UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
35.2%	Fixed-Rate Securities	2,419,451,933	2,419,451,933
63.8%	Variable-Rate Securities	4,388,239,156	4,388,239,156
99.0%	Total Investments	6,807,691,089	6,807,691,089
1.0%	Other Assets and Liabilities, Net		65,799,523
100.0%	Net Assets		6,873,490,612

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 35.2% of net assets
California 35.2%
Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW)		5.00%		04/01/16	1,000,000	1,024,055
California
GO Bonds		3.00%		10/01/15	670,000	670,000
GO Bonds		4.00%		10/01/15	17,245,000	17,245,000
GO Bonds		5.00%		10/01/15	4,580,000	4,580,000
GO Bonds		5.00%		11/01/15	1,350,000	1,355,496
GO Bonds		4.00%		12/01/15	2,000,000	2,012,826
GO Bonds		5.00%		12/01/15	810,000	816,483
GO Bonds		6.00%		02/01/16	1,150,000	1,172,027
GO Bonds		5.00%		03/01/16	3,955,000	4,032,227
GO Bonds		3.00%		04/01/16	115,000	116,545
GO Bonds		4.25%		04/01/16	100,000	101,934
GO Bonds		5.00%		04/01/16	1,380,000	1,412,724
GO Bonds		6.00%		04/01/16	205,000	210,734
GO Bonds		1.00%		05/01/16	695,000	698,041
GO Bonds		5.00%		06/01/16	100,000	103,015
GO Bonds		2.00%		08/01/16	80,000,000	81,192,222
GO Bonds		3.00%		09/01/16	1,000,000	1,024,971
GO Bonds		5.00%		09/01/16	7,435,000	7,761,190
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.04%		10/05/15	23,000,000	23,000,000
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.04%		11/06/15	10,165,000	10,165,000
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.05%		11/24/15	45,000,000	45,000,000
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.04%		12/01/15	6,750,000	6,750,000
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.04%		10/05/15	10,960,000	10,960,000
    1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.06%		11/02/15	8,000,000	8,000,000
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		11/17/15	30,000,000	30,000,000
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.06%		11/30/15	3,450,000	3,450,000
GO CP Series A7 (LOC: Mizuho Bank Ltd)		0.04%		10/07/15	19,000,000	19,000,000
GO Refunding Bonds		5.00%		10/01/15	900,000	900,000
GO Refunding Bonds		5.00%		11/01/15	10,145,000	10,186,648
GO Refunding Bonds		5.00%		12/01/15	1,550,000	1,562,446
GO Refunding Bonds		2.00%		02/01/16	200,000	201,068
GO Refunding Bonds		4.00%		02/01/16	955,000	966,827
GO Refunding Bonds		5.00%		02/01/16	7,010,000	7,122,824
GO Refunding Bonds		5.00%		03/01/16	1,200,000	1,223,285
GO Refunding Bonds		3.00%		04/01/16	1,275,000	1,292,228
GO Refunding Bonds		5.00%		04/01/16	2,100,000	2,150,373
GO Refunding Bonds		2.00%		08/01/16	18,530,000	18,806,148
GO Refunding Bonds		3.00%		08/01/16	52,135,000	53,300,178
GO Refunding Bonds		5.00%		08/01/16	570,000	592,202
GO Refunding Bonds		5.00%		09/01/16	5,635,000	5,882,220
California Dept of Water Resources
Power Supply RB Series 2005G4		4.75%		05/01/16	105,000	107,682
Power Supply RB Series 2005G4		5.00%		05/01/16	5,570,000	5,723,980
Power Supply RB Series 2010L		5.00%		05/01/16	5,540,000	5,695,795
Power Supply RB Series 2010M		4.00%		05/01/16	6,410,000	6,552,102
Power Supply RB Series 2010M		5.00%		05/01/16	4,415,000	4,536,544
Water System RB (Central Valley) Series AF		5.00%		12/01/15	100,000	100,787
Water System RB (Central Valley) Series AJ		5.00%		12/01/15	2,015,000	2,031,471
Water System RB (Central Valley) Series AM		5.00%		12/01/15	195,000	196,497
California Educational Facilities Auth
RB (Univ of Southern California) Series 2005		5.00%		10/01/15	500,000	500,000
California Health Facilities Financing Auth
RB (El Camino Hospital) Series 2015A		2.00%		02/01/16	5,425,000	5,456,832
RB (Kaiser Permanente) Series 2006E		0.14%		12/01/15	24,000,000	24,000,000
RB (Providence Health) Series 2014A		2.00%		10/01/15	540,000	540,000
RB (Scripps Health) Series 2010A		5.00%		11/15/15	1,075,000	1,081,390
RB (Sutter Health) Series 2011B		5.00%		08/15/16	105,000	109,213
California Public Works Board
Lease RB (Univ of California) Series 2005L (ESCROW)		5.00%		11/01/15	5,000,000	5,020,624
Lease RB Series 2011A		4.00%		10/01/15	3,000,000	3,000,000
California School Cash Reserve Program Auth
Bonds 2015-2016 Series A		2.00%		06/30/16	13,325,000	13,491,296
Bonds 2015-2016 Series B		2.00%		06/30/16	2,745,000	2,779,258
California State Univ
Systemwide RB Series 2014A		3.00%		11/01/15	3,890,000	3,899,371
California Statewide Communities Development Auth
M/F Housing RB (Pilgrim Terrace) Series 2015B (ESCROW)		0.30%		05/01/16	11,250,000	11,250,000
RB (Kaiser Permanente) Series 2004E		0.22%		02/04/16	18,300,000	18,300,000
RB (Kaiser Permanente) Series 2004E		0.22%		02/05/16	11,800,000	11,800,000
RB (Kaiser Permanente) Series 2004E		0.23%		02/16/16	24,000,000	24,000,000
RB (Kaiser Permanente) Series 2004I		0.13%		11/02/15	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2004I		0.10%		12/03/15	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2004I		0.21%		02/03/16	10,000,000	10,000,000
2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2004I		0.24%		03/03/16	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2004K		0.14%		10/01/15	12,400,000	12,400,000
RB (Kaiser Permanente) Series 2004K		0.14%		10/05/15	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2006D		0.14%		10/01/15	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008B		0.10%		12/03/15	48,000,000	48,000,000
RB (Kaiser Permanente) Series 2008B		0.23%		01/06/16	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2008C		0.23%		03/03/16	16,500,000	16,500,000
RB (Kaiser Permanente) Series 2008C		0.24%		03/14/16	3,500,000	3,500,000
RB (Kaiser Permanente) Series 2009B3		0.23%		01/07/16	3,500,000	3,500,000
RB (Kaiser Permanente) Series 2009B3		0.24%		03/02/16	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2009B5		0.23%		01/05/16	2,500,000	2,500,000
RB (Kaiser Permanente) Series 2009B6		0.22%		02/02/16	3,750,000	3,750,000
RB (Kaiser Permanente) Series 2009B6		0.22%		02/08/16	14,000,000	14,000,000
RB (Sutter Health) Series 2011A		5.00%		08/15/16	3,650,000	3,800,971
Contra Costa Water District
Extendible CP		0.07%	12/09/15	06/20/16	24,500,000	24,500,000
Water Revenue Notes Series A		3.00%		10/01/15	1,575,000	1,575,000
Water Revenue Notes Series A		4.00%		10/01/15	3,275,000	3,275,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.05%	10/19/15	05/13/16	15,000,000	15,000,000
Wastewater System Refunding RB Series 2014A		3.00%		06/01/16	100,000	101,756
Water System Extendible CP		0.16%	10/07/15	03/08/16	20,000,000	20,000,000
Water System Extendible CP		0.06%	10/15/15	05/01/16	37,000,000	37,000,000
Water System Extendible CP		0.06%	10/16/15	05/06/16	25,200,000	25,200,000
Water System Extendible CP		0.05%	10/19/15	05/13/16	21,800,000	21,800,000
Water System Extendible CP		0.04%	11/04/15	05/30/16	26,400,000	26,400,000
Water System Extendible CP		0.08%	01/06/16	06/05/16	13,000,000	13,000,000
Water System Refunding RB Series 2013A		5.00%		06/01/16	755,000	778,064
Golden Gate Bridge, Highway & Transportation District
CP Series A		0.12%		10/02/15	30,500,000	30,500,000
Healdsburg
Wastewater Refunding RB Series 2015A		2.00%		10/01/15	1,110,000	1,110,000
Kern Cnty
TRAN 2015-2016		7.00%		06/30/16	25,000,000	26,243,908
Los Altos SD
TRAN 2015		2.00%		06/30/16	10,000,000	10,128,106
Los Angeles
TRAN		2.00%		06/30/16	75,000,000	75,938,868
Los Angeles CCD
GO Bonds Series 2006E (ESCROW)		5.00%		08/01/16	2,715,000	2,822,140
Los Angeles Cnty
TRAN		5.00%		06/30/16	117,055,000	121,157,271
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.06%		11/06/15	5,400,000	5,400,000
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.07%		11/24/15	32,500,000	32,500,000
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.08%		12/11/15	3,000,000	3,000,000
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.07%		01/07/16	24,000,000	24,000,000
Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.05%		10/15/15	8,000,000	8,000,000
Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.04%		11/06/15	30,960,000	30,960,000
Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.05%		12/02/15	18,400,000	18,400,000
    3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.05%		12/03/15	22,600,000	22,600,000
Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.05%		12/08/15	40,000,000	40,000,000
Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax Sr RB Series 2013B		5.00%		07/01/16	2,300,000	2,382,444
Sales Tax Sr Refunding RB Series 2013A		5.00%		07/01/16	11,275,000	11,682,480
Los Angeles Cnty Public Works Financing Auth
Lease Refunding RB Series 2015B		4.00%		12/01/15	8,985,000	9,043,828
Los Angeles Dept of Airports
Airport Sr RB Series 2008A		5.50%		05/15/16	455,000	469,518
Airport Sr RB Series 2010D		5.00%		05/15/16	205,000	210,800
Airport Sr RB Series 2012A		4.00%		05/15/16	3,950,000	4,041,359
Los Angeles Dept of Water & Power
Power System RB Series 2012C		3.00%		01/01/16	1,725,000	1,725,000
Power System RB Series 2012C		4.00%		01/01/16	1,200,000	1,200,000
Power System RB Series 2012C		5.00%		01/01/16	13,145,000	13,145,000
Power System Revenue CP (LIQ: Wells Fargo Bank, NA)		0.04%		10/07/15	61,000,000	61,000,000
Power System Revenue CP (LIQ: Wells Fargo Bank, NA)		0.08%		01/07/16	34,000,000	34,000,000
Los Angeles Harbor Dept
Refunding RB Series 2006B		5.00%		08/01/16	1,000,000	1,038,424
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/15	10,000,000	10,000,000
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		11/10/15	10,000,000	10,000,000
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.05%		12/16/15	6,878,000	6,878,000
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.05%		10/06/15	10,000,000	10,000,000
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.06%		11/05/15	10,000,000	10,000,000
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.05%		12/15/15	5,000,000	5,000,000
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.07%		01/07/16	37,750,000	37,750,000
Lease Revenue CP Series A3 (LOC: Bank of the West)		0.07%		11/24/15	10,000,000	10,000,000
Los Angeles Solid Waste System
Solid Waste Resources Refunding RB Series 2013B		5.00%		02/01/16	11,000,000	11,172,431
Los Angeles USD
GO Bonds Election of 2005 Series 2006C		5.00%		07/01/16	100,000	103,496
GO Refunding Bonds Series 2006B		5.00%		07/01/16	1,760,000	1,821,383
GO Refunding Bonds Series 2011A1		4.00%		07/01/16	4,000,000	4,111,523
Orange Cnty Fire Auth
TRAN		2.00%		06/30/16	29,260,000	29,629,854
Riverside Cnty
Teeter Obligation Notes Series 2014D		1.50%		10/14/15	47,960,000	47,983,185
Teeter Obligation Notes Series 2015D	b	2.00%		10/12/16	44,000,000	44,741,400
TRAN		2.00%		06/30/16	50,000,000	50,635,753
Sacramento Municipal Utility District
CP Series K1 (LOC: State Street Bank & Trust Co NA)		0.03%		11/05/15	30,000,000	30,000,000
CP Series L1 (LOC: Barclays Bank Plc)		0.05%		11/04/15	40,000,000	40,000,000
CP Series L1 (LOC: Barclays Bank Plc)		0.05%		11/06/15	20,000,000	20,000,000
Electric Refunding RB Series 2013C		5.00%		08/15/16	4,330,000	4,511,048
San Diego CCD
GO Refunding Bonds Series 2012		4.00%		08/01/16	100,000	103,020
San Diego Cnty & SDs Pool Program
TRAN Program Note Participations Series 2015		2.00%		06/30/16	14,000,000	14,185,309
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2012A		5.00%		04/01/16	1,475,000	1,509,741
4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.09%		10/01/15	16,000,000	16,000,000
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.04%		10/05/15	20,900,000	20,900,000
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.03%		10/06/15	21,100,000	21,100,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/01/15	6,250,000	6,250,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/05/15	25,000,000	25,000,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/06/15	27,500,000	27,500,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.03%		11/17/15	6,250,000	6,250,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.05%		12/09/15	10,000,000	10,000,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		10/05/15	12,050,000	12,050,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/06/15	9,500,000	9,500,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		12/03/15	5,000,000	5,000,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		12/03/15	5,000,000	5,000,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		12/10/15	5,000,000	5,000,000
Extendable CP Series 1		0.06%	11/05/15	05/29/16	12,500,000	12,500,000
Extendable CP Series 1		0.05%	12/03/15	05/30/16	12,500,000	12,500,000
San Diego USD
TRAN 2015-2016 Series A		2.00%		06/30/16	15,000,000	15,192,720
San Francisco
COP (Port Facilities) Series 2013C		4.00%		03/01/16	1,020,000	1,035,284
GO Bonds Series 2015B		2.00%		06/15/16	10,000,000	10,120,043
GO Refunding Bonds Series 2011R1		5.00%		06/15/16	1,925,000	1,989,092
San Francisco Airport Commission
Sub CP Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.05%		11/17/15	16,675,000	16,675,000
Sub CP Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.07%		12/07/15	23,000,000	23,000,000
Sub CP Series A4&B4 (LOC: Wells Fargo Bank, NA)		0.10%		11/05/15	20,000,000	20,000,000
Sub CP Series A4&B4 (LOC: Wells Fargo Bank, NA)		0.06%		12/03/15	10,000,000	10,000,000
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: Wells Fargo Bank, NA)		0.04%		12/09/15	12,500,000	12,500,000
Wastewater CP Series A3 (LOC: Bank of America, NA)		0.04%		12/09/15	6,400,000	6,400,000
Wastewater Refunding RB Series 2013A		4.00%		10/01/15	3,965,000	3,965,000
Wastewater Refunding RB Series 2013A		3.00%		10/01/16	4,650,000	4,776,697
Water RB Series 2010D		5.00%		11/01/15	3,580,000	3,594,611
Water Refunding RB Series 2011D		5.00%		11/01/15	1,750,000	1,757,178
San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.17%		02/16/16	13,770,000	13,770,000
Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.17%		02/16/16	7,500,000	7,500,000
Santa Clara Valley Water District
CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		11/09/15	5,660,000	5,660,000
CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		11/09/15	7,200,000	7,200,000
Santa Monica-Malibu USD
GO Bonds Series B		2.00%		07/01/16	3,860,000	3,908,681
Sequoia UHSD
GO Bonds Series 2014		2.00%		07/01/16	3,065,000	3,106,093
Southern California Metropolitan Water District
Water Refunding RB Series 2009D		3.00%		07/01/16	100,000	102,048
Water Refunding RB Series 2011B		4.00%		07/01/16	585,000	600,963
Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.10%		10/08/15	41,995,000	41,995,000
    5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of California
General RB Series 2008L (ESCROW)		5.00%		05/15/16	8,000,000	8,311,281
General RB Series 2009O		5.00%		05/15/16	820,000	843,993
General RB Series 2009P		4.00%		05/15/16	100,000	102,186
General RB Series 2013AF		3.00%		05/15/16	100,000	101,639
General RB Series 2013AF		5.00%		05/15/16	1,145,000	1,178,724
Limited Project RB Series 2007D (ESCROW)		5.00%		05/15/16	7,955,000	8,271,217
Limited RB Series 2007D		5.00%		05/15/16	150,000	154,238
RB (Univ of California) Series 2007D (ESCROW)		5.00%		05/15/16	2,600,000	2,703,684
Ventura Cnty
TRAN 2015-2016		2.00%		07/01/16	51,000,000	51,656,702
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.05%		12/03/15	13,600,000	13,600,000
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.05%		12/07/15	3,000,000	3,000,000
Total Fixed-Rate Securities
(Cost $2,419,451,933)						2,419,451,933

Variable-Rate Securities 63.8% of net assets
California 61.1%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.03%		10/07/15	7,720,000	7,720,000
M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)	c	0.02%		10/07/15	64,450,000	64,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.03%		10/07/15	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: Fannie Mae)		0.03%		10/07/15	8,100,000	8,100,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.03%		10/07/15	12,165,000	12,165,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.03%		10/07/15	8,295,000	8,295,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.10%		10/07/15	4,440,000	4,440,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.03%		10/07/15	5,790,000	5,790,000
RB (Institute for Defense Analyses) Series 2005 (LOC: Branch Banking & Trust Co)		0.02%		10/07/15	5,000,000	5,000,000
Alameda Cnty IDA
RB (BAT Properties) Series 1998A (LOC: Bank of the West)		0.11%		10/07/15	3,640,000	3,640,000
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	2,835,000	2,835,000
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.06%		10/07/15	2,125,000	2,125,000
RB (Ettore Products) Series 2005A (LOC: Comerica Bank)		0.10%		10/07/15	4,000,000	4,000,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	2,484,000	2,484,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Bank of the West)		0.08%		10/07/15	3,315,000	3,315,000
RB (Plastikon Industries) Series 2000A (LOC: Comerica Bank)		0.10%		10/07/15	2,700,000	2,700,000
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.01%		10/07/15	1,980,000	1,980,000
6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.03%		10/07/15	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		10/07/15	19,030,000	19,030,000
Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.03%		10/07/15	7,500,000	7,500,000
Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/07/15	3,900,000	3,900,000
Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.03%		10/07/15	16,985,000	16,985,000
Toll Bridge RB Series 2007C1 (LIQ: Bank of America, NA)	a	0.04%		10/07/15	4,910,000	4,910,000
Toll Bridge RB Series 2007C2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	11,000,000	11,000,000
Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	7,245,000	7,245,000
Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a,c	0.03%		10/07/15	12,462,156	12,462,156
Toll Bridge RB Series 2008C1 (LOC: Sumitomo Mitsui Banking Corp)		0.01%		10/07/15	3,000,000	3,000,000
Toll Bridge RB Series 2008F1 (ESCROW/LIQ: Citibank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.05%		10/07/15	9,010,000	9,010,000
California
GO Bonds (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/15	5,000,000	5,000,000
GO Bonds (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	3,100,000	3,100,000
GO Bonds Series 2003A1 (LOC: JPMorgan Chase Bank, NA)		0.01%		10/01/15	1,000,000	1,000,000
GO Bonds Series 2003B1 (LOC: JPMorgan Chase Bank, NA; California Public Employees' Retirement System)		0.01%		10/07/15	37,500,000	37,500,000
GO Bonds Series 2003B2 (LOC: JPMorgan Chase Bank, NA; California Public Employees' Retirement System)		0.01%		10/07/15	18,000,000	18,000,000
GO Bonds Series 2003B3 (LOC: JPMorgan Chase Bank, NA; California Public Employees' Retirement System)		0.01%		10/07/15	34,100,000	34,100,000
GO Bonds Series 2004A1 (LOC: Citibank, NA)		0.01%		10/01/15	600,000	600,000
GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Co NA)		0.01%		10/01/15	2,000,000	2,000,000
GO Bonds Series 2004A5 (LOC: Citibank, NA)		0.01%		10/01/15	3,800,000	3,800,000
GO Bonds Series 2004B2 (LOC: Citibank, NA)		0.01%		10/01/15	1,000,000	1,000,000
GO Bonds Series 2004B3 (LOC: Citibank, NA)		0.01%		10/01/15	600,000	600,000
GO Bonds Series 2005A1-2 (LOC: Royal Bank of Canada)		0.01%		10/07/15	39,000,000	39,000,000
GO Bonds Series 2005A2-2 (LOC: Royal Bank of Canada)		0.01%		10/07/15	20,000,000	20,000,000
GO Bonds Series 2005B5 (LOC: Barclays Bank Plc)		0.01%		10/07/15	12,890,000	12,890,000
GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	160,000	160,000
California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.02%		10/07/15	25,330,000	25,330,000
California Dept of Water Resources
Water System RB (Central Valley) Series AE (LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	7,075,000	7,075,000
Water System RB (Central Valley) Series AE (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	12,605,000	12,605,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B		0.01%		10/07/15	2,500,000	2,500,000
RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.02%		10/07/15	9,900,000	9,900,000
    7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Life Chiropractic College West) Series 1999 (LOC: Bank of the West)		0.03%		10/07/15	11,165,000	11,165,000
RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.07%		10/07/15	1,220,000	1,220,000
California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Comerica Bank)		0.10%		10/07/15	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.01%		10/07/15	21,750,000	21,750,000
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.01%		10/07/15	13,450,000	13,450,000
RB (Children's Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.01%		10/07/15	10,510,000	10,510,000
RB (City of Hope) Series 2012B		0.01%		10/07/15	16,000,000	16,000,000
RB (City of Hope) Series 2012C		0.01%		10/07/15	9,700,000	9,700,000
RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a,c	0.02%		10/01/15	81,810,000	81,810,000
RB (Memorial Health Services) Series 2013A		0.01%		10/07/15	9,045,000	9,045,000
RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,020,000	5,020,000
RB (Providence Health & Services) Series 2009B (LIQ: Bank of America, NA)	a	0.03%		10/07/15	9,200,000	9,200,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	4,000,000	4,000,000
RB (Providence Health & Services) Series 2014B (LIQ: Deutsche Bank AG)	a	0.15%		10/07/15	12,165,000	12,165,000
RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.02%		10/07/15	5,815,000	5,815,000
RB (Scripps Health) Series 2008B (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	2,200,000	2,200,000
RB (Scripps Health) Series 2008C (LOC: MUFG Union Bank, NA)		0.01%		10/07/15	9,150,000	9,150,000
RB (Scripps Health) Series 2008E (LOC: MUFG Union Bank, NA)		0.01%		10/07/15	16,670,000	16,670,000
RB (Scripps Health) Series 2010B (LOC: JPMorgan Chase Bank, NA)	c	0.01%		10/07/15	26,150,000	26,150,000
RB (Scripps Health) Series 2012B		0.01%		10/07/15	13,225,000	13,225,000
RB (Scripps Health) Series 2012C		0.01%		10/07/15	2,300,000	2,300,000
RB (St Joseph Health) Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	11,565,000	11,565,000
RB (St Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	11,250,000	11,250,000
RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.17%		10/07/15	9,000,000	9,000,000
RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	8,130,000	8,130,000
RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	16,805,000	16,805,000
RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.17%		10/07/15	23,000,000	23,000,000
RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.03%		10/07/15	9,565,000	9,565,000
RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	6,665,000	6,665,000
RB (Sutter Health) Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,730,000	3,730,000
RB (Sutter Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	17,195,000	17,195,000
8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California HFA
Home Mortgage RB Series 2000N (LOC: Bank of America, NA)		0.01%		10/07/15	955,000	955,000
Home Mortgage RB Series 2003H (LOC: Bank of America, NA)		0.01%		10/07/15	1,520,000	1,520,000
Home Mortgage RB Series 2003M (LOC: Royal Bank of Canada)		0.01%		10/07/15	4,675,000	4,675,000
Home Mortgage RB Series 2005A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	4,600,000	4,600,000
Home Mortgage RB Series 2005B (LOC: Bank of America, NA)		0.01%		10/07/15	1,915,000	1,915,000
Home Mortgage RB Series 2005F (LOC: Sumitomo Mitsui Banking Corp)		0.01%		10/07/15	4,700,000	4,700,000
Home Mortgage RB Series 2006C (LOC: Bank of America, NA)		0.01%		10/07/15	1,995,000	1,995,000
Home Mortgage RB Series 2006F (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	2,000,000	2,000,000
Home Mortgage RB Series 2007H (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	4,700,000	4,700,000
Home Mortgage RB Series 2007K (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	2,500,000	2,500,000
Home Mortgage RB Series 2008D (LOC: Royal Bank of Canada)		0.01%		10/07/15	3,000,000	3,000,000
Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: Federal Home Loan Bank)		0.03%		10/07/15	12,840,000	12,840,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Bank of the West)		0.06%		10/07/15	3,005,000	3,005,000
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.05%		10/07/15	1,780,000	1,780,000
RB (St Margaret's Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.18%		10/30/15	11,060,000	11,060,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG Union Bank, NA)		0.01%		10/01/15	1,000,000	1,000,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG Union Bank, NA)		0.01%		10/01/15	1,145,000	1,145,000
California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.05%		10/07/15	12,440,000	12,440,000
Recovery Zone Facility RB (Chevron) Series 2010A		0.01%		10/01/15	11,180,000	11,180,000
Recovery Zone Facility RB (Chevron) Series 2010C		0.01%		10/01/15	8,205,000	8,205,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.01%		10/01/15	4,300,000	4,300,000
Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.01%		10/01/15	3,100,000	3,100,000
Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.01%		10/01/15	3,700,000	3,700,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.06%		10/07/15	5,570,000	5,570,000
Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.08%		10/07/15	3,330,000	3,330,000
Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.08%		10/07/15	2,570,000	2,570,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.06%		10/07/15	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	2,020,000	2,020,000
Solid Waste Disposal RB (Bay Counties SMaRT) Series 2014 (LOC: Comerica Bank)		0.10%		10/07/15	4,210,000	4,210,000
Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.10%		10/07/15	6,560,000	6,560,000
    9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.08%		10/07/15	15,600,000	15,600,000
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.02%		10/07/15	4,665,000	4,665,000
Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.06%		10/07/15	8,705,000	8,705,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.06%		10/07/15	8,705,000	8,705,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.06%		10/07/15	7,505,000	7,505,000
Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	2,385,000	2,385,000
Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)	c	0.06%		10/07/15	19,600,000	19,600,000
Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.06%		10/07/15	34,615,000	34,615,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	1,395,000	1,395,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	5,790,000	5,790,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	5,970,000	5,970,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	8,925,000	8,925,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG Union Bank, NA)		0.02%		10/07/15	7,100,000	7,100,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG Union Bank, NA)		0.02%		10/07/15	2,475,000	2,475,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG Union Bank, NA)		0.07%		10/07/15	3,000,000	3,000,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	2,990,000	2,990,000
Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	1,810,000	1,810,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.06%		10/07/15	2,500,000	2,500,000
Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.10%		10/07/15	1,100,000	1,100,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: Comerica Bank)		0.10%		10/07/15	1,370,000	1,370,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.10%		10/07/15	2,630,000	2,630,000
Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	2,275,000	2,275,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: Comerica Bank)		0.10%		10/07/15	1,170,000	1,170,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.06%		10/07/15	2,280,000	2,280,000
Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	945,000	945,000
10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.06%		10/07/15	4,550,000	4,550,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	27,800,000	27,800,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	5,500,000	5,500,000
Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.10%		10/07/15	2,070,000	2,070,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.10%		10/07/15	585,000	585,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG Union Bank, NA)		0.02%		10/07/15	1,840,000	1,840,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.04%		10/07/15	1,750,000	1,750,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	1,235,000	1,235,000
Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.10%		10/07/15	2,205,000	2,205,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.05%		10/07/15	5,400,000	5,400,000
Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: Comerica Bank)		0.10%		10/07/15	2,810,000	2,810,000
Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: Comerica Bank)		0.10%		10/07/15	9,390,000	9,390,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG Union Bank, NA)		0.02%		10/07/15	2,095,000	2,095,000
California Public Works Board
Lease Refunding RB (Univ of California) Series 2007A (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	8,625,000	8,625,000
Lease Refunding RB (Univ of California) Series 2007C (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	10,910,000	10,910,000
California State Univ
RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a,c	0.03%		10/07/15	25,765,000	25,765,000
RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,840,000	5,840,000
California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.08%		10/07/15	1,260,000	1,260,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: Fannie Mae)		0.05%		10/07/15	6,270,000	6,270,000
M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: Federal Home Loan Bank)		0.02%		10/07/15	10,000,000	10,000,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.03%		10/07/15	4,590,000	4,590,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.03%		10/07/15	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: Freddie Mac)		0.03%		10/07/15	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.04%		10/07/15	10,125,000	10,125,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.03%		10/07/15	8,295,000	8,295,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.02%		10/07/15	15,000,000	15,000,000
M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.05%		10/07/15	4,725,000	4,725,000
    11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.02%		10/07/15	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.03%		10/07/15	5,010,000	5,010,000
M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.03%		10/07/15	7,320,000	7,320,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.02%		10/07/15	10,000,000	10,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.03%		10/07/15	7,000,000	7,000,000
M/F Housing RB (Hallmark House Apts) Series 2003ZZ (LOC: Fannie Mae)		0.03%		10/07/15	6,420,000	6,420,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: Federal Home Loan Bank)		0.02%		10/07/15	7,100,000	7,100,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.05%		10/07/15	6,900,000	6,900,000
M/F Housing RB (Knolls at Green Valley Apts) Series 2002FF (LOC: Fannie Mae)		0.03%		10/07/15	13,205,000	13,205,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.05%		10/07/15	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.02%		10/07/15	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: Fannie Mae)		0.03%		10/07/15	10,750,000	10,750,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.03%		10/07/15	7,150,000	7,150,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.04%		10/07/15	3,420,000	3,420,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.03%		10/07/15	16,650,000	16,650,000
M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.03%		10/07/15	13,290,000	13,290,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.05%		10/07/15	12,300,000	12,300,000
M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.04%		10/07/15	9,100,000	9,100,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: Citibank, NA)		0.05%		10/07/15	6,440,000	6,440,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.03%		10/07/15	16,405,000	16,405,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.04%		10/07/15	6,070,000	6,070,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.03%		10/07/15	12,750,000	12,750,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.02%		10/07/15	6,500,000	6,500,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: Federal Home Loan Bank)		0.03%		10/07/15	16,775,000	16,775,000
RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		10/07/15	4,950,000	4,950,000
RB (Plan Nine Partners) Series 2005A (LOC: MUFG Union Bank, NA)		0.04%		10/07/15	5,300,000	5,300,000
RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.03%		10/07/15	6,300,000	6,300,000
Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.02%		10/07/15	2,175,000	2,175,000
12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.05%		10/07/15	12,155,000	12,155,000
Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	9,995,000	9,995,000
Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.07%		10/07/15	24,875,000	24,875,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: Citibank, NA)	a	0.03%		10/07/15	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.03%		10/07/15	32,200,000	32,200,000
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: Freddie Mac)		0.03%		10/07/15	28,700,000	28,700,000
Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	38,355,000	38,355,000
East Bay Municipal Utility District
Water System RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	1,830,000	1,830,000
Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.01%		10/07/15	19,765,000	19,765,000
Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.03%		10/07/15	35,000,000	35,000,000
Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a,c	0.03%		10/07/15	49,500,000	49,500,000
Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.06%	10/01/15	05/05/16	17,500,000	17,500,000
El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.15%		10/07/15	8,835,000	8,835,000
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG Union Bank, NA)		0.03%		10/07/15	14,725,000	14,725,000
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)	c	0.03%		10/07/15	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.04%		10/07/15	6,900,000	6,900,000
Foothill-DeAnza CCD
GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.07%		10/07/15	16,830,000	16,830,000
GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.03%		10/07/15	29,015,000	29,015,000
GO Bonds Series C (LIQ: Citibank, NA)	a	0.02%		10/07/15	4,500,000	4,500,000
GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.03%		10/07/15	9,750,000	9,750,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW/LIQ: Credit Suisse AG)	a	0.02%		10/07/15	8,200,000	8,200,000
Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	17,830,000	17,830,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.05%		10/07/15	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.03%		10/07/15	9,500,000	9,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.03%		10/07/15	4,200,000	4,200,000
Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.05%	10/01/15	03/15/16	15,600,000	15,600,000
Refunding Bonds Series 2011A2		0.05%	10/01/15	03/15/16	9,000,000	9,000,000
    13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.02%		10/07/15	2,100,000	2,100,000
Long Beach CCD
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	25,035,000	25,035,000
GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.12%		10/07/15	11,351,000	11,351,000
Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.17%		10/07/15	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	7,750,000	7,750,000
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.07%		10/07/15	4,660,000	4,660,000
Wastewater System RB (Green Bonds) Series 2015A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,510,000	2,510,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	16,535,000	16,535,000
GO Bonds Series 2007A (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	5,225,000	5,225,000
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.04%		10/07/15	3,000,000	3,000,000
GO Bonds Series 2008F1 (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	6,665,000	6,665,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.02%		10/07/15	11,000,000	11,000,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.03%		10/07/15	9,300,000	9,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.04%		10/07/15	14,200,000	14,200,000
M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: Fannie Mae)		0.01%		10/07/15	14,550,000	14,550,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.04%		10/07/15	17,000,000	17,000,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: Freddie Mac)		0.02%		10/07/15	13,800,000	13,800,000
M/F Housing RB (Security Building) Series 2001A (LOC: Fannie Mae)		0.03%		10/07/15	3,955,000	3,955,000
Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/15	19,295,000	19,295,000
Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.09%		10/07/15	13,475,000	13,475,000
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.02%		10/07/15	10,095,000	10,095,000
Airport Sr RB Series 2010A (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	5,085,000	5,085,000
Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	8,665,000	8,665,000
Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	6,630,000	6,630,000
Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,665,000	6,665,000
Airport Sr RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	4,165,000	4,165,000
Airport Sr RB Series 2015A (LIQ: Morgan Stanley Bank NA)	a	0.09%		10/07/15	9,500,000	9,500,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B5 (LIQ: Bank of Montreal)		0.01%		10/07/15	24,500,000	24,500,000
Power System RB Series 2001B8 (LIQ: Bank of Montreal)		0.01%		10/07/15	6,000,000	6,000,000
Power System RB Series 2002A1 (LIQ: Bank of America, NA)		0.01%		10/07/15	10,000,000	10,000,000
14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Power System RB Series 2002A4 (LIQ: Bank of America, NA)		0.01%		10/07/15	19,250,000	19,250,000
Power System RB Series 2002A5 (LIQ: Citibank, NA)		0.01%		10/07/15	5,000,000	5,000,000
Power System RB Series 2002A6 (LIQ: Bank of America, NA)		0.01%		10/07/15	12,600,000	12,600,000
Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	14,855,000	14,855,000
Power System RB Series 2012B, 2014B&E (LIQ: Morgan Stanley Bank NA)	a	0.02%		10/07/15	15,360,000	15,360,000
Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,500,000	2,500,000
Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.03%		10/07/15	35,110,000	35,110,000
Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.03%		10/07/15	17,500,000	17,500,000
Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	24,210,000	24,210,000
Water System RB Series 2011A (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	17,565,000	17,565,000
Water System RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,665,000	3,665,000
Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	12,000,000	12,000,000
Water System RB Series 2012B (LIQ: Citibank, NA)	a	0.03%		10/07/15	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	4,000,000	4,000,000
Los Angeles Harbor Dept
RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	9,725,000	9,725,000
Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.07%		10/07/15	16,120,000	16,120,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Bank of the West)		0.09%		10/07/15	1,410,000	1,410,000
RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	3,000,000	3,000,000
Los Angeles USD
GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	7,290,000	7,290,000
GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,890,000	6,890,000
GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	24,775,000	24,775,000
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.03%		10/07/15	1,350,000	1,350,000
Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	6,520,000	6,520,000
Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.02%		10/07/15	4,895,000	4,895,000
Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.01%		10/07/15	9,900,000	9,900,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: Citibank, NA)	a	0.03%		10/07/15	8,000,000	8,000,000
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG Union Bank, NA)		0.01%		10/07/15	10,295,000	10,295,000
Lease RB Series 2006 (LOC: MUFG Union Bank, NA)	c	0.01%		10/07/15	19,675,000	19,675,000
Wastewater RB Series 2004B (LOC: MUFG Union Bank, NA)		0.01%		10/07/15	17,745,000	17,745,000
Palomar CCD
GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	30,280,000	30,280,000
Pasadena
Refunding COP Series 2008A (LOC: Bank of America, NA)		0.02%		10/07/15	13,600,000	13,600,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.06%		10/07/15	2,450,000	2,450,000
    15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.10%		10/07/15	4,959,000	4,959,000
Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.03%		10/07/15	7,445,000	7,445,000
Pittsburg Redevelopment Agency
Sub Tax Allocation Bonds (Los Medanos) Series 2004A (LOC: State Street Bank & Trust Co NA; Cal St Teachers Retirement Sys)		0.01%		10/01/15	9,855,000	9,855,000
Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	15,555,000	15,555,000
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.03%		10/07/15	13,360,000	13,360,000
Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	8,825,000	8,825,000
Poway USD
GO Bonds Series 2008B (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	10,000,000	10,000,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.03%		10/07/15	10,890,000	10,890,000
Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG Union Bank, NA)		0.01%		10/07/15	7,000,000	7,000,000
Riverside
Electric Refunding RB Series 2008A (LOC: Barclays Bank Plc)		0.01%		10/07/15	40,000,000	40,000,000
Riverside Cnty Transportation Commission
Sales Tax RB Series 2009A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	7,600,000	7,600,000
Sales Tax RB Series 2009C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	10,765,000	10,765,000
Sales Tax RB Series 2013A (LIQ: Citibank, NA)	a	0.03%		10/07/15	1,675,000	1,675,000
Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	8,240,000	8,240,000
Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.12%		10/07/15	8,835,000	8,835,000
Sacramento Cnty Housing Auth
M/F Housing RB (Arlington Creek Apts) Series 2001I (LOC: Fannie Mae)		0.03%		10/07/15	10,000,000	10,000,000
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.03%		10/07/15	12,255,000	12,255,000
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.03%		10/07/15	14,000,000	14,000,000
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.03%		10/07/15	16,500,000	16,500,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.04%		10/07/15	41,800,000	41,800,000
M/F Housing RB (Normandy Park Sr Apts) Series 2000A (LOC: Fannie Mae)		0.03%		10/07/15	6,000,000	6,000,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.04%		10/07/15	4,456,000	4,456,000
M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.03%		10/07/15	16,155,000	16,155,000
Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/01/15	29,945,000	29,945,000
16

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.04%		10/07/15	17,200,000	17,200,000
M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.04%		10/07/15	9,400,000	9,400,000
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.03%		10/07/15	10,265,000	10,265,000
M/F Housing RB (St Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.03%		10/07/15	8,000,000	8,000,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.03%		10/07/15	5,150,000	5,150,000
Sacramento Municipal Utility District
Electric Sub RB Series 2012M (LOC: State Street Bank & Trust Co NA)		0.01%		10/07/15	2,940,000	2,940,000
Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)	c	0.01%		10/07/15	51,200,000	51,200,000
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.01%		10/07/15	6,000,000	6,000,000
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2015A (LIQ: Mizuho Bank Ltd)		0.01%		10/07/15	20,100,000	20,100,000
San Bernardino CCD
GO Bonds Series C (LIQ: Citibank, NA)	a	0.22%		10/07/15	7,500,000	7,500,000
GO Refunding Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: Citibank, NA)	a	0.03%		10/07/15	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	4,000,000	4,000,000
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.03%		10/07/15	3,125,000	3,125,000
San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.02%		10/07/15	4,175,000	4,175,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.01%		10/07/15	15,100,000	15,100,000
Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.01%		10/07/15	14,310,000	14,310,000
San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.02%		10/07/15	33,580,000	33,580,000
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,810,000	5,810,000
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.03%		10/07/15	25,595,000	25,595,000
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.03%		10/07/15	5,420,000	5,420,000
San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.04%		10/07/15	3,325,000	3,325,000
San Francisco Airport Commission
Refunding RB Second Series 36A (LOC: US Bank, NA)		0.01%		10/07/15	25,000,000	25,000,000
Refunding RB Second Series 36B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	3,790,000	3,790,000
Refunding RB Second Series 36C (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	13,570,000	13,570,000
San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,360,000	6,360,000
Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,130,000	6,130,000
    17

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Francisco Finance Corp
Lease Refunding RB Series 2008-1 (LOC: State Street Bank & Trust Co NA)		0.01%		10/07/15	10,750,000	10,750,000
Lease Refunding RB Series 2008-2 (LOC: State Street Bank & Trust Co NA)		0.01%		10/07/15	7,775,000	7,775,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.03%		10/07/15	6,475,000	6,475,000
San Francisco Municipal Transportation Agency
RB Series 2014 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: State Street Bank & Trust Co NA)	a	0.03%		10/07/15	4,555,000	4,555,000
Water RB 2012A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	6,665,000	6,665,000
San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.02%		10/07/15	30,100,000	30,100,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.03%		10/07/15	3,750,000	3,750,000
San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.03%		10/07/15	6,495,000	6,495,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.03%		10/07/15	2,000,000	2,000,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.03%		10/07/15	3,980,000	3,980,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.05%		10/07/15	13,390,000	13,390,000
San Marcos USD
GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	11,060,000	11,060,000
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.02%		10/07/15	19,240,000	19,240,000
GO Bonds Series 2015A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	10,745,000	10,745,000
Santa Clara Cnty Financing Auth
Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	47,050,000	47,050,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG Union Bank, NA)		0.10%		10/07/15	8,427,000	8,427,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG Union Bank, NA)		0.04%		10/07/15	3,981,000	3,981,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.01%		10/07/15	6,915,000	6,915,000
Sales Tax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.01%		10/07/15	21,175,000	21,175,000
Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.01%		10/07/15	8,000,000	8,000,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: Bank of the West)		0.05%		10/07/15	1,930,000	1,930,000
Southern California Metropolitan Water District
Water RB Series 2000B3 (LIQ: Wells Fargo Bank, NA)		0.01%		10/01/15	2,700,000	2,700,000
Water RB Series 2005C (LIQ: Citibank, NA)	a,c	0.03%		10/07/15	24,750,000	24,750,000
18

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,590,000	5,590,000
Water Refunding RB Series 2009A2	c	0.07%	10/01/15	01/11/16	50,000,000	50,000,000
Water Refunding RB Series 2011A1		0.04%	10/01/15	01/04/16	32,000,000	32,000,000
Water Refunding RB Series 2011A3		0.04%	10/01/15	01/04/16	32,000,000	32,000,000
Water Refunding RB Series 2013E	c	0.09%	10/01/15	01/29/16	52,000,000	52,000,000
Water Refunding RB Series 2014D		0.01%		10/07/15	5,655,000	5,655,000
Water Refunding RB Series 2015A		0.01%		10/07/15	11,500,000	11,500,000
Water Refunding RB Series 2015A2		0.01%		10/07/15	16,000,000	16,000,000
Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-2 (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	4,980,000	4,980,000
Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.02%		10/07/15	8,800,000	8,800,000
Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.02%		10/07/15	2,100,000	2,100,000
Univ of California
General RB Series 2009O (LIQ: Citibank, NA)	a	0.02%		10/07/15	3,500,000	3,500,000
General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	6,665,000	6,665,000
General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,500,000	6,500,000
General RB Series 2013AI (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	1,900,000	1,900,000
General RB Series 2013AI (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	10,665,000	10,665,000
General RB Series 2014AM (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,985,000	5,985,000
General RB Series 2014AM (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	7,600,000	7,600,000
Limited Project RB Series 2015I (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	9,600,000	9,600,000
Limited RB Series 2007D (LIQ: Citibank, NA)	a	0.02%		10/01/15	8,600,000	8,600,000
Limited RB Series 2012G (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	4,695,000	4,695,000
Medical Center Pooled RB Series 2007C2 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	20,750,000	20,750,000
Medical Center Pooled RB Series 2013J (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	15,505,000	15,505,000
Victor Valley CCD
GO Bonds Series C (LIQ: Wells Fargo & Co)	a	0.05%		10/07/15	8,885,000	8,885,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG Union Bank, NA)		0.10%		10/07/15	5,335,000	5,335,000
Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.05%		10/07/15	8,000,000	8,000,000
						4,204,139,156
Other Investments 2.7%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.17%		10/07/15	50,300,000	50,300,000
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.17%		10/07/15	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Royal Bank of Canada)	a	0.10%		10/07/15	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (GTY/LIQ: Citibank, NA)	a	0.09%		10/07/15	19,300,000	19,300,000
    19

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		10/07/15	38,000,000	38,000,000
Nuveen California Dividend Advantage Municipal Fund 3
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.11%		10/07/15	15,900,000	15,900,000
						184,100,000
Total Variable-Rate Securities
(Cost $4,388,239,156)						4,388,239,156

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $6,807,691,089.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,838,848,156 or 26.8% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
20

Schwab California Municipal Money Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
21

Schwab California Municipal Money Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level1, Level 2 and Level 3 for the period ended September 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings.
REG47704SEP15
22

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
32.1%	Fixed-Rate Securities	4,072,112,346	4,072,112,346
68.9%	Variable-Rate Securities	8,746,397,677	8,746,397,677
101.0%	Total Investments	12,818,510,023	12,818,510,023
(1.0%)	Other Assets and Liabilities, Net		(131,898,837)
100.0%	Net Assets		12,686,611,186

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 32.1% of net assets
Alabama 0.7%
Alabama
GO Bonds Series 2006		5.00%		02/01/16	1,290,000	1,310,861
Alabama Public School & College Auth
Refunding Bonds Series 2009A		5.00%		05/01/16	4,995,000	5,135,221
Refunding Bonds Series 2010A		5.00%		05/01/16	755,000	775,108
Huntsville Health Care Auth
CP		0.07%		10/15/15	22,500,000	22,500,000
CP		0.07%		11/04/15	15,000,000	15,000,000
CP		0.05%		12/07/15	27,500,000	27,500,000
CP		0.09%		02/04/16	10,000,000	10,000,000
						82,221,190
Alaska 0.0%
Alaska Housing Finance Corp
General Mortgage RB II Series 2012A		1.15%		06/01/16	280,000	281,019
State Capital Project Bonds II Series 2015B		3.00%		06/01/16	755,000	767,770
North Slope Borough
GO Bonds Series 2006A		5.00%		06/30/16	160,000	165,429
GO Bonds Series 2007A		5.00%		06/30/16	845,000	873,981
GO Bonds Series 2011B		4.00%		06/30/16	175,000	179,579
GO Bonds Series 2011B		5.00%		06/30/16	960,000	993,605
						3,261,383
Arizona 0.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2007A		5.00%		01/01/16	425,000	429,813
RB (Banner Health) Series 2008D		5.00%		01/01/16	1,500,000	1,517,339

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Phoenix Civic Improvement Corp
Airport CP Series 2014A2&B2 (LOC: Barclays Bank Plc)		0.09%		10/16/15	20,000,000	20,000,000
						21,947,152
California 5.4%
California
GO Refunding Bonds		3.00%		08/01/16	25,000,000	25,558,064
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.13%		11/02/15	29,000,000	29,000,000
RB (Kaiser Permanente) Series 2006E		0.14%		11/03/15	19,435,000	19,435,000
RB (Kaiser Permanente) Series 2006E		0.14%		12/01/15	7,500,000	7,500,000
RB (Kaiser Permanente) Series 2006E		0.21%		02/03/16	4,000,000	4,000,000
California School Cash Reserve Program Auth
Bonds 2015-2016 Series B		2.00%		06/30/16	24,705,000	25,013,318
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.11%		12/01/15	26,200,000	26,200,000
RB (Kaiser Permanente) Series 2004E		0.23%		02/16/16	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004I		0.13%		11/02/15	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2004I		0.10%		12/03/15	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004I		0.21%		02/03/16	6,700,000	6,700,000
RB (Kaiser Permanente) Series 2004I		0.24%		03/03/16	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2004K		0.14%		10/01/15	16,000,000	16,000,000
RB (Kaiser Permanente) Series 2004K		0.14%		11/03/15	1,400,000	1,400,000
RB (Kaiser Permanente) Series 2004K		0.25%		03/04/16	20,800,000	20,800,000
RB (Kaiser Permanente) Series 2006D		0.11%		12/01/15	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2008B		0.14%		10/02/15	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2008B		0.23%		01/06/16	24,000,000	24,000,000
RB (Kaiser Permanente) Series 2008B		0.23%		02/16/16	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2008C		0.23%		03/03/16	29,500,000	29,500,000
RB (Kaiser Permanente) Series 2008C		0.24%		03/14/16	5,700,000	5,700,000
RB (Kaiser Permanente) Series 2009A		5.00%		04/01/16	2,000,000	2,047,362
RB (Kaiser Permanente) Series 2009B2		0.14%		11/12/15	27,000,000	27,000,000
RB (Kaiser Permanente) Series 2009B3		0.23%		01/07/16	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B5		0.23%		01/05/16	7,250,000	7,250,000
RB (Kaiser Permanente) Series 2009B6		0.22%		02/08/16	31,000,000	31,000,000
East Bay Municipal Utility District
Water System Extendible CP		0.06%	10/15/15	05/01/16	11,300,000	11,300,000
Kern Cnty
TRAN 2015-2016		7.00%		06/30/16	16,000,000	16,796,083
Los Angeles
TRAN	c	2.00%		06/30/16	135,000,000	136,689,962
Los Angeles Cnty
TRAN		5.00%		06/30/16	50,000,000	51,751,875
Riverside Cnty
TRAN		2.00%		06/30/16	36,000,000	36,457,743
Sacramento Municipal Utility District
CP Series L1 (LOC: Barclays Bank Plc)		0.05%		12/03/15	10,000,000	10,000,000
San Diego USD
TRAN 2015-2016 Series A		2.00%		06/30/16	25,000,000	25,321,200
						683,420,607

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 0.4%
Boulder Cnty
COP Series 2015		5.00%		12/01/15	1,940,000	1,955,288
Colorado
Education Loan Program TRAN Series 2015A		2.00%		06/29/16	10,000,000	10,125,800
General Fund TRAN Series 2015A		1.75%		06/28/16	35,000,000	35,379,956
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008C2		4.00%		11/12/15	2,170,000	2,179,352
Colorado Springs
Utilities System Refunding RB Series 2011A		5.00%		11/15/15	150,000	150,869
Univ of Colorado
Univ Enterprise RB Series 2013A		4.00%		06/01/16	415,000	425,058
Univ Enterprise Refunding RB Series 2009C		4.00%		06/01/16	100,000	102,351
Univ Enterprise Refunding RB Series 2012A1		1.50%		06/01/16	100,000	100,732
						50,419,406
Connecticut 0.2%
Connecticut
GO Bonds Series 2005D		5.00%		11/15/15	100,000	100,571
GO Bonds Series 2006C (ESCROW)		5.00%		06/01/16	2,000,000	2,063,039
GO Bonds Series 2006D		5.00%		11/01/15	210,000	210,807
GO Bonds Series 2007D		3.50%		12/01/15	150,000	150,764
GO Bonds Series 2010A		5.00%		04/01/16	2,250,000	2,303,560
GO Bonds Series 2010B		2.13%		12/01/15	100,000	100,307
GO Refunding Bonds Series 2001C		5.50%		12/15/15	100,000	101,061
GO Refunding Bonds Series 2007B		5.00%		05/01/16	475,000	487,732
GO Refunding Bonds Series 2009C		3.00%		03/01/16	100,000	101,033
GO Refunding Bonds Series 2014C		3.00%		12/15/15	125,000	125,688
Connecticut Health & Educational Facilities Auth
RB (Yale Univ) Series 2013A		1.35%		07/21/16	14,150,000	14,262,176
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2006D		4.05%		11/15/15	175,000	175,736
Housing Mortgage Finance Program Bonds Series 2012D1		1.20%		11/15/15	225,000	225,228
Housing Mortgage Finance Program Bonds Series 2014C1		0.25%		11/15/15	300,000	299,985
						20,707,687
Delaware 0.0%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.04%		10/21/15	4,000,000	4,000,000
District of Columbia 0.1%
District of Columbia
GO Bonds Series 2007C		5.00%		06/01/16	1,000,000	1,030,628
GO Bonds Series 2013A		5.00%		06/01/16	3,225,000	3,326,007
GO Refunding Bonds Series 2005B		5.25%		06/01/16	2,235,000	2,307,682
GO Refunding Bonds Series 2007B		5.00%		06/01/16	100,000	102,948
Income Tax Secured RB Series 2009A		4.00%		12/01/15	1,500,000	1,509,540
Income Tax Secured RB Series 2009D		4.00%		12/01/15	100,000	100,594
Income Tax Secured RB Series 2009D		5.00%		12/01/15	1,485,000	1,496,593
Income Tax Secured RB Series 2011F		3.00%		12/01/15	725,000	728,271
Income Tax Secured RB Series 2012C		5.00%		12/01/15	500,000	503,900

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Income Tax Secured Refunding RB Series 2009B		4.00%		12/01/15	250,000	251,488
Income Tax Secured Refunding RB Series 2009C		5.00%		12/01/15	100,000	100,785
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998		6.00%		10/01/15	5,970,000	5,970,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2012B		4.00%		10/01/16	100,000	103,540
Airport System Refunding RB Series 2015B		1.00%		10/01/15	550,000	550,000
						18,081,976
Florida 1.2%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: Bank of America, NA)		0.06%		10/15/15	11,750,000	11,750,000
Broward Cnty SD
TAN Series 2015	b	0.75%		01/29/16	45,000,000	45,090,450
Florida
Dept of Management Services Refunding COP Series 2015A		5.00%		08/01/16	5,130,000	5,325,239
Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2009B		5.00%		07/01/16	360,000	372,276
Florida Hurricane Catastrophe Fund Finance Corp
RB Series 2010A (ESCROW)		5.00%		07/01/16	7,000,000	7,250,724
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2005G		5.00%		06/01/16	100,000	103,053
Public Education Capital Outlay Bonds Series 2006C		5.00%		06/01/16	100,000	103,036
Public Education Capital Outlay Bonds Series 2006D		5.00%		06/01/16	100,000	103,094
Public Education Capital Outlay Bonds Series 2007C		5.00%		06/01/16	100,000	103,015
Public Education Capital Outlay Bonds Series 2008A		5.00%		06/01/16	300,000	309,047
Public Education Capital Outlay Refunding Bonds Series 2007A		5.00%		06/01/16	100,000	103,015
Public Education Capital Outlay Refunding Bonds Series 2009A		5.00%		06/01/16	375,000	386,735
Public Education Capital Outlay Refunding Bonds Series 2009D		5.50%		06/01/16	500,000	517,407
Public Education Capital Outlay Refunding Bonds Series 2011A		5.00%		06/01/16	170,000	175,078
Public Education Capital Outlay Refunding Bonds Series 2013B		5.00%		06/01/16	490,000	504,980
Public Education Capital Outlay Refunding Bonds Series 2014A		3.00%		01/01/16	1,805,000	1,817,548
Public Education Capital Outlay Refunding Bonds Series 2014A		5.00%		06/01/16	180,000	185,466
Public Education Capital Outlay Refunding Bonds Series 2014B		5.00%		06/01/16	500,000	515,428
Public Education Capital Outlay Refunding Bonds Series 2014C		4.00%		06/01/16	250,000	255,926
Public Education Capital Outlay Refunding Bonds Series 2015A		5.00%		06/01/16	1,400,000	1,443,654
Public Education Capital Outlay Refunding Bonds Series 2015D		5.00%		06/01/16	7,500,000	7,740,495
Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2009A		5.50%		10/01/15	3,820,000	3,820,000
Airport Facilities Refunding RB Series 2011C		3.00%		10/01/15	590,000	590,000
JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.06%		12/02/15	17,000,000	17,000,000
Electric System RB Series Three 2008E		5.00%		10/01/15	960,000	960,000
Electric System RB Series Three 2010D		4.00%		10/01/15	880,000	880,000
Electric System RB Series Three 2013A		5.00%		10/01/15	400,000	400,000
Electric System RB Series Three 2013C		3.00%		10/01/15	1,330,000	1,330,000
Electric System Sub RB Series 2012A		5.00%		10/01/16	100,000	104,567
Electric System Sub RB Series 2013B		5.00%		10/01/15	2,640,000	2,640,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Electric System Sub RB Series 2013D		3.00%		10/01/15	2,000,000	2,000,000
RB Series Three 2014A		3.00%		10/01/16	500,000	512,706
Miami-Dade Cnty
Water & Sewer System RB Series 2008A		5.00%		10/01/15	100,000	100,000
Water & Sewer System RB Series 2008B		5.00%		10/01/15	12,300,000	12,300,000
Orlando Utilities Commission
Utility System Refunding RB Series 2009C		4.00%		10/01/15	575,000	575,000
Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.08%		12/11/15	10,000,000	10,000,000
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/16	17,534,000	17,534,000
						154,901,939
Georgia 0.1%
Atlanta Airport
Second Lien Airport Passenger Facility Charge & Third Lien Airport General Revenue CP Series D3 (LOC: Bank of America, NA)		0.14%		02/03/16	2,223,000	2,223,000
Second Lien Airport Passenger Facility Charge & Third Lien Airport General Revenue CP Series D4 (LOC: Bank of America, NA)		0.16%		02/03/16	2,094,000	2,094,000
Second Lien Airport Passenger Facility Charge & Third Lien Airport General Revenue CP Series E1, E2, E3, E4 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.16%		02/03/16	3,594,000	3,594,000
Third Lien Airport General Revenue CP Series D2 (LOC: Bank of America, NA)		0.16%		02/03/16	460,000	460,000
Georgia
GO Bonds 2009B		3.00%		01/01/16	300,000	301,984
GO Bonds 2009B		4.00%		01/01/16	1,500,000	1,514,098
GO Bonds 2011I		5.00%		11/01/15	1,000,000	1,004,142
GO Bonds 2013D		5.00%		02/01/16	140,000	142,188
Municipal Electric Auth of Georgia
Project One BAN Series A (LOC: Wells Fargo Bank, NA)		0.10%		10/14/15	7,000,000	7,000,000
						18,333,412
Hawaii 0.1%
Hawaii
GO Bonds Series 2006DI		4.00%		03/01/16	200,000	203,031
GO Bonds Series 2007DJ		4.00%		04/01/16	255,000	259,477
GO Bonds Series 2009DQ		5.00%		06/01/16	140,000	144,284
GO Refunding Bonds Series 2010DY		4.00%		02/01/16	375,000	379,473
GO Refunding Bonds Series 2009DR		4.00%		06/01/16	100,000	102,351
GO Refunding Bonds Series 2009DR		5.00%		06/01/16	3,610,000	3,722,782
GO Refunding Bonds Series 2009DT		4.00%		11/01/15	200,000	200,634
GO Refunding Bonds Series 2009DT		5.00%		11/01/15	700,000	702,735
GO Refunding Bonds Series 2010DY		3.00%		02/01/16	200,000	201,745
GO Refunding Bonds Series 2013EK		3.00%		08/01/16	500,000	511,261
GO Refunding Bonds Series 2013EK		5.00%		08/01/16	1,500,000	1,558,626
Honolulu Board of Water Supply
Water System RB Series 2006B (ESCROW)		5.25%		07/01/16	1,250,000	1,294,002
						9,280,401
Idaho 0.5%
Idaho
TAN Series 2015		2.00%		06/30/16	58,000,000	58,737,474

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID		0.07%		12/01/15	6,535,000	6,535,000
						65,272,474
Illinois 0.9%
Chicago
CP Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.06%		10/20/15	9,296,000	9,296,000
Illinois Educational Facilities Auth
Pooled Program CP (LOC: Northern Trust Co)		0.05%		10/01/15	15,000,000	15,000,000
Pooled Program CP (LOC: Northern Trust Co)		0.05%		10/05/15	2,280,000	2,280,000
Pooled Program CP (LOC: Northern Trust Co)		0.06%		11/03/15	20,000,000	20,000,000
Pooled Program CP (LOC: Northern Trust Co)		0.08%		01/06/16	25,065,000	25,065,000
Pooled Program CP (LOC: Northern Trust Co)		0.09%		01/07/16	13,655,000	13,655,000
Illinois Finance Auth
RB (Advocate Health Care Network) Series 2008C3B		0.35%		07/21/16	5,245,000	5,245,000
Illinois Health Facilities Auth
RB (Advocate Health Care) Series 2003C		0.27%		05/05/16	14,980,000	14,980,000
Illinois Toll Highway Auth
Sr Priority RB Series 2006A1 (ESCROW)		5.00%		07/01/16	3,675,000	3,801,590
						109,322,590
Indiana 0.0%
Purdue Univ
Student Fee Bonds Series W (ESCROW)		5.00%		01/01/16	5,000,000	5,060,052
Kansas 0.0%
Johnson Cnty USD No. 512
GO Refunding Bonds (Shawnee Mission) Series 2015A		3.00%		04/01/16	1,000,000	1,013,152
Kansas Department of Transportation
Highway Refunding RB Series 2009A		5.00%		09/01/16	2,000,000	2,085,611
						3,098,763
Louisiana 0.3%
Louisiana
GO Bonds Series 2006C		5.00%		05/01/16	1,450,000	1,489,480
GO Bonds Series 2015A		5.00%		05/01/16	9,575,000	9,836,145
GO Bonds Series 2015B		5.00%		05/01/16	2,600,000	2,670,911
GO Refunding Bonds Series 2010B		4.00%		11/15/15	500,000	502,207
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		0.47%		03/16/16	18,500,000	18,500,000
						32,998,743
Maryland 0.6%
Maryland
GO Bonds First Series 2006A (ESCROW)		5.00%		03/01/16	1,000,000	1,019,752
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopkins Univ) Series A&B		0.05%		10/01/15	13,505,000	13,505,000
CP (Johns Hopkins Univ) Series A&B		0.04%		12/03/15	7,765,000	7,765,000
Montgomery Cnty
RB (CHE Trinity Health) Series 2013MD		0.08%		12/01/15	37,500,000	37,500,000
Washington Suburban Sanitary District
Consolidated Bonds 2013		5.00%		06/01/16	1,500,000	1,546,578
Consolidated Bonds Series 2010A		5.00%		06/01/16	210,000	216,293

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Consolidated Refunding Bonds 2009		5.00%		06/01/16	7,155,000	7,379,291
Consolidated Refunding Bonds 2014		4.00%		06/01/16	2,300,000	2,356,486
Water Supply Refunding Bonds 2006		4.25%		06/01/16	100,000	102,595
						71,390,995
Massachusetts 1.5%
Easton
GO BAN		2.00%		08/19/16	1,500,000	1,521,496
Essex North Shore Technical & Agricultural SD
GO BAN		1.25%		06/17/16	2,752,694	2,768,837
Fall River
GO BAN		1.25%		02/12/16	3,249,000	3,260,291
Framingham
GO BAN		1.00%		12/11/15	6,483,558	6,494,004
Franklin
GO BAN		1.50%		05/20/16	2,250,000	2,266,477
Harvard
GO BAN		2.00%		06/24/16	3,480,000	3,523,021
Haverhill
GO State Qualified Deficit Financing BAN		1.00%		12/01/15	4,000,000	4,005,134
GO State Qualified Deficit Financing BAN		2.00%		09/01/16	4,000,000	4,059,801
Hingham
GO BAN		1.50%		05/21/16	2,938,889	2,961,452
Holbrook
GO BAN		2.00%		06/03/16	4,000,000	4,042,559
Marblehead
ULT GO BAN		2.00%		08/05/16	3,000,000	3,042,912
Marshfield
GO BAN		2.00%		07/29/16	11,397,000	11,553,534
Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/15	600,000	602,664
GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/15	750,000	753,321
GO Bonds Consolidated Loan Series 2010C		4.00%		12/01/15	100,000	100,594
GO Bonds Consolidated Loan Series 2010C		5.00%		12/01/15	4,265,000	4,299,318
GO Refunding Bonds Series 2003D		5.50%		10/01/15	5,190,000	5,190,000
GO Refunding Bonds Series 2004B		5.25%		08/01/16	100,000	104,035
GO Refunding Bonds Series 2010B		4.00%		12/01/15	320,000	322,006
GO Refunding Bonds Series 2014C		3.00%		08/01/16	17,000,000	17,385,770
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Co NA)		0.05%		12/07/15	8,300,000	8,300,000
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		10/01/15	20,265,000	20,265,000
Massachusetts Development Finance Agency
M/F Housing RB (New Hadley) Series 2015 (ESCROW)		0.35%		04/01/16	4,920,000	4,920,000
Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2009A		5.00%		11/15/15	100,000	100,583
Revenue Notes (Harvard Univ) Series EE		0.03%		10/01/15	10,800,000	10,800,000
Massachusetts HFA
Housing Bonds Series 2015A		0.30%		12/01/15	725,000	724,963

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts School Building Auth
Sub Dedicated Sales Tax CP BAN Series A (LOC: Bank of America, NA)		0.07%		12/03/15	5,000,000	5,000,000
Sub Dedicated Sales Tax CP BAN Series C (LOC: Barclays Bank Plc)		0.12%		10/06/15	9,000,000	9,000,000
Sub Dedicated Sales Tax CP BAN Series C (LOC: Barclays Bank Plc)		0.09%		01/07/16	3,000,000	3,000,000
Massachusetts State College Building Auth
RB Series 2006A (ESCROW)		5.00%		05/01/16	9,310,000	9,565,095
Millis
GO BAN		2.00%		08/01/16	1,800,000	1,823,871
New Bedford
GO BAN		1.25%		02/05/16	7,000,000	7,025,253
Newburyport
ULT GO BAN		1.00%		10/23/15	4,000,000	4,002,045
Plymouth
GO BAN		1.50%		05/04/16	4,000,000	4,029,776
Quincy
GO BAN		2.00%		07/15/16	2,000,000	2,026,412
Salisbury
GO BAN		1.25%		03/24/16	4,000,000	4,018,488
Taunton
GO BAN		1.00%		12/11/15	2,369,000	2,371,974
Univ of Massachusetts Building Auth
RB Sr Series 2008-2		5.00%		05/01/16	525,000	539,342
RB Sr Series 2010-1		5.00%		11/01/15	400,000	401,574
Refunding RB Sr Series 2005-2 (ESCROW)		5.00%		11/01/15	4,100,000	4,116,759
Waltham
GO BAN		2.00%		06/24/16	5,950,000	6,022,227
Westborough
GO BAN		2.00%		08/12/16	2,820,000	2,860,517
Weymouth
GO BAN		1.00%		10/16/15	2,950,000	2,951,003
						192,122,108
Michigan 0.2%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.08%		12/01/15	4,465,000	4,465,000
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		0.30%		02/03/16	8,900,000	8,908,212
RB (Ascension Health) Series 2010		5.00%		11/15/15	175,000	176,034
Univ of Michigan
CP Series J-2		0.07%		12/03/15	13,000,000	13,000,000
						26,549,246
Minnesota 0.7%
Minnesota
GO State Bonds (ESCROW)		5.00%		06/01/16	3,500,000	3,609,128
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.05%		10/16/15	15,100,000	15,100,000
Health Care Facilities RB (Mayo Clinic) Series 2014		0.06%		10/16/15	8,550,000	8,550,000
Health Care Facilities RB (Mayo Clinic) Series 2014		0.04%		11/04/15	14,000,000	14,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Health Care Facilities RB (Mayo Foundation) Series 2000A		0.05%		10/15/15	33,600,000	33,600,000
Health Care Facilities RB (Mayo Foundation) Series 2000A		0.05%		10/16/15	11,000,000	11,000,000
						85,859,128
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.15%		02/01/16	11,840,000	11,840,000
Mississippi
GO Bonds Series 2007B		5.00%		12/01/15	1,325,000	1,335,831
GO Refunding Bonds Series 2003A		5.25%		11/01/15	900,000	903,762
GO Refunding Bonds Series 2012B		5.00%		11/01/15	705,000	707,845
						14,787,438
Missouri 0.1%
St Louis
General Revenue Fund TRAN Series 2015		2.00%		06/01/16	10,000,000	10,109,430
Montana 0.0%
Montana Facility Finance Auth
RB (Providence Health & Services) Series 2006B		5.00%		10/01/15	500,000	500,000
Nebraska 0.0%
Omaha Public Power District
Electric System RB Series 2011A		4.00%		02/01/16	3,000,000	3,038,542
Nevada 0.8%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.06%		10/07/15	47,360,000	47,360,000
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		11/02/15	15,425,000	15,425,000
LT GO Water Refunding Bonds Series 2015A		2.00%		06/01/16	11,775,000	11,906,487
Nevada
LT GO Bonds Series 2006E (ESCROW)		5.00%		03/01/16	1,015,000	1,034,893
Truckee Meadows Water Auth
Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		11/02/15	15,000,000	15,000,000
Water Revenue CP Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		10/15/15	6,750,000	6,750,000
						97,476,380
New Jersey 2.3%
Bergen Cnty
BAN		1.25%		12/23/15	17,000,000	17,041,673
Bloomfield Township
BAN		1.25%		01/15/16	7,000,000	7,017,612
Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2014		1.25%		11/18/15	22,000,000	22,030,581
Lease Revenue Notes Series 2015		1.25%		02/01/16	11,000,000	11,037,407
Carteret Borough
BAN Series 2015		1.50%		02/05/16	7,400,000	7,429,481
East Brunswick
BAN		1.00%		03/18/16	11,000,000	11,037,180
Edison Township
BAN		1.00%		02/12/16	6,000,000	6,013,142

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Elizabeth
BAN Series 2015		1.25%		04/08/16	9,913,000	9,963,776
Englewood
BAN Series 2015A		1.25%		04/08/16	29,100,000	29,252,087
Essex Cnty
BAN Series 2015		2.00%		09/16/16	40,790,000	41,476,445
Harrison Township
BAN 2014 Series A		1.00%		11/13/15	5,897,175	5,901,599
Hudson Cnty
GO Bonds Series 2014		2.00%		12/01/15	3,780,000	3,790,712
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014V1		1.00%		11/25/15	3,500,000	3,503,676
Cnty-Guaranteed Pooled Notes Series 2015X1A		2.00%		07/06/16	1,862,000	1,883,177
GO Bonds Series 2015		2.00%		06/01/16	325,000	328,233
Livingston Township
BAN		1.00%		02/01/16	9,000,000	9,023,143
Margate City
BAN Series 2015		2.00%		07/19/16	1,360,000	1,375,646
Middlesex Cnty
BAN		1.25%		06/03/16	3,000,000	3,019,592
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/15	4,850,000	4,900,256
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B (ESCROW)		5.25%		12/15/15	3,510,000	3,546,220
North Bergen Township
BAN		1.25%		04/01/16	17,200,000	17,287,892
Robbinsville
BAN		1.50%		07/29/16	5,158,357	5,206,162
Sea Isle City
BAN Series 2015A		2.00%		07/21/16	7,000,000	7,084,457
Stafford Township
BAN		1.50%		05/13/16	6,597,000	6,639,369
Summit
BAN		1.00%		10/23/15	13,247,482	13,254,183
Union Cnty
BAN		2.00%		06/24/16	4,000,000	4,048,543
West Milford
BAN		1.50%		09/23/16	3,000,000	3,029,491
Woodbridge
BAN		1.50%		08/19/16	29,000,000	29,297,906
						285,419,641
New York 5.8%
Bay Shore UFSD
TAN 2015-2016		2.00%		06/24/16	3,500,000	3,541,041
Beacon
BAN Series 2015A		2.00%		05/27/16	12,000,000	12,124,617
Burnt Hills - Ballston Lake CSD
GO BAN 2015		1.50%		06/24/16	8,445,000	8,513,077
Cheektowaga-Maryvale UFSD
BAN 2015		1.75%		06/23/16	3,500,000	3,531,373
Clinton Cnty
BAN 2015 Series B		1.50%		06/10/16	5,000,000	5,031,261
Connetquot CSD of Islip
BANS 2015		1.50%		09/02/16	7,300,000	7,379,683

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Corning City SD
BAN 2015B		2.00%		06/23/16	30,000,000	30,352,505
Eastport South Manor CSD
TAN 2015-2016	b	1.50%		06/24/16	11,000,000	11,094,820
Gates Chili CSD
BAN 2015		1.75%		06/24/16	9,740,000	9,831,163
Hampton Bays UFSD
School Construction BAN 2015		1.75%		06/24/16	5,000,000	5,049,377
Harborfields CSD
TAN 2015-2016		1.25%		06/24/16	11,500,000	11,578,923
Herricks UFSD
TAN 2015-2016		2.00%		06/24/16	6,000,000	6,069,916
Homer CSD
BAN 2015		2.00%		07/15/16	7,500,000	7,585,102
Islip UFSD
TAN 2015-2016	b	1.50%		06/24/16	9,000,000	9,076,950
Jericho UFSD
TAN 2015-2016		2.00%		06/19/16	3,335,000	3,376,130
Kingston SD
BAN Series 2015A		1.50%		06/16/16	10,000,000	10,078,195
Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	7,000,000	7,000,194
Metropolitan Transportation Auth
Dedicated Tax Fund BAN Series 2015A1		0.75%		06/01/16	50,000,000	50,186,498
Dedicated Tax Fund BAN Series 2015A2		0.75%		06/01/16	30,000,000	30,110,768
Dedicated Tax Fund BAN Series 2015A4		0.75%		06/01/16	50,000,000	50,184,614
Dedicated Tax Fund BAN Series 2015A5		0.75%		06/01/16	9,000,000	9,032,468
Dedicated Tax Fund BAN Series 2015A6		0.75%		06/01/16	30,000,000	30,110,203
Dedicated Tax Fund BAN Series 2015A7		0.75%		06/01/16	10,000,000	10,034,474
Dedicated Tax Fund BAN Series 2015A8		0.75%		06/01/16	50,000,000	50,183,201
Dedicated Tax Fund Bonds Series 2002B2		4.00%		11/01/15	295,000	295,905
Transportation RB Series 2003A		5.00%		11/15/15	1,000,000	1,005,978
Transportation Refunding RB Series 2012D		4.00%		11/15/15	1,170,000	1,175,444
Transportation Revenue BAN Series 2015A		0.50%		03/01/16	30,000,000	30,023,959
Middle Cnty CSD
BAN		1.50%		08/26/16	2,000,000	2,021,069
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A		5.00%		11/15/15	100,000	100,577
Sales Tax Secured Bonds Series 2012A		4.00%		11/15/15	3,345,000	3,360,746
New York City
GO Bonds Fiscal 2004 Series HB		5.00%		03/01/16	500,000	509,812
GO Bonds Fiscal 2007 Series C1		5.00%		01/01/16	100,000	101,188
GO Bonds Fiscal 2008 Series I1		4.50%		02/01/16	430,000	436,079
GO Bonds Fiscal 2009 Series H1		5.00%		03/01/16	135,000	137,550
GO Bonds Fiscal 2011 Series B		4.00%		08/01/16	150,000	154,507
GO Bonds Fiscal 2011 Series B		5.00%		08/01/16	125,000	129,793
GO Bonds Fiscal 2012 Series B		4.00%		08/01/16	250,000	257,545
GO Bonds Fiscal 2013 Series I		3.00%		08/01/16	175,000	178,786
GO Bonds Fiscal 2014 Series 1		4.00%		08/01/16	1,360,000	1,402,698
GO Bonds Fiscal 2014 Series E		5.00%		08/01/16	200,000	207,737
GO Bonds Fiscal 2014 Series G		5.00%		08/01/16	625,000	649,174
GO Bonds Fiscal 2014 Series J		3.00%		08/01/16	1,500,000	1,534,043

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Housing Development Corp
M/F Housing RB Series 2010L1		2.35%		11/01/15	100,000	100,173
New York City Municipal Water Finance Auth
CP Series 1		0.05%		10/02/15	20,000,000	20,000,000
CP Series 1		0.03%		10/29/15	19,300,000	19,300,000
Extendible CP Series 7		0.03%	10/29/15	05/28/16	6,025,000	6,025,000
Extendible CP Series 7		0.04%	10/29/15	06/04/16	10,100,000	10,100,000
Extendible CP Series 7		0.03%	10/13/15	06/11/16	32,000,000	32,000,000
Extendible CP Series 8		0.04%	11/05/15	05/29/16	18,000,000	18,000,000
Extendible CP Series 8		0.04%	11/05/15	05/30/16	25,000,000	25,000,000
Extendible CP Series 8		0.04%	11/04/15	06/04/16	11,500,000	11,500,000
Water & Sewer System RB Fiscal 2007 Series BB (ESCROW)		5.00%		06/15/16	15,000,000	15,506,413
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S2		1.75%		07/15/16	11,290,000	11,415,007
Future Tax Secured Sub Bonds Fiscal 2010 Series I2		5.00%		11/01/15	160,000	160,631
New York State
GO Bonds Series 2006A		5.00%		03/15/16	275,000	280,813
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/16	465,000	480,786
Mental Health Services Facilities RB Series 2007D		5.00%		02/15/16	250,000	254,385
Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/16	115,000	117,002
State Personal Income Tax RB Series 2007C		5.00%		03/15/16	5,000,000	5,107,476
State Personal Income Tax RB Series 2009D		5.00%		06/15/16	165,000	170,298
State Personal Income Tax RB Series 2010A		5.00%		02/15/16	490,000	498,469
State Personal Income Tax RB Series 2012E		5.00%		02/15/16	1,190,000	1,210,890
State Personal Income Tax RB Series 2013A		5.00%		02/15/16	495,000	503,757
State Personal Income Tax RB Series 2014C		4.00%		06/15/16	165,000	169,243
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds Sub RB Series 2012A		5.00%		06/15/16	200,000	206,556
State Personal Income Tax RB Series 2008A		5.00%		12/15/15	115,000	116,117
New York State Mortgage Agency
Mortgage RB Series 50		0.85%		04/01/16	125,000	125,249
New York State Power Auth
CP Series 1&2		0.04%		10/02/15	15,000,000	15,000,000
CP Series 1&2		0.10%		10/05/15	5,000,000	5,000,000
CP Series 1&2		0.03%		10/14/15	6,866,000	6,866,000
CP Series 1&2		0.05%		12/11/15	1,000,000	1,000,000
RB Series 2007C		5.00%		11/15/15	830,000	834,824
New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2005B (ESCROW)		5.00%		10/01/15	3,895,000	3,895,000
Second General Highway & Bridge Trust Fund Bonds Series 2005B (ESCROW)		5.00%		10/01/15	17,380,000	17,380,000
Second General Highway & Bridge Trust Fund Bonds Series 2006A (ESCROW)		5.00%		04/01/16	10,090,000	10,330,501
Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/16	1,100,000	1,125,602
State Personal Income Tax RB Series 2009A		3.50%		03/15/16	100,000	101,381
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		5.00%		06/01/16	975,000	1,005,637

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Urban Development Corp
Service Contract Refunding RB Series 2007A		5.00%		01/01/16	125,000	126,458
Service Contract Refunding RB Series 2008D		5.00%		01/01/16	775,000	784,290
State Personal Income Tax RB Series 2007C		5.00%		03/15/16	300,000	306,382
State Personal Income Tax RB Series 2008A1		4.00%		12/15/15	245,000	246,847
State Personal Income Tax RB Series 2009B1		5.00%		03/15/16	325,000	331,941
State Personal Income Tax RB Series 2009C		5.00%		12/15/15	590,000	595,702
State Personal Income Tax RB Series 2010A		5.00%		03/15/16	1,340,000	1,368,566
State Personal Income Tax RB Series 2013C		5.00%		03/15/16	100,000	102,061
Pine Bush CSD
BAN 2015		2.00%		05/26/16	7,000,000	7,070,691
Port Auth of New York & New Jersey
Consolidated Bonds 155th Series		2.75%		10/01/15	150,000	150,000
Consolidated Bonds 172nd Series		5.00%		10/01/15	1,000,000	1,000,000
Consolidated Bonds 179th Series		4.00%		12/01/15	100,000	100,621
CP Series A		0.07%		12/21/15	10,480,000	10,480,000
Three Village CSD
TAN 2015-2016		1.75%		06/27/16	12,500,000	12,634,668
Tonawanda
BAN 2015		2.00%		09/01/16	10,000,000	10,143,421
Triborough Bridge & Tunnel Auth
General RB Series 2008A		4.00%		11/15/15	100,000	100,456
Ulster Cnty
GO BAN Series 2014B		1.00%		11/25/15	7,903,740	7,912,768
Victor CSD
BAN Series 2015A		1.75%		07/07/16	5,000,000	5,054,483
Westhampton Beach UFSD
TAN 2015-2016		1.50%		06/28/16	11,000,000	11,097,353
						735,233,061
North Carolina 0.0%
North Carolina
GO Bonds Series 2007A		5.00%		03/01/16	100,000	101,956
GO Refunding Bonds Series 2009A		5.00%		03/01/16	250,000	254,785
Limited Obligation Bonds Series 2011A		5.00%		05/01/16	3,250,000	3,340,779
Limited Obligation Refunding Bonds Series 2011B		4.00%		11/01/15	950,000	952,986
						4,650,506
Ohio 0.2%
Franklin Cnty
RB (Trinity Health) Series 2013-OH		0.07%		12/01/15	13,000,000	13,000,000
Ohio
GO Bonds Series 2006B		5.00%		11/01/15	100,000	100,401
GO Bonds Series 2012A		5.00%		02/01/16	150,000	152,301
GO Bonds Series L		5.00%		05/01/16	775,000	795,843
GO Bonds Series L		5.00%		10/01/16	1,000,000	1,047,001
GO Refunding Bonds Series 2010A		5.00%		09/15/16	100,000	104,383
GO Refunding Bonds Series 2010C		5.00%		08/01/16	130,000	135,011
Highway GO Bonds Series R		4.00%		05/01/16	300,000	306,317
Hospital RB (Cleveland Clinic) Series 2008A		5.00%		01/01/16	350,000	354,096
Hospital RB (Cleveland Clinic) Series 2009B1		5.00%		01/01/16	300,000	303,414
Hospital RB (Cleveland Clinic) Series 2012A		4.00%		01/01/16	3,505,000	3,538,202

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hospital Refunding RB (Cleveland Clinic) Series 2011A		4.00%		01/01/16	100,000	100,932
Infrastructure GO Bonds 2013B		5.00%		08/01/16	150,000	155,749
Lease Appropriation Bonds Series 2013A		2.00%		02/01/16	100,000	100,537
						20,194,187
Oregon 0.3%
Astoria SD No. 1C
GO Refunding Bonds Series 2012 (GTY: Oregon)		2.00%		06/15/16	100,000	101,038
Central SD No. 13J
GO Refunding Bonds Series 2015 (GTY: Oregon)		3.00%		02/01/16	1,285,000	1,296,827
Hermiston SD No. 8R
GO Bonds Series 2009A (GTY: Oregon)		3.50%		06/15/16	200,000	204,282
GO Bonds Series 2010 (GTY: Oregon)		3.00%		06/15/16	300,000	305,370
Lane Community College
GO Bonds Series 2012 (GTY: Oregon)		2.00%		06/15/16	250,000	252,898
Medford School District No. 549C
GO Bonds Series 2009 (GTY: Oregon)		4.00%		06/15/16	100,000	102,458
North Clackamas SD No. 12
GO Refunding Bonds Series 2014 (GTY: Oregon)		2.00%		06/15/16	100,000	101,159
Oregon
GO Bonds Series 2011M		5.00%		11/01/15	1,980,000	1,988,126
GO Bonds Series 2013F		4.00%		05/01/16	200,000	204,237
GO Refunding Bonds Series 2011N		3.00%		12/01/15	100,000	100,444
TAN Series 2015A	b	2.00%		09/15/16	24,000,000	24,402,480
Oregon Department of Administrative Services
Refunding COP Series 2012A		5.00%		05/01/16	3,000,000	3,083,588
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013A		3.00%		10/01/15	1,300,000	1,300,000
Reynolds SD No. 7
GO Refunding Bonds Series 2005 (GTY: Oregon)		5.00%		06/15/16	1,900,000	1,963,175
Salem-Keizer SD No. 24J
GO Bonds Series 2009A (GTY: Oregon)		5.00%		06/15/16	2,175,000	2,245,884
Three Rivers/Josephine Cnty Unit Jt SD
GO Refunding Bonds Series 2005 (GTY: Oregon)		5.00%		12/15/15	1,000,000	1,009,730
						38,661,696
Pennsylvania 0.5%
Monroeville Finance Auth
Refunding RB (Univ of Pittsburgh Medical Center) Series 2013B		4.00%		07/01/16	150,000	154,036
Pennsylvania
GO Bonds First Series 2013		5.00%		04/01/16	200,000	204,632
GO Bonds Second Series 2007A		5.00%		08/01/16	200,000	207,794
GO Bonds Second Series 2010A		5.00%		05/01/16	225,000	231,203
GO Third Refunding Bonds Series 2004		5.38%		07/01/16	160,000	165,944
Refunding GO Bonds First Series 2006		4.00%		09/01/16	1,000,000	1,033,898
Refunding GO Bonds Second Series 2009		5.00%		07/01/16	900,000	931,683
Pennsylvania State Univ
RB Series 2009A		5.00%		03/01/16	100,000	101,936
Refunding Bonds Series 2009B		0.29%		06/01/16	17,000,000	17,000,000
Philadelphia
Airport Revenue CP Series B3 (LOC: Wells Fargo Bank, NA)		0.08%		12/10/15	2,000,000	2,000,000
TRAN 2015-2016 Series A		2.00%		06/30/16	20,000,000	20,255,793

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2010A		4.00%		11/15/15	1,360,000	1,366,441
Univ of Pittsburgh
PITT Asset Notes Series 2015		2.00%		08/02/16	5,600,000	5,679,152
Univ Bonds Series 2014B1&B2		0.05%		11/16/15	4,650,000	4,650,000
Univ Capital & Refunding Bonds Series 2007B		0.07%		11/02/15	1,000,000	1,000,000
Univ Capital & Refunding Bonds Series 2007B		0.05%		12/01/15	9,500,000	9,500,000
						64,482,512
South Carolina 0.6%
Newberry Investing in Children's Education
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.00%		12/01/15	6,360,000	6,410,785
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.25%		12/01/15	1,730,000	1,744,480
South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		01/12/16	5,210,000	5,210,000
CP Series E (LIQ: TD Bank NA)		0.03%		11/05/15	9,296,000	9,296,000
Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	165,000	166,931
Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	2,365,000	2,393,232
Refunding Revenue Obligations Series 2011B		5.00%		12/01/15	200,000	201,577
Revenue Obligation Series 2006A (ESCROW)		5.00%		01/01/16	23,400,000	23,680,505
Sumter Cnty
BAN		2.00%		09/30/16	20,250,000	20,573,798
						69,677,308
Tennessee 0.7%
Chattanooga
GO Bonds Series 2013		5.00%		10/01/16	1,180,000	1,234,974
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.06%		10/07/15	2,400,000	2,400,000
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.03%		10/13/15	1,600,000	1,600,000
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.04%		11/16/15	11,000,000	11,000,000
Metropolitan Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.05%		10/06/15	10,140,000	10,140,000
GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.04%		12/03/15	15,000,000	15,000,000
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.11%		10/06/15	6,000,000	6,000,000
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		11/02/15	15,500,000	15,500,000
GO Refunding Bonds Series 2005B		5.00%		01/01/16	11,460,000	11,598,176
Shelby Cnty
Extendible CP Series 2015A		0.07%	10/15/15	05/06/16	9,335,000	9,335,000
Extendible CP Series 2015A		0.04%	10/13/15	06/11/16	6,665,000	6,665,000
						90,473,150
Texas 5.1%
Abilene ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	101,376
Aldine ISD
ULT GO & Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		02/15/16	200,000	203,544
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		4.50%		02/15/16	145,000	147,235
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	300,000	305,265

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alief ISD
ULT GO & Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		02/15/16	295,000	297,913
ULT GO & Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/15/16	1,130,000	1,137,493
Alvin ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.50%		02/15/16	810,000	825,626
Arlington ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	101,372
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,711
Austin
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		11/02/15	4,110,000	4,110,000
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		11/09/15	13,350,000	13,350,000
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		12/01/15	9,390,000	9,390,000
Water & Wastewater System Refunding RB Series 2002A		5.50%		11/15/15	300,000	301,879
Water & Wastewater System Refunding RB Series 2009A		4.00%		11/15/15	250,000	251,106
Water & Wastewater System Refunding RB Series 2012		5.00%		11/15/15	630,000	633,662
Water & Wastewater System Refunding RB Series 2013A		4.00%		11/15/15	100,000	100,451
Austin ISD
CP Series A (LIQ: Mizuho Bank Ltd)		0.05%		10/02/15	5,000,000	5,000,000
CP Series A (LIQ: Mizuho Bank Ltd)		0.08%		12/03/15	7,000,000	7,000,000
Azle ISD
ULT GO Refunding Bonds Series 1997B (GTY: TX Permanent School Fund)		0.30%		02/15/16	150,000	149,827
ULT GO Refunding Bonds Series 1997B (GTY: TX Permanent School Fund)		0.35%		02/15/16	100,000	99,869
Beaumont ISD
ULT GO Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	300,000	304,018
Birdville ISD
ULT GO Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		02/15/16	2,060,000	2,073,548
ULT GO Refunding Bonds Series 2008B (GTY: TX Permanent School Fund)		4.25%		02/15/16	190,000	192,760
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		0.34%		02/15/16	150,000	149,804
Boerne ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/01/16	270,000	272,388
Brazosport ISD
ULT GO & Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		2.00%		02/15/16	150,000	150,949
Brownsville ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,739
Bryan ISD
ULT GO Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		02/15/16	4,280,000	4,308,635
Canyon ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		1.50%		02/15/16	2,540,000	2,552,058
Cedar Hill ISD
ULT GO Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		0.24%		02/15/16	865,000	864,196

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Clear Creek ISD
ULT GO & Refunding Bonds Series 2004A (GTY: TX Permanent School Fund)		5.00%		02/15/16	250,000	254,305
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		4.00%		02/15/16	200,000	202,717
Comal ISD
ULT GO Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/01/16	1,635,000	1,655,562
Conroe ISD
ULT GO & Refunding Bonds Series 2006 (ESCROW)		5.00%		02/15/16	5,635,000	5,735,359
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	125,000	127,109
Crystal City ISD
ULT GO Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		02/15/16	385,000	387,296
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	200,000	203,428
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,725
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	1,820,000	1,846,039
Dallas
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.07%		12/08/15	6,000,000	6,000,000
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.09%		01/07/16	16,610,000	16,610,000
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/15	300,000	300,000
Waterworks & Sewer System Refunding RB Series 2011		5.00%		10/01/15	175,000	175,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2009A		5.00%		12/01/15	1,065,000	1,073,333
Sr Lien Sales Tax Refunding RB Series 2007		5.00%		12/01/15	185,000	186,428
Sr Sub Lien Sales Tax Revenue CP Series 2001		0.07%		11/04/15	12,500,000	12,500,000
Sr Sub Lien Sales Tax Revenue CP Series 2001		0.07%		11/12/15	12,000,000	12,000,000
Dallas ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.25%		02/15/16	1,225,000	1,247,720
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	525,000	532,225
Decatur ISD
ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		4.00%		08/15/16	150,000	154,711
Deer Park ISD
LT GO & Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		4.00%		02/15/16	200,000	202,708
LT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.25%		02/15/16	235,000	239,279
Del Valle ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		2.38%		02/01/16	1,200,000	1,208,645
Dripping Springs ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		4.00%		02/15/16	200,000	202,670
Duncanville ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		0.31%		02/15/16	300,000	299,642
Edcouch-Elsa ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	200,000	201,249

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Edinburg Consolidated ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/15/16	1,905,000	1,924,768
Fort Worth ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,726
Frenship ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.50%		02/15/16	100,000	101,541
Garland
Electric Utility System CP Series 2014 (LOC: Wells Fargo Bank, NA)		0.05%		12/08/15	14,000,000	14,000,000
Garland ISD
ULT GO & Refunding Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		02/15/16	5,035,000	5,067,580
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.28%		02/15/16	255,000	254,725
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.29%		02/15/16	1,525,000	1,523,295
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.33%		02/15/16	100,000	99,873
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.34%		02/15/16	490,000	489,363
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.37%		02/15/16	150,000	149,787
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.44%		02/15/16	125,000	124,790
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		4.00%		02/15/16	250,000	253,345
Goose Creek Consolidated ISD
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	250,000	254,304
Hallsville ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	385,000	390,263
Harris Cnty
GO Refunding Bonds Series 1996		0.18%		10/01/15	1,000,000	1,000,000
GO Refunding Bonds Series 1996		0.25%		10/01/15	700,000	700,000
Road ULT GO Refunding Bonds Series 2014A		5.00%		10/01/15	7,060,000	7,060,000
TAN Series 2015		1.50%		02/29/16	5,000,000	5,029,140
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.12%		10/05/15	16,250,000	16,250,000
Refunding RB (Methodist Hospital) Series 2009C1		0.13%		11/04/15	17,100,000	17,099,789
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		12/03/15	37,000,000	37,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.18%		01/06/16	15,000,000	15,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.25%		03/01/16	19,600,000	19,600,000
Refunding RB (Methodist Hospital) Series 2009C1		0.22%		04/05/16	14,000,000	14,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.18%		02/03/16	12,000,000	12,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.22%		04/05/16	26,300,000	26,300,000
Houston
Airport System Sr Lien CP Series A&B (LOC: Royal Bank of Canada)		0.12%		02/11/16	15,000,000	15,000,000
Combined Utility System CP Series B4 (LOC: State Street Bank & Trust Co NA)		0.09%		01/14/16	6,450,000	6,450,000
Combined Utility System First Lien Refunding RB Series 2010C		5.00%		11/15/15	5,685,000	5,718,664
Combined Utility System First Lien Refunding RB Series 2011E		5.00%		11/15/15	2,600,000	2,615,285
GO CP Series E1 (LOC: Citibank, NA)		0.07%		10/05/15	2,000,000	2,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2009A		4.00%		03/01/16	100,000	101,493
GO Refunding Bonds Series 2010A		5.00%		03/01/16	150,000	152,862
TRAN Series 2015		1.00%		06/30/16	22,000,000	22,115,909
TRAN Series 2015		2.00%		06/30/16	15,000,000	15,191,250
TRAN Series 2015		2.25%		06/30/16	15,000,000	15,219,150
Houston ISD
LT GO & Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		4.00%		02/15/16	3,600,000	3,650,044
LT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	200,000	203,405
Humble ISD
ULT GO Bonds Series 2003 (GTY: TX Permanent School Fund)		3.15%		06/15/16	100,000	101,938
ULT GO Bonds Series 2011A (GTY: TX Permanent School Fund)		3.00%		02/15/16	100,000	101,008
Irving ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		02/15/16	130,000	131,837
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	180,000	182,454
ULT GO Refunding Bonds Series 1997A (GTY: TX Permanent School Fund)		0.26%		02/15/16	1,000,000	999,024
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		0.34%		02/15/16	835,000	833,914
Judson ISD
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/01/16	1,460,000	1,483,694
Katy ISD
ULT GO Bonds Series 2008C (GTY: TX Permanent School Fund)		3.50%		02/15/16	150,000	151,770
ULT GO Refunding Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	1,500,000	1,520,653
ULT GO Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/15/16	1,550,000	1,572,182
Keller ISD
ULT GO Refunding Bonds Series 2015A (GTY: TX Permanent School Fund)		0.34%		02/15/16	1,075,000	1,073,598
La Joya ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	200,000	203,438
La Porte ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	905,000	914,343
Lake Worth ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		0.31%		02/15/16	820,000	819,022
Lamar Consolidated ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/16	125,000	127,171
Lampasas ISD
LT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.25%		02/15/16	585,000	593,473
Leander ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		5.00%		08/15/16	6,145,000	6,397,891
ULT GO Refunding Bonds Series 2014D (GTY: TX Permanent School Fund)		0.39%		08/15/16	120,000	119,582
Levelland ISD
ULT GO Bonds Series 2013 (GTY: TX Permanent School Fund)		4.00%		02/15/16	600,000	608,081
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		0.34%		02/15/16	100,000	99,870
Lewisville ISD
ULT GO Bonds Series 2011 (GTY: TX Permanent School Fund)		2.50%		08/15/16	100,000	101,824

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Fresnos Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		3.00%		08/15/16	1,985,000	2,032,203
Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.15%		02/16/16	23,660,000	23,660,000
Lubbock ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		02/15/16	185,000	188,210
Lubbock-Cooper ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	335,000	338,285
Mansfield ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	1,000,000	1,017,699
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	130,000	132,299
McCamey ISD
ULT GO Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		02/15/16	2,360,000	2,375,358
McKinney ISD
GO ULT Bonds Series 2008 (GTY: TX Permanent School Fund)		6.00%		02/15/16	1,475,000	1,506,643
Midland ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	405,000	409,171
Mineral Wells ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	500,000	508,613
Mission Consolidated ISD
ULT GO Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		2.00%		02/15/16	650,000	654,255
New Caney ISD
ULT GO Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		02/15/16	100,000	100,612
North East ISD
ULT GO & Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		5.00%		08/01/16	110,000	114,158
North Forest ISD
ULT GO Refunding Bonds Series 2006B (ESCROW)		5.00%		08/15/16	1,470,000	1,530,461
Northside ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		3.50%		02/15/16	150,000	151,763
ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		02/15/16	1,000,000	1,017,769
ULT GO Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		4.00%		02/15/16	470,000	476,342
Northwest ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	1,000,000	1,017,730
Pasadena ISD
ULT GO Refunding Bonds Series 2012D (GTY: TX Permanent School Fund)		4.00%		02/15/16	300,000	303,988
Plano ISD
GO ULT Bonds Series 2006 (GTY: TX Permanent School Fund)		5.75%		02/15/16	100,000	101,987
ULT GO Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		02/15/16	125,000	127,181
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		02/15/16	450,000	456,532
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,732
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		5.00%		02/15/16	250,000	254,326
ULT GO Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		2.00%		02/15/16	200,000	201,228

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Neches-Groves ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	101,359
Prosper ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		02/15/16	150,000	150,864
Raymondville ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	200,000	201,263
Richardson ISD
ULT GO Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	101,324
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		4.00%		02/15/16	250,000	253,342
Rio Grande City Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/16	100,000	101,389
Rio Hondo ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	140,000	140,860
Rockwall ISD
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		0.36%		02/15/16	100,000	99,862
San Antonio
Combination Tax & Revenue Certificates of Obligation Series 2015		1.50%		02/01/16	1,245,000	1,250,427
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.05%		10/01/15	16,500,000	16,500,000
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		01/06/16	21,460,000	21,460,000
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		01/07/16	11,540,000	11,540,000
Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		01/06/16	16,750,000	16,750,000
Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		01/07/16	2,500,000	2,500,000
Electric & Gas Systems Refunding RB New Series 2006B		5.00%		02/01/16	790,000	802,407
Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/16	655,000	666,293
Electric & Gas Systems Refunding RB New Series 2009A		5.00%		02/01/16	100,000	101,559
Electric & Gas Systems Refunding RB New Series 2011		5.00%		02/01/16	2,625,000	2,667,177
Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		10/05/15	15,000,000	15,000,000
Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		10/05/15	4,000,000	4,000,000
Water System Refunding RB Series 2009		4.00%		05/15/16	500,000	511,322
San Antonio ISD
CP Series A (LIQ: Royal Bank of Canada)		0.03%		11/02/15	5,250,000	5,250,000
San Benito Consolidated ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		3.50%		02/15/16	190,000	192,201
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/15/16	375,000	380,103
Seminole ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		5.00%		02/15/16	900,000	915,672
Sherman ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	700,000	706,783
Socorro ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		08/15/16	200,000	207,998

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Southwest ISD
ULT GO & Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/01/16	300,000	302,726
Texas
College Student Loan Refunding Bonds Series 2013A		4.00%		08/01/16	7,010,000	7,223,745
Texas A&M Univ
Financing System RB Series 2013A		4.00%		05/15/16	3,250,000	3,325,057
Texas Public Finance Auth
GO & Refunding Bonds Series 2011		5.00%		10/01/15	350,000	350,000
GO CP Series 2008		0.02%		10/13/15	8,400,000	8,400,000
GO CP Series 2008		0.03%		10/13/15	20,000,000	20,000,000
GO Refunding Bonds Series 2010B		5.00%		10/01/15	175,000	175,000
GO Refunding Bonds Series 2013		4.00%		10/01/15	200,000	200,000
Unemployment Compensation Assessment RB Series 2003C4		0.03%		10/20/15	13,000,000	13,000,000
Texas Transportation Commission
GO Bonds Series 2010B		5.00%		04/01/16	480,000	491,178
GO Mobility Fund Bonds Series 2006		5.00%		04/01/16	750,000	767,432
GO Mobility Fund Bonds Series 2006 (ESCROW)		5.00%		04/01/16	3,000,000	3,072,416
Highway GO Bonds Series 2014		5.00%		04/01/16	5,300,000	5,427,785
State Highway Fund First Tier RB Series 2006		5.00%		04/01/16	480,000	491,178
State Highway Fund First Tier RB Series 2006A		4.50%		04/01/16	1,120,000	1,143,660
Tyler ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,730
Univ of Texas
Refunding RB Series 2006D		5.00%		08/15/16	115,000	119,637
Revenue Financing CP Series A		0.07%		01/07/16	10,000,000	10,000,000
Revenue Financing CP Series A		0.08%		02/04/16	13,700,000	13,700,000
Revenue Financing System Bonds Series 2010A		5.00%		08/15/16	100,000	103,998
Uvalde Consolidated ISD
ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		08/01/16	520,000	539,920
Vega ISD
ULT GO Bonds Series 2015 (GTY: TX Permanent School Fund)		1.50%		02/15/16	1,010,000	1,014,576
Victoria ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.50%		02/15/16	220,000	223,400
Warren ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	101,355
West Rusk ISD
ULT GO Bonds Series 2012 (GTY: TX Permanent School Fund)		0.36%		02/15/16	100,000	99,863
Wylie ISD
ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		0.37%		08/15/16	255,000	254,177
						652,514,275
Utah 0.3%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.08%		11/20/15	24,860,000	24,860,000
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.10%		12/09/15	15,500,000	15,500,000
						40,360,000
Virginia 0.2%
Metropolitan Washington Airports Auth
Airport System RB Series 2007B		5.00%		10/01/15	1,500,000	1,500,000
Airport System RB Series 2009C		5.00%		10/01/15	1,500,000	1,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Airport System Refunding RB Series 2007A		5.00%		10/01/15	1,000,000	1,000,000
Airport System Refunding RB Series 2010B		3.00%		10/01/15	200,000	200,000
Airport System Refunding RB Series 2010B		5.00%		10/01/15	8,600,000	8,600,000
Airport System Refunding RB Series 2011D		3.00%		10/01/15	140,000	140,000
Airport System Refunding RB Series 2012B		3.00%		10/01/15	120,000	120,000
Virginia
GO Bonds Series 2015A		2.00%		06/01/16	580,000	586,546
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2007A4		4.05%		04/01/16	1,500,000	1,527,710
Commonwealth Mortgage Bonds Series 2007A5		4.60%		07/01/16	175,000	180,087
Commonwealth Mortgage Bonds Series 2012B		1.10%		07/01/16	1,500,000	1,506,150
Commonwealth Mortgage Bonds Series 2012C3		0.95%		04/01/16	475,000	476,328
Virginia Transportation Board
Transportation RB Series 2011		5.00%		05/15/16	12,170,000	12,522,933
						29,859,754
Washington 1.1%
Auburn SD No. 408
ULT GO & Refunding Bonds Series 2014 (GTY: Washington)		3.00%		12/01/15	1,845,000	1,853,667
Bellevue SD No. 405
ULT GO Bonds 2013 (GTY: Washington)		3.00%		12/01/15	135,000	135,612
ULT GO Bonds Series 2012A (GTY: Washington)		5.00%		12/01/15	2,635,000	2,656,524
Bethel SD No. 403
ULT GO Bonds 2006 (GTY: Washington)		5.00%		12/01/15	100,000	100,753
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/15	100,000	100,432
Burlington-Edison SD No. 100
ULT GO Refunding Bonds Series 2009 (GTY: Washington)		4.00%		12/01/15	250,000	251,535
Camas SD No. 117
ULT GO Bonds 2007 (GTY: Washington)		4.50%		12/01/15	100,000	100,689
Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 1999		5.25%		02/01/16	260,000	264,266
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2009P1		5.00%		02/01/16	5,860,000	5,953,871
Evergreen SD No. 114
ULT GO Refunding Bonds 2005 (GTY: Washington)		5.00%		12/01/15	1,500,000	1,511,720
ULT GO Refunding Bonds 2010 (GTY: Washington)		4.00%		12/01/15	400,000	402,384
ULT GO Refunding Bonds 2011 (GTY: Washington)		2.50%		06/01/16	710,000	719,793
Federal Way SD No. 210
ULT GO Bonds 2008 (GTY: Washington)		5.00%		12/01/15	225,000	226,718
ULT GO Refunding Bonds 2006 (GTY: Washington)		5.00%		12/01/15	100,000	100,785
Ferndale SD No. 502
ULT GO & Refunding Bonds 2006 (GTY: Washington)		5.00%		12/01/15	170,000	171,330
Fife SD No. 417
ULT GO Refunding Bonds 2007 (GTY: Washington)		5.00%		12/01/15	100,000	100,771
Highland SD No. 203
ULT GO Refunding Bonds 2009 (GTY: Washington)		4.00%		12/01/15	100,000	100,593
Kelso SD No. 458
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	100,284
Kennewick SD No. 17
ULT GO Bonds 2009 (GTY: Washington)		4.00%		12/01/15	150,000	150,897
Kent SD No. 415
ULT GO Bonds Series 2006 (GTY: Washington)		4.00%		12/01/15	1,130,000	1,137,193
ULT GO Refunding Bonds Series 2001B (GTY: Washington)		5.50%		06/01/16	350,000	361,678
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.00%		12/01/15	150,000	151,185

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
King Cnty
LT GO Bonds 2011		4.00%		06/01/16	175,000	179,238
LT GO Bonds Series 2009		5.00%		01/01/16	3,160,000	3,198,147
LT GO Refunding Bonds Series 2010A		5.00%		06/01/16	340,000	350,371
Sewer Refunding & RB Series 2011B		5.00%		01/01/16	700,000	708,449
La Center SD No. 101
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/15	100,000	100,455
Lake Washington SD No. 414
ULT GO Bonds 2012 (GTY: Washington)		4.00%		12/01/15	140,000	140,859
ULT GO Refunding Bonds 2015 (GTY: Washington)		4.00%		06/01/16	6,795,000	6,961,177
Mount Vernon SD No. 320
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		3.75%		12/01/15	250,000	251,398
North Kitsap SD No. 400
GO Refunding Bonds Series 2011 (GTY: Washington)		5.00%		06/01/16	200,000	206,122
Olympia SD No. 111
ULT GO Bonds Series 2005A (ESCROW)		4.00%		12/01/15	3,400,000	3,421,752
Othello SD No. 147-163-55
ULT GO Bonds 2007 (GTY: Washington)		5.75%		12/01/15	120,000	121,082
Port of Seattle
Intermediate Lien Refunding RB Series 2010C		5.00%		02/01/16	2,000,000	2,031,474
LT GO Refunding Bonds Series 2011		5.00%		12/01/15	100,000	100,775
Refunding RB Series 2011B		5.00%		09/01/16	1,000,000	1,042,072
Port of Tacoma
Sub Lien Revenue CP Series 2002A&B (LOC: Bank of America, NA)		0.08%		11/16/15	75,000,000	75,000,000
Richland School District No. 400
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.50%		12/01/15	400,000	402,055
Riverview SD No. 407
ULT GO Refunding Bonds 2015 (GTY: Washington)		2.00%		12/01/15	175,000	175,486
Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	250,000	251,126
Snohomish SD No. 201
ULT GO Refunding Bonds 2011 (GTY: Washington)		5.00%		12/01/15	1,860,000	1,874,703
Snoqualmie Valley SD No. 410
ULT GO Refunding Bonds 2015 (GTY: Washington)		2.00%		12/01/15	2,445,000	2,452,131
Sumner SD No. 320
ULT GO Refunding Bonds 2004 (GTY: Washington)		4.00%		12/01/15	100,000	100,596
ULT GO Refunding Bonds Series 2015 (GTY: Washington)		3.00%		12/01/15	2,845,000	2,858,095
Tacoma SD No. 10
ULT GO & Refunding Bonds Series 2005A (GTY: Washington)		5.00%		12/01/15	400,000	403,091
ULT GO Refunding Bonds Series 2012 (GTY: Washington)		3.00%		12/01/15	525,000	527,410
Univ of Washington
General Revenue CP Series A		0.12%		11/04/15	5,000,000	5,000,000
Vancouver SD No. 37
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.25%		12/01/15	100,000	100,820
Walla Walla SD No. 140
ULT GO Bonds Series 2007 (GTY: Washington)		4.13%		12/01/15	125,000	125,771
Washington
COP Series 2010D		4.00%		01/01/16	100,000	100,930
GO Bonds Series 1998C		5.50%		07/01/16	140,000	145,346
GO Bonds Series 2000S5		0.23%		01/01/16	1,400,000	1,399,162
GO Bonds Series 2006D		5.00%		01/01/16	100,000	101,149
GO Bonds Series 2007C		5.00%		01/01/16	105,000	106,235
GO Bonds Series 2008B		5.00%		07/01/16	155,000	160,122

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2009C		5.00%		02/01/16	225,000	228,495
GO Bonds Series 2009E		5.00%		02/01/16	155,000	157,379
GO Bonds Series R2013A		5.00%		07/01/16	6,000,000	6,209,500
GO Refunding Bonds Series R 2010A		5.00%		01/01/16	355,000	359,145
GO Refunding Bonds Series R2010B		5.00%		01/01/16	1,630,000	1,649,427
GO Refunding Bonds Series R2011A		5.00%		01/01/16	650,000	657,811
GO Refunding Bonds Series R2012A		5.00%		07/01/16	100,000	103,480
Motor Vehicle Fuel Tax GO Bonds Series 2005C		0.47%		06/01/16	200,000	199,363
Motor Vehicle Fuel Tax GO Bonds Series 2007D		4.50%		01/01/16	115,000	116,226
Motor Vehicle Fuel Tax GO Bonds Series 2008D		5.00%		01/01/16	395,000	399,607
Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/16	100,000	103,473
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2011B		5.00%		10/01/15	825,000	825,000
RB (Providence Health & Services) Series 2012A		4.00%		10/01/15	110,000	110,000
Refunding RB (Seattle Children's Hospital) Series 2010B		5.00%		10/01/15	1,490,000	1,490,000
West Valley SD No. 208
ULT GO Bonds Series 2007 (GTY: Washington)		5.00%		12/01/15	100,000	100,778
						139,459,963
Wisconsin 0.9%
Wisconsin
GO Bonds Series 2006A (ESCROW)		5.00%		05/01/16	1,600,000	1,643,466
GO Refunding Bonds Series 2014-2		4.00%		05/01/16	700,000	715,504
GO Refunding Bonds Series 2014-2		5.00%		05/01/16	1,000,000	1,028,025
Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014A		3.00%		12/01/15	2,695,000	2,707,385
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.06%		10/28/15	25,000,000	25,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.10%		10/05/15	10,000,000	10,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.14%		11/04/15	40,000,000	40,000,000
RB (Aurora Health Care) Series 2010C (LOC: Bank of America, NA)		0.09%		02/04/16	34,865,000	34,865,000
Refunding RB (Hospital Sisters Services) Series 2014A		5.00%		11/15/15	1,000,000	1,005,871
						116,965,251
Total Fixed-Rate Securities
(Cost $4,072,112,346)						4,072,112,346

Variable-Rate Securities 68.9% of net assets
Alabama 2.7%
Alabama
GO Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	11,695,000	11,695,000
Alabama HFA
Collateralized S/F Mortgage RB Series 2006 D&F (LIQ: Citibank, NA)	a	0.12%		10/07/15	5,485,000	5,485,000
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.08%		10/07/15	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.08%		10/07/15	10,550,000	10,550,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.03%		10/07/15	15,910,000	15,910,000
Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.03%		10/07/15	3,715,000	3,715,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.09%		10/07/15	1,745,000	1,745,000
Birmingham Water Works Board
Water Refunding RB Series 2015A (LIQ: Royal Bank of Canada)	a	0.09%		10/07/15	20,000,000	20,000,000
Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014D		0.06%		10/07/15	17,500,000	17,500,000
Hoover
Sewer GO Warrants Series 2007 (LIQ: US Bank, NA)	a	0.02%		10/07/15	11,715,000	11,715,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.07%		10/07/15	10,000,000	10,000,000
RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.07%		10/07/15	5,040,000	5,040,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Swedbank AB)		0.04%		10/07/15	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.04%		10/07/15	30,000,000	30,000,000
Mobile IDB
Pollution Control RB (AL Power) Series 2007C		0.07%		10/07/15	7,550,000	7,550,000
Pollution Control Refunding RB (AL Power) Series 1993A		0.07%		10/07/15	12,100,000	12,100,000
RB (AL Power) Series 2001B		0.05%		10/01/15	2,750,000	2,750,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.05%		10/07/15	15,000,000	15,000,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.02%		10/07/15	27,000,000	27,000,000
Univ of Alabama at Birmingham
Hospital RB Series 2012B (LOC: Bank of America, NA)		0.01%		10/07/15	9,750,000	9,750,000
Univ of South Alabama
Tuition Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	37,620,000	37,620,000
West Jefferson IDB
Pollution Control Refunding RB (AL Power) Series 1998		0.07%		10/07/15	35,000,000	35,000,000
Solid Waste Disposal RB (AL Power) Series 2008		0.05%		10/01/15	2,890,000	2,890,000
						344,015,000
Alaska 0.5%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/01/15	20,000,000	20,000,000
State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.03%		10/07/15	26,925,000	26,925,000
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Co NA)		0.05%		10/07/15	13,580,000	13,580,000
						60,505,000
Arizona 0.2%
Maricopa Cnty IDA
M/F RB (Gran Victoria Housing) Series 2000A (LOC: Fannie Mae)		0.03%		10/07/15	9,530,000	9,530,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.06%		10/07/15	6,750,000	6,750,000
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.02%		10/07/15	2,695,000	2,695,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Phoenix IDA
Health Care Facilities RB (Mayo Clinic) Series 2014B (LIQ: Wells Fargo Bank, NA)		0.01%		10/01/15	1,600,000	1,600,000
						20,575,000
Arkansas 0.1%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: Federal Home Loan Bank)		0.04%		10/07/15	5,800,000	5,800,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: Federal Home Loan Bank)		0.04%		10/07/15	6,930,000	6,930,000
						12,730,000
California 1.3%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Bank of the West)		0.08%		10/07/15	3,315,000	3,315,000
RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.04%		10/07/15	2,900,000	2,900,000
California
GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	13,610,000	13,610,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	3,300,000	3,300,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.02%		10/07/15	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	1,370,000	1,370,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	2,500,000	2,500,000
Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: MUFG Union Bank, NA)		0.06%		10/07/15	1,700,000	1,700,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.10%		10/07/15	195,000	195,000
California State Univ
RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		10/07/15	16,655,000	16,655,000
California Statewide Communities Development Auth
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: Fannie Mae)		0.03%		10/07/15	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004L		0.01%		10/07/15	1,195,000	1,195,000
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.11%		10/07/15	3,900,000	3,900,000
Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.12%		10/07/15	7,740,000	7,740,000
East Bay Municipal Utility District
Water System Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.03%		10/07/15	6,600,000	6,600,000
Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.03%		10/07/15	20,830,000	20,830,000
Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/15	10,832,000	10,832,000
Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	9,690,000	9,690,000
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.04%		10/07/15	4,600,000	4,600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.10%		10/07/15	10,000,000	10,000,000
San Francisco Airport Commission
Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/15	13,020,000	13,020,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.03%		10/07/15	9,900,000	9,900,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: Freddie Mac)		0.03%		10/07/15	8,500,000	8,500,000
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	735,000	735,000
Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-2 (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	595,000	595,000
						165,092,000
Colorado 2.2%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas SA)		0.08%		10/07/15	20,630,000	20,630,000
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.05%		10/07/15	3,700,000	3,700,000
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	15,500,000	15,500,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.03%		10/07/15	25,275,000	25,275,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.03%		10/07/15	8,300,000	8,300,000
S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.03%		10/07/15	30,100,000	30,100,000
S/F Mortgage Class II Bonds Series 2013B (LIQ: Royal Bank of Canada)		0.02%		10/07/15	17,900,000	17,900,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: Barclays Bank Plc)	a	0.06%		10/07/15	6,875,000	6,875,000
Utilities System Sub Lien RB Series 2005A (LIQ: Mizuho Bank Ltd)		0.02%		10/07/15	22,715,000	22,715,000
Dawson Ridge Metropolitan District No.1
LT Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	10,240,000	10,240,000
Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a,c	0.04%		10/07/15	112,990,000	112,990,000
Midcities Metropolitan District No. 1
Special Refunding RB Series 2004B (LOC: BNP Paribas SA)		0.11%		10/07/15	10,000,000	10,000,000
						284,225,000
Connecticut 0.1%
Connecticut
GO Bonds Series 2015C (LIQ: Toronto-Dominion Bank)	a	0.03%		10/07/15	2,000,000	2,000,000
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2015C3 (LIQ: Royal Bank of Canada)		0.01%		10/07/15	5,500,000	5,500,000
						7,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Delaware 0.0%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.01%		10/01/15	1,055,000	1,055,000
District of Columbia 0.9%
District of Columbia
GO Bonds Series 2008E (LIQ: Bank of America, NA)	a	0.07%		10/07/15	6,030,000	6,030,000
GO Bonds Series 2014C (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	18,000,000	18,000,000
Income Tax Secured RB Series 2012C (LIQ: Barclays Bank Plc)	a	0.06%		10/07/15	4,200,000	4,200,000
RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.08%		10/07/15	1,930,000	1,930,000
RB (American Univ) Series 2006A (LOC: Royal Bank of Canada)		0.02%		10/07/15	500,000	500,000
RB (Catholic Univ of America) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		10/07/15	7,760,000	7,760,000
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: Federal Home Loan Bank)		0.02%		10/07/15	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: Citibank, NA)	a	0.03%		10/07/15	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	12,155,000	12,155,000
Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	9,130,000	9,130,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	18,025,000	18,025,000
Public Utility Sub Lien RB Series 2014B1 (LIQ: TD Bank NA)		0.01%		10/07/15	12,125,000	12,125,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD Bank NA)		0.01%		10/07/15	3,000,000	3,000,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C2 (LOC: Sumitomo Mitsui Banking Corp)		0.02%		10/07/15	10,000,000	10,000,000
						113,305,000
Florida 5.0%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: Fannie Mae)		0.04%		10/07/15	6,595,000	6,595,000
Brevard Cnty HFA
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: Fannie Mae)		0.04%		10/07/15	3,855,000	3,855,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Royal Bank of Canada)		0.03%		10/07/15	2,200,000	2,200,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: Citibank, NA)		0.04%		10/07/15	3,745,000	3,745,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.02%		10/07/15	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: Fannie Mae)		0.04%		10/07/15	1,700,000	1,700,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: Fannie Mae)		0.02%		10/07/15	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.04%		10/07/15	9,830,000	9,830,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.04%		10/07/15	5,935,000	5,935,000
M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.04%		10/07/15	1,700,000	1,700,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.04%		10/07/15	3,195,000	3,195,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.04%		10/07/15	7,600,000	7,600,000
M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.04%		10/07/15	20,315,000	20,315,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.04%		10/07/15	6,100,000	6,100,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.03%		10/07/15	3,660,000	3,660,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: Fannie Mae)		0.02%		10/07/15	5,720,000	5,720,000
M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.04%		10/07/15	15,100,000	15,100,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.02%		10/07/15	43,470,000	43,470,000
Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	10,615,000	10,615,000
Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.03%		10/07/15	5,680,000	5,680,000
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A		0.03%		10/07/15	18,285,000	18,285,000
Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	9,375,000	9,375,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.04%		10/07/15	20,470,000	20,470,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.04%		10/07/15	6,285,000	6,285,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.13%		10/07/15	600,000	600,000
Hillsborough Cnty SD
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	11,315,000	11,315,000
Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.02%		10/07/15	14,425,000	14,425,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.04%		10/07/15	3,755,000	3,755,000
JEA
Electric System RB Series Three 2012B (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	5,000,000	5,000,000
Manatee Cnty HFA
M/F Housing RB (Centre Court Apts) Series 2000A (LOC: Federal Home Loan Bank)		0.04%		10/07/15	6,405,000	6,405,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Miami-Dade Cnty
Aviation RB 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/15	23,435,000	23,435,000
Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		10/07/15	15,000,000	15,000,000
Seaport RB Series 2014B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/07/15	7,000,000	7,000,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.03%		10/07/15	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B		0.03%		10/07/15	20,230,000	20,230,000
Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.07%		10/07/15	8,700,000	8,700,000
Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/15	15,000,000	15,000,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.02%		10/07/15	10,830,000	10,830,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: Fannie Mae)		0.04%		10/07/15	7,060,000	7,060,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.04%		10/07/15	7,410,000	7,410,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.04%		10/07/15	8,020,000	8,020,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.04%		10/07/15	13,600,000	13,600,000
M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.04%		10/07/15	8,255,000	8,255,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.04%		10/07/15	8,685,000	8,685,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.07%		10/07/15	8,550,000	8,550,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.01%		10/07/15	270,000	270,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	28,190,000	28,190,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		10/07/15	32,545,000	32,545,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.04%		10/07/15	3,400,000	3,400,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/15	1,600,000	1,600,000
Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.02%		10/07/15	2,500,000	2,500,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.11%		10/07/15	2,910,000	2,910,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	4,545,000	4,545,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.04%		10/07/15	7,500,000	7,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.04%		10/07/15	8,045,000	8,045,000
Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.08%		10/07/15	365,000	365,000
South Florida Water Management District
COP Series 2006 (LOC: US Bank, NA /LIQ: US Bank, NA)	a	0.03%		10/07/15	34,575,000	34,575,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: Citibank, NA)	a	0.03%		10/07/15	16,500,000	16,500,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	15,000,000	15,000,000
Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.04%		10/07/15	20,000,000	20,000,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
						632,205,000
Georgia 2.1%
Atkinson Cnty-Coffee Cnty Jt Development Auth
Solid Waste Disposal RB (Longboard) Series 2008 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/15	11,550,000	11,550,000
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	24,500,000	24,500,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.11%		10/07/15	7,740,000	7,740,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.07%		10/07/15	26,885,000	26,885,000
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	c	0.06%		10/07/15	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.11%		10/07/15	5,400,000	5,400,000
Bartow Cnty Development Auth
RB (VMC Specialty Alloys) Series 2014 (LOC: Comerica Bank)		0.10%		10/07/15	3,260,000	3,260,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.02%		10/07/15	3,385,000	3,385,000
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children's Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	12,395,000	12,395,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.08%		10/07/15	12,525,000	12,525,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety International) Series 1999B		0.02%		10/07/15	1,200,000	1,200,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.04%		10/07/15	6,700,000	6,700,000
Main St Natural Gas
RB Series 2010A1 (LOC: Royal Bank of Canada)		0.08%		10/01/15	28,000,000	28,000,000
RB Series 2010A2 (LOC: Royal Bank of Canada)		0.08%	10/01/15	12/01/15	27,850,000	27,850,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.08%		10/07/15	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.04%		10/07/15	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/15	20,215,000	20,215,000
Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.05%		10/07/15	7,500,000	7,500,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.14%		10/07/15	5,560,000	5,560,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.03%		10/07/15	2,500,000	2,500,000
						267,400,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	5,000,000	5,000,000
GO Bonds Series 2011DZ (LIQ: Bank of America, NA)	a	0.07%		10/07/15	2,000,000	2,000,000
Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.04%		10/07/15	14,825,000	14,825,000
						21,825,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: Rabobank Nederland)		0.06%		10/07/15	7,000,000	7,000,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.06%		10/07/15	1,800,000	1,800,000
						8,800,000
Illinois 4.7%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.11%		10/07/15	3,120,000	3,120,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.04%		10/07/15	8,715,000	8,715,000
Chicago
Second Lien Water Refunding RB Series 2004-2 (LOC: State Street Bank & Trust Co NA)		0.09%		10/07/15	3,000,000	3,000,000
Second Lien Water Refunding RB Series 2004-3 (LOC: State Street Bank & Trust Co NA)		0.09%		10/07/15	3,000,000	3,000,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.04%		10/07/15	5,380,000	5,380,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.02%		10/07/15	5,655,000	5,655,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.04%		10/07/15	8,500,000	8,500,000
Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.03%		10/07/15	7,500,000	7,500,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.04%		10/07/15	32,000,000	32,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.02%		10/07/15	28,600,000	28,600,000
RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.04%		10/07/15	22,310,000	22,310,000
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.02%		10/07/15	1,750,000	1,750,000
RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.02%		10/07/15	15,635,000	15,635,000
RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.30%		10/07/15	4,000,000	4,000,000
RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.02%		10/07/15	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.02%		10/07/15	2,500,000	2,500,000
RB (Little Co of Mary Hospital & Health Care Centers) Series 2008A (LOC: Barclays Bank Plc)		0.02%		10/07/15	9,600,000	9,600,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008B (LOC: Barclays Bank Plc)		0.02%		10/07/15	4,800,000	4,800,000
RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,000,000	6,000,000
RB (Northwestern Univ) Series 2004C		0.01%		10/07/15	22,000,000	22,000,000
RB (Northwestern Univ) Series 2008D		0.01%		10/07/15	7,000,000	7,000,000
RB (Presbyterian Home Lake Forest Place) Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.02%		10/07/15	11,800,000	11,800,000
RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	8,274,000	8,274,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.02%		10/07/15	3,800,000	3,800,000
RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.14%		10/07/15	3,760,000	3,760,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.02%		10/07/15	25,700,000	25,700,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,000,000	3,000,000
Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: Fifth Third Bank)		0.13%		10/07/15	4,900,000	4,900,000
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: Wells Fargo Bank, NA)		0.02%		10/07/15	30,000,000	30,000,000
Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.25%		10/07/15	5,105,000	5,105,000
Illinois Regional Transportation Auth
GO Bonds Series 2002A (LIQ: Wells Fargo & Co)	a	0.02%		10/07/15	9,120,000	9,120,000
GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.02%		10/07/15	28,020,000	28,020,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	10,730,000	10,730,000
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	9,745,000	9,745,000
Sr Refunding RB Series 2008A1A (LIQ: JPMorgan Chase Bank, NA)		0.02%		10/07/15	67,940,000	67,940,000
Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)	c	0.02%		10/07/15	65,800,000	65,800,000
Toll Highway Sr RB Series 2014D (LIQ: Royal Bank of Canada)	a	0.04%		10/07/15	4,170,000	4,170,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: Morgan Stanley Bank NA)	a	0.13%		10/07/15	17,865,000	17,865,000
LT GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	22,320,000	22,320,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.02%		10/07/15	5,000,000	5,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.17%		10/07/15	6,860,000	6,860,000
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.02%		10/07/15	15,550,000	15,550,000
Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.04%		10/07/15	18,105,000	18,105,000
						598,909,000
Indiana 2.0%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: Fifth Third Bank)		0.11%		10/07/15	5,840,000	5,840,000
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.02%		10/07/15	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998		0.02%		10/07/15	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A		0.02%		10/07/15	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.02%		10/07/15	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.02%		10/07/15	20,000,000	20,000,000
Indiana Finance Auth
Health System RB (Sisters of St Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	10,730,000	10,730,000
Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.05%		10/07/15	10,000,000	10,000,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.01%		10/07/15	9,070,000	9,070,000
Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.02%		10/07/15	10,500,000	10,500,000
RB (Ascension Health) Series 2008E5		0.01%		10/07/15	24,600,000	24,600,000
RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	8,300,000	8,300,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	16,750,000	16,750,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,500,000	5,500,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	9,090,000	9,090,000
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.05%		10/07/15	15,400,000	15,400,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/15	2,185,000	2,185,000
Indianapolis
M/F Housing RB (Capital Place Apts, Covington Square Apts & Woods at Oak Crossing) Series 2008 (LOC: Fannie Mae)		0.02%		10/07/15	10,000,000	10,000,000
M/F Housing RB (Nora Pines Apts) Series 2001 (LOC: Fannie Mae)		0.04%		10/07/15	9,075,000	9,075,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AgriBank, FCB)		0.04%		10/07/15	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.05%		10/07/15	24,200,000	24,200,000
Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	10,075,000	10,075,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	9,500,000	9,500,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.52%		10/07/15	1,940,000	1,940,000
						258,030,000
Iowa 1.3%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG Union Bank, NA)		0.01%		10/07/15	6,425,000	6,425,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.04%		10/07/15	9,955,000	9,955,000
Midwestern Disaster Area RB (Cargill) Series 2009A		0.05%		10/07/15	30,000,000	30,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.05%		10/07/15	25,000,000	25,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.04%		10/07/15	32,500,000	32,500,000
Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.07%		10/07/15	25,000,000	25,000,000
S/F Mortgage Bonds Series 2015B (LIQ: Federal Home Loan Bank)		0.03%		10/07/15	10,000,000	10,000,000
Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	21,000,000	21,000,000
						159,880,000
Kansas 0.2%
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.04%		10/07/15	9,285,000	9,285,000
RB (Sisters of Charity of Leavenworth Health System) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	12,715,000	12,715,000
						22,000,000
Kentucky 0.8%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		10/07/15	20,000,000	20,000,000
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: Bank of America, NA)		0.03%		10/07/15	15,790,000	15,790,000
Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC Bank NA)		0.09%		10/07/15	2,250,000	2,250,000
Hopkinsville
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/15	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A		0.02%		10/07/15	4,400,000	4,400,000
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.07%		10/07/15	13,925,000	13,925,000
Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Co NA)		0.01%		10/07/15	12,315,000	12,315,000
RB Sr Series 2008A2 (LOC: State Street Bank & Trust Co NA)		0.01%		10/07/15	12,425,000	12,425,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Co NA)		0.03%		10/07/15	4,270,000	4,270,000
Housing RB Series 2006I (LIQ: State Street Bank & Trust Co NA)		0.03%		10/07/15	12,800,000	12,800,000
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.07%		10/07/15	3,600,000	3,600,000
Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.20%		10/07/15	500,000	500,000
						107,275,000
Louisiana 0.4%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.04%		10/07/15	15,000,000	15,000,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.03%		10/07/15	8,510,000	8,510,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.08%		10/07/15	13,680,000	13,680,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.08%		10/07/15	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: Fannie Mae)		0.04%		10/07/15	2,840,000	2,840,000
						46,430,000
Maine 0.3%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/15	1,510,000	1,510,000
Maine State Housing Auth
Mortgage Purchase Bonds Series 2008D (LIQ: Bank of New York Mellon)		0.02%		10/07/15	20,000,000	20,000,000
Mortgage Purchase Bonds Series 2015E3 (LIQ: Citibank, NA)		0.02%		10/07/15	15,000,000	15,000,000
						36,510,000
Maryland 1.1%
Anne Arundel Cnty
Consolidated Water & Sewer GO Bonds Series 2008 (LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	13,540,000	13,540,000
Baltimore
Water RB Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	1,965,000	1,965,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (GTY/LIQ: Citibank, NA)	a	0.11%		10/07/15	6,200,000	6,200,000
Maryland Community Development Administration
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	8,565,000	8,565,000
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.03%		10/07/15	12,445,000	12,445,000
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: Freddie Mac)		0.05%		10/07/15	4,750,000	4,750,000
M/F Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: Freddie Mac)		0.02%		10/07/15	3,775,000	3,775,000
M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.02%		10/07/15	7,200,000	7,200,000
Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	5,875,000	5,875,000
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2005A		0.01%		10/07/15	10,820,000	10,820,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland Industrial Development Financing Auth
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC Bank NA)		0.05%		10/07/15	8,555,000	8,555,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: Fannie Mae)		0.02%		10/07/15	26,650,000	26,650,000
Washington Suburban Sanitary District
GO BAN Series B (LIQ: State Street Bank & Trust Co NA)		0.02%		10/07/15	10,000,000	10,000,000
GO BAN Series B3 (LIQ: State Street Bank & Trust Co NA)		0.02%		10/07/15	20,000,000	20,000,000
						140,340,000
Massachusetts 1.1%
Massachusetts
GO Bonds Series 2000A (LIQ: Citibank, NA)		0.01%		10/07/15	1,000,000	1,000,000
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.03%		10/07/15	30,000,000	30,000,000
General Transportation System Bonds Series 2000A2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	8,225,000	8,225,000
Sr Sales Tax Bonds Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.02%		10/07/15	13,000,000	13,000,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sub RB Series 2010A7 (LIQ: TD Bank NA)		0.01%		10/07/15	7,200,000	7,200,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.13%		10/07/15	1,330,000	1,330,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.04%		10/07/15	12,560,000	12,560,000
RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.02%		10/07/15	6,230,000	6,230,000
RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	1,000,000	1,000,000
RB Series (Partners HealthCare) 2015O-1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,665,000	2,665,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,000,000	3,000,000
RB (UMass) Series 2007E&F (ESCROW/LIQ: US Bank, NA)	a	0.02%		10/07/15	14,815,000	14,815,000
Massachusetts HFA
Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.07%		10/07/15	11,235,000	11,235,000
Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.07%		10/07/15	3,020,000	3,020,000
Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.06%		10/07/15	6,200,000	6,200,000
Housing Bonds Series 2013F (LOC: TD Bank NA)		0.03%		10/07/15	13,310,000	13,310,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.02%		10/07/15	2,330,000	2,330,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,330,000	3,330,000
						140,450,000
Michigan 3.0%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	15,000,000	15,000,000
Student Loan Refunding RB Series 22A (LOC: State Street Bank & Trust Co NA)		0.02%		10/07/15	14,000,000	14,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	36,575,000	36,575,000
Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/07/15	31,515,000	31,515,000
Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.13%		10/07/15	2,880,000	2,880,000
Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.18%		10/07/15	1,830,000	1,830,000
Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	32,740,000	32,740,000
Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/07/15	14,065,000	14,065,000
Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/07/15	56,555,000	56,555,000
S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		10/07/15	26,755,000	26,755,000
S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)	c	0.03%		10/07/15	76,245,000	76,245,000
Michigan State Hospital Finance Auth
RB (Trinity Health Credit Group) Series 2005F		0.01%		10/07/15	2,415,000	2,415,000
Michigan State Strategic Fund
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	3,000,000	3,000,000
Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.03%		10/07/15	10,930,000	10,930,000
Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.03%		10/07/15	3,685,000	3,685,000
Michigan State Univ
General RB Series 2000A1 (LIQ: Royal Bank of Canada)		0.01%		10/07/15	13,100,000	13,100,000
General RB Series 2005 (LIQ: Royal Bank of Canada)		0.01%		10/07/15	2,500,000	2,500,000
Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan) Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.07%		10/07/15	41,945,000	41,945,000
						385,735,000
Minnesota 0.5%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.03%		10/07/15	16,110,000	16,110,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.05%		10/07/15	9,250,000	9,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.07%		10/07/15	2,800,000	2,800,000
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.02%		10/07/15	4,800,000	4,800,000
Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.03%		10/07/15	4,695,000	4,695,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008B (LIQ: Northern Trust Co)		0.02%		10/07/15	1,600,000	1,600,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.07%		10/07/15	2,845,000	2,845,000
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	26,965,000	26,965,000
						69,065,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi 0.2%
Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	13,370,000	13,370,000
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.17%		10/07/15	2,930,000	2,930,000
Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.08%		10/07/15	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: Fannie Mae)		0.07%		10/07/15	5,360,000	5,360,000
						29,860,000
Missouri 1.5%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.04%		10/07/15	7,700,000	7,700,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.07%		10/07/15	9,975,000	9,975,000
M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.02%		10/07/15	18,400,000	18,400,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	16,000,000	16,000,000
Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.01%		10/07/15	38,015,000	38,015,000
RB (Ascension Health) Series 2008C4		0.01%		10/07/15	10,450,000	10,450,000
St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.03%		10/07/15	7,295,000	7,295,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.20%		10/07/15	700,000	700,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.04%		10/07/15	4,000,000	4,000,000
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.04%		10/07/15	16,370,000	16,370,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)	c	0.04%		10/07/15	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.04%		10/07/15	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.04%		10/07/15	20,475,000	20,475,000
M/F Housing Refunding RB (Pelican Cove) Series 2004 (LOC: Fannie Mae)		0.02%		10/07/15	18,000,000	18,000,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.04%		10/07/15	5,740,000	5,740,000
						190,055,000
Nebraska 0.7%
Douglas Cnty Hospital Auth No. 3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.04%		10/07/15	5,265,000	5,265,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.04%		10/07/15	8,950,000	8,950,000
S/F Housing RB Series 2014B (LIQ: Federal Home Loan Bank)		0.02%		10/07/15	17,100,000	17,100,000
S/F Housing RB Series 2015B (LIQ: Federal Home Loan Bank)		0.02%		10/07/15	17,300,000	17,300,000
Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		10/07/15	22,135,000	22,135,000
Washington Cnty
IDRB (Cargill) Series 2010		0.05%		10/07/15	7,000,000	7,000,000
IDRB (Cargill) Series 2010B		0.05%		10/07/15	10,000,000	10,000,000
						87,750,000
Nevada 1.4%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	44,740,000	44,740,000
Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Co NA)		0.01%		10/07/15	5,900,000	5,900,000
Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.03%		10/07/15	9,860,000	9,860,000
IDRB (Southwest Gas Corp) Series 2009A (LOC: Bank of America, NA)		0.01%		10/07/15	11,500,000	11,500,000
Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	14,630,000	14,630,000
Las Vegas
Economic Development RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: Bank of America, NA)		0.03%		10/07/15	11,605,000	11,605,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.03%		10/07/15	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: Freddie Mac)		0.03%		10/07/15	5,350,000	5,350,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.03%		10/07/15	9,465,000	9,465,000
M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.03%		10/07/15	14,770,000	14,770,000
Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.02%		10/07/15	42,750,000	42,750,000
						182,370,000
New Jersey 1.1%
Hudson Cnty Improvement Auth
Pooled Loan Program Bonds Series 1986 (LOC: TD Bank NA)		0.01%		10/07/15	5,000,000	5,000,000
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.09%		10/07/15	3,135,000	3,135,000
RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.01%		10/07/15	3,495,000	3,495,000
RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.04%		10/07/15	5,465,000	5,465,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	19,400,000	19,400,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.02%		10/07/15	35,190,000	35,190,000
S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.02%		10/07/15	3,865,000	3,865,000
S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.01%		10/07/15	11,300,000	11,300,000
S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.02%		10/07/15	33,120,000	33,120,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	17,060,000	17,060,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.03%		10/07/15	7,100,000	7,100,000
						144,130,000
New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.12%		10/07/15	7,500,000	7,500,000
New York 6.2%
Metropolitan Transportation Auth
Transportation RB Series 2005E3 (LOC: Bank of Montreal)		0.01%		10/07/15	10,000,000	10,000,000
Transportation RB Series 2015E2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	11,000,000	11,000,000
Transportation RB Series 2015E3 (LOC: Citibank, NA)		0.01%		10/07/15	18,000,000	18,000,000
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.02%		10/07/15	34,795,000	34,795,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.02%		10/07/15	10,995,000	10,995,000
Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	8,515,000	8,515,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.14%		10/07/15	3,935,000	3,935,000
New York City
GO Bonds Fiscal 2004 Series H3 (LOC: California Public Employees' Retirement System)		0.01%		10/07/15	5,000,000	5,000,000
GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.02%		10/07/15	5,000,000	5,000,000
GO Bonds Fiscal 2014 Series A1 (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,500,000	2,500,000
New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.08%		10/07/15	19,695,000	19,695,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,625,000	2,625,000
M/F Housing RB Series 2013E3 (LIQ: Wells Fargo Bank, NA)		0.01%		10/07/15	19,520,000	19,520,000
M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.01%		10/07/15	9,200,000	9,200,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.05%		10/07/15	4,250,000	4,250,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.04%		10/07/15	5,935,000	5,935,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: Freddie Mac)		0.02%		10/07/15	4,000,000	4,000,000
M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.02%		10/07/15	6,070,000	6,070,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.02%		10/07/15	4,400,000	4,400,000
M/F Rental Housing RB (Related - W 89th St Development) Series 2000A (LOC: Fannie Mae)		0.02%		10/07/15	37,400,000	37,400,000
New York City Municipal Water Finance Auth
Water & Sewer System Fiscal 2015 Series BB3 (LIQ: Sumitomo Mitsui Banking Corp)		0.01%		10/07/15	6,500,000	6,500,000
Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Toronto-Dominion Bank)	a	0.03%		10/07/15	6,875,000	6,875,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	2,500,000	2,500,000
Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	1,905,000	1,905,000
Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	2,250,000	2,250,000
Water & Sewer System Second General Resolution RB Fiscal 2014 Series AA3 (LIQ: TD Bank NA)		0.01%		10/01/15	1,000,000	1,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.03%		10/07/15	23,180,000	23,180,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: Citibank, NA)	a	0.03%		10/07/15	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: Citibank, NA)	a	0.03%		10/07/15	6,250,000	6,250,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	6,800,000	6,800,000
Future Tax Secured Sub Bonds Fiscal 2013 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,125,000	3,125,000
Future Tax Secured Sub Bonds Fiscal 2014 Series A1 (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	6,300,000	6,300,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A5 (LIQ: Royal Bank of Canada)		0.01%		10/01/15	5,000,000	5,000,000
New York State Dormitory Auth
RB (Cornell Univ) Series 2000B		0.01%		10/07/15	4,595,000	4,595,000
State Personal Income Tax RB Series 2006C (ESCROW/LIQ: Citibank, NA)	a	0.03%		10/07/15	7,680,000	7,680,000
State Personal Income Tax RB Series 2006D (ESCROW/LIQ: Citibank, NA)	a	0.02%		10/07/15	4,545,000	4,545,000
State Personal Income Tax RB Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	4,200,000	4,200,000
State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	14,000,000	14,000,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.01%		10/07/15	9,100,000	9,100,000
New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.02%		10/07/15	24,800,000	24,800,000
New York State HFA
Housing (Navy Pier Court) RB Series 2014A (LOC: PNC Bank NA)		0.01%		10/07/15	5,000,000	5,000,000
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.01%		10/07/15	21,000,000	21,000,000
Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.02%		10/07/15	11,700,000	11,700,000
Housing RB (360 W 43rd St) Series 2003A (LOC: Fannie Mae)		0.02%		10/07/15	22,000,000	22,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.01%		10/07/15	44,345,000	44,345,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Biltmore Tower) Series 2002A (LOC: Fannie Mae)		0.02%		10/07/15	15,000,000	15,000,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.01%		10/07/15	28,400,000	28,400,000
Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.01%		10/07/15	9,795,000	9,795,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 115 (LIQ: JPMorgan Chase Bank, NA)		0.02%		10/07/15	31,215,000	31,215,000
Homeowner Mortgage RB Series 125 (LIQ: Royal Bank of Canada)		0.02%		10/07/15	10,100,000	10,100,000
Homeowner Mortgage RB Series 144 (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/01/15	7,810,000	7,810,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	15,725,000	15,725,000
State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.17%		10/07/15	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	12,420,000	12,420,000
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	10,500,000	10,500,000
State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.04%		10/07/15	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	11,600,000	11,600,000
Port Auth of New York & New Jersey
Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	18,870,000	18,870,000
Consolidated Bonds 143rd Series (LIQ: Toronto-Dominion Bank)	a	0.05%		10/07/15	7,875,000	7,875,000
Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.06%		10/07/15	36,820,000	36,820,000
Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	5,555,000	5,555,000
Consolidated Bonds 152nd Series (LIQ: Morgan Stanley Bank NA)	a	0.09%		10/07/15	32,970,000	32,970,000
Consolidated Bonds 152nd Series (LIQ: Toronto-Dominion Bank)	a	0.05%		10/07/15	7,505,000	7,505,000
Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	6,440,000	6,440,000
Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: Citibank, NA)	a	0.06%		10/07/15	2,050,000	2,050,000
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2005B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	9,350,000	9,350,000
						784,110,000
North Carolina 0.3%
Charlotte
COP Series 2003F (LIQ: Bank of America, NA)		0.02%		10/07/15	11,485,000	11,485,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,750,000	2,750,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: Citibank, NA)	a	0.03%		10/07/15	2,800,000	2,800,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.02%		10/07/15	4,215,000	4,215,000
North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.02%		10/07/15	19,000,000	19,000,000
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.08%		10/07/15	1,280,000	1,280,000
Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.04%		10/07/15	1,010,000	1,010,000
						42,540,000
North Dakota 0.4%
North Dakota HFA
Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.02%		10/07/15	12,000,000	12,000,000
Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.02%		10/07/15	35,525,000	35,525,000
						47,525,000
Ohio 1.3%
Columbus Regional Airport Auth
Airport Development RB (Flightsafety) Series 2015A		0.03%		10/07/15	8,100,000	8,100,000
Airport Development RB (Flightsafety) Series 2015B		0.03%		10/07/15	4,500,000	4,500,000
Cuyahoga Cnty
Revenue & Refunding Bonds (MetroHealth System) Series 2005 (LOC: PNC Bank NA)		0.02%		10/07/15	15,000,000	15,000,000
Franklin Cnty
RB (OhioHealth) Series 2011C		0.06%	10/01/15	06/01/16	7,500,000	7,500,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.04%		10/07/15	5,215,000	5,215,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Co NA)	a	0.03%		10/07/15	5,000,000	5,000,000
Ohio
GO Bonds Series 2006B		0.01%		10/07/15	19,240,000	19,240,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,000,000	2,000,000
Ohio HFA
Residential Mortgage RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	41,420,000	41,420,000
Residential Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	27,910,000	27,910,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: CoBank, ACB)		0.05%		10/07/15	20,000,000	20,000,000
Ohio Water Development Auth
Refunding RB (TimkenSteel) Series 2001 (LOC: Northern Trust Co)		0.01%		10/07/15	900,000	900,000
Toledo-Lucas Cnty Port Auth
Airport Development RB (Flightsafety) Series 1998-1		0.02%		10/07/15	3,750,000	3,750,000
						160,535,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oklahoma 0.4%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	53,130,000	53,130,000
Oregon 0.9%
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG Union Bank, NA)		0.04%		10/07/15	2,740,000	2,740,000
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Co NA)		0.03%		10/07/15	14,885,000	14,885,000
S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/07/15	30,000,000	30,000,000
S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/07/15	30,000,000	30,000,000
S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/07/15	35,000,000	35,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	3,835,000	3,835,000
						116,460,000
Pennsylvania 2.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	10,990,000	10,990,000
RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	7,995,000	7,995,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC Bank NA)		0.02%		10/07/15	3,725,000	3,725,000
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2014B (LOC: Manufacturers & Traders Trust Co)		0.02%		10/07/15	7,335,000	7,335,000
Dallastown Area SD
GO Notes Series 2015		1.26%	10/01/15	04/15/16	7,845,000	7,884,081
Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/15	9,635,000	9,635,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2013B (LIQ: TD Bank NA)		0.01%		10/01/15	600,000	600,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.02%		10/07/15	7,710,000	7,710,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.03%		10/07/15	18,965,000	18,965,000
S/F Mortgage RB Series 2003-77B (LIQ: Royal Bank of Canada)		0.03%		10/07/15	19,210,000	19,210,000
S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.03%		10/07/15	25,580,000	25,580,000
S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.03%		10/07/15	440,000	440,000
S/F Mortgage RB Series 2004-82C (LIQ: Royal Bank of Canada)		0.03%		10/07/15	20,645,000	20,645,000
S/F Mortgage RB Series 2004-85B (LIQ: TD Bank NA)		0.04%		10/07/15	1,320,000	1,320,000
S/F Mortgage RB Series 2004-85C (LIQ: TD Bank NA)		0.04%		10/07/15	2,000,000	2,000,000
S/F Mortgage RB Series 2005-88C (LIQ: TD Bank NA)		0.04%		10/07/15	10,000,000	10,000,000
S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/07/15	26,100,000	26,100,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.09%		10/07/15	1,278,639	1,278,639
S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		10/07/15	30,335,000	30,335,000
S/F Mortgage RB Series 2006-94B (LIQ: TD Bank NA)		0.04%		10/07/15	28,860,000	28,860,000
S/F Mortgage RB Series 2007-100C (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		10/07/15	22,935,000	22,935,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/15	500,000	500,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.04%		10/07/15	14,550,000	14,550,000
Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	4,520,000	4,520,000
Univ of Pittsburgh
Univ & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	500,000	500,000
Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.01%		10/07/15	4,220,000	4,220,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2008A (LOC: PNC Bank NA)		0.01%		10/01/15	2,870,000	2,870,000
						290,702,720
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.07%		10/07/15	7,265,000	7,265,000
Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.09%		10/07/15	5,670,000	5,670,000
						12,935,000
South Carolina 0.6%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	575,000	575,000
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	7,410,000	7,410,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD Bank NA)		0.04%		10/07/15	6,935,000	6,935,000
IRB (South Carolina Generating) Series 2008 (LOC: TD Bank NA)		0.04%		10/07/15	9,200,000	9,200,000
RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.07%		10/07/15	25,000,000	25,000,000
South Carolina Transportation Infrastructure Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.02%		10/07/15	25,045,000	25,045,000
						74,165,000
South Dakota 1.0%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2006C (LIQ: Federal Home Loan Bank)		0.03%		10/07/15	45,000,000	45,000,000
Homeownership Mortgage Bonds Series 2007I (LIQ: Federal Home Loan Bank)		0.03%		10/07/15	18,000,000	18,000,000
Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.02%		10/07/15	50,000,000	50,000,000
M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.05%		10/07/15	6,500,000	6,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AgriBank, FCB)		0.06%		10/07/15	5,500,000	5,500,000
						125,000,000
Tennessee 0.8%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: Branch Banking & Trust Co)		0.02%		10/07/15	21,015,000	21,015,000
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.04%		10/07/15	7,000,000	7,000,000
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.06%		10/07/15	1,100,000	1,100,000
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)	a	0.06%		10/07/15	4,545,000	4,545,000
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.12%		10/07/15	800,000	800,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.03%		10/07/15	2,000,000	2,000,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	12,795,000	12,795,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.04%		10/07/15	7,305,000	7,305,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US Bank, NA)		0.04%		10/07/15	5,000,000	5,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.02%		10/07/15	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.06%		10/07/15	545,000	545,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.06%		10/07/15	14,660,000	14,660,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.08%		10/07/15	10,580,000	10,580,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	7,495,000	7,495,000
						106,160,000
Texas 8.9%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	6,670,000	6,670,000
Austin
Water & Wastewater System Refunding RB Series 2008 (LOC: Citibank, NA)		0.01%		10/07/15	4,865,000	4,865,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: Bank of America, NA)		0.03%		10/07/15	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.04%		10/07/15	12,500,000	12,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.03%		10/07/15	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.03%		10/07/15	45,000,000	45,000,000
Port RB (Formosa Plastics Corp) Series 2011A (LOC: Sumitomo Mitsui Banking Corp)		0.03%		10/07/15	32,300,000	32,300,000
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.07%		10/07/15	7,930,000	7,930,000
Clear Creek ISD
ULT GO Refunding Bonds Series 2008A (GTY: TX Permanent School Fund /LIQ: Bank of America, NA)	a	0.07%		10/07/15	5,000,000	5,000,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: Northern Trust Co)		0.02%		10/07/15	12,305,000	12,305,000
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.02%		10/07/15	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.02%		10/07/15	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: CoBank, ACB)		0.06%		10/07/15	3,000,000	3,000,000
IDRB (Morning Star Dairy) Series 2015 (LOC: Farm Credit Bank of Texas)		0.07%		10/07/15	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.03%		10/07/15	11,440,000	11,440,000
Galveston Cnty
GO Refunding Bonds Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	19,205,000	19,205,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Royal Bank of Canada)	a	0.03%		10/07/15	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Co NA)	a	0.03%		10/07/15	35,600,000	35,600,000
Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2001A		0.01%		10/01/15	3,960,000	3,960,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: Rabobank Nederland)		0.06%		10/07/15	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.06%		10/07/15	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.06%		10/07/15	4,000,000	4,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.01%		10/07/15	17,500,000	17,500,000
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	11,000,000	11,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: Citibank, NA)		0.04%		10/07/15	12,005,000	12,005,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.04%		10/07/15	7,315,000	7,315,000
Houston
Water & Sewer System First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.12%		10/07/15	1,480,000	1,480,000
Water & Sewer System Jr Lien Refunding RB Series 1998A (GTY/LIQ: Wells Fargo & Co)	a	0.02%		10/07/15	18,780,000	18,780,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Houston Higher Education Finance Corp
Higher Education Refunding RB (Rice Univ) Series 2013A (ESCROW)		0.42%	10/01/15	05/16/16	42,505,000	42,591,957
Houston ISD
LT GO Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	4,995,000	4,995,000
Houston Port Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/15	12,610,000	12,610,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.02%		10/07/15	13,600,000	13,600,000
Leander ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: Citibank, NA)	a	0.03%		10/07/15	4,950,000	4,950,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: Rabobank Nederland)		0.05%		10/07/15	3,000,000	3,000,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children's Medical Center of Dallas) Series 2009 (LIQ: Toronto-Dominion Bank)	a	0.03%		10/07/15	8,500,000	8,500,000
North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.04%		10/07/15	10,000,000	10,000,000
North Texas Tollway Auth
System RB Series 2011A (LIQ: Citibank, NA)	a	0.03%		10/07/15	7,715,000	7,715,000
System RB Series 2011A (LIQ: Citibank, NA)	a	0.05%		10/07/15	9,940,000	9,940,000
System Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	6,000,000	6,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.03%		10/07/15	30,000,000	30,000,000
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.03%		10/07/15	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2011		0.03%		10/07/15	17,000,000	17,000,000
San Antonio
Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/15	162,000	162,000
San Antonio Public Facilities Corp
Lease & Refunding RB Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	10,705,000	10,705,000
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	10,000,000	10,000,000
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.04%		10/07/15	13,135,000	13,135,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources System) Series 2008C		0.01%		10/07/15	16,000,000	16,000,000
RB (Texas Health Resources) Series 2008B		0.01%		10/07/15	50,285,000	50,285,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: Sumitomo Mitsui Banking Corp)		0.01%		10/07/15	8,290,000	8,290,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.12%		10/07/15	1,125,000	1,125,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.07%		10/07/15	61,595,000	61,595,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas
GO Bonds (Veterans' Housing Assistance Program II) Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		10/07/15	35,700,000	35,700,000
GO Bonds Series 1994A1 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		10/07/15	5,000,000	5,000,000
GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		10/07/15	30,520,000	30,520,000
GO Bonds Series 2006A (LIQ: JPMorgan Chase Bank, NA)		0.02%		10/07/15	22,085,000	22,085,000
GO Bonds Series 2006D (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		10/07/15	23,265,000	23,265,000
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/15	17,545,000	17,545,000
Veterans Bonds Series 2012B (LIQ: Sumitomo Mitsui Banking Corp)		0.01%		10/07/15	11,120,000	11,120,000
Veterans Bonds Series 2014A (LIQ: Bank of America, NA)	c	0.01%		10/07/15	49,780,000	49,780,000
Veterans Bonds Series 2015B (LIQ: Mizuho Bank Ltd)		0.01%		10/07/15	13,000,000	13,000,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.04%		10/07/15	10,890,000	10,890,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: Freddie Mac)		0.02%		10/07/15	8,120,000	8,120,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.04%		10/07/15	5,460,000	5,460,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: Fannie Mae)		0.04%		10/07/15	10,545,000	10,545,000
M/F Housing RB (Villas at Henderson) Series 2006 (LOC: Citibank, NA)		0.04%		10/07/15	6,615,000	6,615,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.08%		10/07/15	12,805,000	12,805,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.04%		10/07/15	12,100,000	12,100,000
M/F Housing Refunding RB (Red Hills Villas) Series 2006 (LOC: Fannie Mae)		0.04%		10/07/15	4,615,000	4,615,000
S/F Mortgage RB Series 2007A (LIQ: Texas)		0.03%		10/07/15	43,500,000	43,500,000
S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.12%		10/07/15	1,835,000	1,835,000
Texas Transportation Commission
GO Bonds Series 2006B (LIQ: State Street Bank & Trust Co NA; California Public Employees' Retirement System)		0.01%		10/07/15	10,800,000	10,800,000
GO Mobility Fund & Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	6,665,000	6,665,000
GO Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	11,550,000	11,550,000
Texas Water Development Board
GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.08%		10/07/15	5,800,000	5,800,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	8,000,000	8,000,000
						1,126,618,957
Utah 0.4%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.04%		10/07/15	12,100,000	12,100,000
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.04%		10/07/15	14,225,000	14,225,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah Cnty
Hospital RB (IHC Health Services) Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	7,665,000	7,665,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.04%		10/07/15	9,000,000	9,000,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW/LIQ: Credit Suisse AG)	a	0.02%		10/07/15	13,500,000	13,500,000
						56,490,000
Virginia 0.8%
Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.02%		10/07/15	2,845,000	2,845,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.02%		10/07/15	3,700,000	3,700,000
Metropolitan Washington Airports Auth
Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.08%		10/01/15	11,020,000	11,020,000
Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.12%		10/07/15	8,995,000	8,995,000
Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/15	5,000,000	5,000,000
Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		10/07/15	28,435,000	28,435,000
Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/15	15,350,000	15,350,000
Airport System Refunding RB Series 2010C1 (LOC: Sumitomo Mitsui Banking Corp)		0.02%		10/02/15	27,575,000	27,575,000
						102,920,000
Washington 3.2%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	7,855,000	7,855,000
King Cnty
Sewer Refunding & RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.06%		10/07/15	7,785,000	7,785,000
Sewer Refunding & RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,950,000	6,950,000
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: Fannie Mae)		0.04%		10/07/15	11,445,000	11,445,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.04%		10/07/15	3,995,000	3,995,000
Port of Seattle
RB Series 2007B (ESCROW/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/15	5,565,000	5,565,000
Sub Lien Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)	c	0.02%		10/07/15	57,580,000	57,580,000
Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.02%		10/07/15	8,090,000	8,090,000
Washington
GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	7,935,000	7,935,000
GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	4,000,000	4,000,000
GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
GO Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	2,500,000	2,500,000
GO Bonds Series 2014D (LIQ: Citibank, NA)	a	0.03%		10/07/15	4,700,000	4,700,000
GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.03%		10/07/15	10,000,000	10,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG Union Bank, NA)		0.03%		10/07/15	4,540,000	4,540,000
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.02%		10/07/15	17,900,000	17,900,000
Solid Waste Disposal RB (Waste Management) Series 2000H (LOC: Bank of America, NA)		0.02%		10/07/15	13,650,000	13,650,000
Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.02%		10/07/15	20,885,000	20,885,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.04%		10/07/15	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.02%		10/07/15	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	10,265,000	10,265,000
RB (Providence Health & Services) Series 2014D (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: Bank of America, NA)	a	0.02%		10/07/15	8,675,000	8,675,000
Refunding RB (Seattle Children's Hospital) Series 2015B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.04%		10/07/15	10,750,000	10,750,000
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: Fannie Mae)		0.04%		10/07/15	2,400,000	2,400,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.04%		10/07/15	3,480,000	3,480,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.04%		10/07/15	13,680,000	13,680,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.04%		10/07/15	7,000,000	7,000,000
M/F Housing RB (Kitts Corner Apts) Series 2014 (LOC: Federal Home Loan Bank)		0.03%		10/07/15	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.07%		10/07/15	6,280,000	6,280,000
M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.04%		10/07/15	6,125,000	6,125,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.07%		10/07/15	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.04%		10/07/15	12,750,000	12,750,000
M/F Housing RB (Reserve at SeaTac Apts) Series 2015 (LOC: Federal Home Loan Bank)		0.02%		10/07/15	5,500,000	5,500,000
M/F Housing RB (Rolling Hills Apts) Series 2004A (LOC: Fannie Mae)		0.04%		10/07/15	6,125,000	6,125,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.07%		10/07/15	22,640,000	22,640,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.01%		10/07/15	4,770,000	4,770,000
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.04%		10/07/15	6,750,000	6,750,000
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.04%		10/07/15	6,700,000	6,700,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: Freddie Mac)		0.04%		10/07/15	5,300,000	5,300,000
M/F RB (Regency Park Apts) Series 1999A (LOC: Freddie Mac)		0.07%		10/07/15	7,805,000	7,805,000
						400,245,000
West Virginia 0.5%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.04%		10/07/15	19,915,000	19,915,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.02%		10/07/15	40,000,000	40,000,000
						59,915,000
Wisconsin 1.8%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.03%		10/07/15	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.04%		10/07/15	10,000,000	10,000,000
Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.07%		10/07/15	1,595,000	1,595,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: Citibank, NA)	a	0.03%		10/07/15	3,000,000	3,000,000
RB (Children's Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.06%		10/07/15	6,620,000	6,620,000
RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	15,785,000	15,785,000
RB (Indian Community School of Milwaukee) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.02%		10/07/15	26,100,000	26,100,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2015C (LIQ: Royal Bank of Canada)		0.02%		10/07/15	5,500,000	5,500,000
Homeownership RB Series 2003B (LIQ: Federal Home Loan Bank)		0.03%		10/07/15	17,220,000	17,220,000
Homeownership RB Series 2004A (LIQ: Federal Home Loan Bank)		0.03%		10/07/15	7,950,000	7,950,000
Homeownership RB Series 2004D (LIQ: Federal Home Loan Bank)		0.04%		10/07/15	4,780,000	4,780,000
Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.03%		10/07/15	23,360,000	23,360,000
Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.08%		10/07/15	600,000	600,000
Homeownership RB Series 2007E (LIQ: Federal Home Loan Bank)		0.04%		10/07/15	10,705,000	10,705,000
Homeownership RB Series 2008A (LIQ: BMO Harris Bank NA)		0.03%		10/07/15	34,335,000	34,335,000
Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	5,460,000	5,460,000
Housing RB Series 2008G (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	21,920,000	21,920,000
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.02%		10/07/15	14,140,000	14,140,000
M/F Housing Bonds Series 2007A (LIQ: Federal Home Loan Bank)		0.04%		10/07/15	7,130,000	7,130,000
M/F Housing Bonds Series 2007C (LIQ: Federal Home Loan Bank)		0.04%		10/07/15	6,025,000	6,025,000
M/F Housing Bonds Series 2008A (LIQ: Federal Home Loan Bank)		0.02%		10/07/15	4,970,000	4,970,000
						231,625,000
Wyoming 0.7%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.12%		10/07/15	11,400,000	11,400,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: Federal Home Loan Bank)		0.07%		10/07/15	6,000,000	6,000,000
Housing RB 2007 Series 2 (LIQ: State Street Bank & Trust Co NA)		0.04%		10/07/15	6,000,000	6,000,000
Housing RB 2007 Series 4 (LIQ: Federal Home Loan Bank)		0.07%		10/07/15	14,000,000	14,000,000
Housing RB 2007 Series 6 (LIQ: Federal Home Loan Bank)		0.07%		10/07/15	7,000,000	7,000,000
Housing RB 2007 Series 8 (LIQ: Federal Home Loan Bank)		0.07%		10/07/15	12,000,000	12,000,000
Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Co NA)		0.04%		10/07/15	8,000,000	8,000,000
Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Co NA)		0.04%		10/07/15	10,000,000	10,000,000
Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Co NA)		0.04%		10/07/15	10,000,000	10,000,000
Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Co NA)		0.04%		10/07/15	10,000,000	10,000,000
						94,400,000
Other Investments 2.5%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.17%		10/07/15	5,000,000	5,000,000
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.17%		10/07/15	5,000,000	5,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: TD Bank NA)	a	0.10%		10/07/15	10,000,000	10,000,000
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.10%		10/07/15	10,500,000	10,500,000
Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.12%		10/07/15	91,200,000	91,200,000
Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/15	44,900,000	44,900,000
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.12%		10/07/15	87,100,000	87,100,000
Western Asset Intermediate Muni Fund
Variable Rate Demand Preferred Stock Series 1 (GTY/LIQ: Citibank, NA)	a	0.11%		10/07/15	10,100,000	10,100,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.11%		10/07/15	39,000,000	39,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.11%		10/07/15	12,600,000	12,600,000
						315,400,000
Total Variable-Rate Securities
(Cost $8,746,397,677)						8,746,397,677

End of Investments.

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

At 09/30/15, the tax basis cost of the fund's investments was $12,818,510,023.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,857,376,639 or 22.5% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
41.7%	Fixed-Rate Securities	1,594,858,568	1,594,858,568
60.2%	Variable-Rate Securities	2,305,285,942	2,305,285,942
101.9%	Total Investments	3,900,144,510	3,900,144,510
(1.9%)	Other Assets and Liabilities, Net		(71,683,592)
100.0%	Net Assets		3,828,460,918

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 41.7% of net assets
Alabama 0.7%
Alabama
GO Refunding Bonds Series 2010C		5.00%		06/01/16	1,000,000	1,031,858
Alabama Public School & College Auth
Refunding Bonds Series 2009A		5.00%		05/01/16	100,000	102,715
Huntsville Health Care Auth
CP		0.07%		10/15/15	10,000,000	10,000,000
CP		0.07%		11/04/15	15,000,000	15,000,000
						26,134,573
Alaska 0.1%
Alaska Housing Finance Corp
General Mortgage RB II Series 2012A		1.05%		12/01/15	150,000	150,161
North Slope Borough
GO Bonds Series 2011B		5.00%		06/30/16	125,000	129,336
GO Bonds Series 2014B		2.00%		10/30/15	2,050,000	2,053,016
						2,332,513
Arizona 0.3%
Phoenix Civic Improvement Corp
Airport CP Series 2014A2&B2 (LOC: Barclays Bank Plc)		0.09%		10/16/15	10,000,000	10,000,000
California 6.2%
California
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.04%		12/01/15	7,220,000	7,220,000
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.04%		10/05/15	5,000,000	5,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.14%		11/03/15	3,500,000	3,500,000
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Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.22%		02/04/16	4,700,000	4,700,000
RB (Kaiser Permanente) Series 2004I		0.13%		11/02/15	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004I		0.10%		12/03/15	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2004I		0.24%		03/03/16	5,300,000	5,300,000
RB (Kaiser Permanente) Series 2004K		0.14%		10/05/15	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004K		0.14%		12/01/15	8,200,000	8,200,000
RB (Kaiser Permanente) Series 2004K		0.25%		03/04/16	6,200,000	6,200,000
RB (Kaiser Permanente) Series 2006D		0.14%		11/03/15	20,500,000	20,500,000
RB (Kaiser Permanente) Series 2008B		0.14%		10/02/15	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2008C		0.24%		03/14/16	1,500,000	1,500,000
RB (Kaiser Permanente) Series 2009A		5.00%		04/01/16	1,090,000	1,115,619
RB (Kaiser Permanente) Series 2009B2		0.14%		11/12/15	45,000,000	45,000,000
RB (Kaiser Permanente) Series 2009B3		0.24%		03/02/16	12,500,000	12,500,000
RB (Kaiser Permanente) Series 2009B5		0.23%		01/05/16	14,000,000	14,000,000
Kern Cnty
TRAN 2015-2016		7.00%		06/30/16	4,000,000	4,199,133
Los Angeles
TRAN		2.00%		06/30/16	40,000,000	40,500,729
Los Angeles Cnty
TRAN		5.00%		06/30/16	17,000,000	17,595,604
Riverside Cnty
TRAN		2.00%		06/30/16	10,500,000	10,633,508
Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.10%		10/08/15	8,000,000	8,000,000
						239,664,593
Colorado 0.7%
Colorado
Education Loan Program TRAN Series 2015A		2.00%		06/29/16	5,000,000	5,062,900
General Fund TRAN Series 2015A		1.75%		06/28/16	15,000,000	15,162,839
Colorado Springs
Utilities System Refunding RB Series 2011A		5.00%		11/15/15	7,000,000	7,041,621
						27,267,360
Connecticut 0.5%
Connecticut
GO Bonds Series 2006F		5.00%		12/01/15	175,000	176,368
GO Bonds Series 2007D		3.50%		12/01/15	100,000	100,532
GO Bonds Series 2008C		4.10%		11/01/15	100,000	100,312
GO Refunding Bonds Series 2010C		5.00%		12/01/15	600,000	604,867
GO Refunding Bonds Series 2014C		3.00%		12/15/15	1,650,000	1,659,559
Connecticut Health & Educational Facilities Auth
RB (Yale Univ) Series 2013A		1.35%		07/21/16	15,955,000	16,115,995
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2012A		1.25%		05/15/16	775,000	778,973
Housing Mortgage Finance Program Bonds Series 2012D1		1.20%		11/15/15	560,000	560,612
						20,097,218
Delaware 0.2%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.04%		10/21/15	9,000,000	9,000,000
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Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia 0.0%
District of Columbia
GO Bonds Series 2013A		5.00%		06/01/16	315,000	324,763
GO Refunding Bonds Series 2008F		5.00%		06/01/16	290,000	298,978
Income Tax Secured RB Series 2009D		5.00%		12/01/15	100,000	100,763
Income Tax Secured RB Series 2012C		4.00%		12/01/15	750,000	754,702
Income Tax Secured Refunding RB Series 2009B		4.00%		12/01/15	100,000	100,605
						1,579,811
Florida 1.8%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: Bank of America, NA)		0.06%		10/15/15	7,000,000	7,000,000
Broward Cnty SD
TAN Series 2015	b	0.75%		01/29/16	17,500,000	17,535,175
Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2009B		5.00%		07/01/16	250,000	258,664
Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.05%		10/06/15	4,400,000	4,400,000
Florida State Board of Education
Capital Outlay Bonds Series 2006F		2.50%		06/01/16	100,000	101,464
Public Education Capital Outlay Bonds Series 2006A		5.00%		06/01/16	1,000,000	1,031,150
Public Education Capital Outlay Refunding Bonds Series 2011C		5.00%		06/01/16	175,000	180,420
Public Education Capital Outlay Refunding Bonds Series 2012D		5.00%		06/01/16	7,645,000	7,884,659
JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.06%		12/02/15	8,000,000	8,000,000
Electric System RB Series Three 2010A		4.00%		10/01/15	800,000	800,000
Electric System Sub RB Series 2010A		5.00%		10/01/15	520,000	520,000
Electric System Sub RB Series 2013B		5.00%		10/01/15	400,000	400,000
Miami-Dade Cnty
Water & Sewer System RB Series 2008A		5.00%		10/01/15	350,000	350,000
Water & Sewer System RB Series 2008B		5.00%		10/01/15	5,280,000	5,280,000
Water & Sewer System Refunding RB Series 2008C		5.00%		10/01/15	950,000	950,000
Orlando Utilities Commission
Utility System Refunding RB Series 2009C		4.00%		10/01/15	250,000	250,000
Utility System Refunding RB Series 2009C		5.00%		10/01/16	100,000	104,587
Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/16	9,000,000	9,000,000
Tampa Bay Water
Utility System Refunding RB Series 2004		5.25%		10/01/15	2,000,000	2,000,000
Utility System Refunding RB Series 2011		5.00%		10/01/15	1,685,000	1,685,000
						67,731,119
Georgia 0.1%
Atlanta Airport
Second Lien Airport Passenger Facility Charge & Third Lien Airport General Revenue CP Series D1, D2, D3, D4 (LOC: Bank of America, NA)		0.14%		02/03/16	223,000	223,000
Georgia
GO Bonds 2013A		5.00%		01/01/16	100,000	101,181
GO Bonds 2013D		5.00%		02/01/16	390,000	396,159
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Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Municipal Electric Auth of Georgia
Project One BAN Series A (LOC: Wells Fargo Bank, NA)		0.10%		10/14/15	3,000,000	3,000,000
						3,720,340
Hawaii 0.1%
Hawaii
GO Bonds Series 2008DK		5.00%		05/01/16	245,000	251,568
GO Refunding Bonds Series 2010DY		4.00%		02/01/16	100,000	101,234
GO Refunding Bonds Series 2009DT		5.00%		11/01/15	315,000	316,247
GO Refunding Bonds Series 2010DY		3.00%		02/01/16	100,000	100,885
GO Refunding Bonds Series 2013EK		3.00%		08/01/16	130,000	132,819
GO Refunding Bonds Series 2013EK		5.00%		08/01/16	1,175,000	1,221,589
						2,124,342
Idaho 0.5%
Idaho
TAN Series 2015		2.00%		06/30/16	17,000,000	17,216,156
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID		0.07%		12/01/15	3,500,000	3,500,000
						20,716,156
Illinois 1.0%
Illinois Educational Facilities Auth
Pooled Program CP (LOC: Northern Trust Co)		0.06%		11/03/15	8,000,000	8,000,000
Pooled Program CP (LOC: Northern Trust Co)		0.08%		01/06/16	9,000,000	9,000,000
Pooled Program CP (LOC: Northern Trust Co)		0.09%		01/07/16	7,000,000	7,000,000
Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003A		0.35%		07/21/16	4,670,000	4,670,000
RB (Univ of Chicago) Series 2008B		5.00%		07/01/16	2,395,000	2,476,334
Refunding RB (Univ of Chicago Medical Center) Series 2009A		5.00%		08/15/16	2,055,000	2,136,905
Illinois Health Facilities Auth
RB (Advocate Health Care) Series 2003C		0.27%		05/05/16	4,000,000	4,000,000
Illinois Toll Highway Auth
Sr Priority RB Series 2006A1 (ESCROW)		5.00%		07/01/16	1,500,000	1,551,652
						38,834,891
Louisiana 0.1%
Louisiana Citizens Property Insurance Corp
Assessment RB Series 2006B (ESCROW)		5.00%		06/01/16	2,435,000	2,511,489
Maryland 0.2%
Anne Arundel Cnty
GO Consolidated Bonds Series 2011		4.00%		04/01/16	3,775,000	3,844,496
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopkins Univ) Series A&B		0.04%		12/03/15	3,000,000	3,000,000
Washington Suburban Sanitary District
Consolidated Refunding Bonds 2009		5.00%		06/01/16	350,000	360,834
						7,205,330
Massachusetts 0.9%
Berlin-Boylston Regional SD
ULT GO BAN		1.00%		12/11/15	2,000,000	2,002,910
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Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Boston Water & Sewer Commission
CP BAN Series A (LOC: State Street Bank & Trust Co NA)		0.07%		01/07/16	4,650,000	4,650,000
Framingham
GO BAN		1.00%		12/11/15	4,000,000	4,006,445
Harvard
GO BAN		2.00%		06/24/16	1,500,000	1,518,544
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		10/01/15	1,000,000	1,000,000
Massachusetts Health & Educational Facilities Auth
Revenue Notes (Harvard Univ) Series EE		0.03%		10/01/15	5,000,000	5,000,000
Massachusetts School Building Auth
Sub Dedicated Sales Tax CP BAN Series C (LOC: Barclays Bank Plc)		0.12%		10/06/15	6,000,000	6,000,000
Sub Dedicated Sales Tax CP BAN Series C (LOC: Barclays Bank Plc)		0.09%		01/07/16	9,000,000	9,000,000
						33,177,899
Michigan 0.7%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.08%		12/01/15	22,000,000	22,000,000
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		0.30%		02/03/16	4,000,000	4,004,003
RB (Ascension Health) Series 2010		5.00%		11/15/15	365,000	367,129
Univ of Michigan
CP Series J-2		0.07%		12/03/15	1,000,000	1,000,000
						27,371,132
Minnesota 1.2%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.05%		10/16/15	9,900,000	9,900,000
Health Care Facilities RB (Mayo Clinic) Series 2014		0.04%		11/04/15	6,000,000	6,000,000
Health Care Facilities RB (Mayo Foundation) Series 2000A		0.05%		10/15/15	25,000,000	25,000,000
Health Care Facilities RB (Mayo Foundation) Series 2000A		0.05%		10/16/15	5,400,000	5,400,000
						46,300,000
Missouri 0.3%
St Louis
General Revenue Fund TRAN Series 2015		2.00%		06/01/16	10,000,000	10,109,430
Montana 0.0%
Montana Facility Finance Auth
RB (Providence Health & Services) Series 2006B		5.00%		10/01/16	1,530,000	1,601,781
Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.06%		10/07/15	14,600,000	14,600,000
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		11/02/15	4,075,000	4,075,000
						18,675,000
New Jersey 2.7%
Bergen Cnty
BAN		1.25%		12/23/15	5,360,000	5,373,139
Bloomfield Township
BAN		1.25%		01/15/16	4,000,000	4,010,064
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Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2014		1.25%		11/18/15	8,000,000	8,011,120
Lease Revenue Notes Series 2015		1.25%		02/01/16	4,000,000	4,013,602
Carteret Borough
BAN Series 2015		1.50%		02/05/16	3,500,000	3,513,944
East Brunswick
BAN		1.00%		03/18/16	4,287,000	4,301,490
Edison Township
BAN		1.00%		02/12/16	1,930,000	1,934,228
Englewood
BAN Series 2015A		1.25%		04/08/16	3,900,000	3,920,383
Essex Cnty
BAN Series 2015		2.00%		09/16/16	20,000,000	20,336,575
Harrison Township
BAN 2014 Series A		1.00%		11/13/15	3,000,000	3,002,251
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2015X1A		2.00%		07/06/16	7,000,000	7,079,614
Livingston Township
BAN		1.00%		02/01/16	2,800,000	2,807,200
Margate City
BAN Series 2015		2.00%		07/19/16	1,000,000	1,011,504
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B (ESCROW)		5.25%		12/15/15	1,600,000	1,616,844
Rutgers State Univ
CP Series A&B (LIQ: Wells Fargo Bank, NA)		0.07%		01/06/16	6,600,000	6,600,000
Sea Isle City
BAN Series 2015A		2.00%		07/21/16	2,000,000	2,024,131
Stafford Township
BAN		1.50%		05/13/16	3,000,000	3,019,267
Summit
BAN		1.00%		10/23/15	2,815,518	2,816,942
Union Cnty
BAN		2.00%		06/24/16	1,000,000	1,012,136
West Milford
BAN		1.50%		09/23/16	1,000,000	1,009,830
Woodbridge
BAN		1.50%		08/19/16	16,000,000	16,164,198
						103,578,462
New York 7.5%
Bay Shore UFSD
TAN 2015-2016		2.00%		06/24/16	1,500,000	1,517,589
Burnt Hills - Ballston Lake CSD
GO BAN 2015		1.50%		06/24/16	3,000,000	3,024,184
Cheektowaga-Maryvale UFSD
BAN 2015		1.75%		06/23/16	1,500,000	1,513,446
Connetquot CSD of Islip
BANS 2015		1.50%		09/02/16	4,550,000	4,599,665
East Hampton
BAN Series 2015		2.00%		08/26/16	7,000,000	7,087,147
Grand Island
BANS 2014		1.00%		10/14/15	6,320,000	6,321,729
Hampton Bays UFSD
School Construction BAN 2015		1.75%		06/24/16	5,000,000	5,049,377
Harborfields CSD
TAN 2015-2016		1.25%		06/24/16	6,500,000	6,544,609
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Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Islip UFSD
TAN 2015-2016	b	1.50%		06/24/16	3,000,000	3,025,650
Jericho UFSD
TAN 2015-2016		2.00%		06/19/16	3,335,000	3,376,130
Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	6,000,000	6,000,166
Metropolitan Transportation Auth
Dedicated Tax Fund BAN Series 2015A5		0.75%		06/01/16	6,000,000	6,021,645
Dedicated Tax Fund BAN Series 2015A7		0.75%		06/01/16	5,000,000	5,017,237
Transportation RB Series 2015A1		1.00%		11/15/15	2,070,000	2,072,179
Transportation Refunding RB Series 2012D		4.00%		11/15/15	1,100,000	1,105,178
Transportation Revenue BAN Series 2015A		0.50%		03/01/16	16,000,000	16,012,869
Middle Cnty CSD
BAN		1.50%		08/26/16	2,000,000	2,021,068
New York City
GO Bonds Fiscal 2011 Series B		5.00%		08/01/16	4,000,000	4,157,160
GO Bonds Fiscal 2014 Series G		5.00%		08/01/16	700,000	727,310
GO Bonds Fiscal 2014 Series K		3.00%		08/01/16	475,000	485,671
New York City Municipal Water Finance Auth
CP Series 1		0.05%		10/02/15	12,000,000	12,000,000
CP Series 1		0.03%		10/29/15	12,000,000	12,000,000
Extendible CP Series 7		0.03%	10/29/15	05/28/16	14,000,000	14,000,000
Extendible CP Series 7		0.04%	10/29/15	06/04/16	3,500,000	3,500,000
Extendible CP Series 7		0.03%	10/13/15	06/11/16	14,000,000	14,000,000
Extendible CP Series 8		0.04%	11/05/15	05/29/16	15,335,000	15,335,000
Extendible CP Series 8		0.04%	11/05/15	05/30/16	16,000,000	16,000,000
Extendible CP Series 8		0.04%	11/04/15	06/04/16	4,500,000	4,500,000
Water & Sewer System RB Fiscal 2007 Series BB (ESCROW)		5.00%		06/15/16	4,775,000	4,936,208
New York State
GO Bonds Series 2009A		4.00%		02/15/16	100,000	101,398
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2010		5.00%		07/01/16	1,550,000	1,604,678
State Personal Income Tax RB Series 2010A		4.00%		02/15/16	500,000	507,160
State Personal Income Tax RB Series 2010F		5.00%		02/15/16	695,000	707,546
State Personal Income Tax RB Series 2014C		4.00%		06/15/16	5,620,000	5,771,109
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds Sub RB Series 2007A		5.00%		06/15/16	100,000	103,277
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2015A		2.00%		06/15/16	3,875,000	3,921,550
State Personal Income Tax RB Series 2008A		5.00%		12/15/15	110,000	111,036
New York State Power Auth
CP Series 1&2		0.04%		10/02/15	25,000,000	25,000,000
CP Series 1&2		0.10%		10/05/15	2,000,000	2,000,000
CP Series 1&2		0.04%		11/05/15	7,545,000	7,545,000
New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2005B (ESCROW)		5.00%		10/01/15	9,440,000	9,440,000
Second General Highway & Bridge Trust Fund Bonds Series 2006A (ESCROW)		5.00%		04/01/16	3,000,000	3,071,507
Second General Highway & Bridge Trust Fund Bonds Series 2007A		4.00%		04/01/16	500,000	509,560
State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/16	2,550,000	2,606,597
    7

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Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2005A1 (ESCROW)		5.00%		12/15/15	6,400,000	6,464,963
State Personal Income Tax RB Series 2008A1		4.00%		12/15/15	100,000	100,737
State Personal Income Tax RB Series 2009C		5.00%		12/15/15	100,000	100,966
State Personal Income Tax RB Series 2010A		5.00%		03/15/16	500,000	510,993
State Personal Income Tax RB Series 2013C		5.00%		03/15/16	2,710,000	2,770,148
State Personal Income Tax RB Series 2013D		5.00%		03/15/16	1,075,000	1,098,859
Patchogue-Medford UFSD
TAN 2015-2016	b	1.75%		06/24/16	5,000,000	5,050,050
Pine Bush CSD
BAN 2015		2.00%		05/26/16	1,035,000	1,045,452
Port Auth of New York & New Jersey
Consolidated Bonds 148th Series		5.00%		08/15/16	200,000	208,098
CP Series B		0.05%		12/03/15	5,255,000	5,255,000
CP Series B		0.05%		12/22/15	315,000	315,000
Three Village CSD
BAN 2015		2.00%		08/26/16	9,150,000	9,289,807
TAN 2015-2016		1.75%		06/27/16	500,000	505,387
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2002B		5.25%		11/15/15	2,375,000	2,390,135
Ulster Cnty
GO BAN Series 2014B		1.00%		11/25/15	3,000,000	3,003,427
Victor CSD
BAN Series 2015A		1.75%		07/07/16	3,270,000	3,305,632
						286,366,289
North Carolina 0.1%
Charlotte
GO Refunding Bonds Series 2015		5.00%		12/01/15	570,000	574,589
Mecklenburg Cnty
GO Bonds Series 2008B		5.00%		02/01/16	350,000	355,433
North Carolina
GO Refunding Bonds Series 2005A		5.00%		09/01/16	325,000	338,831
GO Refunding Bonds Series 2005B		5.00%		04/01/16	525,000	537,445
GO Refunding Bonds Series 2009A		5.00%		03/01/16	100,000	101,878
GO Refunding Bonds Series 2013C		3.50%		05/01/16	520,000	529,755
						2,437,931
Ohio 0.4%
Franklin Cnty
Hospital Facilities Refunding RB (OhioHealth) Series 2011D		4.00%		08/01/16	700,000	721,372
RB (Trinity Health) Series 2013-OH		0.07%		12/01/15	5,500,000	5,500,000
Ohio
GO Bonds Series 2007A		5.00%		06/15/16	100,000	103,278
GO Refunding Bonds Series 2010A		5.00%		08/01/16	220,000	228,400
Highway GO Bonds Series R		4.00%		05/01/16	400,000	408,312
Hospital Refunding RB (Cleveland Clinic) Series 2011A		5.00%		01/01/16	450,000	455,290
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.45%		02/01/16	7,585,000	7,585,000
						15,001,652
8

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon 0.2%
Oregon
TAN Series 2015A	b	2.00%		09/15/16	9,000,000	9,150,930
Salem-Keizer SD No. 24J
GO Bonds Series 2009A (GTY: Oregon)		4.00%		06/15/16	100,000	102,522
						9,253,452
Pennsylvania 0.4%
Pennsylvania
GO Bonds Third Series 2010A		5.00%		07/15/16	500,000	518,339
GO Third Refunding Bonds Series 2004		5.38%		07/01/16	200,000	207,604
Refunding GO Bonds Second Series 2009		5.00%		07/01/16	150,000	155,200
Philadelphia
TRAN 2015-2016 Series A		2.00%		06/30/16	5,120,000	5,185,483
Philadelphia Gas Works
Gas Works Revenue CP Series G1 & Revenue Capital Notes CP Sub Series 1 (LOC: JPMorgan Chase Bank, NA)		0.08%		01/06/16	5,735,000	5,735,000
Univ of Pittsburgh
PITT Asset Notes Series 2015		2.00%		08/02/16	2,500,000	2,535,336
						14,336,962
South Carolina 1.1%
Newberry Investing in Children's Education
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.00%		12/01/15	4,200,000	4,233,863
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.25%		12/01/15	125,000	126,030
South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		01/12/16	8,371,000	8,371,000
CP Series E (LIQ: TD Bank NA)		0.03%		11/05/15	18,500,000	18,500,000
Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	105,000	106,238
Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	170,000	172,016
Refunding Revenue Obligations Series 2011B		5.00%		12/01/15	250,000	251,962
Sumter Cnty
BAN		2.00%		09/30/16	10,000,000	10,159,900
						41,921,009
Tennessee 1.1%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.06%		10/07/15	16,000,000	16,000,000
Metropolitan Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.04%		12/03/15	10,000,000	10,000,000
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.11%		10/06/15	4,000,000	4,000,000
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		11/02/15	8,400,000	8,400,000
Shelby Cnty
Extendible CP Series 2015A		0.07%	10/15/15	05/06/16	4,000,000	4,000,000
GO Refunding Bonds Series 2009A		5.00%		04/01/16	1,095,000	1,120,609
						43,520,609
Texas 9.7%
Aldine ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,718
    9

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Arlington Higher Education Finance Corp
Education Refunding RB (Harmony Public Schools) Series 2015 (GTY: TX Permanent School Fund)		2.00%		02/15/16	500,000	502,856
Arlington ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		3.00%		02/15/16	225,000	227,262
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	101,378
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/16	150,000	152,621
Austin
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		10/15/15	6,000,000	6,000,000
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		11/02/15	14,575,000	14,575,000
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		11/09/15	2,400,000	2,400,000
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		12/01/15	5,000,000	5,000,000
Water & Wastewater System Refunding RB Series 2012		5.00%		11/15/15	1,000,000	1,005,899
Water & Wastewater System Refunding RB Series 2012		5.00%		05/15/16	825,000	849,280
Austin ISD
CP Series A (LIQ: Mizuho Bank Ltd)		0.05%		10/02/15	5,000,000	5,000,000
CP Series A (LIQ: Mizuho Bank Ltd)		0.08%		12/03/15	3,000,000	3,000,000
Belton ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/15/16	205,000	207,066
Boerne ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/01/16	100,000	100,890
Brazosport ISD
ULT GO & Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		2.00%		02/15/16	275,000	276,762
Brownsville ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	405,000	411,984
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,724
Dallas
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.05%		10/01/15	4,650,000	4,650,000
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.07%		12/08/15	3,155,000	3,155,000
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.09%		01/07/16	7,675,000	7,675,000
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/15	870,000	870,000
Waterworks & Sewer System Refunding RB Series 2011		5.00%		10/01/15	1,000,000	1,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2009A		5.00%		12/01/15	200,000	201,518
Sr Lien Sales Tax Refunding RB Series 2007		5.00%		12/01/15	450,000	453,618
Sr Sub Lien Sales Tax Revenue CP Series 2001		0.07%		11/12/15	8,000,000	8,000,000
Dallas ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	825,000	836,261
Denton ISD
ULT GO & Refunding Bonds Series 2001 (GTY: TX Permanent School Fund)		5.00%		08/15/16	100,000	104,005
ULT GO Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		08/15/16	1,200,000	1,217,730
10

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
El Paso ISD
ULT GO Bonds Series 2004B (LIQ: JPMorgan Chase Bank, NA)		0.10%		11/19/15	2,330,000	2,330,000
ULT GO Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		02/15/16	150,000	152,621
Forney ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/16	2,670,000	2,710,229
Fort Bend ISD
ULT GO & Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		5.00%		08/15/16	175,000	182,005
Frisco ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.25%		08/15/16	125,000	130,275
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		5.00%		08/15/16	1,145,000	1,192,069
Galena Park ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/16	290,000	294,038
Garland
Electric Utility System CP Series 2014 (LOC: Wells Fargo Bank, NA)		0.05%		12/08/15	6,000,000	6,000,000
Garland ISD
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.33%		02/15/16	405,000	404,487
Goose Creek Consolidated ISD
ULT Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.25%		02/15/16	230,000	234,194
Grapevine-Colleyville ISD
ULT GO & Refunding Bonds Series 1994 (GTY: TX Permanent School Fund)		0.40%		08/15/16	200,000	199,302
Guthrie Common SD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		2.00%		02/15/16	150,000	150,953
Harris Cnty
GO CP Series D		0.02%		10/13/15	2,280,000	2,280,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.12%		10/05/15	39,750,000	39,750,000
Refunding RB (Methodist Hospital) Series 2009C1		0.13%		11/04/15	2,900,000	2,899,964
Refunding RB (Methodist Hospital) Series 2009C1		0.25%		03/01/16	12,900,000	12,900,000
Refunding RB (Methodist Hospital) Series 2009C1		0.22%		04/05/16	6,000,000	6,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.14%		12/03/15	27,000,000	27,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.18%		02/03/16	20,000,000	20,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.22%		04/05/16	5,180,000	5,180,000
Hays Consolidated ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	235,000	237,359
Houston
Combined Utility System CP Series B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		10/08/15	10,000,000	10,000,000
Combined Utility System CP Series B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		11/05/15	5,000,000	5,000,000
Combined Utility System CP Series B4 (LOC: State Street Bank & Trust Co NA)		0.09%		01/14/16	3,550,000	3,550,000
GO CP Series E1 (LOC: Citibank, NA)		0.07%		10/05/15	2,000,000	2,000,000
GO Refunding Bonds Series 2009A		4.00%		03/01/16	150,000	152,330
GO Refunding Bonds Series 2010A		4.00%		03/01/16	650,000	660,069
TRAN Series 2015		1.00%		06/30/16	8,000,000	8,042,191
TRAN Series 2015		2.00%		06/30/16	5,000,000	5,063,750
TRAN Series 2015		2.25%		06/30/16	5,000,000	5,073,050
    11

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Humble ISD
ULT GO Bonds Series 2003 (GTY: TX Permanent School Fund)		3.15%		06/15/16	100,000	101,943
ULT GO Refunding Bonds Series 2011B (GTY: TX Permanent School Fund)		3.00%		02/15/16	375,000	378,753
Katy ISD
LT GO Refunding Bonds Series 2008B (GTY: TX Permanent School Fund)		4.00%		02/15/16	150,000	152,073
ULT GO Refunding Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	101,375
Kerrville ISD
ULT GO Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.00%		08/15/16	400,000	416,120
Klein ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/01/16	125,000	126,554
Lago Vista ISD
ULT GO & Refunding Bonds Series 1997 (GTY: TX Permanent School Fund)		0.40%		08/15/16	200,000	199,302
Leander ISD
ULT GO Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		08/15/16	500,000	515,795
Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.15%		02/16/16	4,340,000	4,340,000
New Caney ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	310,000	313,113
Northwest ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,722
Pearland ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	2,360,000	2,376,399
Plano ISD
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	165,000	167,863
Prosper ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		0.25%		02/15/16	200,000	199,775
Richardson ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	200,000	202,759
Rio Hondo ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	100,000	100,633
Rockwall ISD
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		0.33%		02/15/16	400,000	399,492
Roma ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/16	175,000	177,452
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.05%		10/01/15	13,500,000	13,500,000
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		01/07/16	7,000,000	7,000,000
Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		01/06/16	16,500,000	16,500,000
Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		01/07/16	14,000,000	14,000,000
12

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Electric & Gas Systems Refunding RB New Series 2007		4.00%		02/01/16	100,000	101,228
Electric & Gas Systems Refunding RB New Series 2011		5.00%		02/01/16	380,000	385,947
GO Bonds Series 2012		5.00%		02/01/16	125,000	126,948
Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		10/05/15	5,000,000	5,000,000
Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		10/05/15	5,325,000	5,325,000
San Benito Consolidated ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/15/16	375,000	380,140
Schertz-Cibolo Universal City ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		3.00%		02/01/16	110,000	110,998
Sherman ISD
ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		4.00%		02/15/16	1,000,000	1,014,373
Socorro ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		08/15/16	300,000	312,033
Splendora ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		3.00%		02/15/16	145,000	146,465
Texas
Fund II Bonds Series 2009A		4.25%		06/01/16	100,000	102,524
Texas Public Finance Auth
GO CP Series 2008		0.03%		10/13/15	16,300,000	16,300,000
GO Refunding Bonds Series 2006B		4.00%		10/01/15	250,000	250,000
Refunding RB Series 2015B		1.00%		10/01/15	145,000	145,000
Refunding RB Series 2015B		1.00%		04/01/16	815,000	817,836
Unemployment Compensation Assessment RB Series 2003C4		0.03%		10/20/15	19,919,000	19,919,000
Texas Tech Univ
Revenue Financing System CP Series 2012A		0.06%		10/06/15	5,462,000	5,462,000
Revenue Financing System CP Series 2012A		0.17%		01/20/16	11,521,000	11,521,000
Texas Transportation Commission
GO Mobility Fund Bonds Series 2006		5.00%		04/01/16	600,000	614,193
State Highway Fund First Tier RB Series 2006 (ESCROW)		5.00%		04/01/16	2,500,000	2,560,297
State Highway Fund First Tier RB Series 2006A		4.50%		04/01/16	350,000	357,254
Three Rivers ISD
ULT GO Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	101,744
United ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		4.00%		08/15/16	175,000	180,478
Univ of Texas
Financing System RB Series 2008A		5.00%		08/15/16	125,000	130,000
Weatherford ISD
ULT GO & Refunding Bonds Series 2001 (GTY: TX Permanent School Fund)		0.31%		02/15/16	100,000	99,881
Wylie ISD
ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		0.40%		08/15/16	300,000	298,954
						371,080,874
Utah 0.4%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.08%		11/20/15	7,500,000	7,500,000
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.10%		12/09/15	8,000,000	8,000,000
						15,500,000
    13

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 0.8%
Metropolitan Washington Airports Auth
Airport System RB Series 2009C		5.00%		10/01/15	540,000	540,000
Airport System Refunding RB Series 2015C		1.00%		10/01/15	345,000	345,000
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMorgan Chase Bank, NA)		0.05%		10/08/15	15,000,000	15,000,000
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMorgan Chase Bank, NA)		0.11%		12/01/15	10,000,000	10,000,000
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2012C5		1.20%		07/01/16	300,000	301,004
Virginia Transportation Board
Transportation RB Series 2011		5.00%		05/15/16	4,000,000	4,116,001
						30,302,005
Washington 0.4%
Auburn SD No. 408
ULT GO Refunding Bonds 2004 (GTY: Washington)		5.00%		12/01/15	150,000	151,191
Bellevue SD No. 405
ULT GO Bonds 2013 (GTY: Washington)		3.00%		12/01/15	100,000	100,450
Camas SD No. 117
ULT GO Bonds 2007 (GTY: Washington)		5.00%		12/01/15	200,000	201,573
Cheney SD No. 360
ULT GO Bonds Series 2010 (GTY: Washington)		4.00%		12/01/15	100,000	100,621
Columbia SD No. 400
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	225,000	225,649
Coupeville SD No. 204
ULT GO Refunding Bonds 2011 (GTY: Washington)		4.00%		12/01/15	425,000	427,715
Eatonville SD No. 404
ULT GO Refunding Bonds 2015 (GTY: Washington)		2.00%		12/01/15	145,000	145,399
Everett SD No. 2
ULT GO Bonds 2006 (GTY: Washington)		4.13%		12/01/15	200,000	201,295
ULT GO Bonds Series 2009A (GTY: Washington)		3.00%		12/01/15	150,000	150,680
Federal Way SD No. 210
ULT GO & Refunding Bonds 2015 (GTY: Washington)		5.00%		12/01/15	200,000	201,524
Kennewick SD No. 17
ULT GO Bonds 2009 (GTY: Washington)		4.00%		12/01/15	350,000	352,090
Kent SD No. 415
ULT GO Bonds Series 2006 (GTY: Washington)		4.00%		12/01/15	1,000,000	1,006,552
King Cnty
LT GO Bonds Series 2007D		5.00%		01/01/16	330,000	333,956
LT GO Bonds Series 2009		5.00%		01/01/16	205,000	207,408
LT GO Bonds Series 2012E		3.00%		12/01/15	110,000	110,509
ULT GO Refunding Bonds 2013		5.00%		06/01/16	100,000	103,081
Northshore SD No. 417
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		5.00%		12/01/15	100,000	100,785
Oak Harbor SD No. 201
ULT GO Bonds Series 2008 (GTY: Washington)		4.00%		12/01/15	125,000	125,768
Olympia SD No. 111
ULT GO Refunding Bonds 2012 (GTY: Washington)		4.00%		12/01/15	2,420,000	2,435,565
Peninsula SD No. 401
ULT GO Refunding Bonds 2011 (GTY: Washington)		4.00%		12/01/15	1,610,000	1,620,506
Puyallup SD No. 3
ULT GO Bonds Series 2005 (GTY: Washington)		5.00%		12/01/15	100,000	100,784
14

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Renton SD No. 403
ULT GO & Refunding Bonds Series 2012 (GTY: Washington)		5.00%		12/01/15	100,000	100,769
ULT GO Refunding Bonds Series 2014 (GTY: Washington)		5.00%		06/01/16	200,000	206,194
Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	200,000	200,897
Snoqualmie Valley SD No. 410
ULT GO Refunding Bonds 2010 (GTY: Washington)		5.00%		12/01/15	100,000	100,777
Univ of Washington
General Revenue CP Series A		0.12%		11/04/15	2,000,000	2,000,000
Univ Place SD No. 83
ULT GO Bonds Series 2008B (GTY: Washington)		4.00%		12/01/15	250,000	251,568
Washington
COP Series 2010D		4.00%		01/01/16	175,000	176,600
COP Series 2011A		3.00%		01/01/16	130,000	130,858
GO Bonds Series 2007F		4.50%		07/01/16	150,000	154,614
GO Bonds Series 2008A		5.00%		07/01/16	150,000	155,210
GO Bonds Series 2009A		5.00%		07/01/16	700,000	724,241
GO Bonds Series 2009E		5.00%		02/01/16	125,000	126,949
GO Bonds Series 2010B		5.00%		08/01/16	1,000,000	1,038,974
GO Refunding Bonds Series 2007RA		5.00%		01/01/16	110,000	111,297
GO Refunding Bonds Series R 2012C		5.00%		07/01/16	640,000	662,239
Motor Vehicle Fuel Tax GO Bonds Series 2004F		0.28%		12/01/15	200,000	199,906
Motor Vehicle Fuel Tax GO Bonds Series 2006F		0.31%		12/01/15	160,000	159,917
Motor Vehicle Fuel Tax GO Bonds Series 2008D		5.00%		01/01/16	210,000	212,480
Motor Vehicle Fuel Tax GO Bonds Series 2012E		5.00%		02/01/16	105,000	106,659
Washington Health Care Facilities Auth
RB (Seattle Children's Hospital) Series 2009		4.00%		10/01/16	100,000	103,406
						15,326,656
Wisconsin 0.8%
Wisconsin
GO Bonds Series 2007C		5.00%		05/01/16	100,000	102,690
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.06%		10/28/15	15,000,000	15,000,000
RB (Aurora Health Care) Series 2010C (LOC: Bank of America, NA)		0.09%		02/04/16	14,975,000	14,975,000
						30,077,690
Total Fixed-Rate Securities
(Cost $1,594,858,568)						1,594,858,568

Variable-Rate Securities 60.2% of net assets
Alabama 6.7%
Alabama
GO Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	5,000,000	5,000,000
Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.03%		10/07/15	9,435,000	9,435,000
Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)	c	0.03%		10/07/15	36,360,000	36,360,000
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	28,655,000	28,655,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.07%		10/07/15	6,180,000	6,180,000
    15

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.29%		10/07/15	8,965,000	8,965,000
Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.06%		10/07/15	10,310,000	10,310,000
Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014A		0.05%		10/01/15	13,050,000	13,050,000
Pollution Control Refunding RB (AL Power) Series 2014D		0.06%		10/07/15	12,500,000	12,500,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Credit Agricole Corporate and Investment Bank)	c	0.04%		10/07/15	30,000,000	30,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.04%		10/07/15	15,960,000	15,960,000
Mobile IDB
Pollution Control RB (AL Power) Series 2007C		0.07%		10/07/15	15,500,000	15,500,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: Federal Home Loan Bank)		0.02%		10/07/15	1,775,000	1,775,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.02%		10/07/15	10,000,000	10,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.02%		10/07/15	13,000,000	13,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)	c	0.02%		10/07/15	25,000,000	25,000,000
West Jefferson IDB
Pollution Control Refunding RB (AL Power) Series 1998		0.07%		10/07/15	15,000,000	15,000,000
						256,690,000
Arizona 0.4%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A&D, 2012A (LIQ: Morgan Stanley Bank NA)	a	0.17%		10/07/15	4,770,000	4,770,000
Maricopa Cnty IDA
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.02%		10/07/15	12,005,000	12,005,000
						16,775,000
Arkansas 0.1%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/15	5,935,000	5,935,000
California 2.4%
California
GO Bonds Series 2004A4 (LOC: Citibank, NA)		0.01%		10/01/15	6,630,000	6,630,000
California Educational Facilities Auth
RB (Life Chiropractic College West) Series 1999 (LOC: Bank of the West)		0.03%		10/07/15	60,000	60,000
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,750,000	3,750,000
RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.03%		10/07/15	4,000,000	4,000,000
California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.05%		10/07/15	3,345,000	3,345,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG Union Bank, NA)		0.01%		10/01/15	2,400,000	2,400,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG Union Bank, NA)		0.01%		10/01/15	4,200,000	4,200,000
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A		0.01%		10/01/15	7,000,000	7,000,000
16

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.02%		10/07/15	5,285,000	5,285,000
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.02%		10/07/15	10,935,000	10,935,000
Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.11%		10/07/15	6,005,000	6,005,000
Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.04%		10/07/15	8,700,000	8,700,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	4,700,000	4,700,000
Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.10%		10/07/15	2,250,000	2,250,000
Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.03%		10/07/15	2,915,000	2,915,000
San Diego CCD
GO Bonds Series 2009 (LIQ: Deutsche Bank AG)	a	0.04%		10/07/15	5,000,000	5,000,000
San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.04%		10/07/15	3,340,000	3,340,000
Univ of California
Limited Project RB Series 2015I (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	11,885,000	11,885,000
						92,400,000
Colorado 2.0%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas SA)		0.08%		10/07/15	18,745,000	18,745,000
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.05%		10/07/15	1,000,000	1,000,000
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	7,000,000	7,000,000
Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Freddie Mac)		0.02%		10/07/15	12,450,000	12,450,000
Midcities Metropolitan District No. 1
Special Refunding RB Series 2004B (LOC: BNP Paribas SA)		0.11%		10/07/15	4,000,000	4,000,000
Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.03%		10/07/15	840,000	840,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.04%		10/07/15	9,750,000	9,750,000
Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.03%		10/07/15	8,000,000	8,000,000
Univ Enterprise RB Series 2013A (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	9,000,000	9,000,000
Univ Enterprise RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,625,000	5,625,000
						76,410,000
Connecticut 0.1%
Connecticut
GO Refunding Notes Series 2014A		0.06%	10/01/15	01/01/16	2,500,000	2,500,000
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.01%		10/01/15	4,670,000	4,670,000
    17

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia 1.9%
District of Columbia
GO Bonds Series 2008E (LIQ: Bank of America, NA)	a	0.07%		10/07/15	3,305,000	3,305,000
Income Tax Secured Refunding RB Series 2012B (LIQ: Citibank, NA)	a	0.03%		10/07/15	6,200,000	6,200,000
Income Tax Secured Refunding RB Series 2014B		0.04%	10/01/15	12/01/15	2,715,000	2,715,000
RB (American Univ) Series 2006A (LOC: Royal Bank of Canada)		0.02%		10/07/15	16,000,000	16,000,000
RB (Catholic Univ of America) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		10/07/15	7,755,000	7,755,000
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: Federal Home Loan Bank)		0.02%		10/07/15	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2007A (LIQ: Citibank, NA)	a	0.04%		10/07/15	9,500,000	9,500,000
Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.03%		10/07/15	9,360,000	9,360,000
Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.02%		10/07/15	14,495,000	14,495,000
						73,580,000
Florida 3.4%
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.02%		10/07/15	6,120,000	6,120,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.02%		10/07/15	9,930,000	9,930,000
Halifax Hospital Medical Center
Hospital Refunding & Improvement RB Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.02%		10/07/15	3,000,000	3,000,000
Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.02%		10/07/15	8,700,000	8,700,000
JEA
Electric System Sub RB Series 2013C (LIQ: Citibank, NA)	a	0.04%		10/07/15	8,565,000	8,565,000
Miami-Dade Cnty
Transit System Sales Surtax RB Series 2006 (ESCROW/LIQ: Citibank, NA)	a	0.04%		10/07/15	7,640,000	7,640,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.01%		10/07/15	26,565,000	26,565,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	14,715,000	14,715,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.04%		10/07/15	3,400,000	3,400,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/15	1,600,000	1,600,000
Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.02%		10/07/15	11,800,000	11,800,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	2,275,000	2,275,000
18

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	5,375,000	5,375,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/15	5,185,000	5,185,000
Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.04%		10/07/15	9,705,000	9,705,000
Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	4,995,000	4,995,000
						129,570,000
Georgia 0.8%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	7,200,000	7,200,000
Main St Natural Gas
RB Series 2010A1 (LOC: Royal Bank of Canada)		0.08%		10/01/15	12,000,000	12,000,000
RB Series 2010A2 (LOC: Royal Bank of Canada)		0.08%	10/01/15	12/01/15	11,935,000	11,935,000
						31,135,000
Hawaii 0.1%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	4,995,000	4,995,000
Illinois 6.2%
Bartlett
ULT Ad Valorem Tax Bonds Series 2004 (LOC: Fifth Third Bank)		0.03%		10/07/15	8,320,000	8,320,000
Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.10%		10/07/15	8,900,000	8,900,000
Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: Northern Trust Co)		0.10%		10/07/15	4,580,000	4,580,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.17%		10/07/15	5,425,000	5,425,000
Chicago
Second Lien Water Refunding RB Series 2004-3 (LOC: State Street Bank & Trust Co NA)		0.09%		10/07/15	600,000	600,000
Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.12%		10/07/15	395,000	395,000
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.02%		10/07/15	2,000,000	2,000,000
RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.02%		10/07/15	4,120,000	4,120,000
RB (Kohl Children's Museum) Series 2004 (LOC: Northern Trust Co)		0.02%		10/07/15	620,000	620,000
RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.02%		10/07/15	3,500,000	3,500,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008B (LOC: Barclays Bank Plc)		0.02%		10/07/15	4,800,000	4,800,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.07%		10/07/15	4,100,000	4,100,000
RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	13,494,000	13,494,000
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	7,670,000	7,670,000
RB (Univ of Chicago) Series 2008B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	8,875,000	8,875,000
RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.14%		10/07/15	940,000	940,000
    19

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.02%		10/07/15	5,800,000	5,800,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,000,000	2,000,000
Refunding RB (Presbyterian Homes Lake Forest Place) Series 2006 (LOC: Northern Trust Co)		0.02%		10/07/15	6,515,000	6,515,000
Illinois Health Facilities Auth
RB (Evanston Hospital Corp) Series 1996 (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	20,380,000	20,380,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.15%		10/07/15	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.10%		10/07/15	6,665,000	6,665,000
GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.04%		10/07/15	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	1,215,000	1,215,000
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	6,185,000	6,185,000
Sr Refunding RB Series 2008A1A (LIQ: JPMorgan Chase Bank, NA)	c	0.02%		10/07/15	49,310,000	49,310,000
Toll Highway Sr RB Series 2014B (LIQ: State Street Bank & Trust Co NA)	a	0.03%		10/07/15	8,000,000	8,000,000
Toll Highway Sr RB Series 2015A (LIQ: Morgan Stanley Bank NA)	a	0.04%		10/07/15	10,000,000	10,000,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Refunding Bonds Series 2007A (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	10,350,000	10,350,000
Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.04%		10/07/15	14,790,000	14,790,000
						238,054,000
Indiana 1.6%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: Fifth Third Bank)		0.11%		10/07/15	2,000,000	2,000,000
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.03%		10/07/15	28,500,000	28,500,000
Health System RB (Sisters of St Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	5,000,000	5,000,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.01%		10/07/15	1,630,000	1,630,000
RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	15,200,000	15,200,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/15	7,055,000	7,055,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,000,000	2,000,000
						61,385,000
Iowa 2.1%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B		0.05%		10/07/15	19,000,000	19,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.04%		10/07/15	17,500,000	17,500,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.02%		10/07/15	10,000,000	10,000,000
20

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.03%		10/07/15	12,100,000	12,100,000
Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.07%		10/07/15	15,000,000	15,000,000
S/F Mortgage Bonds Series 2015B (LIQ: Federal Home Loan Bank)		0.03%		10/07/15	3,400,000	3,400,000
Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2004 (LOC: Fifth Third Bank)		0.03%		10/01/15	2,100,000	2,100,000
						79,100,000
Kansas 0.4%
Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.06%		10/07/15	9,065,000	9,065,000
Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.03%		10/07/15	5,375,000	5,375,000
						14,440,000
Kentucky 0.1%
Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.03%		10/07/15	3,305,000	3,305,000
Louisiana 1.2%
Ascension Parish IDB
RB (BASF SE) Series 2009	c	0.04%		10/07/15	15,000,000	15,000,000
Louisiana
GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.17%		10/07/15	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.04%		10/07/15	5,530,000	5,530,000
Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: Bank of America, NA)		0.02%		10/01/15	3,400,000	3,400,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: Fannie Mae)		0.02%		10/07/15	3,540,000	3,540,000
St Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.04%		10/07/15	3,320,000	3,320,000
RB (Main St Holdings) Series 2006A (LOC: Federal Home Loan Bank)		0.04%		10/07/15	5,060,000	5,060,000
						44,850,000
Maine 0.8%
Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a,c	0.03%		10/07/15	29,440,000	29,440,000
Maryland 0.7%
Baltimore
Water RB Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	4,700,000	4,700,000
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2005A		0.01%		10/07/15	3,850,000	3,850,000
RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	7,600,000	7,600,000
    21

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Suburban Sanitary District
GO BAN Series A2 (LIQ: TD Bank NA)		0.02%		10/07/15	12,000,000	12,000,000
						28,150,000
Massachusetts 1.9%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.02%		10/07/15	3,845,000	3,845,000
GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	2,000,000	2,000,000
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.03%		10/07/15	17,000,000	17,000,000
General Transportation System Bonds Series 2000A2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	10,200,000	10,200,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series U3 (LOC: Northern Trust Co)		0.01%		10/07/15	4,800,000	4,800,000
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A2 (LIQ: Bank of America, NA)		0.01%		10/01/15	7,340,000	7,340,000
RB (Partners HealthCare) Series P2 (LIQ: JPMorgan Chase Bank, NA)		0.01%		10/07/15	10,800,000	10,800,000
RB (UMass) Series 2007E&F (ESCROW/LIQ: US Bank, NA)	a	0.02%		10/07/15	6,985,000	6,985,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.03%		10/07/15	5,840,000	5,840,000
RB Sr Series 2014-1 (LIQ: Morgan Stanley Bank NA)	a	0.15%		10/07/15	1,300,000	1,300,000
Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	4,050,000	4,050,000
						74,160,000
Michigan 1.2%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	28,495,000	28,495,000
Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.03%		10/07/15	3,100,000	3,100,000
Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		10/07/15	9,500,000	9,500,000
Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	5,000,000	5,000,000
						46,095,000
Minnesota 0.1%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.03%		10/07/15	3,745,000	3,745,000
Mississippi 0.3%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2011A		0.01%		10/01/15	1,000,000	1,000,000
Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	10,000,000	10,000,000
						11,000,000
22

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Missouri 0.4%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	9,000,000	9,000,000
St Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.03%		10/07/15	4,850,000	4,850,000
						13,850,000
Nebraska 1.3%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.02%		10/07/15	21,000,000	21,000,000
South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.14%		10/07/15	25,000,000	25,000,000
Washington Cnty
IDRB (Cargill) Series 2010		0.05%		10/07/15	5,000,000	5,000,000
						51,000,000
Nevada 0.9%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	4,735,000	4,735,000
Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.03%		10/07/15	14,690,000	14,690,000
Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	10,000,000	10,000,000
Las Vegas
Economic Development RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: Bank of America, NA)		0.03%		10/07/15	4,300,000	4,300,000
Las Vegas Valley Water District
LT GO Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	1,000,000	1,000,000
						34,725,000
New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.10%		10/07/15	8,250,000	8,250,000
New Jersey 0.7%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	3,500,000	3,500,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	18,520,000	18,520,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,750,000	3,750,000
						25,770,000
New York 6.2%
Metropolitan Transportation Auth
Transportation RB Series 2015E2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	12,000,000	12,000,000
    23

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.02%		10/07/15	15,190,000	15,190,000
Nassau Health Care Corp
Bonds Series 2009B1 (LOC: TD Bank NA)		0.01%		10/07/15	7,490,000	7,490,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	4,000,000	4,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	8,250,000	8,250,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD Bank NA)		0.01%		10/01/15	3,520,000	3,520,000
New York City Housing Development Corp
M/F Housing RB (Sustainable Neighborhood Bonds) Series 2015D3 (LIQ: Citibank, NA)		0.02%		10/07/15	1,500,000	1,500,000
M/F Housing RB (Sustainable Neighborhood Bonds) Series 2015D4 (LIQ: Wells Fargo Bank, NA)		0.02%		10/07/15	2,000,000	2,000,000
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,000,000	2,000,000
New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School) Series 2002 (LOC: Federal Home Loan Bank)		0.03%		10/07/15	14,515,000	14,515,000
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series F1A (LIQ: Wells Fargo Bank, NA)		0.01%		10/07/15	2,750,000	2,750,000
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	7,845,000	7,845,000
Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.04%		10/07/15	1,280,000	1,280,000
Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	500,000	500,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD Bank NA)		0.01%		10/01/15	4,690,000	4,690,000
Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.03%		10/07/15	7,000,000	7,000,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	1,335,000	1,335,000
Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	3,750,000	3,750,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.03%		10/07/15	12,300,000	12,300,000
Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.03%		10/07/15	4,000,000	4,000,000
Building Aid RB Fiscal 2009 Series S3 (LIQ: Deutsche Bank AG)	a	0.14%		10/07/15	8,465,000	8,465,000
Future Tax Secured Sub Bonds Fiscal 2015 Series B1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	9,920,000	9,920,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMorgan Chase Bank, NA)		0.01%		10/01/15	2,950,000	2,950,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A4 (LIQ: Bank of America, NA)		0.01%		10/01/15	1,415,000	1,415,000
New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	5,205,000	5,205,000
New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	25,010,000	25,010,000
RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.02%		10/07/15	7,000,000	7,000,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,000,000	6,000,000
State Personal Income Tax RB Series 2015A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	4,000,000	4,000,000
24

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	4,000,000	4,000,000
New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.01%		10/07/15	4,900,000	4,900,000
Housing RB (606 W 57th St) Series 2014A (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	1,200,000	1,200,000
Housing RB (625 W 57th St) Series 2015A1 (LOC: Bank of New York Mellon)		0.01%		10/07/15	2,480,000	2,480,000
New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.04%		10/07/15	6,835,000	6,835,000
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.17%		10/07/15	7,000,000	7,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	2,030,000	2,030,000
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	2,000,000	2,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	4,465,000	4,465,000
State Personal Income Tax RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	9,000,000	9,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.03%		10/07/15	525,000	525,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/15	5,345,000	5,345,000
						235,660,000
North Carolina 0.9%
Charlotte
Refunding COP Series 2013G (LIQ: Wells Fargo Bank, NA)		0.01%		10/07/15	1,180,000	1,180,000
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.03%		10/07/15	8,600,000	8,600,000
North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	3,500,000	3,500,000
North Carolina Capital Facilities Finance Agency
RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.02%		10/07/15	7,800,000	7,800,000
North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.02%		10/07/15	10,085,000	10,085,000
North Carolina Medical Care Commission
Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.03%		10/07/15	1,800,000	1,800,000
						32,965,000
North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.02%		10/07/15	7,000,000	7,000,000
    25

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio 0.8%
Allen Cnty
Hospital Facilities Refunding RB (Catholic Health Partners) Series 2012A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	7,500,000	7,500,000
Cuyahoga Cnty
Revenue & Refunding Bonds (MetroHealth System) Series 2005 (LOC: PNC Bank NA)		0.02%		10/07/15	10,000,000	10,000,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: Toronto-Dominion Bank)	a	0.03%		10/07/15	2,000,000	2,000,000
RB (OhioHealth) Series 2011C		0.06%	10/01/15	06/01/16	4,000,000	4,000,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Co NA)	a	0.03%		10/07/15	4,375,000	4,375,000
Ohio Water Development Auth
Refunding RB (TimkenSteel) Series 2001 (LOC: Northern Trust Co)		0.01%		10/07/15	3,000,000	3,000,000
						30,875,000
Oklahoma 0.6%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	24,085,000	24,085,000
Oregon 0.2%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.02%		10/07/15	3,000,000	3,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	3,000,000	3,000,000
						6,000,000
Pennsylvania 2.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	29,000,000	29,000,000
RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	16,700,000	16,700,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD Bank NA)		0.01%		10/07/15	3,305,000	3,305,000
Dallastown Area SD
GO Notes Series 2015		1.26%	10/01/15	04/15/16	1,000,000	1,004,982
Delaware Cnty IDA
Airport Facilities Refunding RB (UPS) Series 2015		0.01%		10/01/15	5,000,000	5,000,000
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/15	6,190,000	6,190,000
Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	800,000	800,000
GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	1,200,000	1,200,000
Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.05%		10/07/15	3,000,000	3,000,000
Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	2,700,000	2,700,000
26

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.01%		10/07/15	2,300,000	2,300,000
Univ of Pittsburgh
Univ Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.06%		10/07/15	6,665,000	6,665,000
Univ Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,925,000	3,925,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2008A (LOC: PNC Bank NA)		0.01%		10/01/15	3,300,000	3,300,000
						85,089,982
South Carolina 0.2%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	975,000	975,000
Cherokee Cnty
IDRB (Newark Electronics) Series 1985 (LOC: Bank of America, NA)		0.35%		10/07/15	6,500,000	6,500,000
						7,475,000
Tennessee 1.2%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: Branch Banking & Trust Co)		0.02%		10/07/15	13,525,000	13,525,000
Blount County Industrial Development Board, TN
Public Improvement Bonds Series 2009A (LOC: Branch Banking & Trust Co)		0.02%		10/07/15	2,000,000	2,000,000
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.04%		10/07/15	3,000,000	3,000,000
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.06%		10/07/15	3,430,000	3,430,000
Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.02%		10/07/15	16,200,000	16,200,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.06%		10/07/15	1,720,000	1,720,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.06%		10/07/15	2,170,000	2,170,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VD1 (LOC: Bank of America, NA)		0.02%		10/07/15	5,400,000	5,400,000
						47,445,000
Texas 5.8%
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	2,500,000	2,500,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: Royal Bank of Canada)	a	0.03%		10/07/15	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Co NA)	a	0.03%		10/07/15	7,000,000	7,000,000
Gulf Coast IDA
RB (ExxonMobil) Series 2012		0.01%		10/01/15	5,655,000	5,655,000
    27

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	9,190,000	9,190,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	10,000,000	10,000,000
Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.05%		10/07/15	5,500,000	5,500,000
Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	22,000,000	22,000,000
RB (Methodist Hospital) Series 2008A2		0.01%		10/01/15	2,000,000	2,000,000
Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	4,500,000	4,500,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.11%		10/07/15	8,215,000	8,215,000
Houston Higher Education Finance Corp
Higher Education Refunding RB (Rice Univ) Series 2013A (ESCROW)		0.42%	10/01/15	05/16/16	12,200,000	12,224,960
Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.04%		10/07/15	10,270,000	10,270,000
North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.04%		10/07/15	4,565,000	4,565,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.03%		10/07/15	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.03%		10/07/15	10,000,000	10,000,000
RB (TOTAL Petrochemicals USA) Series 2011		0.03%		10/07/15	8,000,000	8,000,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	4,020,000	4,020,000
Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/15	9,116,000	9,116,000
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	10,005,000	10,005,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Methodist Hospitals) Series 2008A (LOC: TD Bank NA)		0.01%		10/01/15	14,620,000	14,620,000
RB (Texas Health Resources System) Series 2008C		0.01%		10/07/15	4,000,000	4,000,000
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.12%		10/07/15	5,625,000	5,625,000
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.03%		10/07/15	1,960,000	1,960,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.06%		10/07/15	1,500,000	1,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: Freddie Mac)		0.02%		10/07/15	5,000,000	5,000,000
28

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Transportation Commission
GO Bonds Series 2006B (LIQ: State Street Bank & Trust Co NA; California Public Employees' Retirement System)		0.01%		10/07/15	4,000,000	4,000,000
GO Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	4,000,000	4,000,000
						220,735,960
Utah 0.5%
Utah Cnty
Hospital RB (IHC Health Services) Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	4,000,000	4,000,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.07%		10/07/15	9,375,000	9,375,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW/LIQ: Citibank, NA)	a	0.03%		10/07/15	7,230,000	7,230,000
						20,605,000
Virginia 0.3%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	2,400,000	2,400,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	3,330,000	3,330,000
Virginia College Building Auth
Educational Facilities RB Series 2006A (ESCROW/LIQ: Wells Fargo & Co)	a	0.04%		10/07/15	4,866,000	4,866,000
						10,596,000
Washington 1.6%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	2,980,000	2,980,000
Sales Tax Revenue & Refunding Bonds Series 2015S1 (LIQ: Citibank, NA)	a	0.03%		10/07/15	2,885,000	2,885,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC Bank USA)		0.07%		10/07/15	4,160,000	4,160,000
Washington
GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.10%		10/07/15	3,435,000	3,435,000
GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.03%		10/07/15	7,000,000	7,000,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.04%		10/07/15	5,000,000	5,000,000
RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)	c	0.04%		10/07/15	30,000,000	30,000,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,435,000	3,435,000
RB (Providence Health & Services) Series 2014D (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	1,000,000	1,000,000
						59,895,000
Wisconsin 1.4%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.06%		10/07/15	12,500,000	12,500,000
    29

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Auth
RB (Froedtert & Community Health) Series 2009C (LIQ: Deutsche Bank AG)	a	0.17%		10/07/15	5,000,000	5,000,000
RB (Indian Community School of Milwaukee) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.02%		10/07/15	13,700,000	13,700,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.04%		10/07/15	7,635,000	7,635,000
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.02%		10/07/15	10,200,000	10,200,000
M/F Housing Bonds Series 2008A (LIQ: Federal Home Loan Bank)		0.02%		10/07/15	5,845,000	5,845,000
						54,880,000
Total Variable-Rate Securities
(Cost $2,305,285,942)						2,305,285,942

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $3,900,144,510.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,060,036,000 or 27.7% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
30

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2015, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
31

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88396SEP15
32

The Charles Schwab Family of Funds
Schwab New York Municipal Money Fund™
(formerly, Schwab New York AMT Tax-Free Money Fund)
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
40.2%	Fixed-Rate Securities	744,737,843	744,737,843
63.7%	Variable-Rate Securities	1,179,718,464	1,179,718,464
103.9%	Total Investments	1,924,456,307	1,924,456,307
(3.9%)	Other Assets and Liabilities, Net		(72,430,276)
100.0%	Net Assets		1,852,026,031

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 40.2% of net assets
New York 40.2%
Bay Shore UFSD
TAN 2015-2016		2.00%		06/24/16	10,000,000	10,117,261
Bayport Blue Point UFSD
TAN 2015-2016		1.50%		06/28/16	10,500,000	10,592,246
Beacon
BAN Series 2015A		2.00%		05/27/16	1,000,000	1,010,601
Burnt Hills - Ballston Lake CSD
GO BAN 2015		1.50%		06/24/16	2,000,000	2,016,122
Cheektowaga-Maryvale UFSD
BAN 2015		1.75%		06/23/16	5,540,000	5,589,660
Clinton Cnty
BAN 2015 Series B		1.50%		06/10/16	9,800,000	9,863,836
Columbia Cnty
BAN 2015 Series A		1.25%		02/03/16	8,600,000	8,629,806
East Hampton
BAN Series 2015		2.00%		08/26/16	2,895,623	2,931,672
East Syracuse-Minoa CSD
BAN 2014		1.25%		10/09/15	10,000,000	10,002,196
Eastport South Manor CSD
TAN 2015-2016	b	1.50%		06/24/16	7,000,000	7,060,340
Grand Island CSD
BAN 2014		1.50%		12/03/15	7,000,000	7,015,054
Hampton Bays UFSD
School Construction BAN 2015		1.75%		06/24/16	4,711,250	4,757,775
Islip UFSD
TAN 2015-2016	b	1.50%		06/24/16	6,000,000	6,051,300
Jericho UFSD
TAN 2015-2016		2.00%		06/19/16	3,330,000	3,371,069
    1

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	3,000,000	3,000,083
Mattituck-Cutchogue UFSD
TAN 2015		1.50%		06/17/16	9,400,000	9,477,131
Metropolitan Transportation Auth
Dedicated Tax Fund BAN Series 2015A3		0.75%		06/01/16	10,000,000	10,035,416
Dedicated Tax Fund Bonds Series 2002B2		4.00%		11/01/15	1,210,000	1,213,791
Dedicated Tax Fund Refunding Bonds Series 2011A		5.00%		11/15/15	7,850,000	7,896,653
Dedicated Tax Fund Refunding Bonds Series 2012A		4.00%		11/15/15	500,000	502,347
Dedicated Tax Refunding Bonds Series 2008B1		3.00%		11/15/15	105,000	105,342
State Service Contract Refunding Bonds Series 2002A		5.75%		01/01/16	1,525,000	1,545,905
Transportation RB Series 2007A		4.13%		11/15/15	2,100,000	2,110,266
Transportation RB Series 2009A2		5.00%		11/15/15	1,860,000	1,870,974
Transportation RB Series 2015A1		1.00%		11/15/15	1,000,000	1,001,088
Transportation Refunding RB Series 2012D		4.00%		11/15/15	9,815,000	9,861,327
Transportation Revenue BAN Series 2015A		0.50%		03/01/16	4,000,000	4,004,240
Middle Cnty CSD
BAN		1.50%		08/26/16	8,000,000	8,084,274
Miller Place UFSD
TAN		1.50%		06/27/16	11,000,000	11,082,304
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A		5.00%		11/15/15	480,000	482,759
New York City
GO Bonds Fiscal 2003 Series C-A		5.00%		08/01/16	420,000	436,246
GO Bonds Fiscal 2003 Series G5		5.00%		08/01/16	100,000	103,824
GO Bonds Fiscal 2004 Series HA		5.00%		03/01/16	150,000	152,857
GO Bonds Fiscal 2006 Series I1		5.00%		04/01/16	100,000	102,314
GO Bonds Fiscal 2006 Series J1		4.00%		06/01/16	100,000	102,344
GO Bonds Fiscal 2007 Series C1		5.00%		01/01/16	3,570,000	3,612,941
GO Bonds Fiscal 2007 Series D		5.00%		02/01/16	300,000	304,700
GO Bonds Fiscal 2008 Series A1		4.15%		08/01/16	200,000	206,228
GO Bonds Fiscal 2008 Series A1		4.50%		08/01/16	335,000	346,477
GO Bonds Fiscal 2008 Series A1		5.00%		08/01/16	100,000	103,832
GO Bonds Fiscal 2008 Series A1		5.00%		08/01/16	285,000	296,000
GO Bonds Fiscal 2008 Series E		5.00%		08/01/16	155,000	160,932
GO Bonds Fiscal 2008 Series I1		4.50%		02/01/16	265,000	268,707
GO Bonds Fiscal 2008 Series I1		5.00%		02/01/16	635,000	644,918
GO Bonds Fiscal 2008 Series J1		5.00%		08/01/16	225,000	233,649
GO Bonds Fiscal 2008 Series L1		5.00%		04/01/16	465,000	475,636
GO Bonds Fiscal 2009 Series C		5.25%		08/01/16	175,000	182,109
GO Bonds Fiscal 2009 Series H1		5.00%		03/01/16	615,000	626,869
GO Bonds Fiscal 2010 Series E		4.00%		08/01/16	200,000	206,030
GO Bonds Fiscal 2010 Series E		5.00%		08/01/16	200,000	207,630
GO Bonds Fiscal 2010 Series H2		3.00%		06/01/16	100,000	101,657
GO Bonds Fiscal 2010 Series H2		5.00%		06/01/16	300,000	309,157
GO Bonds Fiscal 2011 Series B		5.00%		08/01/16	4,450,000	4,624,712
GO Bonds Fiscal 2011 Series E		5.00%		08/01/16	250,000	259,565
GO Bonds Fiscal 2011 Series I1		5.00%		08/01/16	110,000	114,211
GO Bonds Fiscal 2012 Series B		4.00%		08/01/16	300,000	309,034
GO Bonds Fiscal 2012 Series F		5.00%		08/01/16	2,445,000	2,539,504
2

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2012 Series G1		5.00%		04/01/16	140,000	143,178
GO Bonds Fiscal 2012 Series I		5.00%		08/01/16	235,000	244,055
GO Bonds Fiscal 2013 Series A1		5.00%		10/01/15	2,950,000	2,950,000
GO Bonds Fiscal 2013 Series B		5.00%		08/01/16	135,000	140,186
GO Bonds Fiscal 2013 Series D		5.00%		08/01/16	1,050,000	1,090,396
GO Bonds Fiscal 2013 Series F1		5.00%		03/01/16	685,000	698,243
GO Bonds Fiscal 2013 Series I		4.00%		08/01/16	225,000	231,749
GO Bonds Fiscal 2013 Series J		5.00%		08/01/16	415,000	431,047
GO Bonds Fiscal 2014 Series 1		4.00%		08/01/16	1,155,000	1,190,353
Go Bonds Fiscal 2014 Series B		4.00%		08/01/16	600,000	618,055
GO Bonds Fiscal 2014 Series E		5.00%		08/01/16	135,000	140,162
GO Bonds Fiscal 2014 Series H		5.00%		08/01/16	200,000	207,818
GO Bonds Fiscal 2014 Series J		3.00%		08/01/16	485,000	495,873
New York City Municipal Water Finance Auth
CP Series 1		0.05%		10/02/15	8,000,000	8,000,000
CP Series 1		0.03%		10/29/15	8,700,000	8,700,000
Extendible CP Series 7		0.03%	10/29/15	05/28/16	13,310,000	13,310,000
Extendible CP Series 7		0.04%	10/29/15	06/04/16	6,400,000	6,400,000
Extendible CP Series 8		0.04%	11/05/15	05/30/16	9,000,000	9,000,000
Water & Sewer System RB Fiscal 2006 Series BB		3.80%		06/15/16	125,000	128,038
Water & Sewer System RB Fiscal 2009 Series AA		5.00%		06/15/16	1,295,000	1,337,574
Water & Sewer System RB Fiscal 2009 Series FF1		5.00%		06/15/16	410,000	423,276
Water & Sewer System RB Fiscal 2010 Series FF		5.00%		06/15/16	275,000	283,913
Water & Sewer System RB Fiscal 2011 Series BB		4.00%		06/15/16	150,000	153,688
Water & Sewer System RB Series 2006BB		5.00%		06/15/16	995,000	1,027,546
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/16	100,000	103,636
Building Aid RB Fiscal 2008 Series S1		5.00%		01/15/16	1,250,000	1,266,930
Building Aid RB Fiscal 2012 Series S1A		5.00%		07/15/16	350,000	362,756
Building Aid RB Fiscal 2013 Series S1		5.00%		07/15/16	940,000	974,870
Building Aid Revenue Series S1		5.00%		07/15/16	100,000	103,643
Future Tax Secured Bonds Fiscal 2007 Series C1 (ESCROW)		5.00%		11/01/15	3,340,000	3,353,511
Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		4.00%		11/01/15	750,000	752,338
Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/15	1,800,000	1,807,271
Future Tax Secured Refunding Sub Bonds Fiscal 2003 Series A1		5.00%		11/01/15	560,000	562,229
Future Tax Secured Refunding Sub Bonds Fiscal 2003 Series A1 (ESCROW)		5.00%		11/01/15	10,000	10,040
Future Tax Secured Refunding Sub Bonds Fiscal 2005 Series A2		5.00%		11/01/15	3,565,000	3,579,317
Future Tax Secured Sub Bonds Fiscal 2003B		5.00%		02/01/16	155,000	157,428
Future Tax Secured Sub Bonds Fiscal 2007 Series B		4.00%		11/01/15	120,000	120,377
Future Tax Secured Sub Bonds Fiscal 2007 Series B		5.00%		11/01/15	1,225,000	1,229,915
Future Tax Secured Sub Bonds Fiscal 2010 Series B		5.00%		11/01/15	1,475,000	1,481,041
Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/15	1,050,000	1,054,156
Future Tax Secured Sub Bonds Fiscal 2010 Series D (ESCROW)		5.00%		11/01/15	10,000	10,040
Future Tax Secured Sub Bonds Fiscal 2010 Series I2		4.00%		11/01/15	285,000	285,891
Future Tax Secured Sub Bonds Fiscal 2010 Series I2		5.00%		11/01/15	805,000	808,246
Future Tax Secured Sub Bonds Fiscal 2011 Series E		5.00%		11/01/15	3,925,000	3,940,966
Future Tax Secured Sub Bonds Fiscal 2012 Series A		5.00%		11/01/15	2,980,000	2,992,146
Future Tax Secured Sub Bonds Fiscal 2012 Series A (ESCROW)		5.00%		11/01/15	40,000	40,161
    3

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub Bonds Fiscal 2012 Series C		3.00%		11/01/15	100,000	100,229
Future Tax Secured Sub Bonds Fiscal 2012 Series C		5.00%		11/01/15	2,220,000	2,229,052
Future Tax Secured Sub Bonds Fiscal 2013 Series B		5.00%		11/01/15	1,660,000	1,666,740
Future Tax Secured Sub Bonds Fiscal 2013 Series D		5.00%		11/01/15	400,000	401,596
Future Tax Secured Sub Bonds Fiscal 2013 Series E		5.00%		11/01/15	100,000	100,400
Future Tax Secured Sub Bonds Fiscal 2013 Series H		4.00%		11/01/15	560,000	561,793
Future Tax Secured Sub Bonds Fiscal 2014 Series D1		2.00%		02/01/16	450,000	452,556
Future Tax Secured Sub Bonds Fiscal 2015 Series B1		4.00%		08/01/16	2,000,000	2,062,000
Recovery Bonds Fiscal 2003 Series 3B1		4.00%		11/01/15	100,000	100,316
Recovery Bonds Fiscal 2003 Series 3B1		5.00%		11/01/15	100,000	100,401
New York State
GO Bonds Series 2006A		5.00%		03/15/16	640,000	653,888
GO Bonds Series 2008A		4.00%		03/01/16	100,000	101,525
GO Bonds Series 2009A		5.00%		02/15/16	260,000	264,512
GO Bonds Series 2010A		3.00%		03/01/16	495,000	500,499
GO Bonds Series 2011A		5.00%		02/15/16	100,000	101,687
GO Bonds Series 2013A		5.00%		03/01/16	1,000,000	1,019,857
GO Refunding Bonds Series 2009C		3.00%		02/01/16	1,140,000	1,150,236
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/16	330,000	338,730
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/16	650,000	671,992
Consolidated Service Contract Refunding RB Series 2010		5.00%		07/01/16	150,000	155,037
CP (Cornell Univ)		0.05%		12/02/15	16,890,000	16,890,000
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015		2.00%		02/15/16	3,300,000	3,320,734
Mental Health Services Facilities Improvement RB Series 2009A1		5.00%		02/15/16	100,000	101,712
Mental Health Services Facilities RB Series 2007D		5.00%		02/15/16	295,000	299,888
Mental Health Services Facilities RB Series 2008F		4.75%		02/15/16	250,000	254,007
Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/16	2,170,000	2,208,431
RB (Cornell Univ) Series 2009A		3.00%		07/01/16	150,000	152,918
RB (Cornell Univ) Series 2009A		5.00%		07/01/16	275,000	284,193
RB (NYU) Series 2009A		5.00%		07/01/16	475,000	491,492
RB Series 2006D		5.00%		03/15/16	20,000	20,414
RB Series 2006D (ESCROW)		5.00%		03/15/16	80,000	81,657
RB Series 2012D (ESCROW)		5.00%		02/15/16	35,000	35,623
State Personal Income Tax RB Series 2006B		4.00%		12/15/15	150,000	151,143
State Personal Income Tax RB Series 2007A		4.50%		03/15/16	150,000	152,790
State Personal Income Tax RB Series 2007A		5.00%		03/15/16	200,000	204,104
State Personal Income Tax RB Series 2007C		5.00%		03/15/16	325,000	331,754
State Personal Income Tax RB Series 2008A		5.00%		03/15/16	150,000	153,221
State Personal Income Tax RB Series 2008B		5.00%		03/15/16	1,125,000	1,148,575
State Personal Income Tax RB Series 2009A		4.00%		12/15/15	450,000	453,348
State Personal Income Tax RB Series 2009A		5.00%		02/15/16	425,000	432,308
State Personal Income Tax RB Series 2009D		5.00%		06/15/16	100,000	103,161
State Personal Income Tax RB Series 2009G		4.00%		03/15/16	150,000	152,428
State Personal Income Tax RB Series 2010A		5.00%		02/15/16	470,000	478,217
State Personal Income Tax RB Series 2010E		3.00%		02/15/16	100,000	100,998
State Personal Income Tax RB Series 2010E		5.00%		02/15/16	100,000	101,677
State Personal Income Tax RB Series 2011A		5.00%		03/15/16	450,000	459,498
4

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2011C		5.00%		03/15/16	350,000	357,298
State Personal Income Tax RB Series 2012D		1.50%		02/15/16	150,000	150,669
State Personal Income Tax RB Series 2012D		5.00%		02/15/16	1,115,000	1,134,862
State Sales Tax RB Series 2013A		3.00%		03/15/16	1,000,000	1,012,583
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2003B		5.25%		12/15/15	200,000	202,007
Clean Water & Drinking Water Revolving Funds Sub RB Series 2006C		5.00%		10/15/15	450,000	450,813
Clean Water & Drinking Water Revolving Funds Sub RB Series 2007B		5.00%		06/15/16	100,000	103,281
Clean Water & Drinking Water Revolving Funds Sub RB Series 2007C		5.00%		06/15/16	150,000	154,807
Clean Water & Drinking Water Revolving Funds Sub RB Series 2012A		5.00%		06/15/16	100,000	103,277
State Clean Water & Drinking Water Revolving Funds RB Series 2002K		5.50%		06/15/16	200,000	207,197
State Clean Water & Drinking Water Revolving Funds RB Series 2008A		5.00%		06/15/16	100,000	103,284
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A		3.00%		06/15/16	330,000	335,994
State Personal Income Tax RB Series 2004A		5.25%		12/15/15	100,000	100,989
State Personal Income Tax RB Series 2006A		5.00%		12/15/15	200,000	201,932
State Personal Income Tax RB Series 2008A		5.00%		12/15/15	725,000	732,108
State Revolving Funds RB Series 2011A		3.00%		02/15/16	350,000	353,419
State Revolving Funds RB Series 2012B		5.00%		08/15/16	100,000	104,048
New York State Local Government Assistance Corp
Sr Lien Refunding Bonds Series 2007A		5.00%		04/01/16	570,000	583,133
Sr Lien Refunding Bonds Series 2008A		5.00%		04/01/16	365,000	373,413
Sr Lien Refunding Bonds Series 2008C		5.00%		04/01/16	245,000	250,621
Sub Lien Refunding Bonds Series 2010A		5.00%		04/01/16	450,000	460,479
Sub Lien Refunding Bonds Series 2011A		5.00%		04/01/16	325,000	332,576
Sub Refunding Bonds Series 2010B		5.00%		04/01/16	100,000	102,262
New York State Power Auth
CP Series 1&2		0.04%		10/02/15	14,715,000	14,715,000
CP Series 1&2		0.10%		10/05/15	13,876,000	13,876,000
CP Series 1&2		0.06%		10/07/15	20,000,000	20,000,000
CP Series 1&2		0.04%		11/05/15	18,455,000	18,455,000
CP Series 1&2		0.06%		11/19/15	10,000,000	10,000,000
RB Series 2006A		5.00%		11/15/15	250,000	251,469
RB Series 2007C		5.00%		11/15/15	1,695,000	1,705,004
New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2005B (ESCROW)		5.00%		10/01/15	16,485,000	16,485,000
Second General Highway & Bridge Trust Fund Bonds Series 2005B (ESCROW)		5.00%		10/01/15	70,230,000	70,230,000
Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/16	150,000	153,400
Second General Highway & Bridge Trust Fund Bonds Series 2006A (ESCROW)		5.00%		04/01/16	975,000	997,995
Second General Highway & Bridge Trust Fund Bonds Series 2007A		5.00%		04/01/16	990,000	1,012,701
Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/16	520,000	532,003
    5

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/16	1,975,000	2,020,403
Second General Highway & Bridge Trust Fund Bonds Series 2010A		4.00%		04/01/16	125,000	127,275
Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/16	145,000	148,248
Second General Highway & Bridge Trust Fund Bonds Series 2012A		4.00%		04/01/16	795,000	809,425
Second General Highway & Bridge Trust Fund Refunding Bonds Series 2011A2		4.00%		04/01/16	195,000	198,447
Service Contract Bonds Series 2007		5.00%		04/01/16	275,000	281,322
Service Contract Bonds Series 2009		5.00%		04/01/16	1,000,000	1,024,121
Service Contract Bonds Series 2012A		5.00%		04/01/16	2,575,000	2,635,719
State Personal Income Tax RB Series 2008A		5.00%		03/15/16	325,000	331,983
State Personal Income Tax RB Series 2009A		5.00%		03/15/16	345,000	352,194
State Personal Income Tax RB Series 2010A		5.00%		03/15/16	710,000	724,991
State Personal Income Tax RB Series 2011A		4.00%		03/15/16	100,000	101,669
State Personal Income Tax RB Series 2012A		5.00%		03/15/16	225,000	229,733
State Personal Income Tax Refunding RB Series 2007A		4.00%		03/15/16	250,000	254,228
State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/16	250,000	255,236
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		5.00%		06/01/16	610,000	628,438
Asset-Backed RB Series 2011B		5.00%		06/01/16	270,000	278,200
New York State Urban Development Corp
Service Contract Refunding RB Series 2005B		5.00%		01/01/16	110,000	111,279
Service Contract Refunding RB Series 2007A		5.00%		01/01/16	500,000	505,708
Service Contract Refunding RB Series 2008D		5.00%		01/01/16	6,230,000	6,304,178
Service Contract Refunding RB Series 2010A1		4.00%		01/01/16	375,000	378,391
Service Contract Refunding RB Series 2010B		5.00%		01/01/16	11,600,000	11,739,447
Service Contract Refunding RB Series 2011A		4.00%		09/15/16	100,000	103,432
State Personal Income Tax RB Series 2004A2		5.50%		03/15/16	100,000	102,302
State Personal Income Tax RB Series 2007B		5.00%		03/15/16	100,000	102,130
State Personal Income Tax RB Series 2007C		5.00%		03/15/16	475,000	485,078
State Personal Income Tax RB Series 2008A1		4.00%		12/15/15	575,000	579,425
State Personal Income Tax RB Series 2009A1		5.00%		12/15/15	1,300,000	1,312,734
State Personal Income Tax RB Series 2009B1		5.00%		03/15/16	200,000	204,170
State Personal Income Tax RB Series 2009C		3.00%		12/15/15	400,000	402,166
State Personal Income Tax RB Series 2009C		5.00%		12/15/15	5,205,000	5,255,786
State Personal Income Tax RB Series 2010A		5.00%		03/15/16	3,520,000	3,595,375
State Personal Income Tax RB Series 2013D		5.00%		03/15/16	910,000	929,034
Niagara Cnty
BAN 2015B		1.25%		05/12/16	9,017,615	9,067,643
North Hempstead
BAN 2015 Series A		0.85%		04/06/16	22,000,000	22,068,102
North Syracuse CSD
BAN 2015		1.50%		08/12/16	9,956,585	10,044,664
Oceanside UFSD
TAN 2015-2016		2.00%		06/21/16	13,500,000	13,641,355
Patchogue-Medford UFSD
TAN 2015-2016	b	1.75%		06/24/16	10,000,000	10,100,100
6

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Auth of New York & New Jersey
Consolidated Bonds 155th Series		2.75%		10/01/15	250,000	250,000
Consolidated Bonds 179th Series		4.00%		12/01/15	1,085,000	1,091,722
CP Series B		0.08%		10/07/15	2,010,000	2,010,000
CP Series B		0.08%		10/08/15	2,505,000	2,505,000
CP Series B		0.08%		11/10/15	2,610,000	2,610,000
CP Series B		0.08%		12/02/15	6,140,000	6,140,000
CP Series B		0.05%		12/03/15	10,000,000	10,000,000
Rensselaer Cnty
GO BAN 2015		2.00%		08/12/16	11,500,000	11,650,637
Rochester
BAN 2015 Series I		1.00%		03/16/16	18,345,000	18,410,553
Rotterdam-Mohonasen CSD
BAN 2015		2.00%		04/08/16	17,000,000	17,149,553
Sullivan Cnty
BAN 2015		1.25%		03/04/16	7,070,000	7,097,006
GO TAN 2015		1.25%		03/04/16	4,250,000	4,267,037
Three Village CSD
BAN 2015		1.75%		08/26/16	10,000,000	10,128,474
BAN 2015		2.00%		08/26/16	2,850,000	2,893,546
TAN 2015-2016		1.75%		06/27/16	13,000,000	13,141,091
Tonawanda
BAN 2015		1.13%		06/09/16	7,756,482	7,770,820
Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2008C		5.00%		11/15/15	5,640,000	5,673,703
General RB Series 2008A		4.00%		11/15/15	150,000	150,687
General RB Series 2008A		5.00%		11/15/15	2,275,000	2,288,232
General RB Series 2010A1		5.00%		11/15/15	5,650,000	5,683,416
General RB Series 2012A		5.00%		11/15/15	175,000	176,023
General RB Series 2013C		3.00%		11/15/15	2,460,000	2,468,479
General Refunding RB Series 2002B		5.25%		11/15/15	3,895,000	3,919,022
General Refunding RB Series 2011A		5.00%		01/01/16	775,000	784,061
Sub RB (MTA Bridges & Tunnels) Series 2008D		5.00%		11/15/15	400,000	402,298
Sub RB Series 2003A		5.25%		11/15/15	1,760,000	1,770,678
Vestal
BAN 2015		1.25%		05/13/16	5,215,000	5,245,026
West Seneca
BAN 2015		2.00%		07/28/16	13,180,000	13,347,708
Total Fixed-Rate Securities
(Cost $744,737,843)						744,737,843

Variable-Rate Securities 63.7% of net assets
New York 61.7%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.05%		10/07/15	5,520,000	5,520,000
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/15	3,375,000	3,375,000
Build NYC Resource Corp
RB (Asia Society) Series 2015 (LOC: TD Bank NA)		0.01%		10/07/15	3,000,000	3,000,000
    7

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.02%		10/07/15	10,000,000	10,000,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.02%		10/07/15	12,000,000	12,000,000
East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/15	13,220,000	13,220,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC Bank USA)		0.02%		10/07/15	4,265,000	4,265,000
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/15	8,935,000	8,935,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1 (LOC: State Street Bank & Trust Co NA)		0.01%		10/07/15	6,525,000	6,525,000
Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	8,055,000	8,055,000
Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.03%		10/07/15	5,000,000	5,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.03%		10/07/15	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	6,665,000	6,665,000
Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a,c	0.03%		10/07/15	29,500,000	29,500,000
Transportation RB Series 2015E4 (LOC: Bank of the West)		0.02%		10/07/15	7,000,000	7,000,000
Monroe Cnty IDA
Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/15	1,360,000	1,360,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)	c	0.02%		10/07/15	15,705,000	15,705,000
Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	485,000	485,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	8,700,000	8,700,000
GO Bonds Fiscal 2008 Series D4 (LIQ: Bank of Montreal)		0.02%		10/07/15	7,050,000	7,050,000
GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Co NA)	a,c	0.02%		10/07/15	18,695,000	18,695,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,660,000	6,660,000
GO Bonds Fiscal 2009 Series H1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.02%		10/07/15	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series D1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	2,500,000	2,500,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.02%		10/07/15	13,500,000	13,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: Citibank, NA)	a	0.02%		10/07/15	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,635,000	2,635,000
8

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	8,000,000	8,000,000
M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)		0.02%		10/07/15	32,670,000	32,670,000
M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.01%		10/07/15	3,800,000	3,800,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: Fannie Mae)		0.02%		10/07/15	4,035,000	4,035,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: Fannie Mae)		0.02%		10/07/15	3,490,000	3,490,000
M/F Mortgage RB (461 Dean St) Series 2012A (LOC: Bank of New York Mellon)		0.01%		10/07/15	2,600,000	2,600,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: Fannie Mae)		0.02%		10/07/15	4,200,000	4,200,000
New York City IDA
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMorgan Chase Bank, NA)		0.22%		10/07/15	1,050,000	1,050,000
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series F1A (LIQ: Wells Fargo Bank, NA)		0.01%		10/07/15	5,000,000	5,000,000
Water & Sewer System RB Fiscal 2006 Series AA1B (LIQ: Cal St Teachers Retirement Sys)		0.01%		10/01/15	3,645,000	3,645,000
Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.02%		10/07/15	11,500,000	11,500,000
Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.04%		10/07/15	8,125,000	8,125,000
Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.12%		10/07/15	8,700,000	8,700,000
Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	10,515,000	10,515,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	11,330,000	11,330,000
Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	19,640,000	19,640,000
Water & Sewer System Second General Resolution RB Fiscal 2011 Series EE (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	6,175,000	6,175,000
Water & Sewer System Second General Resolution RB Fiscal 2012 Series BB (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	2,000,000	2,000,000
Water & Sewer System Second General Resolution RB Fiscal 2014 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	4,000,000	4,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.03%		10/07/15	6,000,000	6,000,000
Building Aid RB Fiscal 2009 Series S4 (LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	16,435,000	16,435,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: Citibank, NA)	a	0.03%		10/07/15	8,000,000	8,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: Toronto-Dominion Bank)	a	0.03%		10/07/15	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	7,495,000	7,495,000
Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (ESCROW/LIQ: Credit Suisse AG)	a	0.02%		10/07/15	6,000,000	6,000,000
    9

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	11,000,000	11,000,000
Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	4,835,000	4,835,000
Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	10,900,000	10,900,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,240,000	3,240,000
Future Tax Secured Sub Bonds Fiscal 2014 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	5,780,000	5,780,000
Future Tax Secured Sub Bonds Fiscal 2015 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	2,000,000	2,000,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1		0.03%	10/01/15	02/26/16	17,225,000	17,225,000
Refunding RB (American Museum of Natural History) Series 2014B2		0.03%	10/01/15	06/10/16	13,490,000	13,490,000
New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	6,015,000	6,015,000
New York State Dormitory Auth
Insured RB (St. John's Univ) Series 2007C (GTY/LIQ: State Street Bank & Trust Co NA)	a,c	0.02%		10/07/15	26,020,000	26,020,000
Mental Health Services Facilities RB Series 2003D2F (LIQ: JPMorgan Chase Bank, NA)		0.02%		10/07/15	3,460,000	3,460,000
RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.02%		10/07/15	7,200,000	7,200,000
RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.03%		10/07/15	8,535,000	8,535,000
RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.02%		10/07/15	6,000,000	6,000,000
RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.05%		10/07/15	9,865,000	9,865,000
RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.02%		10/07/15	12,800,000	12,800,000
RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.02%		10/07/15	5,400,000	5,400,000
RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.02%		10/07/15	3,125,000	3,125,000
RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.03%		10/07/15	9,900,000	9,900,000
RB (Royal Charter Properties-East) Series 2006A (LOC: Fannie Mae)		0.01%		10/07/15	800,000	800,000
RB (Univ of Rochester) Series 2006A1 (LOC: Barclays Bank Plc)		0.01%		10/07/15	5,400,000	5,400,000
RB (Univ of Rochester) Series 2006B1 (LOC: Barclays Bank Plc)		0.01%		10/07/15	4,530,000	4,530,000
State Personal Income Tax RB Series 2006C (ESCROW/LIQ: Citibank, NA)	a	0.03%		10/07/15	25,500,000	25,500,000
State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.05%		10/07/15	5,000,000	5,000,000
State Personal Income Tax RB Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	8,000,000	8,000,000
State Sales Tax RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	3,300,000	3,300,000
10

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	6,600,000	6,600,000
Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,500,000	2,500,000
New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.01%		10/07/15	5,400,000	5,400,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)	c	0.02%		10/07/15	66,175,000	66,175,000
Housing RB (33 Bond St) Series 2014A (LOC: Manufacturers & Traders Trust Co)		0.01%		10/07/15	6,900,000	6,900,000
Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.01%		10/07/15	3,955,000	3,955,000
Housing RB (625 W 57th St) Series 2014A (LOC: Bank of New York Mellon)		0.01%		10/07/15	4,200,000	4,200,000
Housing RB (625 W 57th St) Series 2015A1 (LOC: Bank of New York Mellon)		0.01%		10/07/15	15,715,000	15,715,000
Housing RB (625 W 57th St) Series 2015A2 (LOC: Bank of New York Mellon)		0.01%		10/07/15	5,000,000	5,000,000
Housing RB (Biltmore Tower) Series 2002A (LOC: Fannie Mae)		0.02%		10/07/15	3,000,000	3,000,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.02%		10/07/15	5,800,000	5,800,000
Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.01%		10/07/15	3,500,000	3,500,000
Housing RB (Related 205 E 92nd St) Series 2014A (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	3,150,000	3,150,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: Freddie Mac)		0.05%		10/07/15	10,700,000	10,700,000
Housing RB (Riverside Center 2) Series 2015A1 (LOC: Bank of America, NA)		0.02%		10/07/15	10,000,000	10,000,000
Housing RB (West Village Apts) Series 2008A (LOC: Citibank, NA)		0.02%		10/07/15	6,100,000	6,100,000
Housing RB Series 2006A (LOC: Fannie Mae)		0.04%		10/07/15	10,900,000	10,900,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: Royal Bank of Canada)		0.02%		10/01/15	18,500,000	18,500,000
Homeowner Mortgage RB Series 147 (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	15,420,000	15,420,000
Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.02%		10/07/15	18,980,000	18,980,000
New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.02%		10/07/15	19,260,000	19,260,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/07/15	9,355,000	9,355,000
State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.05%		10/07/15	3,200,000	3,200,000
State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	4,995,000	4,995,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	7,700,000	7,700,000
State Personal Income Tax RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	7,500,000	7,500,000
Port Auth of New York & New Jersey
Consolidated Bonds 141st Series (LIQ: Citibank, NA)	a	0.06%		10/07/15	18,165,000	18,165,000
Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	750,000	750,000
Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	9,990,500	9,990,500
Consolidated Bonds 179th Series (LIQ: Citibank, NA)	a	0.03%		10/07/15	2,580,000	2,580,000
    11

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/15	7,365,000	7,365,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,140,000	3,140,000
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/07/15	3,240,000	3,240,000
Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.02%		10/07/15	6,815,000	6,815,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	13,000,000	13,000,000
General RB Series 2003B1 (LOC: PNC Bank NA)		0.01%		10/07/15	3,000,000	3,000,000
General RB Series 2003B3 (LOC: Wells Fargo Bank, NA)		0.01%		10/01/15	1,000,000	1,000,000
General RB Series 2008C (LIQ: Bank of America, NA)	a	0.07%		10/07/15	3,000,000	3,000,000
General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	6,500,000	6,500,000
General RB Series 2013C (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	6,665,000	6,665,000
General Refunding RB Series 2005B2 (LOC: Wells Fargo Bank, NA)		0.01%		10/01/15	2,900,000	2,900,000
General Refunding RB Series 2005B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	7,650,000	7,650,000
Sub RB (MTA Bridge & Tunnels) Series 2000ABCD2	c	0.19%	10/01/15	01/01/16	29,200,000	29,207,964
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,355,000	3,355,000
Restructuring Bonds Series 2013TE17 (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	6,650,000	6,650,000
Restructuring Bonds Series 2013TE17 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	21,665,000	21,665,000
						1,142,918,464
Other Investments 2.0%
BlackRock Muni New York Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.11%		10/07/15	6,700,000	6,700,000
BlackRock New York Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (GTY/LIQ: Barclays Bank Plc)	a	0.11%		10/07/15	22,100,000	22,100,000
BlackRock New York Municipal Income Quality Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.11%		10/07/15	3,000,000	3,000,000
BlackRock New York Municipal Income Trust II
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.11%		10/07/15	5,000,000	5,000,000
						36,800,000
Total Variable-Rate Securities
(Cost $1,179,718,464)						1,179,718,464

End of Investments.

12

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

At 09/30/15, the tax basis cost of the fund's investments was $1,924,456,307.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $650,430,500 or 35.1% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
    13

The Charles Schwab Family of Funds
Schwab New Jersey Municipal Money Fund™
(formerly, Schwab New Jersey AMT Tax-Free Money Fund)
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
35.1%	Fixed-Rate Securities	205,870,387	205,870,387
63.0%	Variable-Rate Securities	370,240,000	370,240,000
98.1%	Total Investments	576,110,387	576,110,387
1.9%	Other Assets and Liabilities, Net		11,234,548
100.0%	Net Assets		587,344,935

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 35.1% of net assets
New Jersey 34.6%
Bergen Cnty
BAN		1.25%		12/23/15	940,000	942,304
Bloomfield Township
BAN		1.25%		01/15/16	2,156,556	2,161,982
Burlington Cnty
GO Bonds Series 2013A		2.00%		05/15/16	250,000	252,514
Burlington Cnty Bridge Commission
Bridge System RB Series 2013		3.00%		10/01/15	550,000	550,000
Cnty Guaranteed Pooled Loan RB Series 2013A		3.00%		12/01/15	1,245,000	1,250,844
East Brunswick
BAN		1.00%		03/18/16	9,000,000	9,030,420
Elizabeth
BAN Series 2015		1.25%		04/08/16	2,350,000	2,362,037
Englewood
BAN Series 2015A		1.25%		04/08/16	5,000,000	5,026,132
Essex Cnty
BAN Series 2015		2.00%		09/16/16	5,000,000	5,084,144
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014V1		1.00%		11/25/15	8,000,000	8,008,402
Cnty-Guaranteed Pooled Notes Series 2015X1A		2.00%		07/06/16	1,300,000	1,314,785
Livingston Township
BAN		1.00%		02/01/16	1,500,000	1,503,857
Margate City
BAN Series 2015		2.00%		07/19/16	5,500,000	5,563,272
Middlesex Cnty
BAN		1.25%		06/03/16	7,000,000	7,045,716
GO Bonds Series 2009A		3.00%		01/15/16	250,000	251,901
GO Refunding Bonds Series 2010		4.00%		12/15/15	1,220,000	1,229,643
    1

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Middlesex Cnty Improvement Auth
Capital Equipment & Improvement RB Series 2013		3.00%		10/15/15	995,000	996,064
RB Series 2014		2.00%		09/15/16	760,000	772,465
RB Series 2015		1.50%		09/15/16	1,485,000	1,500,415
Monmouth Cnty Improvement Auth
Capital Equipment Pooled Lease RB Series 2011		3.00%		10/01/16	645,000	662,131
Capital Equipment Pooled Lease RB Series 2013		4.00%		10/01/15	400,000	400,000
Governmental Pooled Loan Refunding RB Series 2015		1.50%		02/01/16	865,000	868,457
New Jersey Economic Development Auth
Cigarette Tax RB Series 2004 (ESCROW)		5.50%		06/15/16	5,855,000	6,068,266
School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/15	5,120,000	5,172,951
School Facilities Construction Refunding Bonds Series 2008W (ESCROW)		5.00%		03/01/16	1,150,000	1,172,339
New Jersey Educational Facilities Auth
CP (Princeton Univ) Series 1997A		0.03%		10/01/15	30,000,000	30,000,000
Refunding RB (Princeton Univ) Series 2008K		5.00%		07/01/16	680,000	703,919
New Jersey Health Care Facilities Financing Auth
Health System RB (Catholic Health East) Series 2010		5.00%		11/15/15	1,245,000	1,252,152
RB (Hunterdon Medical Center) Series 2006A (ESCROW)		5.13%		07/01/16	1,950,000	2,021,360
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B (ESCROW)		5.25%		12/15/15	16,180,000	16,348,287
North Bergen Township
BAN		1.25%		04/01/16	1,800,000	1,809,198
Port Auth of New York & New Jersey
CP Series B		0.08%		10/07/15	3,500,000	3,500,000
CP Series B		0.08%		10/08/15	2,500,000	2,500,000
CP Series B		0.08%		11/05/15	12,400,000	12,400,000
CP Series B		0.08%		11/10/15	2,400,000	2,400,000
CP Series B		0.05%		12/03/15	500,000	500,000
CP Series B		0.05%		12/22/15	14,700,000	14,700,000
Robbinsville
BAN		1.50%		07/29/16	10,000,000	10,092,674
Rutgers State Univ
CP Series A&B (LIQ: Wells Fargo Bank, NA)		0.07%		01/06/16	800,000	800,000
GO Bonds Series 2010I		3.00%		05/01/16	120,000	121,839
Sea Isle City
BAN Series 2015A		2.00%		07/21/16	5,000,000	5,060,326
Sparta Township
BAN 2015		0.75%		10/30/15	7,839,000	7,842,351
Stafford Township
BAN		1.50%		05/13/16	5,800,000	5,837,250
Summit
BAN		1.00%		10/23/15	500,400	500,653
Union Cnty
BAN		2.00%		06/24/16	5,000,000	5,060,678
West Milford
BAN		1.50%		09/23/16	3,456,950	3,490,933
Woodbridge
BAN		1.50%		08/19/16	5,000,000	5,050,979
General Refunding Bonds Series 2014		3.00%		02/01/16	2,125,000	2,145,070
						203,328,710
2

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida 0.1%
Miami-Dade Cnty
Water & Sewer System RB Series 2008B		5.00%		10/01/15	305,000	305,000
Massachusetts 0.1%
Stoneham
BAN		1.00%		10/23/15	500,000	500,241
Oregon 0.1%
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C		5.00%		10/01/15	450,000	450,000
Texas 0.1%
Birdville ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		0.35%		02/15/16	235,000	234,692
Garland ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		4.00%		02/15/16	165,000	167,233
Lovejoy ISD
ULT GO & Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	375,000	378,730
						780,655
Washington 0.1%
Washington
GO Refunding Bonds Series 2007RA		5.00%		01/01/16	500,000	505,781
Total Fixed-Rate Securities
(Cost $205,870,387)						205,870,387

Variable-Rate Securities 63.0% of net assets
New Jersey 54.3%
Delaware River Port Auth
Refunding RB Series 2008A (LOC: Bank of America, NA)		0.01%		10/07/15	665,000	665,000
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.01%		10/07/15	7,420,000	7,420,000
Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.02%		10/07/15	3,545,000	3,545,000
Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.01%		10/07/15	3,600,000	3,600,000
Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.01%		10/01/15	13,765,000	13,765,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	4,000,000	4,000,000
Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.07%		10/07/15	5,715,000	5,715,000
RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.01%		10/07/15	7,600,000	7,600,000
RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.01%		10/07/15	2,605,000	2,605,000
RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.01%		10/07/15	10,000,000	10,000,000
Refunding RB (Crane's Mill) Series 2005B (LOC: TD Bank NA)		0.02%		10/07/15	10,115,000	10,115,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	21,395,000	21,395,000
    3

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008B (LOC: Bank of America, NA)		0.01%		10/07/15	14,500,000	14,500,000
RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.01%		10/07/15	22,760,000	22,760,000
RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	2,300,000	2,300,000
RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/15	2,905,000	2,905,000
RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	3,000,000	3,000,000
RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)		0.01%		10/07/15	16,800,000	16,800,000
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD Bank NA)		0.01%		10/07/15	7,500,000	7,500,000
RB (RW Johnson Univ Hospital) Series 2013B (LOC: Wells Fargo Bank, NA)		0.01%		10/07/15	28,340,000	28,340,000
RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.02%		10/07/15	11,205,000	11,205,000
RB Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.02%		10/07/15	16,240,000	16,240,000
Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.01%		10/07/15	5,800,000	5,800,000
New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.01%		10/07/15	8,515,000	8,515,000
S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.01%		10/07/15	25,535,000	25,535,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.03%		10/07/15	11,470,000	11,470,000
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	430,000	430,000
New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.16%		10/07/15	14,500,000	14,500,000
Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.03%		10/07/15	8,740,000	8,740,000
Rutgers State Univ
GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	6,335,000	6,335,000
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.03%		10/07/15	7,700,000	7,700,000
GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.03%		10/07/15	6,740,000	6,740,000
Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.01%		10/01/15	750,000	750,000
Refunding RB (Exxon) Series 1994		0.01%		10/01/15	6,400,000	6,400,000
						318,890,000
Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas SA)		0.08%		10/07/15	2,465,000	2,465,000
Delaware 0.8%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.01%		10/01/15	4,585,000	4,585,000
District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.08%		10/07/15	1,265,000	1,265,000
4

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida 1.1%
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.01%		10/07/15	6,435,000	6,435,000
Georgia 2.4%
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety International) Series 1999B		0.02%		10/07/15	8,150,000	8,150,000
Macon Water Auth
Water & Sewer RB Series 2012		0.02%		10/07/15	6,000,000	6,000,000
						14,150,000
Indiana 0.1%
Indiana Finance Auth
RB (Ascension Health) Series 2008E4		0.01%		10/07/15	700,000	700,000
Massachusetts 0.3%
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		10/07/15	2,000,000	2,000,000
New York 0.2%
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2016 Series A4 (LIQ: Bank of America, NA)		0.01%		10/01/15	1,045,000	1,045,000
Texas 0.6%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.01%		10/01/15	3,405,000	3,405,000
Other Investments 2.6%
Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.12%		10/07/15	5,300,000	5,300,000
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.12%		10/07/15	10,000,000	10,000,000
						15,300,000
Total Variable-Rate Securities
(Cost $370,240,000)						370,240,000

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $576,110,387.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $102,325,000 or 17.4% of net assets.

    5

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
6

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
26.8%	Fixed-Rate Securities	122,434,589	122,434,589
72.9%	Variable-Rate Securities	333,382,042	333,382,042
99.7%	Total Investments	455,816,631	455,816,631
0.3%	Other Assets and Liabilities, Net		1,209,545
100.0%	Net Assets		457,026,176

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 26.8% of net assets
Pennsylvania 23.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/16	105,000	109,428
RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/16	200,000	206,426
RB (Univ of Pittsburgh Medical Center) Series 2010A		5.00%		05/15/16	370,000	380,665
RB (Univ of Pittsburgh Medical Center) Series 2011A		4.00%		10/15/15	930,000	931,322
Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC Bank NA)		0.35%		12/01/15	6,800,000	6,800,000
Monroeville Finance Auth
RB (Univ of Pittsburgh Medical Center) Series 2012		4.00%		02/15/16	1,430,000	1,449,891
Pennsylvania
GO Bonds First Series 2007A		5.00%		11/01/15	600,000	602,449
GO Bonds First Series 2008		5.00%		05/15/16	1,460,000	1,501,452
GO Bonds First Series 2013		5.00%		04/01/16	640,000	654,915
GO Bonds Second Series 2005		5.00%		01/01/16	1,050,000	1,062,349
GO Bonds Second Series 2006		5.00%		03/01/16	150,000	152,861
GO Bonds Second Series 2007A		5.00%		08/01/16	140,000	145,360
GO Bonds Second Series 2013		5.00%		10/15/16	275,000	288,102
GO Bonds Second Series 2015		5.00%		08/15/16	2,000,000	2,082,769
GO Third Refunding Bonds Series 2004		5.38%		07/01/16	775,000	803,716
Refunding GO Bonds First Series 2006		4.00%		09/01/16	300,000	309,851
Refunding GO Bonds Second Series 2009		5.00%		07/01/16	300,000	310,428
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012A		4.00%		07/01/16	150,000	154,178
Pennsylvania HFA
S/F Mortgage RB Series 2007-100B		4.00%		10/01/15	1,100,000	1,100,000
S/F Mortgage RB Series 2007-97B		3.90%		10/01/15	75,000	75,000
    1

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage RB Series 2009 105B		2.90%		04/01/16	100,000	101,071
S/F Mortgage RB Series 2010-108B		2.35%		10/01/15	450,000	450,000
S/F Mortgage RB Series 2010-110A		2.95%		10/01/15	450,000	450,000
S/F Mortgage RB Series 2012-114B		1.05%		04/01/16	2,340,000	2,347,236
S/F Mortgage RB Series 2013-115A		1.00%		10/01/15	595,000	595,000
S/F Mortgage RB Series 2015-116A		0.19%		10/01/15	1,405,000	1,405,000
S/F Mortgage RB Series 2015-116A		0.55%		04/01/16	580,000	580,545
S/F Mortgage RB Series 2015-117A		0.50%		04/01/16	1,175,000	1,175,000
Pennsylvania State Univ
Refunding Bonds Series 2009B		0.29%		06/01/16	12,500,000	12,500,000
Philadelphia
Airport Revenue CP Series B3 (LOC: Wells Fargo Bank, NA)		0.08%		12/10/15	5,200,000	5,200,000
TRAN 2015-2016 Series A		2.00%		06/30/16	4,880,000	4,942,413
Philadelphia Gas Works
Gas Works Revenue CP Series G1 & Revenue Capital Notes CP Sub Series 1 (LOC: JPMorgan Chase Bank, NA)		0.08%		01/06/16	9,265,000	9,265,000
Shamokin-Coal Township Joint Sewer Auth
Guaranteed Sewer RB Series 2006 (ESCROW)		5.00%		07/01/16	5,340,000	5,530,981
Univ of Pittsburgh
PITT Asset Notes Series 2015		2.00%		08/02/16	6,900,000	6,997,527
Univ Capital & Refunding Bonds Series 2007B		0.07%		11/02/15	4,800,000	4,800,000
Univ Refunding Bonds Series 2005C		0.07%		10/01/15	20,000,000	20,000,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.50%		07/01/16	3,000,000	3,000,000
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.50%		07/01/16	7,500,000	7,500,000
						105,960,935
Connecticut 0.1%
Connecticut
GO Bonds Series 2006A		5.00%		12/15/15	150,000	151,454
GO Bonds Series 2006D		5.00%		11/01/15	250,000	250,957
GO Bonds Series 2010B		5.00%		12/01/15	135,000	136,029
						538,440
District of Columbia 0.2%
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A		5.00%		10/01/15	880,000	880,000
Florida 0.5%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2010A		5.00%		01/01/16	250,000	252,955
JEA
Electric System RB Series Three 2010D		4.00%		10/01/15	225,000	225,000
Electric System Sub RB Series 2009G		3.75%		10/01/15	100,000	100,000
Electric System Sub RB Series 2013D		3.00%		10/01/15	1,400,000	1,400,000
Tampa Bay Water
Utility System Refunding RB Series 2004		5.25%		10/01/15	400,000	400,000
						2,377,955
2

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hawaii 0.1%
Hawaii
GO Refunding Bonds Series 2009DT		4.00%		11/01/15	200,000	200,635
Idaho 0.3%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID		0.07%		12/01/15	1,400,000	1,400,000
Illinois 0.1%
Illinois Finance Auth
RB (Trinity Health) Series 2011IL		3.00%		12/01/15	200,000	200,856
Louisiana 0.0%
Louisiana
GO Refunding Bonds Series 2010B		4.00%		11/15/15	175,000	175,802
Massachusetts 0.1%
Stoneham
BAN		1.00%		10/23/15	500,000	500,241
Mississippi 0.1%
Mississippi
GO Refunding Bonds Series 2003A		5.25%		11/01/15	500,000	502,076
Ohio 0.2%
Ohio
Hospital RB (Cleveland Clinic) Series 2008A		5.00%		01/01/16	225,000	227,605
Hospital Refunding RB (Cleveland Clinic) Series 2011A		5.00%		01/01/16	650,000	657,531
						885,136
Oregon 0.0%
Philomath School District No. 17J
GO Bonds Series 2010C (GTY: Oregon)		3.00%		06/15/16	100,000	101,826
South Carolina 0.5%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	940,000	950,973
Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	1,050,000	1,062,405
						2,013,378
Texas 0.3%
George West ISD
ULT GO Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		02/15/16	325,000	326,932
Houston ISD
LT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		08/15/16	150,000	155,917
North East ISD
ULT GO Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		3.00%		02/01/16	600,000	605,442
Texas Public Finance Auth
GO & Refunding Bonds Series 2008A		5.00%		10/01/15	450,000	450,000
						1,538,291
    3

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 0.3%
Metropolitan Washington Airports Auth
Airport System RB Series 2007B		5.00%		10/01/15	300,000	300,000
Airport System Refunding RB Series 2007A		5.00%		10/01/15	950,000	950,000
						1,250,000
Washington 0.8%
Auburn SD No. 408
ULT GO & Refunding Bonds Series 2014 (GTY: Washington)		3.00%		12/01/15	100,000	100,455
Dieringer SD No. 343
ULT GO Refunding Bonds Series 2010 (GTY: Washington)		2.25%		12/01/15	100,000	100,313
Eatonville SD No. 404
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	100,286
Everett SD No. 2
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		5.63%		12/01/15	100,000	100,897
ULT GO Bonds Series 2009A (GTY: Washington)		3.00%		12/01/15	150,000	150,680
Evergreen SD No. 114
ULT GO Refunding Bonds 2010 (GTY: Washington)		4.00%		12/01/15	515,000	518,122
Federal Way SD No. 210
ULT GO Bonds 2008 (GTY: Washington)		5.00%		12/01/15	150,000	151,191
Kent SD No. 415
ULT GO Refunding Bonds Series 2012A (GTY: Washington)		4.00%		12/01/15	600,000	603,762
King Cnty
LT GO & Refunding Bonds Series 2014C		2.00%		12/01/15	175,000	175,490
Olympia SD No. 111
ULT GO Refunding Bonds Series 2005B (GTY: Washington)		5.00%		12/01/15	500,000	503,980
Ridgefield SD No. 122
ULT GO Bonds 2012 (GTY: Washington)		3.00%		12/01/15	120,000	120,545
Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	100,000	100,450
Washington
GO Bonds Series 2008C		5.00%		01/01/16	750,000	758,996
GO Refunding Bonds Series R2011A		5.00%		01/01/16	220,000	222,594
Motor Vehicle Fuel Tax GO Bonds Series 2007D		4.50%		01/01/16	100,000	101,028
						3,808,789
Wisconsin 0.0%
Wisconsin
GO Refunding Bonds Series 2009-1		3.00%		11/01/15	100,000	100,229
Total Fixed-Rate Securities
(Cost $122,434,589)						122,434,589

Variable-Rate Securities 72.9% of net assets
Pennsylvania 66.8%
Adams Cnty IDA
IDRB (Say Plastics) Series 2007A (LOC: Wells Fargo Bank, NA)		0.20%		10/07/15	1,640,000	1,640,000
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.02%		10/07/15	3,520,000	3,520,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		10/07/15	20,000,000	20,000,000
4

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC Bank NA)		0.02%		10/07/15	4,000,000	4,000,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD Bank NA)		0.01%		10/07/15	6,435,000	6,435,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.03%		10/07/15	24,480,000	24,480,000
Dallastown Area SD
GO Notes Series 2015		1.26%	10/01/15	04/15/16	5,155,000	5,180,681
Delaware Cnty IDA
Airport Facilities Refunding RB (UPS) Series 2015		0.01%		10/01/15	6,300,000	6,300,000
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/15	315,000	315,000
Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.01%		10/07/15	3,770,000	3,770,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.04%		10/07/15	3,480,000	3,480,000
Fayette Cnty Hospital Auth
Hospital RB (Fayette Regional Health) Series 2007A (LOC: PNC Bank NA)		0.02%		10/07/15	1,750,000	1,750,000
Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.03%		10/07/15	7,080,000	7,080,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.03%		10/07/15	4,795,000	4,795,000
Health System RB (Geisinger Health) Series 2013B (LIQ: TD Bank NA)		0.01%		10/01/15	5,535,000	5,535,000
Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC Bank NA)		0.03%		10/07/15	6,800,000	6,800,000
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.01%		10/01/15	4,515,000	4,515,000
RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/15	3,825,000	3,825,000
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/15	10,930,000	10,930,000
Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.02%		10/07/15	3,900,000	3,900,000
Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	3,000,000	3,000,000
Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	3,500,000	3,500,000
GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		10/07/15	11,000,000	11,000,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.03%		10/07/15	4,500,000	4,500,000
S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.03%		10/07/15	6,910,000	6,910,000
S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/07/15	3,335,000	3,335,000
S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.04%		10/07/15	6,045,000	6,045,000
S/F Mortgage RB Series 2005-88C (LIQ: TD Bank NA)		0.04%		10/07/15	8,120,000	8,120,000
    5

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/07/15	18,000,000	18,000,000
S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.09%		10/07/15	191,361	191,361
S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		10/07/15	4,915,000	4,915,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/15	4,510,000	4,510,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.05%		10/07/15	5,500,000	5,500,000
RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.01%		10/07/15	3,500,000	3,500,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.02%		10/07/15	6,905,000	6,905,000
Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.03%		10/07/15	13,985,000	13,985,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.04%		10/07/15	8,775,000	8,775,000
Philadelphia IDA
Lease Refunding RB Series 2007B2 (LOC: TD Bank NA)		0.01%		10/07/15	4,645,000	4,645,000
Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.03%		10/07/15	6,505,000	6,505,000
Philadelphia SD
GO Refunding Bonds Series 2009C (LOC: TD Bank NA)		0.01%		10/07/15	4,435,000	4,435,000
GO Refunding Bonds Series 2010F (LOC: Barclays Bank Plc)		0.02%		10/07/15	2,200,000	2,200,000
St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.01%		10/07/15	14,700,000	14,700,000
Univ of Pittsburgh
Univ Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	500,000	500,000
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.06%		10/07/15	11,620,000	11,620,000
Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.01%		10/07/15	13,740,000	13,740,000
Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.02%		10/07/15	2,000,000	2,000,000
Hospital RB (Washington Hospital) Series 2008A (LOC: PNC Bank NA)		0.01%		10/01/15	4,035,000	4,035,000
						305,322,042
Alabama 0.6%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.09%		10/07/15	980,000	980,000
Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: Comerica Bank)		0.10%		10/07/15	1,635,000	1,635,000
						2,615,000
Alaska 0.8%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.03%		10/01/15	3,820,000	3,820,000
6

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 0.0%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.04%		10/07/15	100,000	100,000
Florida 0.8%
Brevard Cnty HFA
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: Fannie Mae)		0.04%		10/07/15	2,440,000	2,440,000
Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.08%		10/07/15	1,100,000	1,100,000
						3,540,000
Illinois 0.5%
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: Northern Trust Co)		0.07%		10/07/15	2,200,000	2,200,000
North Carolina 0.1%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.08%		10/07/15	785,000	785,000
Texas 0.5%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.07%		10/07/15	1,500,000	1,500,000
Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2000		0.01%		10/01/15	800,000	800,000
						2,300,000
Other Investments 2.8%
Nuveen Ohio Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.11%		10/07/15	4,200,000	4,200,000
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		10/07/15	8,500,000	8,500,000
						12,700,000
Total Variable-Rate Securities
(Cost $333,382,042)						333,382,042

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $455,816,631.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $94,986,361 or 20.8% of net assets.

    7

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
8

The Charles Schwab Family of Funds
Schwab Massachusetts Municipal Money Fund™
(formerly, Schwab Massachusetts AMT Tax-Free Money Fund)
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
40.0%	Fixed-Rate Securities	165,522,945	165,522,945
61.2%	Variable-Rate Securities	253,610,000	253,610,000
101.2%	Total Investments	419,132,945	419,132,945
(1.2%)	Other Assets and Liabilities, Net		(4,806,476)
100.0%	Net Assets		414,326,469

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 40.0% of net assets
Massachusetts 39.3%
Berlin-Boylston Regional SD
ULT GO BAN		1.00%		12/11/15	2,000,000	2,002,910
Boston Water & Sewer Commission
CP BAN Series A (LOC: State Street Bank & Trust Co NA)		0.07%		01/07/16	1,600,000	1,600,000
East Bridgewater
BAN		1.50%		03/11/16	1,775,000	1,785,042
Easton
GO BAN		2.00%		08/19/16	1,845,000	1,871,441
Essex North Shore Technical & Agricultural SD
GO BAN		1.25%		06/17/16	2,500,000	2,514,661
Fall River
GO BAN		1.25%		02/12/16	4,300,000	4,314,943
Franklin
GO BAN		1.50%		05/20/16	1,000,000	1,007,323
Haverhill
GO State Qualified Deficit Financing BAN		1.00%		12/01/15	3,000,000	3,003,851
GO State Qualified Deficit Financing BAN		2.00%		09/01/16	3,000,000	3,044,708
Hingham
GO BAN		1.50%		05/21/16	1,000,000	1,007,678
Marblehead
ULT GO BAN		2.00%		08/05/16	3,000,000	3,042,912
Marshfield
GO BAN		2.00%		07/29/16	3,000,000	3,041,191
Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/15	725,000	728,210
GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/15	5,705,000	5,730,754
GO Bonds Consolidated Loan Series 2006D		5.00%		08/01/16	400,000	415,567
GO Bonds Consolidated Loan Series 2007B		5.00%		11/01/15	1,630,000	1,636,644
    1

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/16	155,000	160,203
GO Bonds Consolidated Loan Series 2010C		4.00%		12/01/15	900,000	905,556
GO Bonds Consolidated Loan Series 2010C		5.00%		12/01/15	150,000	151,145
GO Bonds Consolidated Loan Series 2011E		5.00%		12/01/15	1,300,000	1,310,403
GO Refunding Bonds Series 2003D		5.50%		10/01/15	1,720,000	1,720,000
GO Refunding Bonds Series 2004B		5.25%		08/01/16	585,000	608,839
GO Refunding Bonds Series 2007A		4.00%		11/01/15	100,000	100,318
GO Refunding Bonds Series 2008A		5.00%		09/01/16	115,000	119,835
GO Refunding Bonds Series 2010B		4.00%		12/01/15	605,000	608,725
GO Refunding Bonds Series 2014C		3.00%		08/01/16	2,445,000	2,499,072
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		10/01/15	10,915,000	10,915,000
Sr Sales Tax Bonds Series 2004C		5.50%		07/01/16	325,000	336,979
Sr Sales Tax Bonds Series 2014A		3.00%		07/01/16	100,000	101,984
Massachusetts Clean Water Trust
State Revolving Fund Refunding Bonds Series 2009A		3.00%		08/01/16	200,000	204,409
Massachusetts Development Finance Agency
M/F Housing RB (New Hadley) Series 2015 (ESCROW)		0.35%		04/01/16	5,000,000	5,000,000
RB (Partners Healthcare) Series 2011K4		5.00%		01/14/16	2,675,000	2,712,526
RB (Partners Healthcare) Series 2012L		3.00%		07/01/16	100,000	101,969
RB (Partners HealthCare) Series 2012L		5.00%		07/01/16	575,000	594,892
Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2009A		4.00%		11/15/15	1,000,000	1,004,774
RB (Harvard Univ) Series 2009A		5.00%		11/15/15	1,100,000	1,106,405
RB (Harvard Univ) Series 2010A		5.00%		12/15/15	575,000	580,518
RB (MIT) Series M		5.25%		07/01/16	1,875,000	1,946,006
RB (Partners Healthcare) Series 2010J2		4.00%		07/01/16	100,000	102,717
RB (Partners HealthCare) Series 2010J2		5.00%		07/01/16	200,000	206,891
RB (Simmons College) Series 2009I (ESCROW)		8.00%		10/01/15	2,950,000	2,950,000
Revenue Notes (Harvard Univ) Series EE		0.03%		10/01/15	10,000,000	10,000,000
Revenue Notes (Harvard Univ) Series EE		0.03%		10/05/15	6,900,000	6,900,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2009A		4.00%		05/15/16	180,000	183,950
Sub Dedicated Sales Tax CP BAN Series A (LOC: Bank of America, NA)		0.09%		10/05/15	6,000,000	6,000,000
Sub Dedicated Sales Tax CP BAN Series C (LOC: Barclays Bank Plc)		0.12%		10/06/15	5,000,000	5,000,000
Sub Dedicated Sales Tax CP BAN Series C (LOC: Barclays Bank Plc)		0.08%		11/03/15	10,000,000	10,000,000
Massachusetts Water Resources Auth
CP Series 1999 (LOC: State Street Bank & Trust Co NA)		0.04%		12/03/15	6,000,000	6,000,000
Methuen
BAN		2.00%		08/05/16	1,415,000	1,433,546
Middleborough
GO BAN	(b)	1.25%		10/07/16	4,122,079	4,156,746
Millis
GO BAN		2.00%		08/01/16	1,931,000	1,956,608
Nantucket
GO BAN		0.75%		11/13/15	2,417,912	2,419,636
New Bedford
GO BAN		1.25%		02/05/16	4,000,000	4,014,431
Newburyport
ULT GO BAN		1.00%		10/23/15	4,520,109	4,522,420
2

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Plymouth
GO BAN		1.50%		05/04/16	4,529,000	4,562,714
Quincy
GO BAN		2.00%		07/15/16	2,000,000	2,026,412
Salisbury
GO BAN		1.25%		03/24/16	3,154,700	3,169,281
Stoneham
BAN		1.00%		10/23/15	2,250,000	2,251,082
Taunton
GO BAN		1.00%		12/11/15	3,000,000	3,003,766
Univ of Massachusetts Building Auth
RB Sr Series 2010-1		5.00%		11/01/15	1,850,000	1,857,537
Refunding RB Sr Series 2005-2 (ESCROW)		5.00%		11/01/15	1,000,000	1,004,087
Refunding RB Sr Series 2005-2 (ESCROW)		5.25%		11/01/15	1,000,000	1,004,253
Wellesley
GO BAN		1.00%		12/11/15	1,469,000	1,471,331
Westborough
GO BAN		2.00%		08/12/16	2,000,000	2,028,735
Weymouth
GO BAN		1.00%		10/16/15	2,500,000	2,500,850
Worcester
GO Bonds Series 2012		4.00%		11/01/15	2,495,000	2,503,019
						162,767,405
Florida 0.0%
Tampa
Health System RB (Catholic Health East) Series 2010		5.00%		11/15/15	110,000	110,621
Michigan 0.1%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010		5.00%		11/15/15	325,000	326,859
Texas 0.2%
Texas Public Finance Auth
GO Refunding Bonds Series 2008		5.00%		10/01/15	735,000	735,000
Washington 0.4%
Bellevue SD No. 405
ULT GO Refunding Bonds 2010 (GTY: Washington)		5.00%		12/01/15	150,000	151,178
Kelso SD No. 458
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	100,292
Lakewood SD No. 306
ULT GO Bonds 2014 (GTY: Washington)		2.00%		12/01/15	825,000	827,462
Vancouver SD No. 37
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.25%		12/01/15	500,000	504,128
						1,583,060
Total Fixed-Rate Securities
(Cost $165,522,945)						165,522,945

    3

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Securities 61.2% of net assets
Massachusetts 55.4%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.02%		10/07/15	4,000,000	4,000,000
GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.03%		10/07/15	4,500,000	4,500,000
GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,900,000	3,900,000
GO Bonds Consolidated Loan Series 2007C (LIQ: Societe Generale)	a	0.02%		10/07/15	1,085,000	1,085,000
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.03%		10/07/15	2,100,000	2,100,000
Sr Sales Tax Bonds Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.02%		10/07/15	5,100,000	5,100,000
Massachusetts Clean Water Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.02%		10/07/15	8,195,000	8,195,000
State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	6,665,000	6,665,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sub RB Series 2010A7 (LIQ: TD Bank NA)		0.01%		10/07/15	3,585,000	3,585,000
Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.02%		10/07/15	2,480,000	2,480,000
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.13%		10/07/15	2,775,000	2,775,000
RB (Boston Univ) Series U3 (LOC: Northern Trust Co)		0.01%		10/07/15	2,800,000	2,800,000
RB (CIL Realty) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.02%		10/07/15	8,525,000	8,525,000
RB (Harvard Univ) Series 2010B2 (LIQ: Bank of America, NA)	a,c	0.02%		10/07/15	12,500,000	12,500,000
RB (Marine Biological Laboratory) Series 2006 (LOC: PNC Bank NA)		0.02%		10/07/15	7,305,000	7,305,000
RB (Partners HealthCare) Series 2014M2 (LOC: Bank of New York Mellon)		0.01%		10/07/15	5,000,000	5,000,000
RB (Partners HealthCare) Series 2014M4 (LIQ: Morgan Stanley Bank NA)	a	0.03%		10/07/15	2,500,000	2,500,000
RB Series (Partners HealthCare) 2015O-1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	1,600,000	1,600,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.01%		10/07/15	9,895,000	9,895,000
RB (Amherst College) Series F		0.01%		10/07/15	9,300,000	9,300,000
RB (Baystate Medical Center) Series 2005G (LOC: Wells Fargo Bank, NA)		0.01%		10/01/15	400,000	400,000
RB (Baystate Medical Center) Series 2009K1 (LOC: Wells Fargo Bank, NA)		0.01%		10/01/15	6,480,000	6,480,000
RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.03%		10/07/15	5,395,000	5,395,000
RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.03%		10/07/15	2,140,000	2,140,000
RB (Great Brook Valley Health Center) Series 2006A (LOC: TD Bank NA)		0.02%		10/07/15	3,240,000	3,240,000
RB (MIT) Series 2001J1		0.01%		10/07/15	2,100,000	2,100,000
RB (MIT) Series 2001J2		0.01%		10/07/15	650,000	650,000
RB (MIT) Series 2008N (ESCROW/LIQ: Barclays Bank Plc)	a,c	0.06%		10/07/15	9,470,000	9,470,000
RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.02%		10/07/15	2,000,000	2,000,000
4

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Museum of Fine Arts) Series 2007A2 (LIQ: Bank of America, NA)		0.01%		10/01/15	1,480,000	1,480,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	2,100,000	2,100,000
RB (Tufts Univ) Series 2008N1 (LIQ: US Bank, NA)		0.01%		10/01/15	5,300,000	5,300,000
RB (UMass) Series 2007E&F (ESCROW/LIQ: US Bank, NA)	a	0.02%		10/07/15	7,220,000	7,220,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.02%		10/07/15	8,670,000	8,670,000
Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/07/15	1,315,000	1,315,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: Citibank, NA)	a,c	0.03%		10/07/15	4,125,000	4,125,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	3,750,000	3,750,000
Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.03%		10/07/15	8,880,000	8,880,000
Sub General Refunding RB Series 2008F (LIQ: Bank of New York Mellon)		0.01%		10/07/15	7,000,000	7,000,000
Sub Refunding RB Series 2012F (GTY/LIQ: Royal Bank of Canada)	a,c	0.02%		10/07/15	28,295,000	28,295,000
Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.03%		10/07/15	2,500,000	2,500,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.03%		10/07/15	5,500,000	5,500,000
RB Sr Series 2014-1 (LIQ: Morgan Stanley Bank NA)	a	0.15%		10/07/15	3,700,000	3,700,000
Refunding RB Sr Series 2011-1 (LIQ: Wells Fargo Bank, NA)		0.02%		10/07/15	2,500,000	2,500,000
Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		10/07/15	1,500,000	1,500,000
						229,520,000
Connecticut 0.5%
Connecticut
GO Refunding Notes Series 2014A		0.06%	10/01/15	01/01/16	2,000,000	2,000,000
District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.08%		10/07/15	780,000	780,000
Georgia 1.0%
Macon Water Auth
Water & Sewer RB Series 2012		0.02%		10/07/15	4,000,000	4,000,000
Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: Wells Fargo Bank, NA)		0.12%		10/07/15	1,420,000	1,420,000
New York 0.6%
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2016 Series A4 (LIQ: Bank of America, NA)		0.01%		10/01/15	2,540,000	2,540,000
    5

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland 0.8%
Maryland Economic Development Corp
RB (CWI Facility) Series 2001A (LOC: Manufacturers & Traders Trust Co)		0.32%		10/07/15	3,350,000	3,350,000
Other Investments 2.4%
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.12%		10/07/15	10,000,000	10,000,000
Total Variable-Rate Securities
(Cost $253,610,000)						253,610,000

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $419,132,945.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $143,970,000 or 34.7% of net assets.
(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
6

Schwab Municipal Money Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2015, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
7

Schwab Municipal Money Funds
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88398SEP15
8

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
54.1%	Fixed-Rate Obligations	11,917,638,466	11,917,638,466
17.7%	Variable-Rate Obligations	3,884,551,913	3,884,551,913
28.2%	Repurchase Agreements	6,205,510,213	6,205,510,213
100.0%	Total Investments	22,007,700,592	22,007,700,592
0.0%	Other Assets and Liabilities, Net		6,919,906
100.0%	Net Assets		22,014,620,498

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 54.1% of net assets
Asset Backed Commercial Paper 7.9%
Barton Capital, LLC	a,b	0.23%		10/01/15	60,000,000	60,000,000
	a,b	0.33%		12/02/15	6,000,000	5,996,590
CAFCO, LLC	a,b	0.46%		02/03/16	74,000,000	73,881,806
	a,b	0.51%		03/08/16	63,000,000	62,858,092
Cancara Asset Securitisation, LLC	a,b	0.31%		12/21/15	34,000,000	33,976,285
Charta, LLC	a,b	0.33%		12/14/15	39,000,000	38,973,545
	a,b	0.40%		12/14/15	13,000,000	12,989,311
	a,b	0.51%		03/08/16	36,000,000	35,918,910
Ciesco, LLC	a,b	0.31%		11/04/15	100,000,000	99,970,722
	a,b	0.40%		12/14/15	100,000,000	99,917,778
	a,b	0.46%		02/02/16	25,000,000	24,960,389
Collateralized Commercial Paper Co, LLC	a	0.42%		12/09/15	100,000,000	99,919,500
	a	0.52%		04/01/16	50,000,000	49,867,833
CRC Funding, LLC	a,b	0.31%		11/04/15	100,000,000	99,970,722
	a,b	0.46%		02/02/16	81,000,000	80,871,660
	a,b	0.46%		02/03/16	45,000,000	44,928,125
	a,b	0.47%		02/05/16	25,000,000	24,958,549
Gotham Funding Corp	a,b	0.33%		12/10/15	50,000,000	49,967,917
Jupiter Securitization Co, LLC	a,b	0.31%		11/03/15	81,000,000	80,976,983
Nieuw Amsterdam Receivables Corp	a,b	0.22%		10/06/15	67,602,000	67,599,934
	a,b	0.52%		03/08/16	35,000,000	34,919,617
    1

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Old Line Funding, LLC	a,b	0.36%		12/16/15	20,000,000	19,984,800
	a,b	0.50%		03/29/16	50,000,000	49,875,000
Ridgefield Funding Co, LLC	a,b	0.34%		11/20/15	53,000,000	52,974,972
	a,b	0.35%		12/02/15	11,000,000	10,993,369
	a,b	0.36%		12/07/15	67,000,000	66,955,110
Sheffield Receivables Co, LLC	a,b	0.35%		11/16/15	111,000,000	110,950,358
	a,b	0.35%		11/17/15	34,000,000	33,984,464
	a,b	0.35%		11/24/15	2,000,000	1,998,950
Thunder Bay Funding, LLC	a,b	0.45%		12/17/15	3,000,000	2,997,113
	a,b	0.50%		04/05/16	68,000,000	67,823,389
Versailles Commercial Paper, LLC	a,b	0.31%		11/02/15	21,200,000	21,194,158
Victory Receivables Corp	a,b	0.33%		12/10/15	108,000,000	107,930,700
						1,731,086,651
Financial Company Commercial Paper 4.8%
ABN AMRO Funding USA, LLC	a,b	0.30%		11/03/15	37,700,000	37,689,633
BPCE SA	b	0.27%		10/13/15	100,000,000	99,991,000
	b	0.34%		11/02/15	57,000,000	56,982,773
Caisse des Depots et Consignations	b	0.24%		10/13/15	70,000,000	69,994,400
Credit Agricole Corporate and Investment Bank		0.30%		11/03/15	5,000,000	4,998,625
DBS Bank, Ltd		0.25%		10/05/15	70,000,000	69,998,056
	b	0.29%		11/02/15	31,000,000	30,992,009
	b	0.30%		11/25/15	165,000,000	164,924,375
DNB Bank ASA	b	0.33%		10/01/15	141,000,000	141,000,000
HSBC Bank PLC	b	0.32%		10/29/15	15,000,000	14,996,267
ING (U.S.) Funding, LLC	a	0.37%		10/13/15	22,000,000	21,997,287
	a	0.41%		11/16/15	147,000,000	146,922,988
	a	0.40%		11/23/15	66,000,000	65,961,133
Macquarie Bank, Ltd	b	0.29%		10/21/15	4,000,000	3,999,356
Nationwide Building Society	b	0.30%		10/05/15	17,000,000	16,999,433
	b	0.37%		11/19/15	32,000,000	31,983,884
Oversea-Chinese Banking Corp, Ltd		0.52%		03/03/16	29,428,000	29,362,539
United Overseas Bank, Ltd	b	0.40%		01/07/16	47,000,000	46,948,822
						1,055,742,580
Other Commercial Paper 0.9%
Coca-Cola Co	b	0.39%		01/21/16	32,000,000	31,961,173
Toyota Motor Credit Corp		0.31%		12/10/15	44,000,000	43,973,478
		0.31%		12/17/15	50,000,000	49,966,847
		0.37%		01/21/16	81,000,000	80,906,760
						206,808,258
2

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 34.3%
Abbey National Treasury Services PLC	a	0.31%		11/04/15	14,000,000	14,000,000
	a	0.33%		11/16/15	120,000,000	120,000,000
	a	0.36%		12/15/15	4,000,000	4,000,000
Bank of Montreal		0.25%		10/21/15	6,000,000	6,000,000
		0.31%		11/06/15	94,000,000	94,000,000
		0.31%		11/12/15	4,000,000	4,000,000
Bank of Nova Scotia		0.30%		10/13/15	61,000,000	61,000,000
		0.34%		11/09/15	166,000,000	166,000,000
		0.33%		11/13/15	19,000,000	19,000,000
Bank of the West		0.28%		10/23/15	21,000,000	21,000,000
		0.30%		11/09/15	12,000,000	12,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.34%		10/05/15	20,000,000	20,000,000
		0.34%		10/06/15	100,000,000	100,000,000
Barclays Bank PLC		0.53%		10/05/15	30,000,000	30,000,000
		0.60%		02/26/16	160,000,000	160,000,000
		0.92%		05/23/16	59,000,000	59,000,000
BNP Paribas Fortis SA		0.27%		10/26/15	28,000,000	28,000,000
BNP Paribas SA		0.39%		10/01/15	15,000,000	15,000,000
		0.27%		10/02/15	129,000,000	129,000,000
		0.26%		10/13/15	4,000,000	4,000,000
		0.40%		12/01/15	156,000,000	156,000,000
		0.52%		03/01/16	99,000,000	99,000,000
Canadian Imperial Bank of Commerce		0.52%		03/04/16	64,000,000	64,000,000
		0.55%		03/14/16	7,000,000	7,000,000
Chase Bank USA, NA		0.38%		12/07/15	58,000,000	58,000,000
Citibank, NA		0.30%		11/23/15	7,000,000	7,000,000
Credit Agricole Corporate and Investment Bank		0.33%		11/10/15	207,000,000	207,000,000
		0.30%		12/01/15	5,000,000	5,000,000
		0.39%		12/01/15	3,000,000	3,000,000
Credit Agricole SA		0.29%		10/01/15	102,000,000	102,000,000
Credit Suisse AG		0.45%		12/18/15	65,000,000	65,000,000
		0.50%		02/01/16	34,000,000	34,000,000
		0.58%		02/18/16	84,000,000	84,000,000
		0.59%		03/08/16	77,000,000	77,000,000
		0.57%		03/29/16	84,000,000	84,000,000
HSBC Bank PLC		0.35%		10/28/15	216,000,000	216,000,000
		0.32%		11/05/15	18,000,000	18,000,000
		0.35%		11/20/15	139,000,000	139,000,000
HSBC Bank USA		0.32%		10/23/15	19,000,000	19,000,000
		0.32%		10/26/15	79,000,000	79,000,000
		0.40%		12/09/15	4,000,000	4,000,000
ING Bank NV		0.39%		10/02/15	119,000,000	119,000,000
		0.42%		11/02/15	50,000,000	50,000,000
		0.34%		12/02/15	17,000,000	17,000,000
		0.38%		12/11/15	7,000,000	7,000,000
    3

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lloyds Bank PLC		0.27%		11/02/15	29,000,000	29,000,000
		0.31%		12/21/15	3,000,000	3,000,000
		0.52%		02/18/16	120,000,000	120,000,000
		0.52%		02/23/16	62,000,000	62,000,000
		0.50%		04/05/16	37,000,000	37,000,000
Mitsubishi UFJ Trust & Banking Corp		0.35%		10/08/15	6,000,000	6,000,000
		0.32%		10/09/15	134,000,000	134,000,000
		0.30%		11/09/15	6,000,000	6,000,000
		0.35%		11/13/15	85,000,000	85,000,000
		0.42%		01/05/16	31,000,000	31,000,000
		0.42%		01/15/16	19,000,000	19,000,000
		0.40%		01/21/16	20,000,000	20,000,000
		0.40%		01/22/16	20,000,000	20,000,000
		0.40%		01/27/16	82,000,000	82,000,000
		0.43%		01/29/16	15,000,000	15,000,000
Mizuho Bank, Ltd		0.28%		10/21/15	23,000,000	23,000,000
		0.30%		11/13/15	14,000,000	14,000,000
		0.35%		11/13/15	85,000,000	85,000,000
		0.35%		11/16/15	22,000,000	22,000,000
		0.33%		12/07/15	19,000,000	19,000,000
		0.50%		03/17/16	214,000,000	214,000,000
MUFG Union Bank, NA		0.27%		10/26/15	4,000,000	4,000,000
National Australia Bank, Ltd		0.37%		11/10/15	135,000,000	135,000,000
National Bank of Canada		0.45%		01/19/16	31,000,000	31,000,000
		0.55%		02/18/16	76,000,000	76,000,000
Natixis SA		0.34%		11/02/15	74,000,000	74,000,000
		0.40%		12/01/15	72,000,000	72,000,000
Nordea Bank Finland PLC		0.26%		10/26/15	23,000,000	22,999,920
		0.34%		11/16/15	73,000,000	73,000,000
Oversea-Chinese Banking Corp, Ltd		0.25%		10/27/15	31,000,000	31,000,000
		0.32%		11/18/15	12,000,000	12,000,000
Rabobank Nederland		0.28%		11/02/15	100,000,000	100,000,000
		0.35%		01/04/16	10,000,000	10,000,000
		0.50%		02/19/16	104,000,000	104,000,000
		0.51%		03/24/16	72,000,000	72,000,000
Royal Bank of Canada		0.30%		11/19/15	114,000,000	114,000,000
Skandinaviska Enskilda Banken AB		0.48%		04/05/16	109,000,000	109,000,000
Societe Generale		0.35%		01/04/16	77,000,000	77,000,000
		0.35%		01/05/16	79,000,000	79,000,000
Sumitomo Mitsui Banking Corp		0.28%		10/01/15	67,000,000	67,000,000
		0.34%		10/02/15	50,000,000	50,000,000
		0.37%		10/27/15	13,000,000	13,000,000
		0.40%		11/06/15	14,000,000	14,000,000
		0.32%		11/09/15	49,000,000	49,001,057
		0.40%		11/10/15	23,000,000	23,000,000
		0.43%		11/20/15	93,000,000	93,000,000
		0.33%		12/01/15	20,000,000	20,000,000
		0.37%		12/18/15	9,000,000	9,000,000
		0.41%		01/07/16	14,000,000	14,000,000
		0.41%		01/12/16	19,000,000	19,000,000
		0.50%		03/17/16	1,000,000	1,000,000
4

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.50%		03/24/16	136,000,000	136,000,000
		0.50%		03/29/16	66,000,000	66,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.28%		10/13/15	60,000,000	60,000,000
		0.30%		11/10/15	18,000,000	18,000,000
		0.34%		12/10/15	108,000,000	108,000,000
		0.34%		12/11/15	36,000,000	36,000,000
		0.33%		12/16/15	170,000,000	170,000,000
Svenska Handelsbanken AB		0.30%		11/20/15	279,000,000	279,000,000
		0.30%		11/23/15	48,000,000	48,000,000
		0.30%		12/01/15	119,000,000	119,000,000
Swedbank AB		0.08%		10/07/15	120,000,000	120,000,000
		0.30%		11/20/15	103,000,000	103,000,000
Toronto-Dominion Bank		0.30%		11/02/15	46,000,000	46,000,000
		0.38%		11/02/15	152,000,000	152,000,000
		0.39%		11/12/15	122,000,000	122,000,000
		0.42%		11/20/15	75,000,000	75,000,000
		0.62%		04/25/16	91,000,000	91,000,000
UBS AG		0.35%		11/16/15	50,000,000	50,000,000
		0.33%		12/01/15	159,000,000	159,000,000
		0.50%		02/03/16	51,000,000	51,000,000
		0.55%		03/01/16	31,000,000	31,000,000
Westpac Banking Corp		0.48%		02/08/16	120,000,000	120,000,000
						7,560,000,977
Other Instruments 4.4%
Australia & New Zealand Banking Group, Ltd		0.14%		10/01/15	164,000,000	164,000,000
		0.11%		10/07/15	385,000,000	385,000,000
Canadian Imperial Bank of Commerce		0.09%		10/05/15	13,000,000	13,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		10/01/15	174,000,000	174,000,000
		0.10%		10/06/15	45,000,000	45,000,000
Lloyds Bank PLC		0.06%		10/01/15	82,000,000	82,000,000
Skandinaviska Enskilda Banken AB		0.10%		10/06/15	110,000,000	110,000,000
						973,000,000
Other Notes 1.8%
Bank of America, NA		0.26%		10/01/15	40,000,000	40,000,000
		0.31%		10/13/15	30,000,000	30,000,000
		0.32%		11/05/15	9,000,000	9,000,000
		0.30%		11/09/15	69,000,000	69,000,000
		0.33%		12/02/15	34,000,000	34,000,000
		0.34%		01/19/16	163,000,000	163,000,000
		0.53%		02/22/16	46,000,000	46,000,000
						391,000,000
Total Fixed-Rate Obligations
(Cost $11,917,638,466)						11,917,638,466

    5

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 17.7% of net assets
Financial Company Commercial Paper 2.9%
Commonwealth Bank of Australia	b	0.28%		10/29/15	90,000,000	89,999,374
	b	0.32%	10/19/15	11/19/15	84,000,000	83,999,422
	b	0.34%	10/13/15	05/12/16	25,000,000	25,000,000
	b	0.40%	10/27/15	06/27/16	50,000,000	50,000,000
	b	0.40%	10/29/15	06/29/16	100,000,000	100,000,000
HSBC Bank PLC	b	0.34%	10/05/15	01/04/16	134,000,000	133,999,956
Westpac Banking Corp	b	0.31%	10/16/15	11/16/15	145,000,000	145,000,000
						627,998,752
Certificates of Deposit 9.3%
Bank of Nova Scotia		0.30%	10/08/15	12/08/15	50,000,000	50,000,000
		0.30%	10/13/15	12/11/15	117,000,000	117,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.55%	10/13/15	03/10/16	170,000,000	170,000,000
Canadian Imperial Bank of Commerce		0.37%	10/13/15	06/10/16	182,000,000	182,000,000
		0.43%	10/28/15	06/28/16	77,000,000	77,000,000
Chase Bank USA, NA		0.35%	10/26/15	04/25/16	150,000,000	150,000,000
JPMorgan Chase Bank, NA		0.34%		10/22/15	66,000,000	66,000,000
		0.34%		10/23/15	75,000,000	75,000,000
		0.34%	10/08/15	12/08/15	61,000,000	61,000,000
Royal Bank of Canada		0.31%	10/13/15	12/10/15	124,000,000	124,000,000
		0.30%	10/26/15	02/25/16	150,000,000	150,000,000
		0.34%	10/13/15	04/13/16	20,000,000	20,000,000
		0.40%	10/01/15	08/31/16	125,000,000	125,000,000
Toronto-Dominion Bank		0.30%		10/14/15	85,000,000	85,000,000
		0.30%		10/19/15	64,000,000	64,000,000
		0.36%	10/16/15	03/16/16	123,000,000	123,000,000
		0.33%	10/20/15	03/21/16	115,000,000	115,000,000
Wells Fargo Bank, NA		0.33%	10/08/15	02/08/16	95,000,000	95,000,000
		0.33%	10/09/15	02/09/16	64,000,000	64,000,000
		0.34%	10/14/15	02/12/16	65,000,000	65,000,000
Westpac Banking Corp		0.33%	10/08/15	02/08/16	71,000,000	71,000,000
						2,049,000,000
Treasury Debt 1.6%
United States Treasury Department		0.06%	10/01/15	01/31/16	160,000,000	159,993,599
		0.09%	10/01/15	07/31/16	95,000,000	95,000,000
		0.10%	10/01/15	01/31/17	85,000,000	84,999,525
						339,993,124
Variable Rate Demand Notes 0.0%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.24%		10/07/15	1,000,000	1,000,000
6

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Eagle Cnty
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.24%		10/07/15	2,410,000	2,410,000
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		10/07/15	2,130,000	2,130,000
Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.24%		10/07/15	2,885,000	2,885,000
						8,425,000
Other Notes 3.9%
Bank of America, NA		0.41%	10/05/15	04/04/16	60,000,000	60,000,000
JPMorgan Chase Bank, NA		0.43%		11/06/15	200,000,000	200,012,000
		0.44%	10/19/15	09/16/16	90,000,000	90,000,000
		0.46%	10/22/15	10/21/16	30,000,000	30,000,000
Royal Bank of Canada	b	0.37%	10/07/15	09/06/16	60,000,000	60,000,000
		0.40%	10/05/15	10/03/16	137,000,000	137,000,000
Wells Fargo Bank, NA		0.46%	12/15/15	10/14/16	55,000,000	55,000,000
		0.50%	12/22/15	10/21/16	225,000,000	225,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	2,123,037	2,123,037
						859,135,037
Total Variable-Rate Obligations
(Cost $3,884,551,913)						3,884,551,913
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 28.2% of net assets
Government Agency Repurchase Agreements* 3.8%
Bank of Nova Scotia
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $62,830,000, 2.70% - 5.50%, due 11/01/32 - 07/01/45)		0.12%		10/01/15	61,000,203	61,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $173,915,232, 0.49% - 8.00%, due 06/01/16 - 09/01/45)		0.11%		10/01/15	168,000,513	168,000,000
Deutsche Bank Securities, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $51,500,144, 0.00% - 3.22%, due 01/22/18 - 05/04/37)		0.10%		10/01/15	50,000,139	50,000,000
Goldman Sachs & Co
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $8,160,000, 3.00% - 4.00%, due 08/01/28 - 09/01/43)		0.07%		10/01/15	8,000,109	8,000,000
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $23,460,001, 0.71% - 6.50%, due 07/01/22 - 09/01/45)		0.12%		10/01/15	23,000,077	23,000,000
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Government Agency Securities valued at $75,480,000, 2.78% - 4.50%, due 07/01/42 - 02/01/45)		0.08%		10/02/15	74,001,151	74,000,000
    7

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP Morgan Securities, LLC
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $41,200,001, 3.00%, due 12/01/42 - 02/01/43)		0.14%		10/01/15	40,000,156	40,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $32,960,000, 3.00%, due 01/16/40)		0.14%		10/01/15	32,000,124	32,000,000
Mizuho Securities USA, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $50,470,000, 0.55% - 4.00%, due 04/01/41 - 08/25/41)		0.17%		10/01/15	49,000,231	49,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $294,321,145, 2.50% - 3.00%, due 04/01/30 - 09/01/42)		0.14%		10/01/15	283,001,101	283,000,000
Wells Fargo Securities, LLC
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $47,840,837, 2.37% - 5.50%, due 02/01/23 - 09/01/45)		0.09%		10/06/15	46,000,805	46,000,000
						834,000,000
Treasury Repurchase Agreements 20.2%
Barclays Capital, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $1,540,472, 0.63% - 2.25%, due 07/31/17 - 07/31/21)		0.10%		10/01/15	1,510,217	1,510,213
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by U.S. Treasury Securities valued at $99,960,001, 0.00% - 3.38%, due 10/22/15 - 08/15/45)		0.07%		10/05/15	98,001,334	98,000,000
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $47,250,000, 2.75% - 4.00%, due 01/15/39 - 08/15/44)		0.07%		10/06/15	45,000,613	45,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $105,060,081, 1.50%, due 05/31/20)		0.08%		10/01/15	103,000,229	103,000,000
Federal Reserve Bank of New York
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $2,385,003,372, 1.63%, due 11/15/22)		0.05%		10/01/15	2,385,003,313	2,385,000,000
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $544,007,415, 1.75% - 6.13%, due 05/15/23 - 08/15/29)		0.07%		10/01/15	544,007,404	544,000,000
Issued 09/30/15, repurchase date 10/02/15 (Collateralized by U.S. Treasury Securities valued at $1,017,002,052, 2.38% - 2.50%, due 06/30/18 - 08/15/23)		0.07%		10/02/15	1,017,003,955	1,017,000,000
Goldman Sachs & Co
Issued 09/14/15, repurchase date 10/15/15 (Collateralized by U.S. Treasury Securities valued at $78,540,003, 0.13% - 1.50%, due 09/30/19 - 01/31/22)		0.12%		10/07/15	77,005,903	77,000,000
8

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP Morgan Securities, LLC
Issued 09/18/15, repurchase date 10/19/15 (Collateralized by U.S. Treasury Securities valued at $184,625,581, 1.25% - 2.50%, due 10/31/18 - 05/15/24)		0.09%		10/07/15	181,008,598	181,000,000
						4,451,510,213
Other Repurchase Agreements** 4.2%
Credit Suisse Securities (USA), LLC
Issued 09/15/15, repurchase date 03/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $373,750,851, 0.08% - 8.00%, due 03/15/17 - 11/25/60)	c	0.85%		01/03/16	325,844,097	325,000,000
JP Morgan Securities, LLC
Issued 09/03/15, repurchase date 03/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,064,688, 2.00% - 8.25%, due 01/15/17 - 08/10/55)	c	0.75%		12/29/15	100,243,750	100,000,000
Issued 09/24/15, repurchase date 03/21/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $175,971,994, 0.79% - 8.88%, due 09/09/16 - 06/15/68)	c	0.75%		12/29/15	153,306,000	153,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/22/15, repurchase date 12/21/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $212,750,001, 0.41% - 5.66%, due 12/19/36 - 04/10/37)	c	0.62%		11/04/15	185,137,003	185,000,000
Wells Fargo Securities, LLC
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $65,553,189, 0.53% - 5.88%, due 05/27/16 - 09/01/44)		0.25%		10/02/15	57,002,771	57,000,000
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,852,180, 0.90% - 5.62%, due 12/17/18 - 01/02/46)		0.25%		10/05/15	39,001,896	39,000,000
Issued 08/06/15, repurchase date 02/12/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $70,427,678, 0.00% - 3.72%, due 07/16/26 - 04/26/37)	c	0.75%		01/03/16	61,190,625	61,000,000
						920,000,000
Total Repurchase Agreements
(Cost $6,205,510,213)						6,205,510,213

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $22,007,700,592.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,017,761,195 or 13.7% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $826,123,037 or 3.8% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

    9

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond
10

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2015, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
11

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47712SEP15
12

The Charles Schwab Family of Funds
Schwab Money Market Fund™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
55.1%	Fixed-Rate Obligations	8,402,165,334	8,402,165,334
17.0%	Variable-Rate Obligations	2,595,056,107	2,595,056,107
27.9%	Repurchase Agreements	4,248,421,008	4,248,421,008
100.0%	Total Investments	15,245,642,449	15,245,642,449
0.0%	Other Assets and Liabilities, Net		4,712,295
100.0%	Net Assets		15,250,354,744

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 55.1% of net assets
Asset Backed Commercial Paper 7.6%
Barton Capital, LLC	a,b	0.33%		12/02/15	113,000,000	112,935,778
CAFCO, LLC	a,b	0.31%		11/04/15	100,000,000	99,970,722
	a,b	0.51%		03/01/16	42,000,000	41,909,560
Chariot Funding, LLC	a,b	0.32%		10/29/15	20,000,000	19,995,022
	a,b	0.30%		10/30/15	19,000,000	18,995,408
Charta, LLC	a,b	0.31%		11/04/15	21,000,000	20,993,852
	a,b	0.33%		12/14/15	97,000,000	96,934,202
	a,b	0.51%		03/01/16	50,000,000	49,892,333
	a,b	0.51%		03/08/16	14,000,000	13,968,465
Ciesco, LLC	a,b	0.46%		02/02/16	12,000,000	11,980,987
Collateralized Commercial Paper Co, LLC	a	0.35%		10/29/15	51,000,000	50,986,117
	a	0.52%		04/01/16	50,000,000	49,867,833
Collateralized Commercial Paper II Co, LLC	b	0.52%		04/01/16	53,000,000	52,859,903
CRC Funding, LLC	a,b	0.46%		02/02/16	20,000,000	19,968,311
Crown Point Capital Co, LLC	a,b	0.33%		12/09/15	29,000,000	28,981,657
Gotham Funding Corp	a,b	0.34%		12/14/15	50,000,000	49,965,056
Jupiter Securitization Co, LLC	a,b	0.30%		10/30/15	14,000,000	13,996,617
	a,b	0.32%		11/02/15	25,000,000	24,992,889
Nieuw Amsterdam Receivables Corp	a,b	0.33%		12/10/15	50,000,000	49,967,917
    1

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Old Line Funding, LLC	a,b	0.36%		12/16/15	24,000,000	23,981,760
	a,b	0.50%		03/29/16	94,000,000	93,765,000
Ridgefield Funding Co, LLC	a,b	0.35%		12/03/15	12,000,000	11,992,650
	a,b	0.35%		12/09/15	43,000,000	42,971,154
	a,b	0.35%		12/14/15	1,000,000	999,281
Sheffield Receivables Co, LLC	a,b	0.35%		11/16/15	40,000,000	39,982,111
	a,b	0.35%		11/17/15	47,000,000	46,978,524
	a,b	0.35%		11/24/15	12,000,000	11,993,700
Thunder Bay Funding, LLC	a,b	0.40%		12/16/15	4,000,000	3,996,622
	a,b	0.51%		03/15/16	48,000,000	47,887,120
Victory Receivables Corp	a,b	0.34%		12/14/15	12,000,000	11,991,613
						1,165,702,164
Financial Company Commercial Paper 3.7%
Bank of Nova Scotia	b	0.33%		11/23/15	19,000,000	18,990,769
BPCE SA	b	0.34%		11/02/15	89,000,000	88,973,102
Caisse des Depots et Consignations	b	0.24%		10/13/15	56,000,000	55,995,520
DBS Bank, Ltd	b	0.29%		11/03/15	93,000,000	92,975,278
	b	0.30%		11/25/15	13,000,000	12,994,042
DNB Bank ASA	b	0.33%		10/01/15	14,000,000	14,000,000
ING (U.S.) Funding, LLC	a	0.38%		10/09/15	6,000,000	5,999,493
	a	0.37%		10/13/15	1,000,000	999,877
	a	0.41%		11/16/15	35,000,000	34,981,664
Nationwide Building Society	b	0.30%		10/05/15	86,000,000	85,997,133
	b	0.37%		11/19/15	60,000,000	59,969,783
Oversea-Chinese Banking Corp, Ltd		0.52%		03/03/16	11,000,000	10,975,531
Skandinaviska Enskilda Banken AB	b	0.34%		10/01/15	36,000,000	36,000,000
Societe Generale	b	0.33%		01/04/16	13,000,000	12,988,679
United Overseas Bank, Ltd	b	0.40%		01/07/16	6,000,000	5,993,467
	b	0.40%		01/08/16	29,000,000	28,968,100
						566,802,438
Other Commercial Paper 2.0%
Coca-Cola Co	b	0.39%		01/21/16	10,000,000	9,987,867
	b	0.51%		03/17/16	89,000,000	88,788,180
Toyota Motor Credit Corp		0.31%		12/02/15	119,000,000	118,936,467
		0.31%		12/11/15	84,000,000	83,948,643
						301,661,157
Certificates of Deposit 35.7%
Abbey National Treasury Services PLC	a	0.33%		11/16/15	1,000,000	1,000,000
	a	0.36%		12/15/15	60,000,000	60,000,000
Bank of Montreal		0.30%		10/14/15	109,000,000	109,000,000
		0.29%		10/15/15	1,000,000	1,000,000
		0.25%		10/21/15	4,000,000	4,000,000
2

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.31%		11/12/15	106,000,000	106,000,000
		0.33%		01/22/16	162,000,000	162,000,000
Bank of Nova Scotia		0.30%		10/13/15	3,000,000	3,000,000
		0.34%		11/09/15	30,000,000	30,000,000
		0.33%		11/13/15	4,000,000	4,000,000
Bank of the West		0.27%		10/07/15	10,000,000	10,000,000
		0.28%		10/23/15	12,000,000	12,000,000
		0.30%		11/09/15	51,000,000	51,000,000
Barclays Bank PLC		0.53%		10/05/15	1,000,000	1,000,000
		0.60%		02/26/16	74,000,000	74,000,000
		0.92%		05/23/16	38,000,000	38,000,000
BNP Paribas SA		0.27%		10/02/15	20,000,000	20,000,000
		0.26%		10/13/15	25,000,000	25,000,000
		0.40%		12/02/15	51,000,000	51,000,000
		0.52%		03/01/16	145,000,000	145,000,000
Canadian Imperial Bank of Commerce		0.39%		01/08/16	25,000,000	25,000,000
		0.52%		03/04/16	45,000,000	45,000,000
Chase Bank USA, NA		0.35%		10/01/15	50,000,000	50,000,000
		0.38%		12/07/15	51,000,000	51,000,000
Credit Agricole Corporate and Investment Bank		0.33%		11/02/15	48,000,000	48,000,000
		0.33%		11/10/15	34,000,000	34,000,000
		0.30%		12/01/15	21,000,000	21,000,000
		0.35%		12/17/15	49,000,000	49,000,000
Credit Agricole SA		0.29%		10/01/15	71,000,000	71,000,000
Credit Suisse AG		0.45%		12/18/15	158,000,000	158,000,000
		0.50%		02/01/16	3,000,000	3,000,000
		0.57%		03/29/16	66,000,000	66,000,000
		0.59%		04/01/16	17,000,000	17,000,000
HSBC Bank PLC		0.35%		10/28/15	157,000,000	157,000,000
		0.32%		11/05/15	38,000,000	38,000,000
HSBC Bank USA		0.40%		12/09/15	35,000,000	35,000,000
ING Bank NV		0.39%		10/02/15	81,000,000	81,000,000
		0.42%		11/02/15	70,000,000	70,000,000
		0.34%		12/02/15	13,000,000	13,000,000
		0.42%		12/09/15	60,000,000	60,000,000
		0.38%		12/11/15	13,000,000	13,000,000
Landesbank Hessen-Thuringen Girozentrale		0.12%		10/01/15	75,000,000	75,000,000
Lloyds Bank PLC		0.27%		11/02/15	76,000,000	76,000,000
		0.52%		02/23/16	85,000,000	85,000,000
Mitsubishi UFJ Trust & Banking Corp		0.35%		10/08/15	36,000,000	36,000,000
		0.32%		10/09/15	30,000,000	30,000,000
		0.35%		10/09/15	8,000,000	8,000,000
		0.35%		11/06/15	38,000,000	38,000,000
		0.31%		12/17/15	35,000,000	35,000,000
		0.42%		01/05/16	150,000,000	150,000,000
		0.42%		01/15/16	16,000,000	16,000,000
		0.40%		01/27/16	60,000,000	60,000,000
		0.43%		01/29/16	2,000,000	2,000,000
    3

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mizuho Bank, Ltd		0.28%		10/21/15	2,000,000	2,000,000
		0.35%		11/16/15	47,000,000	47,000,000
		0.50%		03/17/16	152,000,000	152,000,000
MUFG Union Bank, NA		0.30%		11/02/15	1,000,000	1,000,000
National Bank of Canada		0.40%		01/04/16	71,000,000	71,000,000
		0.55%		02/18/16	3,000,000	3,000,000
Natixis SA		0.40%		12/01/15	135,000,000	135,000,000
Nordea Bank Finland PLC		0.26%		10/26/15	28,000,000	27,999,903
		0.26%		10/27/15	91,000,000	90,999,672
		0.34%		11/16/15	27,000,000	27,000,000
Oversea-Chinese Banking Corp, Ltd		0.10%		10/06/15	50,000,000	50,000,000
		0.25%		10/27/15	1,000,000	1,000,000
		0.31%		11/17/15	32,000,000	32,000,000
		0.32%		11/18/15	31,000,000	31,000,000
Rabobank Nederland		0.28%		11/02/15	77,000,000	77,000,000
		0.35%		01/04/16	60,000,000	60,000,000
		0.37%		01/08/16	12,000,000	12,000,000
		0.51%		03/24/16	39,000,000	39,000,000
Royal Bank of Canada		0.30%		11/19/15	8,000,000	8,000,000
Societe Generale		0.35%		01/05/16	26,000,000	26,000,000
Sumitomo Mitsui Banking Corp		0.28%		10/01/15	21,000,000	21,000,000
		0.34%		10/06/15	10,000,000	10,000,000
		0.34%		10/14/15	45,000,000	45,000,000
		0.34%		10/16/15	22,000,000	22,000,000
		0.37%		10/27/15	34,000,000	34,000,000
		0.35%		11/06/15	95,000,000	95,000,000
		0.40%		11/06/15	75,000,000	75,000,000
		0.40%		11/10/15	35,000,000	35,000,000
		0.40%		11/12/15	7,000,000	7,000,000
		0.35%		11/16/15	18,000,000	18,000,000
		0.33%		12/01/15	10,000,000	10,000,000
		0.33%		12/09/15	50,000,000	50,000,000
		0.41%		01/07/16	24,000,000	24,000,000
		0.50%		03/17/16	5,000,000	5,000,000
		0.50%		03/24/16	6,000,000	6,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.30%		11/10/15	49,000,000	49,000,000
		0.33%		12/08/15	159,000,000	159,000,000
		0.34%		12/09/15	67,000,000	67,000,000
		0.34%		12/10/15	2,000,000	2,000,000
		0.34%		12/11/15	25,000,000	25,000,000
		0.33%		12/16/15	4,000,000	4,000,000
Svenska Handelsbanken AB		0.30%		11/20/15	145,000,000	145,000,000
		0.30%		11/23/15	18,000,000	18,000,000
		0.30%		12/01/15	138,000,000	138,000,000
Swedbank AB		0.08%		10/07/15	150,000,000	150,000,000
		0.30%		11/20/15	43,000,000	43,000,000
Toronto-Dominion Bank		0.30%		10/21/15	131,000,000	131,000,000
		0.38%		11/02/15	33,000,000	33,000,000
		0.26%		11/09/15	151,000,000	151,000,000
		0.30%		11/16/15	50,000,000	50,000,000
4

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG		0.35%		11/16/15	146,000,000	146,000,000
		0.50%		02/03/16	93,000,000	93,000,000
Wells Fargo Bank, NA		0.51%		03/07/16	8,000,000	8,000,000
Westpac Banking Corp		0.48%		02/08/16	55,000,000	55,000,000
						5,439,999,575
Other Instruments 4.1%
Australia & New Zealand Banking Group, Ltd		0.14%		10/01/15	104,000,000	104,000,000
		0.15%		10/05/15	10,000,000	10,000,000
		0.14%		10/06/15	95,000,000	95,000,000
		0.11%		10/07/15	125,000,000	125,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		10/01/15	120,000,000	120,000,000
		0.10%		10/06/15	31,000,000	31,000,000
Lloyds Bank PLC		0.06%		10/01/15	57,000,000	57,000,000
Skandinaviska Enskilda Banken AB		0.10%		10/06/15	85,000,000	85,000,000
						627,000,000
Other Notes 2.0%
Bank of America, NA		0.26%		10/01/15	50,000,000	50,000,000
		0.31%		10/13/15	6,000,000	6,000,000
		0.32%		10/19/15	65,000,000	65,000,000
		0.34%		11/05/15	77,000,000	77,000,000
		0.30%		11/09/15	14,000,000	14,000,000
		0.33%		12/02/15	79,000,000	79,000,000
		0.46%		02/01/16	10,000,000	10,000,000
						301,000,000
Total Fixed-Rate Obligations
(Cost $8,402,165,334)						8,402,165,334

Variable-Rate Obligations 17.0% of net assets
Financial Company Commercial Paper 2.7%
Australia & New Zealand Banking Group, Ltd	b	0.29%	10/13/15	11/10/15	45,000,000	45,000,000
Commonwealth Bank of Australia	b	0.28%		10/29/15	46,000,000	45,999,680
	b	0.32%	10/19/15	11/19/15	112,000,000	111,999,229
	b	0.34%	10/13/15	05/12/16	73,000,000	73,000,000
HSBC Bank PLC	b	0.34%	10/05/15	01/04/16	134,000,000	134,000,000
						409,998,909
Certificates of Deposit 9.6%
Bank of Nova Scotia		0.30%	10/08/15	12/08/15	97,000,000	97,000,000
		0.30%	10/13/15	12/11/15	19,000,000	19,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.55%	10/13/15	03/10/16	87,000,000	87,000,000
Commonwealth Bank of Australia		0.28%		10/09/15	104,000,000	104,000,000
JPMorgan Chase Bank, NA		0.34%		10/23/15	54,000,000	54,000,000
    5

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Royal Bank of Canada		0.31%	10/13/15	12/10/15	39,000,000	39,000,000
		0.31%	10/06/15	01/06/16	194,000,000	194,000,000
		0.34%	10/13/15	04/13/16	51,000,000	51,000,000
		0.40%	10/01/15	08/31/16	50,000,000	50,000,000
Toronto-Dominion Bank		0.33%	10/20/15	03/21/16	54,000,000	54,000,000
		0.34%	10/27/15	05/27/16	172,000,000	172,000,000
Wells Fargo Bank, NA		0.31%	10/19/15	11/18/15	23,000,000	23,000,000
		0.32%	10/21/15	11/23/15	23,000,000	23,000,000
		0.29%	10/26/15	11/25/15	35,000,000	35,000,000
		0.33%	10/08/15	02/08/16	38,000,000	38,000,000
		0.33%	10/09/15	02/09/16	18,000,000	18,000,000
		0.34%	10/14/15	02/12/16	60,000,000	60,000,000
		0.32%	10/27/15	02/26/16	50,000,000	50,000,000
		0.34%	10/13/15	05/05/16	137,000,000	137,000,000
		0.37%	10/21/15	05/23/16	48,000,000	48,000,000
Westpac Banking Corp		0.30%		10/23/15	15,000,000	15,000,000
		0.33%	10/08/15	02/08/16	14,000,000	14,000,000
		0.34%	10/13/15	02/12/16	79,000,000	79,000,000
						1,461,000,000
Treasury Debt 1.4%
United States Treasury Department		0.06%	10/01/15	01/31/16	103,000,000	102,995,789
		0.09%	10/01/15	07/31/16	63,000,000	63,000,000
		0.10%	10/01/15	01/31/17	48,000,000	47,999,864
						213,995,653
Variable Rate Demand Notes 0.1%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.25%		10/07/15	17,550,000	17,550,000
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		10/07/15	1,425,000	1,425,000
						18,975,000
Other Notes 3.2%
Bank of America, NA		0.41%	10/05/15	04/04/16	40,000,000	40,000,000
JPMorgan Chase Bank, NA		0.43%		11/06/15	114,000,000	114,006,840
		0.46%	10/22/15	10/21/16	25,000,000	25,000,000
Royal Bank of Canada	b	0.37%	10/07/15	09/06/16	75,000,000	75,000,000
		0.40%	10/05/15	10/03/16	100,000,000	100,000,000
Wells Fargo Bank, NA		0.46%	12/15/15	10/14/16	135,000,000	135,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	2,079,705	2,079,705
						491,086,545
Total Variable-Rate Obligations
(Cost $2,595,056,107)						2,595,056,107
6

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 27.9% of net assets
Government Agency Repurchase Agreements* 4.7%
Bank of Nova Scotia
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $43,260,001, 2.70% - 4.00%, due 06/01/42 - 09/20/45)		0.12%		10/01/15	42,000,140	42,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $120,106,491, 0.23% - 7.50%, due 08/15/16 - 09/15/45)		0.11%		10/01/15	116,000,354	116,000,000
Deutsche Bank Securities, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $36,050,055, 2.63%, due 09/06/24)		0.10%		10/01/15	35,000,097	35,000,000
Goldman Sachs & Co
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $166,260,000, 2.09% - 5.50%, due 08/01/23 - 09/01/45)		0.07%		10/01/15	163,002,219	163,000,000
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $16,320,001, 2.57% - 6.50%, due 10/01/26 - 05/01/45)		0.12%		10/01/15	16,000,053	16,000,000
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Government Agency Securities valued at $26,520,000, 3.00% - 7.15%, due 03/01/26 - 09/01/45)		0.08%		10/02/15	26,000,404	26,000,000
JP Morgan Securities, LLC
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $25,750,000, 3.00%, due 12/01/42 - 02/01/43)		0.14%		10/01/15	25,000,097	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $22,660,000, 3.00%, due 01/16/40)		0.14%		10/01/15	22,000,086	22,000,000
Mizuho Securities USA, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $35,020,000, 0.55% - 5.00%, due 09/01/40 - 01/01/41)		0.17%		10/01/15	34,000,161	34,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $203,840,793, 3.00%, due 09/01/42 - 05/01/43)		0.14%		10/01/15	196,000,762	196,000,000
Wells Fargo Securities, LLC
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $33,280,582, 3.45% - 5.50%, due 09/01/22 - 09/01/45)		0.09%		10/06/15	32,000,560	32,000,000
						707,000,000
Treasury Repurchase Agreements 19.0%
Barclays Capital, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $1,449,462, 0.00% - 1.00%, due 12/17/15 - 09/15/18)		0.10%		10/01/15	1,421,012	1,421,008
    7

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by U.S. Treasury Securities valued at $69,360,093, 0.88% - 2.75%, due 01/31/18 - 02/15/24)		0.07%		10/05/15	68,000,926	68,000,000
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $32,550,000, 2.75% - 3.00%, due 11/15/39 - 06/20/45)		0.07%		10/06/15	31,000,422	31,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $73,440,000, 0.25% - 9.88%, due 11/15/15 - 02/15/29)		0.08%		10/01/15	72,000,160	72,000,000
Federal Reserve Bank of New York
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $1,543,002,247, 2.63%, due 08/15/20)		0.05%		10/01/15	1,543,002,143	1,543,000,000
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $200,002,827, 1.75% - 7.88%, due 02/15/21 - 05/15/23)		0.07%		10/01/15	200,002,722	200,000,000
Issued 09/30/15, repurchase date 10/02/15 (Collateralized by U.S. Treasury Securities valued at $705,001,421, 2.38% - 2.50%, due 06/30/18 - 08/15/23)		0.07%		10/02/15	705,002,742	705,000,000
Goldman Sachs & Co
Issued 09/14/15, repurchase date 10/15/15 (Collateralized by U.S. Treasury Securities valued at $79,560,055, 0.13% - 1.00%, due 09/30/19 - 01/15/22)		0.12%		10/07/15	78,005,980	78,000,000
JP Morgan Securities, LLC
Issued 09/18/15, repurchase date 10/19/15 (Collateralized by U.S. Treasury Securities valued at $204,006,213, 1.25% - 5.13%, due 05/15/16 - 05/15/24)		0.09%		10/07/15	200,009,500	200,000,000
						2,898,421,008
Other Repurchase Agreements** 4.2%
Credit Suisse Securities (USA), LLC
Issued 09/15/15, repurchase date 03/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $218,501,371, 0.29% - 9.00%, due 12/25/21 - 09/20/66)	c	0.85%		01/03/16	190,493,472	190,000,000
JP Morgan Securities, LLC
Issued 09/03/15, repurchase date 03/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,777,173, 0.70% - 11.00%, due 05/18/16 - 08/10/55)	c	0.75%		12/29/15	118,287,625	118,000,000
Issued 09/24/15, repurchase date 03/21/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,215,526, 1.22% - 8.25%, due 10/15/16 - 12/15/65)	c	0.75%		12/29/15	108,216,000	108,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/22/15, repurchase date 12/21/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $138,000,000, 0.00%, due 03/25/58)	c	0.62%		11/04/15	120,088,867	120,000,000
Wells Fargo Securities, LLC
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $42,552,400, 2.25% - 6.13%, due 03/16/18 - 01/01/49)		0.25%		10/02/15	37,001,799	37,000,000
8

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,051,510, 3.09%, due 08/27/37)		0.25%		10/05/15	27,001,313	27,000,000
Issued 08/06/15, repurchase date 02/12/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,645,740, 0.00% - 8.42%, due 07/28/19 - 04/16/59)	c	0.75%		01/03/16	43,134,375	43,000,000
						643,000,000
Total Repurchase Agreements
(Cost $4,248,421,008)						4,248,421,008

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $15,245,642,449.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,162,469,043 or 14.2% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $581,079,705 or 3.8% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond
    9

Schwab Money Market Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2015, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
10

Schwab Money Market Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47697SEP15
11

The Charles Schwab Family of Funds
Schwab Government Money Fund™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
41.6%	Fixed-Rate Obligations	9,833,361,428	9,833,361,428
23.3%	Variable-Rate Obligations	5,502,742,264	5,502,742,264
35.1%	Repurchase Agreements	8,301,956,203	8,301,956,203
100.0%	Total Investments	23,638,059,895	23,638,059,895
0.0%	Other Assets and Liabilities, Net		4,318,373
100.0%	Net Assets		23,642,378,268

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 41.6% of net assets
Government Agency Debt 39.0%
Fannie Mae		1.63%		10/26/15	29,415,000	29,445,109
		0.14%		11/23/15	300,000,000	299,938,167
		0.15%		12/01/15	50,000,000	49,987,292
		0.15%		12/22/15	550,000,000	549,812,083
		0.22%		01/05/16	250,000,000	249,853,333
		0.18%		01/14/16	200,000,000	199,897,917
		0.21%		01/14/16	200,000,000	199,880,417
		0.23%		01/14/16	125,000,000	124,917,969
		0.28%		02/23/16	100,000,000	99,887,222
Federal Home Loan Bank		0.20%		10/16/15	14,000,000	14,000,448
		0.17%		10/19/15	250,000,000	249,996,482
		0.12%		10/21/15	11,700,000	11,699,220
		0.10%		10/26/15	425,000,000	424,970,486
		0.10%		11/02/15	100,000,000	99,991,111
		0.10%		11/03/15	141,720,000	141,707,009
		0.10%		11/04/15	125,000,000	124,988,785
		0.14%		11/04/15	7,710,000	7,708,981
		0.10%		11/06/15	3,400,000	3,399,660
		0.17%		11/12/15	141,795,000	141,766,877
		0.19%		11/12/15	115,000,000	114,975,179
		0.22%		11/12/15	39,000,000	38,989,990
		0.09%		11/13/15	450,000,000	449,951,625
		0.10%		11/13/15	22,800,000	22,797,277
		0.18%		11/13/15	66,000,000	65,985,810
		0.20%		11/18/15	180,950,000	180,901,747
		0.17%		11/19/15	250,000,000	249,942,153
		0.11%		11/23/15	125,000,000	124,979,757
		0.11%		11/24/15	250,000,000	249,960,625
		0.20%		11/24/15	250,000,000	249,925,000
		0.11%		11/25/15	280,000,000	279,952,944
		0.25%		11/25/15	7,300,000	7,297,212
    1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.19%		11/27/15	247,000,000	246,925,694
		0.20%		12/01/15	2,660,000	2,659,099
		0.19%		12/02/15	126,881,000	126,839,482
		0.14%		12/04/15	212,900,000	212,848,904
		0.19%		12/09/15	200,000,000	199,927,167
		0.20%		12/09/15	83,600,000	83,567,953
		0.25%		12/09/15	175,000,000	174,990,568
		0.15%		12/15/15	100,000,000	99,968,750
		0.16%		01/15/16	105,000,000	104,985,206
		0.17%		01/15/16	150,000,000	149,927,125
		0.30%		01/20/16	3,575,000	3,571,693
		0.30%		01/22/16	6,749,000	6,742,645
		0.34%		01/25/16	10,000,000	10,003,957
		0.21%		01/27/16	100,000,000	99,931,167
		0.25%		01/27/16	100,000,000	99,992,398
		0.26%		02/02/16	200,000,000	199,820,889
		0.25%		02/03/16	4,600,000	4,596,007
		0.27%		02/05/16	100,000,000	99,995,248
		0.27%		02/10/16	50,000,000	49,993,870
		0.34%		03/14/16	248,000,000	247,973,836
		0.26%		03/24/16	47,750,000	47,689,649
		0.33%		04/01/16	140,000,000	140,004,312
		0.34%		04/08/16	132,000,000	132,044,677
		0.40%		07/08/16	100,000,000	99,987,809
		0.43%		08/12/16	155,500,000	155,500,000
		0.51%		09/09/16	75,000,000	75,000,000
Freddie Mac		0.23%		10/26/15	21,982,000	21,978,489
		0.10%		10/29/15	250,000,000	249,980,556
		0.19%		11/30/15	51,584,000	51,568,095
		0.21%		12/07/15	49,000,000	48,981,305
		0.11%		12/16/15	200,000,000	199,953,556
		0.24%		01/05/16	68,750,000	68,706,000
		0.22%		01/06/16	125,000,000	124,925,903
		0.23%		01/12/16	125,000,000	124,917,743
		0.20%		02/23/16	250,000,000	249,798,611
		0.21%		03/03/16	150,000,000	149,868,458
						9,225,674,708
Treasury Debt 2.6%
United States Treasury Department		0.25%		10/31/15	125,000,000	125,006,658
		0.38%		11/15/15	84,000,000	84,027,434
		1.38%		11/30/15	45,000,000	45,092,048
		2.13%		12/31/15	125,000,000	125,654,250
		0.38%		01/31/16	62,000,000	62,039,311
		2.00%		01/31/16	140,000,000	140,849,730
		0.38%		04/30/16	25,000,000	25,017,289
						607,686,720
Total Fixed-Rate Obligations
(Cost $9,833,361,428)						9,833,361,428

Variable-Rate Obligations 23.3% of net assets
Government Agency Debt 20.5%
Fannie Mae		0.21%		10/21/15	450,000,000	450,007,555
		0.20%	10/25/15	07/25/16	125,000,000	125,042,936
		0.18%	10/21/15	10/21/16	125,000,000	124,987,337
		0.21%	10/08/15	09/08/17	125,000,000	124,975,507
2

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Federal Home Loan Bank		0.20%		10/23/15	61,000,000	61,001,526
		0.25%		11/20/15	6,000,000	5,999,900
		0.16%	10/24/15	11/24/15	100,000,000	100,000,000
		0.25%		12/03/15	8,000,000	7,999,820
		0.16%	10/07/15	12/07/15	100,000,000	99,996,750
		0.26%		12/09/15	50,000,000	50,000,000
		0.15%	10/15/15	01/15/16	385,000,000	384,991,556
		0.23%	11/10/15	02/10/16	150,000,000	150,000,076
		0.17%	10/18/15	02/18/16	100,000,000	99,995,120
		0.14%	10/02/15	03/02/16	150,000,000	150,000,000
		0.15%	10/23/15	03/23/16	335,000,000	334,997,019
		0.20%	11/13/15	05/13/16	200,000,000	199,980,779
		0.16%	10/18/15	05/18/16	150,000,000	150,000,000
		0.14%	10/22/15	07/22/16	150,000,000	150,000,000
		0.18%	10/08/15	09/08/16	150,000,000	150,000,000
		0.18%	11/10/15	02/10/17	100,000,000	99,978,349
		0.19%	11/17/15	02/17/17	100,000,000	99,977,987
		0.21%	10/17/15	03/17/17	100,000,000	99,977,589
		0.20%	10/18/15	08/18/17	150,000,000	150,000,000
Freddie Mac		0.19%		10/16/15	528,750,000	528,753,729
		0.18%	10/25/15	11/25/15	137,500,000	137,504,405
		0.17%	10/18/15	02/18/16	150,000,000	149,994,208
		0.15%	10/24/15	08/24/16	35,000,000	35,000,000
		0.20%	10/16/15	09/16/16	150,000,000	150,000,000
		0.20%	11/14/15	11/14/16	200,000,000	199,993,518
		0.20%	10/12/15	12/12/16	100,000,000	99,981,700
		0.21%	10/13/15	01/13/17	175,000,000	174,977,167
						4,846,114,533
Treasury Debt 2.8%
United States Treasury Department		0.06%	10/01/15	01/31/16	95,000,000	94,999,069
		0.09%	10/01/15	07/31/16	95,000,000	95,000,000
		0.07%	10/01/15	10/31/16	100,000,000	99,960,726
		0.10%	10/01/15	01/31/17	181,780,000	181,792,995
		0.09%	10/01/15	04/30/17	45,000,000	44,986,668
		0.09%	10/01/15	07/31/17	140,000,000	139,888,273
						656,627,731
Total Variable-Rate Obligations
(Cost $5,502,742,264)						5,502,742,264
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 35.1% of net assets
Government Agency Repurchase Agreements* 8.6%
Bank of Nova Scotia
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $67,980,000, 3.50% - 6.00%, due 12/01/28 - 04/01/43)		0.12%		10/01/15	66,000,220	66,000,000
Barclays Capital, Inc
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Government Agency Securities valued at $525,000,000, 0.76% - 9.25%, due 10/25/18 - 07/15/45)		0.08%		10/02/15	500,007,778	500,000,000
    3

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $52,500,001, 2.08% - 4.00%, due 08/20/37 - 10/25/45)		0.07%		10/06/15	50,000,681	50,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $185,012,810, 0.27% - 7.00%, due 06/20/16 - 09/20/45)		0.11%		10/01/15	180,000,550	180,000,000
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Government Agency Securities valued at $206,313,146, 0.27% - 7.22%, due 06/20/16 - 09/25/45)		0.06%		10/02/15	200,002,333	200,000,000
Deutsche Bank Securities, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $55,620,193, 0.00%, due 12/11/25 - 05/04/37)		0.10%		10/01/15	54,000,150	54,000,000
Goldman Sachs & Co
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $142,800,001, 1.38% - 5.50%, due 10/01/18 - 09/01/45)		0.07%		10/01/15	140,001,906	140,000,000
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $24,480,000, 0.65% - 2.50%, due 12/15/36 - 08/15/42)		0.12%		10/01/15	24,000,080	24,000,000
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Government Agency Securities valued at $31,620,001, 3.50% - 6.00%, due 01/01/34 - 10/01/44)		0.08%		10/02/15	31,000,482	31,000,000
JP Morgan Securities, LLC
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $46,350,001, 2.75% - 3.50%, due 04/01/32 - 05/20/45)		0.14%		10/01/15	45,000,175	45,000,000
Issued 09/30/15, repurchase date 10/07/15 (Collateralized by U.S. Government Agency Securities valued at $154,500,000, 2.75% - 4.50%, due 07/01/26 - 02/01/43)		0.10%		10/07/15	150,002,917	150,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $36,896,384, 3.00% - 3.50%, due 01/16/40 - 09/25/41)		0.14%		10/01/15	35,821,870	35,821,731
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $206,000,001, 3.00% - 3.50%, due 12/15/39 - 09/25/41)		0.09%		10/01/15	200,003,500	200,000,000
Mizuho Securities USA, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $54,590,000, 3.00% - 4.00%, due 08/25/41 - 09/15/41)		0.17%		10/01/15	53,000,250	53,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $316,161,230, 3.50%, due 06/01/45 - 07/01/45)		0.14%		10/01/15	304,001,182	304,000,000
						2,032,821,731
Treasury Repurchase Agreements 26.5%
Barclays Capital, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $1,157,238, 0.25%, due 05/15/16)		0.10%		10/01/15	1,134,475	1,134,472
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Treasury Securities valued at $1,195,440,032, 0.12% - 4.63%, due 10/31/15 - 02/15/44)		0.07%		10/02/15	1,172,015,952	1,172,000,000
4

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by U.S. Treasury Securities valued at $106,080,093, 0.00% - 2.13%, due 10/15/15 - 05/31/22)		0.07%		10/05/15	104,001,416	104,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $108,120,000, 0.00% - 0.88%, due 11/12/15 - 06/30/17)		0.08%		10/01/15	106,000,236	106,000,000
Federal Reserve Bank of New York
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $1,181,001,667, 2.75%, due 02/15/19)		0.05%		10/01/15	1,181,001,640	1,181,000,000
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $500,006,940, 1.75% - 6.13%, due 05/15/23 - 08/15/29)		0.07%		10/01/15	500,006,806	500,000,000
Issued 09/30/15, repurchase date 10/02/15 (Collateralized by U.S. Treasury Securities valued at $3,000,005,907, 1.63% - 3.88%, due 11/15/22 - 02/15/43)		0.07%		10/02/15	3,000,011,667	3,000,000,000
Goldman Sachs & Co
Issued 09/14/15, repurchase date 10/15/15 (Collateralized by U.S. Treasury Securities valued at $102,000,001, 0.00% - 1.50%, due 11/12/15 - 01/31/22)		0.12%		10/07/15	100,007,667	100,000,000
JP Morgan Securities, LLC
Issued 09/18/15, repurchase date 10/19/15 (Collateralized by U.S. Treasury Securities valued at $107,103,279, 1.25% - 2.50%, due 10/31/18 - 05/15/24)		0.09%		10/07/15	105,004,988	105,000,000
						6,269,134,472
Total Repurchase Agreements
(Cost $8,301,956,203)						8,301,956,203

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $23,638,059,895.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
    5

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
83.7%	Fixed-Rate Obligations	16,831,620,138	16,831,620,138
17.1%	Variable-Rate Obligations	3,424,060,209	3,424,060,209
100.8%	Total Investments	20,255,680,347	20,255,680,347
(0.8%)	Other Assets and Liabilities, Net		(152,801,893)
100.0%	Net Assets		20,102,878,454

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 83.7% of net assets
Treasury Debt 83.7%
United States Treasury Department		0.00%		10/01/15	76,111,000	76,111,000
		0.01%		10/01/15	850,000,000	850,000,000
		0.02%		10/01/15	500,000,000	500,000,000
		0.03%		10/01/15	507,840,000	507,840,000
		0.01%		10/08/15	743,160,000	743,159,277
		0.09%		10/08/15	400,000,000	399,992,907
		0.00%		10/15/15	250,000,000	249,999,903
		0.04%		10/15/15	122,879,000	122,877,280
		0.05%		10/15/15	566,000	565,990
		0.09%		10/15/15	33,692,000	33,690,821
		0.25%		10/15/15	591,000,000	591,045,165
		0.00%		10/22/15	220,200,000	220,200,000
		0.09%		10/22/15	240,000,000	239,987,260
		0.00%		10/29/15	175,000,000	175,000,000
		0.25%		10/31/15	792,000,000	792,116,654
		1.25%		10/31/15	990,000,000	990,929,169
		0.00%		11/05/15	200,000,000	199,999,805
		0.01%		11/05/15	150,000,000	149,998,542
		0.38%		11/15/15	375,000,000	375,119,816
		4.50%		11/15/15	202,000,000	203,089,635
		0.00%		11/27/15	225,459,000	225,458,643
		0.05%		11/27/15	268,908,000	268,886,711
		0.25%		11/30/15	1,718,000,000	1,718,339,494
		1.38%		11/30/15	765,000,000	766,526,859
		0.25%		12/15/15	100,000,000	100,046,537
		0.00%		12/24/15	150,000,000	149,999,646
		0.01%		12/24/15	250,000,000	249,997,083
		0.16%		12/31/15	31,555,000	31,542,038
		0.17%		12/31/15	515,232,000	515,012,269
		0.25%		12/31/15	555,000,000	555,221,646
		2.13%		12/31/15	406,000,000	408,125,004
		0.01%		01/07/16	200,000,000	199,995,917
		0.02%		01/07/16	250,000,000	249,989,792
    1

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.07%		01/07/16	250,000,000	249,951,680
		0.11%		01/07/16	100,000,000	99,971,417
		0.38%		01/15/16	755,000,000	755,624,820
		0.11%		01/21/16	100,000,000	99,965,778
		2.00%		01/31/16	279,000,000	280,669,066
		0.23%		02/11/16	125,000,000	124,892,861
		0.38%		02/15/16	194,000,000	194,213,367
		2.13%		02/29/16	310,000,000	312,388,674
		0.38%		03/15/16	185,000,000	185,167,946
		0.05%		03/17/16	50,000,000	49,988,217
		0.10%		03/31/16	150,000,000	149,922,650
		0.38%		03/31/16	467,000,000	467,286,875
		2.25%		03/31/16	199,000,000	200,993,430
		2.38%		03/31/16	285,000,000	287,921,420
		0.25%		04/15/16	185,000,000	184,965,562
		2.00%		04/30/16	140,000,000	141,382,560
		3.00%		08/31/16	45,000,000	46,047,841
		0.44%		09/15/16	140,000,000	139,401,111
Total Fixed-Rate Obligations
(Cost $16,831,620,138)						16,831,620,138

Variable-Rate Obligations 17.1% of net assets
Treasury Debt 17.1%
United States Treasury Department		0.06%	10/01/15	01/31/16	1,573,199,000	1,573,153,056
		0.08%	10/01/15	04/30/16	95,000,000	95,000,838
		0.09%	10/01/15	07/31/16	200,000,000	200,017,340
		0.07%	10/01/15	10/31/16	546,000,000	545,890,936
		0.10%	10/01/15	01/31/17	481,000,000	481,182,543
		0.09%	10/01/15	04/30/17	89,000,000	88,973,638
		0.09%	10/01/15	07/31/17	440,000,000	439,841,858
Total Variable-Rate Obligations
(Cost $3,424,060,209)						3,424,060,209

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $20,255,680,347.
2

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
38.6%	Fixed-Rate Obligations	463,510,848	463,510,848
14.2%	Variable-Rate Obligations	170,195,800	170,195,800
47.1%	Repurchase Agreements	565,171,669	565,171,669
99.9%	Total Investments	1,198,878,317	1,198,878,317
0.1%	Other Assets and Liabilities, Net		1,132,061
100.0%	Net Assets		1,200,010,378

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 38.6% of net assets
Treasury Debt 38.6%
United States Treasury Department		0.09%		10/15/15	16,308,000	16,307,429
		0.09%		10/22/15	10,000,000	9,999,469
		0.25%		10/31/15	15,000,000	15,002,042
		1.25%		10/31/15	30,000,000	30,026,939
		0.38%		11/15/15	37,000,000	37,010,451
		4.50%		11/15/15	17,000,000	17,091,398
		0.25%		11/30/15	50,000,000	50,008,657
		1.38%		11/30/15	25,000,000	25,049,150
		0.16%		12/31/15	1,000	1,000
		0.25%		12/31/15	18,000,000	18,004,133
		2.13%		12/31/15	60,000,000	60,314,039
		0.38%		01/15/16	20,000,000	20,015,426
		0.38%		01/31/16	10,000,000	10,006,340
		2.00%		01/31/16	30,000,000	30,176,001
		0.38%		02/15/16	6,000,000	6,005,299
		2.13%		02/29/16	5,000,000	5,038,511
		0.38%		03/15/16	20,000,000	20,018,156
		0.38%		03/31/16	23,000,000	23,012,542
		2.25%		03/31/16	10,000,000	10,097,038
		2.38%		03/31/16	15,000,000	15,153,759
		0.25%		04/15/16	15,000,000	14,997,208
		0.38%		04/30/16	5,000,000	5,003,458
		2.00%		04/30/16	10,000,000	10,098,754
		3.00%		08/31/16	5,000,000	5,116,427
		0.44%		09/15/16	10,000,000	9,957,222
Total Fixed-Rate Obligations
(Cost $463,510,848)						463,510,848

    1

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 14.2% of net assets
Treasury Debt 14.2%
United States Treasury Department		0.06%	10/01/15	01/31/16	95,000,000	94,996,450
		0.08%	10/01/15	04/30/16	5,000,000	5,000,044
		0.09%	10/01/15	07/31/16	12,221,000	12,220,916
		0.07%	10/01/15	10/31/16	18,000,000	17,995,525
		0.10%	10/01/15	01/31/17	10,000,000	9,999,932
		0.09%	10/01/15	04/30/17	10,000,000	9,997,038
		0.09%	10/01/15	07/31/17	20,000,000	19,985,895
Total Variable-Rate Obligations
(Cost $170,195,800)						170,195,800
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 47.1% of net assets
Treasury Repurchase Agreements 47.1%
Barclays Capital, Inc
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $102,000,001, 0.00% - 4.63%, due 02/11/16 - 04/30/19)		0.06%		10/01/15	100,001,167	100,000,000
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Treasury Securities valued at $20,400,048, 0.00% - 4.88%, due 01/14/16 - 02/28/21)		0.07%		10/02/15	20,000,272	20,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $27,715,103, 0.00% - 2.13%, due 10/15/15 - 06/30/22)		0.08%		10/01/15	27,171,729	27,171,669
Goldman Sachs & Co
Issued 09/14/15, repurchase date 10/15/15 (Collateralized by U.S. Treasury Securities valued at $153,000,077, 0.13% - 1.00%, due 09/30/19 - 04/15/20)		0.12%		10/07/15	150,011,500	150,000,000
JP Morgan Securities, LLC
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $131,580,029, 1.75% - 2.00%, due 07/31/20 - 03/31/22)		0.12%		10/01/15	129,000,430	129,000,000
Issued 09/18/15, repurchase date 10/19/15 (Collateralized by U.S. Treasury Securities valued at $51,001,610, 1.75% - 2.50%, due 07/31/20 - 05/15/24)		0.09%		10/07/15	50,002,375	50,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $90,780,350, 1.50%, due 10/31/19)		0.12%		10/01/15	89,000,297	89,000,000
Total Repurchase Agreements
(Cost $565,171,669)						565,171,669

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $1,198,878,317.
2

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
54.5%	Fixed-Rate Obligations	5,546,983,913	5,546,983,913
19.2%	Variable-Rate Obligations	1,954,135,044	1,954,135,044
26.4%	Repurchase Agreements	2,692,663,601	2,692,663,601
100.1%	Total Investments	10,193,782,558	10,193,782,558
(0.1%)	Other Assets and Liabilities, Net		(9,954,075)
100.0%	Net Assets		10,183,828,483

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 54.5% of net assets
Asset Backed Commercial Paper 4.6%
Barton Capital, LLC	a,b	0.23%		10/01/15	25,000,000	25,000,000
	a,b	0.33%		12/02/15	5,000,000	4,997,158
CAFCO, LLC	a,b	0.31%		11/04/15	78,000,000	77,977,163
Charta, LLC	a,b	0.33%		12/14/15	23,000,000	22,984,398
	a,b	0.40%		12/14/15	9,000,000	8,992,600
Collateralized Commercial Paper Co, LLC	a	0.35%		10/23/15	35,000,000	34,992,514
CRC Funding, LLC	a,b	0.46%		02/02/16	30,000,000	29,952,467
	a,b	0.46%		02/03/16	26,000,000	25,958,472
	a,b	0.52%		03/17/16	25,000,000	24,939,333
	a,b	0.48%		03/21/16	40,000,000	39,908,267
Jupiter Securitization Co, LLC	a,b	0.31%		11/03/15	14,000,000	13,996,022
Old Line Funding, LLC	a,b	0.50%		03/29/16	25,000,000	24,937,500
Ridgefield Funding Co, LLC	a,b	0.35%		12/02/15	23,000,000	22,986,136
	a,b	0.35%		12/03/15	52,000,000	51,968,150
	a,b	0.35%		12/15/15	1,000,000	999,271
Thunder Bay Funding, LLC	a,b	0.40%		12/16/15	19,000,000	18,983,956
Victory Receivables Corp	a,b	0.33%		12/10/15	35,000,000	34,977,542
						464,550,949
Financial Company Commercial Paper 6.0%
Caisse des Depots et Consignations	b	0.24%		10/13/15	37,000,000	36,997,040
    1

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Commonwealth Bank of Australia	b	0.28%		12/01/15	21,000,000	20,990,037
DBS Bank, Ltd	b	0.29%		11/02/15	51,000,000	50,986,853
	b	0.30%		11/25/15	40,000,000	39,981,667
DNB Bank ASA	b	0.33%		10/01/15	102,000,000	102,000,000
ING (U.S.) Funding, LLC	a	0.37%		10/13/15	2,000,000	1,999,753
	a	0.38%		10/19/15	11,000,000	10,997,910
	a	0.40%		11/02/15	39,000,000	38,986,133
	a	0.41%		11/16/15	95,000,000	94,950,230
	a	0.40%		11/23/15	20,000,000	19,988,222
JP Morgan Securities, LLC		0.30%		10/23/15	1,000,000	999,817
Macquarie Bank, Ltd	b	0.29%		10/21/15	75,000,000	74,987,917
Nationwide Building Society	b	0.30%		10/05/15	1,000,000	999,967
	b	0.37%		11/19/15	53,000,000	52,973,309
	b	0.40%		12/03/15	32,000,000	31,977,600
Oversea-Chinese Banking Corp, Ltd		0.52%		03/03/16	2,000,000	1,995,551
United Overseas Bank, Ltd	b	0.40%		01/08/16	25,000,000	24,972,500
						606,784,506
Other Commercial Paper 2.0%
Coca-Cola Co	b	0.68%		06/02/16	99,000,000	98,541,850
Toyota Motor Credit Corp		0.31%		12/11/15	2,000,000	1,998,777
		0.31%		12/18/15	100,000,000	99,932,833
						200,473,460
Certificates of Deposit 36.3%
Abbey National Treasury Services PLC	a	0.31%		11/04/15	45,000,000	45,000,000
	a	0.36%		12/15/15	37,000,000	37,000,000
Bank of Montreal		0.31%		11/06/15	15,000,000	15,000,000
		0.31%		11/12/15	55,000,000	55,000,000
		0.33%		01/22/16	150,000,000	150,000,000
Bank of Nova Scotia		0.30%		10/13/15	31,000,000	31,000,000
		0.34%		11/09/15	30,000,000	30,000,000
Bank of the West		0.30%		11/09/15	22,000,000	22,000,000
		0.32%		12/03/15	3,000,000	3,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.50%		02/09/16	46,000,000	46,000,000
Barclays Bank PLC		0.53%		10/05/15	22,000,000	22,000,000
		0.60%		02/26/16	54,000,000	54,000,000
		0.92%		05/23/16	30,000,000	30,000,000
BNP Paribas Fortis SA		0.27%		10/26/15	25,000,000	25,000,000
BNP Paribas SA		0.39%		10/01/15	28,000,000	28,000,000
		0.52%		03/01/16	39,000,000	39,000,000
Canadian Imperial Bank of Commerce		0.39%		01/08/16	49,000,000	49,000,000
Chase Bank USA, NA		0.35%		10/01/15	122,000,000	122,000,000
		0.38%		12/07/15	22,000,000	22,000,000
2

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Credit Agricole Corporate and Investment Bank		0.33%		11/02/15	27,000,000	27,000,000
		0.30%		12/01/15	4,000,000	4,000,000
		0.35%		12/17/15	70,000,000	70,000,000
Credit Agricole SA		0.29%		10/01/15	42,000,000	42,000,000
Credit Suisse AG		0.45%		12/18/15	101,000,000	101,000,000
		0.50%		02/01/16	3,000,000	3,000,000
		0.59%		03/08/16	1,000,000	1,000,000
		0.57%		03/29/16	5,000,000	5,000,000
HSBC Bank PLC		0.40%		10/13/15	100,000,000	100,000,000
		0.35%		10/28/15	94,000,000	94,000,000
		0.32%		11/05/15	99,000,000	99,000,000
		0.43%		12/23/15	20,000,000	20,000,000
HSBC Bank USA		0.40%		12/09/15	50,000,000	50,000,000
ING Bank NV		0.42%		11/02/15	39,000,000	39,000,000
Landesbank Hessen-Thuringen Girozentrale		0.12%		10/01/15	50,000,000	50,000,000
Lloyds Bank PLC		0.52%		02/23/16	39,000,000	39,000,000
		0.50%		04/05/16	58,000,000	58,000,000
Mitsubishi UFJ Trust & Banking Corp		0.35%		10/21/15	10,000,000	10,000,000
		0.31%		12/17/15	57,000,000	57,000,000
		0.42%		01/15/16	93,000,000	93,000,000
		0.40%		01/21/16	2,000,000	2,000,000
		0.40%		01/22/16	2,000,000	2,000,000
		0.40%		01/27/16	5,000,000	5,000,000
		0.43%		01/29/16	29,000,000	29,000,000
Mizuho Bank, Ltd		0.35%		11/13/15	29,000,000	29,000,000
		0.50%		03/17/16	100,000,000	100,000,000
MUFG Union Bank, NA		0.27%		10/26/15	18,000,000	18,000,000
National Bank of Canada		0.40%		01/04/16	50,000,000	50,000,000
Natixis SA		0.40%		12/07/15	99,000,000	99,000,000
Nordea Bank Finland PLC		0.34%		11/16/15	27,000,000	27,000,000
Oversea-Chinese Banking Corp, Ltd		0.10%		10/06/15	52,000,000	52,000,000
		0.25%		10/27/15	5,000,000	5,000,000
		0.32%		11/18/15	3,175,000	3,175,000
Rabobank Nederland		0.28%		11/02/15	136,000,000	136,000,000
		0.35%		01/04/16	20,000,000	20,000,000
		0.51%		03/24/16	1,000,000	1,000,000
Societe Generale		0.35%		01/04/16	72,000,000	72,000,000
Sumitomo Mitsui Banking Corp		0.37%		10/28/15	19,000,000	19,000,000
		0.40%		11/06/15	50,000,000	50,000,000
		0.40%		11/10/15	5,000,000	5,000,000
		0.40%		11/12/15	50,000,000	50,000,000
		0.35%		11/16/15	26,000,000	26,000,000
		0.36%		12/01/15	33,000,000	33,000,000
		0.33%		12/02/15	50,000,000	49,999,998
		0.50%		03/17/16	46,000,000	46,000,000
		0.50%		03/24/16	27,000,000	27,000,000
    3

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Trust Bank, Ltd		0.28%		10/13/15	34,000,000	34,000,000
		0.30%		11/10/15	23,000,000	23,000,000
		0.33%		12/08/15	21,000,000	21,000,000
		0.34%		12/09/15	32,000,000	32,000,000
		0.34%		12/11/15	73,000,000	73,000,000
		0.33%		12/16/15	3,000,000	3,000,000
Svenska Handelsbanken AB		0.30%		11/20/15	22,000,000	22,000,000
		0.30%		11/23/15	12,000,000	12,000,000
		0.30%		12/01/15	165,000,000	165,000,000
Swedbank AB		0.08%		10/07/15	115,000,000	115,000,000
Toronto-Dominion Bank		0.30%		10/27/15	15,000,000	15,000,000
		0.30%		11/02/15	20,000,000	20,000,000
		0.30%		11/05/15	110,000,000	110,000,000
		0.26%		11/09/15	17,000,000	17,000,000
		0.62%		04/25/16	68,000,000	68,000,000
UBS AG		0.34%		11/20/15	34,000,000	34,000,000
		0.33%		12/01/15	67,000,000	67,000,000
		0.55%		03/01/16	48,000,000	48,000,000
Wells Fargo Bank, NA		0.51%		03/07/16	39,000,000	39,000,000
Westpac Banking Corp		0.48%		02/08/16	40,000,000	40,000,000
						3,701,174,998
Other Instruments 4.5%
Australia & New Zealand Banking Group, Ltd		0.14%		10/01/15	219,000,000	219,000,000
		0.15%		10/05/15	6,000,000	6,000,000
		0.14%		10/06/15	13,000,000	13,000,000
		0.11%		10/07/15	15,000,000	15,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		10/01/15	81,000,000	81,000,000
		0.10%		10/06/15	20,000,000	20,000,000
Lloyds Bank PLC		0.06%		10/01/15	38,000,000	38,000,000
Skandinaviska Enskilda Banken AB		0.10%		10/06/15	68,000,000	68,000,000
						460,000,000
Other Notes 1.1%
Bank of America, NA		0.26%		10/01/15	36,000,000	36,000,000
		0.31%		10/13/15	12,000,000	12,000,000
		0.32%		10/19/15	21,000,000	21,000,000
		0.33%		12/02/15	9,000,000	9,000,000
		0.34%		01/19/16	9,000,000	9,000,000
		0.46%		02/01/16	4,000,000	4,000,000
		0.53%		02/22/16	23,000,000	23,000,000
						114,000,000
Total Fixed-Rate Obligations
(Cost $5,546,983,913)						5,546,983,913

Variable-Rate Obligations 19.2% of net assets
Financial Company Commercial Paper 1.0%
Commonwealth Bank of Australia	b	0.32%	10/19/15	11/19/15	35,000,000	34,999,759
	b	0.34%	10/13/15	05/12/16	39,000,000	39,000,000
4

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Westpac Banking Corp	b	0.31%	10/16/15	11/16/15	28,000,000	28,000,000
						101,999,759
Certificates of Deposit 15.1%
Bank of Nova Scotia		0.29%		10/09/15	175,000,000	175,000,000
		0.30%	10/08/15	12/08/15	10,000,000	10,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.55%	10/13/15	03/10/16	108,000,000	108,000,000
Canadian Imperial Bank of Commerce		0.29%	10/13/15	11/12/15	77,000,000	77,000,000
		0.43%	10/28/15	06/28/16	90,000,000	90,000,000
JPMorgan Chase Bank, NA		0.34%		10/22/15	128,000,000	128,000,000
		0.34%		10/23/15	68,000,000	68,000,000
		0.33%		10/27/15	90,000,000	90,000,000
Royal Bank of Canada		0.31%	10/13/15	12/10/15	35,000,000	35,000,000
		0.31%	10/06/15	01/06/16	46,000,000	46,000,000
		0.30%	10/26/15	02/25/16	15,000,000	15,000,000
		0.34%	10/13/15	04/13/16	93,000,000	93,000,000
Toronto-Dominion Bank		0.30%		10/19/15	21,000,000	21,000,000
		0.36%	10/19/15	03/17/16	1,000,000	1,000,000
		0.33%	10/20/15	03/21/16	92,000,000	92,000,000
		0.34%	10/27/15	05/27/16	56,000,000	56,000,000
Wells Fargo Bank, NA		0.33%	10/09/15	02/09/16	108,000,000	108,000,000
		0.34%	10/14/15	02/12/16	150,000,000	150,000,000
		0.32%	10/27/15	02/26/16	21,000,000	21,000,000
Westpac Banking Corp		0.33%	10/08/15	02/08/16	14,000,000	14,000,000
		0.34%	10/13/15	02/12/16	30,000,000	30,000,000
		0.36%	10/01/15	07/01/16	116,000,000	116,000,000
						1,544,000,000
Treasury Debt 1.5%
United States Treasury Department		0.06%	10/01/15	01/31/16	86,000,000	85,995,268
		0.09%	10/01/15	07/31/16	46,000,000	46,000,000
		0.07%	10/01/15	10/31/16	20,000,000	19,992,145
						151,987,413
Other Notes 1.5%
Bank of America, NA		0.41%	10/05/15	04/04/16	45,000,000	45,000,000
JPMorgan Chase Bank, NA		0.46%	10/22/15	10/21/16	50,000,000	50,000,000
Wells Fargo Bank, NA		0.46%	12/15/15	10/14/16	50,000,000	50,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	4,927,872	4,927,872
						149,927,872
Variable Rate Demand Notes 0.1%
EMF LLC
Bonds (One Workplace) Series 2012	a	0.24%		10/07/15	4,095,000	4,095,000
    5

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		10/07/15	2,125,000	2,125,000
						6,220,000
Total Variable-Rate Obligations
(Cost $1,954,135,044)						1,954,135,044
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.4% of net assets
Government Agency Repurchase Agreements* 4.1%
Bank of Nova Scotia
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $29,870,000, 3.50% - 4.00%, due 09/01/42 - 02/01/43)		0.12%		10/01/15	29,000,097	29,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $81,940,979, 0.27% - 6.50%, due 11/15/15 - 09/01/45)		0.11%		10/01/15	79,000,241	79,000,000
Deutsche Bank Securities, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $23,690,284, 2.63% - 7.13%, due 09/06/24 - 01/15/30)		0.10%		10/01/15	23,000,064	23,000,000
Goldman Sachs & Co
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $61,200,000, 2.10% - 6.50%, due 12/01/24 - 07/01/45)		0.07%		10/01/15	60,000,817	60,000,000
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $10,200,000, 2.41% - 6.00%, due 08/01/22 - 06/01/45)		0.12%		10/01/15	10,000,033	10,000,000
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Government Agency Securities valued at $9,180,000, 4.00%, due 09/01/43)		0.08%		10/02/15	9,000,140	9,000,000
JP Morgan Securities, LLC
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $20,600,000, 3.00% - 3.50%, due 02/01/43 - 05/20/45)		0.14%		10/01/15	20,000,078	20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $16,480,000, 3.00%, due 01/16/40)		0.14%		10/01/15	16,000,062	16,000,000
Mizuho Securities USA, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $23,690,000, 2.45% - 3.46%, due 08/01/40 - 09/01/40)		0.17%		10/01/15	23,000,109	23,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $138,320,538, 3.00%, due 05/01/43)		0.14%		10/01/15	133,000,517	133,000,000
6

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Wells Fargo Securities, LLC
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $22,880,401, 0.00% - 5.50%, due 01/01/23 - 09/01/45)		0.09%		10/06/15	22,000,385	22,000,000
						424,000,000
Treasury Repurchase Agreements 18.2%
Barclays Capital, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $1,696,874, 0.00% - 2.75%, due 11/12/15 - 06/30/22)		0.10%		10/01/15	1,663,606	1,663,601
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by U.S. Treasury Securities valued at $46,920,030, 0.88% - 3.13%, due 06/15/17 - 05/15/21)		0.07%		10/05/15	46,000,626	46,000,000
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $23,100,000, 3.00%, due 03/25/43 - 06/20/45)		0.07%		10/06/15	22,000,299	22,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $48,960,001, 0.00% - 2.00%, due 11/12/15 - 01/15/21)		0.08%		10/01/15	48,000,107	48,000,000
Federal Reserve Bank of New York
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $932,001,337, 2.75%, due 02/15/19)		0.05%		10/01/15	932,001,294	932,000,000
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $279,003,798, 1.75% - 7.88%, due 02/15/21 - 08/15/29)		0.07%		10/01/15	279,003,798	279,000,000
Issued 09/30/15, repurchase date 10/02/15 (Collateralized by U.S. Treasury Securities valued at $472,001,011, 2.38% - 3.13%, due 06/30/18 - 05/15/21)		0.07%		10/02/15	472,001,836	472,000,000
Goldman Sachs & Co
Issued 09/14/15, repurchase date 10/15/15 (Collateralized by U.S. Treasury Securities valued at $55,080,010, 0.13% - 1.50%, due 01/15/18 - 07/15/24)		0.12%		10/07/15	54,004,140	54,000,000
						1,854,663,601
Other Repurchase Agreements** 4.1%
Credit Suisse Securities (USA), LLC
Issued 09/15/15, repurchase date 03/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $226,550,337, 0.00% - 8.01%, due 04/15/25 - 09/12/49)	c	0.85%		01/03/16	197,511,653	197,000,000
JP Morgan Securities, LLC
Issued 09/24/15, repurchase date 03/21/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $51,756,469, 2.40% - 7.00%, due 10/15/16 - 08/10/55)	c	0.75%		12/29/15	45,090,000	45,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/22/15, repurchase date 12/21/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $144,900,000, 0.00% - 0.41%, due 12/19/36 - 03/25/58)	c	0.62%		11/04/15	126,093,310	126,000,000
    7

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Wells Fargo Securities, LLC
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,400,895, 3.09%, due 08/27/37)		0.25%		10/05/15	16,000,778	16,000,000
Issued 08/06/15, repurchase date 02/12/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,636,563, 0.00% - 3.72%, due 10/28/19 - 07/22/30)	c	0.75%		01/03/16	30,093,750	30,000,000
						414,000,000
Total Repurchase Agreements
(Cost $2,692,663,601)						2,692,663,601

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $10,193,782,558.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,066,966,934 or 10.5% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $402,927,872 or 4.0% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange Traded Fund
8

Schwab Taxable Money Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2015, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
9

Schwab Taxable Money Funds
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88397SEP15
10

The Charles Schwab Family of Funds
Schwab Cash Reserves™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
54.4%	Fixed-Rate Obligations	21,271,663,387	21,271,663,387
18.7%	Variable-Rate Obligations	7,311,605,162	7,311,605,162
26.9%	Repurchase Agreements	10,498,853,356	10,498,853,356
100.0%	Total Investments	39,082,121,905	39,082,121,905
0.0%	Other Assets and Liabilities, Net		9,337,643
100.0%	Net Assets		39,091,459,548

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 54.4% of net assets
Asset Backed Commercial Paper 5.7%
Barton Capital, LLC	a,b	0.27%		10/14/15	61,000,000	60,994,052
CAFCO, LLC	a,b	0.31%		11/03/15	50,000,000	49,985,792
	a,b	0.31%		11/04/15	22,000,000	21,993,559
Cancara Asset Securitisation, LLC	a,b	0.31%		12/21/15	149,000,000	148,896,072
Chariot Funding, LLC	a,b	0.30%		10/29/15	25,000,000	24,994,167
	a,b	0.32%		10/29/15	5,000,000	4,998,756
Charta, LLC	a,b	0.32%		11/02/15	10,000,000	9,997,156
	a,b	0.31%		11/04/15	79,000,000	78,976,871
	a,b	0.34%		12/01/15	150,000,000	149,913,583
	a,b	0.51%		03/15/16	21,000,000	20,950,615
Ciesco, LLC	a,b	0.31%		11/02/15	46,000,000	45,987,324
	a,b	0.31%		11/03/15	50,000,000	49,985,792
	a,b	0.31%		11/04/15	41,000,000	40,987,996
	a,b	0.46%		02/02/16	38,000,000	37,939,791
Collateralized Commercial Paper Co, LLC	a	0.37%		11/23/15	173,000,000	172,905,763
	a	0.42%		12/09/15	58,000,000	57,953,310
	a	0.52%		04/01/16	136,000,000	135,640,507
Collateralized Commercial Paper II Co, LLC	b	0.52%		04/01/16	102,000,000	101,730,380
CRC Funding, LLC	a,b	0.31%		11/04/15	82,000,000	81,975,992
	a,b	0.46%		02/02/16	44,000,000	43,930,284
	a,b	0.51%		03/08/16	37,000,000	36,916,658
Crown Point Capital Co, LLC	a,b	0.33%		12/09/15	6,000,000	5,996,205
    1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fairway Finance Co, LLC	a,b	0.33%		12/21/15	100,000,000	99,925,750
Gotham Funding Corp	a,b	0.34%		12/14/15	50,000,000	49,965,056
Jupiter Securitization Co, LLC	a,b	0.30%		10/30/15	1,000,000	999,758
	a,b	0.31%		11/03/15	5,000,000	4,998,579
Old Line Funding, LLC	a,b	0.31%		11/05/15	100,000,000	99,969,861
	a,b	0.33%		11/23/15	100,000,000	99,951,417
	a,b	0.36%		12/16/15	29,711,000	29,688,420
Ridgefield Funding Co, LLC	a,b	0.34%		11/20/15	13,000,000	12,993,861
	a,b	0.35%		12/02/15	92,000,000	91,944,544
	a,b	0.35%		12/03/15	36,000,000	35,977,950
	a,b	0.36%		12/07/15	67,000,000	66,955,110
Sheffield Receivables Co, LLC	a,b	0.35%		11/16/15	91,000,000	90,959,303
	a,b	0.35%		11/17/15	76,000,000	75,965,272
Thunder Bay Funding, LLC	a,b	0.46%		01/19/16	41,000,000	40,942,372
Victory Receivables Corp	a,b	0.34%		12/14/15	44,000,000	43,969,249
						2,228,857,127
Financial Company Commercial Paper 6.6%
Bank of Nova Scotia	b	0.32%		11/09/15	121,500,000	121,457,880
	b	0.33%		11/23/15	113,000,000	112,945,101
BPCE SA	b	0.34%		11/02/15	81,000,000	80,975,520
Caisse des Depots et Consignations	b	0.24%		10/13/15	27,000,000	26,997,840
Commonwealth Bank of Australia	b	0.28%		12/01/15	93,000,000	92,955,877
Credit Agricole Corporate and Investment Bank		0.30%		11/03/15	21,000,000	20,994,225
DNB Bank ASA	b	0.33%		10/01/15	375,000,000	375,000,000
HSBC Bank PLC	b	0.32%		10/29/15	231,000,000	230,942,507
ING (U.S.) Funding, LLC	a	0.40%		11/02/15	45,000,000	44,984,000
	a	0.41%		11/16/15	258,000,000	257,864,837
	a	0.40%		11/23/15	101,000,000	100,940,522
Macquarie Bank, Ltd	b	0.30%		10/09/15	150,000,000	149,990,000
	b	0.29%		10/21/15	139,000,000	138,977,605
Nationwide Building Society	b	0.30%		10/01/15	59,000,000	59,000,000
	b	0.30%		10/05/15	86,000,000	85,997,133
	b	0.37%		11/19/15	10,000,000	9,994,964
Oversea-Chinese Banking Corp, Ltd		0.29%		11/04/15	200,000,000	199,945,222
		0.52%		03/03/16	6,000,000	5,986,653
Societe Generale	b	0.33%		01/04/16	257,000,000	256,776,196
Swedbank AB		0.39%		01/26/16	60,000,000	59,923,950
United Overseas Bank, Ltd	b	0.40%		01/07/16	143,000,000	142,844,289
	b	0.40%		01/08/16	23,000,000	22,974,700
						2,598,469,021
2

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Commercial Paper 2.4%
Coca-Cola Co	b	0.39%		01/21/16	94,650,000	94,535,158
	b	0.38%		01/22/16	21,000,000	20,974,952
	b	0.39%		01/22/16	100,000,000	99,877,583
	b	0.51%		03/17/16	210,000,000	209,500,200
	b	0.68%		06/02/16	27,000,000	26,875,050
Toyota Motor Credit Corp		0.31%		11/20/15	75,000,000	74,967,708
		0.31%		11/30/15	100,000,000	99,948,333
		0.31%		12/02/15	31,000,000	30,983,450
		0.31%		12/14/15	50,000,000	49,968,139
		0.37%		01/21/16	252,000,000	251,709,920
						959,340,493
Certificates of Deposit 32.1%
Abbey National Treasury Services PLC	a	0.33%		11/16/15	2,000,000	2,000,000
Bank of Montreal		0.26%		10/20/15	124,000,000	124,000,000
		0.25%		10/21/15	65,000,000	65,000,000
		0.31%		11/06/15	15,000,000	15,000,000
		0.33%		01/22/16	35,000,000	35,000,000
Bank of Nova Scotia		0.34%		11/09/15	72,000,000	72,000,000
		0.33%		11/13/15	119,000,000	119,000,000
Bank of the West		0.28%		10/23/15	77,000,000	77,000,000
		0.32%		12/03/15	47,000,000	47,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.34%		10/05/15	60,000,000	60,000,000
		0.34%		10/06/15	119,000,000	119,000,000
		0.50%		02/09/16	117,000,000	117,000,000
Barclays Bank PLC		0.60%		02/26/16	263,000,000	263,000,000
		0.92%		05/23/16	113,000,000	113,000,000
BNP Paribas Fortis SA		0.27%		10/26/15	83,000,000	83,000,000
BNP Paribas SA		0.39%		10/01/15	7,000,000	7,000,000
		0.26%		10/13/15	91,000,000	91,000,000
		0.40%		12/01/15	162,000,000	162,000,000
		0.52%		03/01/16	280,000,000	280,000,000
Canadian Imperial Bank of Commerce		0.39%		01/08/16	27,000,000	27,000,000
		0.52%		03/04/16	108,000,000	108,000,000
		0.55%		03/14/16	50,000,000	50,000,000
Chase Bank USA, NA		0.38%		12/07/15	81,000,000	81,000,000
Credit Agricole Corporate and Investment Bank		0.33%		11/02/15	108,000,000	108,000,000
		0.30%		12/01/15	68,000,000	68,000,000
		0.39%		12/01/15	104,000,000	104,000,000
		0.35%		12/17/15	91,000,000	91,000,000
Credit Agricole SA		0.29%		10/01/15	192,000,000	192,000,000
Credit Suisse AG		0.58%		02/18/16	92,000,000	92,000,000
		0.59%		03/08/16	108,000,000	108,000,000
		0.57%		03/29/16	158,000,000	158,000,000
		0.59%		04/01/16	209,000,000	209,000,000
HSBC Bank PLC		0.35%		10/28/15	134,000,000	134,000,000
		0.32%		11/05/15	242,000,000	242,000,000
    3

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC Bank USA		0.32%		10/26/15	131,000,000	131,000,000
		0.40%		12/09/15	56,000,000	56,000,000
ING Bank NV		0.42%		11/02/15	50,000,000	50,000,000
		0.34%		12/02/15	136,000,000	136,000,000
		0.38%		12/11/15	186,000,000	186,000,000
Landesbank Hessen-Thuringen Girozentrale		0.12%		10/01/15	59,000,000	59,000,000
Lloyds Bank PLC		0.27%		11/02/15	10,000,000	10,000,000
		0.36%		12/01/15	378,000,000	378,000,000
		0.31%		12/21/15	175,000,000	175,000,000
		0.52%		02/23/16	44,000,000	44,000,000
		0.50%		04/05/16	88,000,000	88,000,000
Mitsubishi UFJ Trust & Banking Corp		0.32%		10/09/15	98,000,000	98,000,000
		0.35%		10/09/15	67,000,000	67,000,000
		0.35%		10/21/15	32,000,000	32,000,000
		0.35%		11/06/15	105,000,000	105,000,000
		0.30%		11/09/15	42,000,000	42,000,000
		0.36%		11/09/15	35,000,000	35,000,000
		0.31%		12/17/15	1,000,000	1,000,000
		0.42%		01/05/16	140,000,000	140,000,000
		0.42%		01/15/16	21,000,000	21,000,000
		0.40%		01/21/16	241,000,000	241,000,000
		0.40%		01/22/16	176,000,000	176,000,000
		0.40%		01/27/16	14,000,000	14,000,000
Mizuho Bank, Ltd		0.28%		10/21/15	7,000,000	7,000,000
		0.35%		11/16/15	353,000,000	353,000,000
		0.33%		12/07/15	38,000,000	38,000,000
		0.50%		03/17/16	393,000,000	393,000,000
MUFG Union Bank, NA		0.30%		11/02/15	103,000,000	103,000,000
National Bank of Canada		0.40%		01/04/16	108,000,000	108,000,000
		0.44%		01/15/16	84,000,000	84,000,000
		0.45%		01/19/16	1,000,000	1,000,000
		0.55%		02/18/16	1,000,000	1,000,000
Natixis SA		0.34%		11/02/15	21,000,000	21,000,000
		0.40%		12/01/15	368,000,000	368,000,000
Nordea Bank Finland PLC		0.34%		12/01/15	384,000,000	383,996,752
Oversea-Chinese Banking Corp, Ltd		0.10%		10/06/15	67,000,000	67,000,000
		0.31%		11/17/15	59,000,000	59,000,000
		0.32%		11/18/15	157,000,000	157,000,000
Rabobank Nederland		0.28%		11/02/15	235,000,000	235,000,000
		0.35%		01/04/16	160,000,000	160,000,000
		0.37%		01/08/16	66,000,000	66,000,000
		0.50%		02/19/16	108,000,000	108,000,000
Skandinaviska Enskilda Banken AB		0.48%		04/05/16	112,000,000	112,000,000
Sumitomo Mitsui Banking Corp		0.28%		10/01/15	18,000,000	18,000,000
		0.28%		10/13/15	65,000,000	65,000,000
		0.32%		10/21/15	14,000,000	14,000,000
		0.37%		10/27/15	73,000,000	73,000,000
		0.37%		10/28/15	100,000,000	100,000,000
		0.35%		11/06/15	40,000,000	40,000,000
		0.40%		11/06/15	75,000,000	75,000,000
		0.40%		11/10/15	7,000,000	7,000,000
4

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.40%		11/12/15	55,000,000	55,000,000
		0.33%		12/01/15	10,000,000	10,000,000
		0.33%		12/02/15	136,000,000	135,999,994
		0.33%		12/09/15	109,000,000	109,000,000
		0.37%		12/18/15	85,000,000	85,000,000
		0.41%		01/07/16	8,000,000	8,000,000
		0.41%		01/12/16	19,000,000	19,000,000
		0.50%		03/17/16	47,000,000	47,000,000
		0.50%		03/24/16	147,000,000	147,000,000
		0.50%		03/29/16	88,000,000	88,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.28%		10/13/15	63,000,000	63,000,000
		0.30%		11/10/15	90,000,000	90,000,000
		0.33%		12/08/15	8,000,000	8,000,000
		0.34%		12/09/15	26,000,000	26,000,000
		0.34%		12/10/15	124,000,000	124,000,000
		0.34%		12/11/15	209,000,000	209,000,000
		0.33%		12/16/15	37,000,000	37,000,000
Svenska Handelsbanken AB		0.30%		11/20/15	78,000,000	78,000,000
		0.30%		11/23/15	87,000,000	87,000,000
Swedbank AB		0.08%		10/07/15	435,000,000	435,000,000
		0.30%		11/20/15	82,000,000	82,000,000
Toronto-Dominion Bank		0.30%		11/05/15	185,000,000	185,000,000
		0.30%		11/06/15	112,000,000	112,000,000
		0.26%		11/09/15	175,000,000	175,000,000
		0.30%		12/01/15	88,000,000	88,000,000
		0.62%		04/25/16	148,000,000	148,000,000
UBS AG		0.35%		11/16/15	387,000,000	387,000,000
		0.50%		02/03/16	114,000,000	114,000,000
		0.55%		03/01/16	78,000,000	78,000,000
Wells Fargo Bank, NA		0.51%		03/07/16	161,000,000	161,000,000
Westpac Banking Corp		0.48%		02/08/16	16,000,000	16,000,000
						12,531,996,746
Other Instruments 5.1%
Australia & New Zealand Banking Group, Ltd		0.14%		10/01/15	115,000,000	115,000,000
		0.14%		10/06/15	225,000,000	225,000,000
		0.11%		10/07/15	450,000,000	450,000,000
Canadian Imperial Bank of Commerce		0.09%		10/05/15	132,000,000	132,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		10/01/15	309,000,000	309,000,000
		0.10%		10/06/15	81,000,000	81,000,000
Skandinaviska Enskilda Banken AB		0.10%		10/06/15	220,000,000	220,000,000
Svenska Handelsbanken AB		0.10%		10/01/15	445,000,000	445,000,000
						1,977,000,000
Other Notes 2.5%
Bank of America, NA		0.26%		10/01/15	315,000,000	315,000,000
		0.34%		11/05/15	119,000,000	119,000,000
		0.30%		11/09/15	17,000,000	17,000,000
		0.34%		12/01/15	80,000,000	80,000,000
		0.33%		12/02/15	36,000,000	36,000,000
		0.34%		01/19/16	100,000,000	100,000,000
    5

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.46%		02/01/16	186,000,000	186,000,000
		0.53%		02/22/16	123,000,000	123,000,000
						976,000,000
Total Fixed-Rate Obligations
(Cost $21,271,663,387)						21,271,663,387

Variable-Rate Obligations 18.7% of net assets
Financial Company Commercial Paper 2.5%
Australia & New Zealand Banking Group, Ltd	b	0.29%	10/13/15	11/10/15	187,000,000	187,000,000
Commonwealth Bank of Australia	b	0.28%		10/29/15	17,000,000	16,999,882
	b	0.34%	10/13/15	05/12/16	31,000,000	31,000,000
	b	0.40%	10/27/15	06/27/16	300,000,000	300,000,000
	b	0.40%	10/29/15	06/29/16	134,000,000	134,000,000
HSBC Bank PLC	b	0.34%	10/05/15	01/04/16	307,000,000	307,000,000
						975,999,882
Certificates of Deposit 11.8%
Bank of Nova Scotia		0.30%	10/08/15	12/08/15	100,000,000	100,000,000
		0.32%	10/21/15	12/21/15	166,000,000	166,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.55%	10/13/15	03/10/16	112,000,000	112,000,000
Canadian Imperial Bank of Commerce		0.37%	10/13/15	06/10/16	312,000,000	312,000,000
		0.43%	10/28/15	06/28/16	116,000,000	116,000,000
Commonwealth Bank of Australia		0.28%		10/09/15	36,000,000	36,000,000
JPMorgan Chase Bank, NA		0.34%		10/22/15	100,000,000	100,000,000
		0.34%		10/23/15	170,000,000	170,000,000
		0.34%	10/08/15	12/08/15	273,000,000	273,000,000
Royal Bank of Canada		0.31%	10/13/15	12/10/15	120,000,000	120,000,000
		0.31%	10/06/15	01/06/16	236,000,000	236,000,000
		0.30%	10/26/15	02/25/16	75,000,000	75,000,000
		0.34%	10/13/15	04/13/16	414,000,000	414,000,000
		0.40%	10/01/15	08/31/16	125,000,000	125,000,000
State Street Bank & Trust Co, NA		0.34%	10/13/15	03/11/16	163,000,000	163,000,000
Toronto-Dominion Bank		0.30%		10/14/15	60,000,000	60,000,000
		0.30%		10/19/15	115,000,000	115,000,000
		0.36%	10/16/15	03/16/16	89,000,000	89,000,000
		0.36%	10/19/15	03/17/16	365,000,000	365,000,000
		0.33%	10/20/15	03/21/16	193,000,000	193,000,000
		0.34%	10/27/15	05/27/16	26,000,000	26,000,000
Wells Fargo Bank, NA		0.31%	10/19/15	11/18/15	135,000,000	135,000,000
		0.32%	10/21/15	11/23/15	224,000,000	224,000,000
		0.29%	10/26/15	11/25/15	173,000,000	173,000,000
		0.33%	10/08/15	02/08/16	54,000,000	54,000,000
		0.33%	10/09/15	02/09/16	82,000,000	82,000,000
		0.32%	10/27/15	02/26/16	150,000,000	150,000,000
		0.34%	10/13/15	05/05/16	43,000,000	43,000,000
		0.37%	10/21/15	05/23/16	2,000,000	2,000,000
6

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Westpac Banking Corp		0.30%		10/23/15	85,000,000	85,000,000
		0.33%	10/08/15	02/08/16	174,000,000	174,000,000
		0.34%	10/13/15	02/12/16	110,000,000	110,000,000
						4,598,000,000
Treasury Debt 1.6%
United States Treasury Department		0.06%	10/01/15	01/31/16	264,000,000	263,989,543
		0.09%	10/01/15	07/31/16	170,000,000	170,000,000
		0.10%	10/01/15	01/31/17	200,000,000	199,998,779
						633,988,322
Variable Rate Demand Notes 0.1%
3925 Seaport Associates
Variable Rate Demand Bonds Series 2013	a	0.20%		10/07/15	6,260,000	6,260,000
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		10/07/15	3,665,000	3,665,000
Smithsonian Institution
Taxable Bonds Series 2013B	a	0.23%		10/07/15	27,500,000	27,500,000
Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.24%		10/07/15	3,000,000	3,000,000
Yavapai Cnty IDA
RB (Drake Cement LLC) Taxable Series 2015	a	0.25%		10/07/15	13,000,000	13,000,000
						53,425,000
Other Notes 2.7%
Bank of America, NA		0.41%	10/05/15	04/04/16	100,000,000	100,000,000
JPMorgan Chase Bank, NA		0.43%		11/06/15	50,000,000	50,003,000
		0.44%	10/19/15	09/16/16	110,000,000	110,000,000
		0.46%	10/22/15	10/21/16	95,000,000	95,000,000
Royal Bank of Canada	b	0.37%	10/07/15	09/06/16	75,000,000	75,000,000
		0.40%	10/05/15	10/03/16	243,000,000	243,000,000
Wells Fargo Bank, NA		0.46%	12/15/15	10/14/16	100,000,000	100,000,000
		0.50%	12/22/15	10/21/16	275,000,000	275,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	2,188,958	2,188,958
						1,050,191,958
Total Variable-Rate Obligations
(Cost $7,311,605,162)						7,311,605,162
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.9% of net assets
Government Agency Repurchase Agreements* 3.6%
Bank of Nova Scotia
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $112,270,000, 3.00% - 6.00%, due 08/01/28 - 09/01/45)		0.12%		10/01/15	109,000,363	109,000,000
    7

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $307,663,573, 0.20% - 7.50%, due 10/01/16 - 09/01/45)		0.11%		10/01/15	298,000,911	298,000,000
Deutsche Bank Securities, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $90,640,476, 0.00% - 5.25%, due 09/18/17 - 09/15/39)		0.10%		10/01/15	88,000,244	88,000,000
Goldman Sachs & Co
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $57,120,000, 2.50% - 4.59%, due 02/01/23 - 07/01/45)		0.07%		10/01/15	56,000,762	56,000,000
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $41,352,361, 0.71% - 4.00%, due 02/01/18 - 05/01/42)		0.12%		10/01/15	40,541,665	40,541,530
JP Morgan Securities, LLC
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $72,100,001, 2.00% - 4.50%, due 01/16/38 - 04/15/49)		0.14%		10/01/15	70,000,272	70,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $58,710,000, 3.50%, due 09/25/41)		0.14%		10/01/15	57,000,222	57,000,000
Mizuho Securities USA, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $90,640,001, 2.50% - 6.50%, due 03/25/42 - 12/25/42)		0.17%		10/01/15	88,000,416	88,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $523,122,035, 2.50% - 3.50%, due 04/01/30 - 07/01/45)		0.14%		10/01/15	503,001,956	503,000,000
Wells Fargo Securities, LLC
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $84,241,475, 2.46% - 5.50%, due 12/01/22 - 09/01/45)		0.09%		10/06/15	81,001,418	81,000,000
						1,390,541,530
Treasury Repurchase Agreements 19.2%
Barclays Capital, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $1,218,127, 1.13% - 2.13%, due 06/15/18 - 06/30/22)		0.10%		10/01/15	1,194,244	1,194,241
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by U.S. Treasury Securities valued at $177,480,069, 0.25% - 6.50%, due 10/31/15 - 11/15/26)		0.07%		10/05/15	174,002,368	174,000,000
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $84,000,000, 0.40% - 5.50%, due 02/16/33 - 09/20/45)		0.07%		10/06/15	80,001,089	80,000,000
8

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $187,799,984, 0.38% - 3.13%, due 11/15/15 - 08/15/20)		0.08%		10/01/15	184,117,994	184,117,585
Federal Reserve Bank of New York
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $3,770,005,280, 3.13%, due 02/15/42)		0.05%		10/01/15	3,770,005,236	3,770,000,000
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $1,224,016,676, 0.75%, due 02/28/18)		0.07%		10/01/15	1,224,016,660	1,224,000,000
Issued 09/30/15, repurchase date 10/02/15 (Collateralized by U.S. Treasury Securities valued at $1,806,003,523, 2.38% - 2.50%, due 06/30/18 - 08/15/23)		0.07%		10/02/15	1,806,007,023	1,806,000,000
Goldman Sachs & Co
Issued 09/14/15, repurchase date 10/15/15 (Collateralized by U.S. Treasury Securities valued at $70,380,062, 0.13% - 1.50%, due 01/15/18 - 01/31/22)		0.12%		10/07/15	69,005,290	69,000,000
JP Morgan Securities, LLC
Issued 09/18/15, repurchase date 10/19/15 (Collateralized by U.S. Treasury Securities valued at $218,286,641, 1.25% - 2.50%, due 10/31/18 - 05/15/24)		0.09%		10/07/15	214,010,165	214,000,000
						7,522,311,826
Other Repurchase Agreements** 4.1%
Credit Suisse Securities (USA), LLC
Issued 09/15/15, repurchase date 03/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $690,003,535, 0.26% - 9.16%, due 02/25/19 - 12/11/49)	c	0.85%		01/03/16	601,558,333	600,000,000
JP Morgan Securities, LLC
Issued 09/03/15, repurchase date 03/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $314,126,840, 0.60% - 11.00%, due 02/15/16 - 06/15/68)	c	0.75%		12/29/15	273,665,438	273,000,000
Issued 09/24/15, repurchase date 03/21/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $271,433,926, 0.60% - 8.88%, due 05/16/16 - 06/15/68)	c	0.75%		12/29/15	236,472,000	236,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/22/15, repurchase date 12/21/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $343,850,001, 3.75% - 3.87%, due 04/25/55)	c	0.62%		11/04/15	299,221,426	299,000,000
Wells Fargo Securities, LLC
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,753,634, 2.39% - 3.09%, due 02/25/36 - 08/27/37)		0.25%		10/05/15	65,003,160	65,000,000
    9

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 08/06/15, repurchase date 02/12/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $130,464,386, 0.00% - 4.69%, due 08/15/16 - 10/25/47)	c	0.75%		01/03/16	113,353,125	113,000,000
						1,586,000,000
Total Repurchase Agreements
(Cost $10,498,853,356)						10,498,853,356

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $39,082,121,905.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,272,949,984 or 13.5% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $1,523,188,958 or 3.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
IDA —	Industrial development agency/authority
RB —	Revenue bond
10

Schwab Cash Reserves
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2015, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
11

Schwab Cash Reserves
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47711SEP15
12

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
53.7%	Fixed-Rate Obligations	383,860,884	383,860,884
17.2%	Variable-Rate Obligations	122,627,783	122,627,783
29.2%	Repurchase Agreements	208,452,884	208,452,884
100.1%	Total Investments	714,941,551	714,941,551
(0.1%)	Other Assets and Liabilities, Net		(858,858)
100.0%	Net Assets		714,082,693

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 53.7% of net assets
Asset Backed Commercial Paper 10.2%
CAFCO, LLC	a,b	0.46%		02/03/16	1,000,000	998,403
	a,b	0.48%		02/10/16	2,000,000	1,996,480
Chariot Funding, LLC	a,b	0.30%		10/19/15	7,000,000	6,998,950
Charta, LLC	a,b	0.40%		12/14/15	3,000,000	2,997,533
	a,b	0.51%		03/15/16	4,000,000	3,990,593
Ciesco, LLC	a,b	0.31%		11/04/15	9,000,000	8,997,365
Collateralized Commercial Paper Co, LLC	a	0.42%		12/09/15	3,000,000	2,997,585
	a	0.52%		04/01/16	5,000,000	4,986,783
Collateralized Commercial Paper II Co, LLC	b	0.52%		04/01/16	3,000,000	2,992,070
CRC Funding, LLC	a,b	0.40%		12/17/15	2,000,000	1,998,289
Crown Point Capital Co, LLC	a,b	0.33%		12/09/15	1,000,000	999,368
Jupiter Securitization Co, LLC	a,b	0.42%		12/18/15	5,000,000	4,995,450
	a,b	0.47%		01/05/16	1,000,000	998,747
Old Line Funding, LLC	a,b	0.50%		03/29/16	4,000,000	3,990,000
Ridgefield Funding Co, LLC	a,b	0.35%		12/14/15	1,000,000	999,281
	a,b	0.35%		12/15/15	3,000,000	2,997,812
Sheffield Receivables Co, LLC	a,b	0.35%		11/16/15	7,000,000	6,996,869
Thunder Bay Funding, LLC	a,b	0.40%		12/16/15	4,000,000	3,996,622
	a,b	0.51%		03/15/16	2,000,000	1,995,297
    1

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Victory Receivables Corp	a,b	0.34%		12/14/15	6,000,000	5,995,807
						72,919,304
Financial Company Commercial Paper 6.3%
Bank of Nova Scotia	b	0.32%		11/09/15	1,000,000	999,653
BPCE SA	b	0.34%		11/02/15	1,000,000	999,698
Commonwealth Bank of Australia	b	0.28%		12/01/15	4,000,000	3,998,102
DBS Bank, Ltd	b	0.29%		11/03/15	7,000,000	6,998,139
	b	0.30%		11/25/15	1,000,000	999,542
HSBC Bank PLC	b	0.32%		10/29/15	4,000,000	3,999,004
ING (U.S.) Funding, LLC	a	0.36%		10/06/15	6,000,000	5,999,700
	a	0.41%		11/16/15	4,000,000	3,997,904
Macquarie Bank, Ltd	b	0.29%		10/21/15	4,000,000	3,999,356
Nationwide Building Society	b	0.37%		11/19/15	1,000,000	999,496
	b	0.40%		12/03/15	5,000,000	4,996,500
Oversea-Chinese Banking Corp, Ltd		0.52%		03/03/16	1,000,000	997,776
Swedbank AB		0.39%		01/26/16	3,000,000	2,996,198
UBS Finance (Delaware), Inc	a	0.35%		11/16/15	1,000,000	999,553
United Overseas Bank, Ltd	b	0.40%		01/07/16	2,000,000	1,997,822
						44,978,443
Other Commercial Paper 2.4%
Coca-Cola Co	b	0.39%		01/21/16	1,000,000	998,786
	b	0.51%		03/17/16	1,000,000	997,620
	b	0.68%		06/02/16	6,000,000	5,972,234
Toyota Motor Credit Corp		0.31%		12/11/15	9,000,000	8,994,497
						16,963,137
Certificates of Deposit 29.9%
Abbey National Treasury Services PLC	a	0.36%		12/15/15	5,000,000	5,000,000
Bank of Montreal		0.29%		10/15/15	9,000,000	9,000,000
		0.31%		11/12/15	1,000,000	1,000,000
Bank of Nova Scotia		0.30%		10/13/15	5,000,000	5,000,000
Bank of the West		0.32%		12/09/15	3,000,000	3,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.34%		10/05/15	2,000,000	2,000,000
		0.34%		10/06/15	7,000,000	7,000,000
Barclays Bank PLC		0.53%		10/05/15	6,000,000	6,000,000
		0.60%		02/26/16	1,000,000	1,000,000
		0.92%		05/23/16	2,000,000	2,000,000
BNP Paribas SA		0.52%		03/01/16	6,000,000	6,000,000
Canadian Imperial Bank of Commerce		0.57%		07/01/16	1,000,000	1,000,000
2

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Chase Bank USA, NA		0.38%		12/07/15	4,000,000	4,000,000
Credit Agricole Corporate and Investment Bank		0.33%		11/02/15	3,000,000	3,000,000
		0.35%		12/17/15	3,000,000	3,000,000
Credit Agricole SA		0.29%		10/01/15	4,000,000	4,000,000
Credit Suisse AG		0.45%		12/18/15	4,000,000	4,000,000
		0.57%		03/29/16	4,000,000	4,000,000
HSBC Bank PLC		0.35%		10/28/15	7,000,000	7,000,000
		0.35%		11/20/15	1,000,000	1,000,000
		0.43%		12/23/15	4,000,000	4,000,000
HSBC Bank USA		0.40%		12/09/15	2,000,000	2,000,000
ING Bank NV		0.42%		11/02/15	2,000,000	2,000,000
Landesbank Hessen-Thuringen Girozentrale		0.12%		10/01/15	3,000,000	3,000,000
Lloyds Bank PLC		0.52%		02/18/16	1,000,000	1,000,000
		0.52%		02/23/16	4,000,000	4,000,000
		0.50%		04/05/16	2,000,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp		0.32%		10/09/15	3,000,000	3,000,000
		0.35%		10/21/15	1,000,000	1,000,000
		0.31%		12/17/15	4,000,000	4,000,000
Mizuho Bank, Ltd		0.35%		11/13/15	2,000,000	2,000,000
		0.33%		12/07/15	1,000,000	1,000,000
		0.50%		03/17/16	6,000,000	6,000,000
Natixis SA		0.40%		12/07/15	4,000,000	4,000,000
Rabobank Nederland		0.35%		01/04/16	1,000,000	1,000,000
		0.50%		02/19/16	2,000,000	2,000,000
		0.51%		03/24/16	1,000,000	1,000,000
Societe Generale		0.35%		01/04/16	4,000,000	4,000,000
		0.35%		01/05/16	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp		0.34%		10/16/15	1,000,000	1,000,000
		0.37%		10/28/15	2,000,000	2,000,000
		0.35%		11/06/15	1,000,000	1,000,000
		0.40%		11/12/15	6,000,000	6,000,000
		0.35%		11/16/15	2,000,000	2,000,000
		0.33%		12/01/15	5,000,000	5,000,000
		0.50%		03/17/16	1,000,000	1,000,000
		0.50%		03/24/16	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.28%		10/13/15	4,000,000	4,000,000
		0.30%		11/10/15	1,000,000	1,000,000
		0.33%		12/08/15	4,000,000	4,000,000
		0.34%		12/09/15	1,000,000	1,000,000
		0.34%		12/11/15	2,000,000	2,000,000
		0.33%		12/16/15	1,000,000	1,000,000
Svenska Handelsbanken AB		0.30%		11/20/15	11,000,000	11,000,000
		0.30%		12/01/15	2,000,000	2,000,000
Swedbank AB		0.08%		10/07/15	3,000,000	3,000,000
    3

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Toronto-Dominion Bank		0.30%		11/02/15	2,000,000	2,000,000
		0.26%		11/09/15	11,000,000	11,000,000
		0.39%		11/12/15	2,000,000	2,000,000
		0.39%		12/01/15	3,000,000	3,000,000
UBS AG		0.35%		11/16/15	4,000,000	4,000,000
		0.34%		11/20/15	1,000,000	1,000,000
		0.50%		02/03/16	3,000,000	3,000,000
		0.55%		03/01/16	1,000,000	1,000,000
Wells Fargo Bank, NA		0.51%		03/07/16	8,000,000	8,000,000
Westpac Banking Corp		0.48%		02/08/16	3,000,000	3,000,000
						214,000,000
Other Instruments 3.8%
Australia & New Zealand Banking Group, Ltd		0.14%		10/01/15	9,000,000	9,000,000
		0.11%		10/07/15	8,000,000	8,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		10/01/15	7,000,000	7,000,000
Lloyds Bank PLC		0.06%		10/01/15	3,000,000	3,000,000
						27,000,000
Other Notes 1.1%
Bank of America, NA		0.34%		01/19/16	1,000,000	1,000,000
		0.53%		02/22/16	7,000,000	7,000,000
						8,000,000
Total Fixed-Rate Obligations
(Cost $383,860,884)						383,860,884

Variable-Rate Obligations 17.2% of net assets
Financial Company Commercial Paper 1.1%
Commonwealth Bank of Australia	b	0.34%	10/13/15	05/12/16	5,000,000	5,000,000
HSBC Bank PLC	b	0.34%	10/05/15	01/04/16	3,000,000	3,000,000
						8,000,000
Certificates of Deposit 11.8%
Bank of Nova Scotia		0.30%	10/08/15	12/08/15	2,000,000	2,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.55%	10/13/15	03/10/16	5,000,000	5,000,000
Canadian Imperial Bank of Commerce		0.37%	10/13/15	06/10/16	6,000,000	6,000,000
		0.43%	10/28/15	06/28/16	3,000,000	3,000,000
JPMorgan Chase Bank, NA		0.34%		10/22/15	1,000,000	1,000,000
		0.34%		10/23/15	2,000,000	2,000,000
		0.33%		10/27/15	5,000,000	5,000,000
		0.34%	10/08/15	12/08/15	4,000,000	4,000,000
Royal Bank of Canada		0.31%	10/06/15	01/06/16	3,000,000	3,000,000
		0.34%	10/13/15	04/13/16	3,000,000	3,000,000
State Street Bank & Trust Co, NA		0.34%	10/13/15	03/11/16	9,000,000	9,000,000
4

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Toronto-Dominion Bank		0.36%	10/19/15	03/17/16	7,000,000	7,000,000
		0.34%	10/27/15	05/27/16	5,000,000	5,000,000
Wells Fargo Bank, NA		0.32%	10/21/15	11/23/15	10,000,000	10,000,000
		0.33%	10/08/15	02/08/16	4,000,000	4,000,000
		0.34%	10/13/15	05/05/16	2,000,000	2,000,000
Westpac Banking Corp		0.34%	10/13/15	02/12/16	3,000,000	3,000,000
		0.36%	10/01/15	07/01/16	10,000,000	10,000,000
						84,000,000
Variable Rate Demand Notes 0.9%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.45%		10/07/15	35,000	35,000
Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.16%		10/07/15	6,560,000	6,560,000
						6,595,000
Other Notes 2.0%
Bank of America, NA		0.41%	10/05/15	04/04/16	2,000,000	2,000,000
Royal Bank of Canada	b	0.37%	10/07/15	09/06/16	7,000,000	7,000,000
		0.40%	10/05/15	10/03/16	5,000,000	5,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	33,028	33,028
						14,033,028
Treasury Debt 1.4%
United States Treasury Department		0.06%	10/01/15	01/31/16	5,000,000	4,999,755
		0.09%	10/01/15	07/31/16	3,000,000	3,000,000
		0.10%	10/01/15	01/31/17	2,000,000	2,000,000
						9,999,755
Total Variable-Rate Obligations
(Cost $122,627,783)						122,627,783
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 29.2% of net assets
Government Agency Repurchase Agreements* 10.0%
Bank of Nova Scotia
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $2,060,001, 4.00%, due 09/01/42)		0.12%		10/01/15	2,000,007	2,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $12,600,000, 3.00% - 4.50%, due 06/20/35 - 09/20/45)		0.11%		10/01/15	12,000,037	12,000,000
Goldman Sachs & Co
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $26,520,001, 3.50% - 5.50%, due 03/01/39 - 09/01/45)		0.07%		10/01/15	26,000,354	26,000,000
    5

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $21,066,471, 3.00%, due 01/16/40)		0.14%		10/01/15	20,452,964	20,452,884
Mizuho Securities USA, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.44%, due 03/01/40)		0.17%		10/01/15	1,000,005	1,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $10,400,041, 3.00%, due 05/01/43)		0.14%		10/01/15	10,000,039	10,000,000
						71,452,884
Treasury Repurchase Agreements 14.7%
Barclays Capital, Inc
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $53,040,062, 0.38% - 3.13%, due 05/31/16 - 11/15/20)		0.06%		10/01/15	52,000,607	52,000,000
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Treasury Securities valued at $13,260,099, 2.75%, due 02/15/24)		0.07%		10/02/15	13,000,177	13,000,000
JP Morgan Securities, LLC
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $15,300,074, 2.38%, due 12/31/20)		0.12%		10/01/15	15,000,050	15,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $25,500,104, 1.50%, due 10/31/19)		0.12%		10/01/15	25,000,083	25,000,000
						105,000,000
Other Repurchase Agreements** 4.5%
Credit Suisse Securities (USA), LLC
Issued 09/15/15, repurchase date 03/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,801,528, 0.48% - 5.93%, due 07/25/34 - 09/25/36)	c	0.85%		01/03/16	12,031,167	12,000,000
JP Morgan Securities, LLC
Issued 09/03/15, repurchase date 03/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,488, 2.00% - 6.19%, due 01/15/17 - 08/10/55)	c	0.75%		12/29/15	1,002,438	1,000,000
Issued 09/24/15, repurchase date 03/21/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,720, 2.00% - 6.00%, due 09/24/20 - 05/25/43)	c	0.75%		12/29/15	5,010,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/22/15, repurchase date 12/21/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,350,001, 0.00%, due 03/25/58)	c	0.62%		11/04/15	9,006,665	9,000,000
6

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Wells Fargo Securities, LLC
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,694, 2.88% - 5.50%, due 02/15/23 - 04/01/45)		0.25%		10/02/15	4,000,194	4,000,000
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,056, 3.09%, due 08/27/37)		0.25%		10/05/15	1,000,049	1,000,000
						32,000,000
Total Repurchase Agreements
(Cost $208,452,884)						208,452,884

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $714,941,551.
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $117,890,888 or 16.5% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $27,033,028 or 3.8% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction April 29, 2009. The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange Traded Fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
    7

The Charles Schwab Family of Funds
Schwab Investor Money Fund®
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
57.7%	Fixed-Rate Obligations	628,033,214	628,033,214
14.9%	Variable-Rate Obligations	161,685,898	161,685,898
24.2%	Repurchase Agreements	263,725,385	263,725,385
96.8%	Total Investments	1,053,444,497	1,053,444,497
3.2%	Other Assets and Liabilities, Net		34,600,966
100.0%	Net Assets		1,088,045,463

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.7% of net assets
Asset Backed Commercial Paper 10.1%
CAFCO, LLC	a,b	0.51%		03/01/16	3,000,000	2,993,540
Cancara Asset Securitisation, LLC	a,b	0.31%		12/21/15	6,000,000	5,995,815
Chariot Funding, LLC	a,b	0.30%		10/30/15	6,000,000	5,998,550
Charta, LLC	a,b	0.33%		12/14/15	7,000,000	6,995,252
Ciesco, LLC	a,b	0.31%		11/02/15	4,000,000	3,998,898
Collateralized Commercial Paper Co, LLC	a	0.35%		10/23/15	3,000,000	2,999,358
	a	0.52%		04/01/16	5,000,000	4,986,783
Collateralized Commercial Paper II Co, LLC	b	0.52%		04/01/16	6,000,000	5,984,140
CRC Funding, LLC	a,b	0.40%		12/17/15	6,000,000	5,994,867
	a,b	0.51%		03/08/16	5,000,000	4,988,737
	a,b	0.48%		03/21/16	1,000,000	997,707
Crown Point Capital Co, LLC	a,b	0.33%		12/09/15	6,000,000	5,996,205
Fairway Finance Co, LLC	a,b	0.27%		10/19/15	1,185,000	1,184,840
Jupiter Securitization Co, LLC	a,b	0.47%		01/05/16	10,000,000	9,987,467
Lexington Parker Capital Co, LLC	a,b	0.27%		10/20/15	6,000,000	5,999,145
Nieuw Amsterdam Receivables Corp	a,b	0.22%		10/06/15	2,000,000	1,999,939
Old Line Funding, LLC	a,b	0.36%		12/16/15	3,000,000	2,997,720
	a,b	0.50%		03/29/16	2,000,000	1,995,000
    1

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ridgefield Funding Co, LLC	a,b	0.36%		12/07/15	2,000,000	1,998,660
	a,b	0.35%		12/15/15	5,000,000	4,996,354
Sheffield Receivables Co, LLC	a,b	0.35%		11/17/15	11,000,000	10,994,974
	a,b	0.35%		11/24/15	1,000,000	999,475
Thunder Bay Funding, LLC	a,b	0.46%		01/19/16	9,000,000	8,987,350
						110,070,776
Financial Company Commercial Paper 4.9%
BPCE SA	b	0.34%		11/02/15	3,000,000	2,999,093
Caisse des Depots et Consignations	b	0.24%		10/13/15	5,000,000	4,999,600
Commonwealth Bank of Australia	b	0.28%		12/01/15	8,000,000	7,996,204
DBS Bank, Ltd	b	0.29%		11/02/15	7,000,000	6,998,196
	b	0.30%		11/25/15	1,000,000	999,542
DNB Bank ASA	b	0.33%		10/01/15	1,000,000	1,000,000
ING (U.S.) Funding, LLC	a	0.38%		10/19/15	10,000,000	9,998,100
	a	0.41%		11/16/15	8,000,000	7,995,809
Macquarie Bank, Ltd	b	0.29%		10/21/15	6,000,000	5,999,033
Nationwide Building Society	b	0.30%		10/05/15	2,000,000	1,999,933
Oversea-Chinese Banking Corp, Ltd		0.52%		03/03/16	1,000,000	997,776
Skandinaviska Enskilda Banken AB	b	0.34%		10/01/15	1,000,000	1,000,000
						52,983,286
Other Commercial Paper 2.4%
Coca-Cola Co	b	0.39%		01/21/16	7,000,000	6,991,507
Toyota Motor Credit Corp		0.31%		12/10/15	6,000,000	5,996,383
		0.31%		12/11/15	5,000,000	4,996,943
		0.31%		12/22/15	8,000,000	7,994,351
						25,979,184
Certificates of Deposit 33.6%
Abbey National Treasury Services PLC	a	0.31%		11/04/15	2,000,000	2,000,000
	a	0.33%		11/16/15	2,000,000	2,000,000
	a	0.36%		12/15/15	6,000,000	6,000,000
Bank of Montreal		0.31%		11/06/15	7,000,000	7,000,000
		0.31%		11/12/15	7,000,000	7,000,000
Bank of Nova Scotia		0.34%		11/09/15	1,000,000	1,000,000
Bank of the West		0.30%		11/09/15	2,000,000	2,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.34%		10/06/15	3,000,000	3,000,000
Barclays Bank PLC		0.53%		10/05/15	10,000,000	10,000,000
		0.60%		02/26/16	1,000,000	1,000,000
		0.92%		05/23/16	3,000,000	3,000,000
BNP Paribas SA		0.26%		10/13/15	3,000,000	3,000,000
		0.52%		03/01/16	2,000,000	2,000,000
2

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Canadian Imperial Bank of Commerce		0.46%		02/22/16	8,000,000	8,000,000
		0.55%		03/14/16	3,000,000	3,000,000
Chase Bank USA, NA		0.38%		12/07/15	9,000,000	9,000,000
Credit Agricole Corporate and Investment Bank		0.30%		12/01/15	9,000,000	9,000,000
		0.35%		12/17/15	1,000,000	1,000,000
Credit Agricole SA		0.29%		10/01/15	4,000,000	4,000,000
Credit Suisse AG		0.45%		12/18/15	6,000,000	6,000,000
		0.57%		03/29/16	5,000,000	5,000,000
HSBC Bank PLC		0.32%		11/05/15	8,000,000	8,000,000
		0.43%		12/23/15	1,000,000	1,000,000
HSBC Bank USA		0.32%		10/23/15	2,000,000	2,000,000
		0.40%		12/09/15	2,000,000	2,000,000
Landesbank Hessen-Thuringen Girozentrale		0.12%		10/01/15	5,000,000	5,000,000
Lloyds Bank PLC		0.27%		11/02/15	2,000,000	2,000,000
		0.36%		12/01/15	2,000,000	2,000,000
		0.52%		02/23/16	4,000,000	4,000,000
		0.50%		04/05/16	4,000,000	4,000,000
Mitsubishi UFJ Trust & Banking Corp		0.32%		10/09/15	7,000,000	7,000,000
		0.35%		11/06/15	3,000,000	3,000,000
		0.36%		11/09/15	5,000,000	5,000,000
		0.42%		01/05/16	5,000,000	5,000,000
		0.40%		01/21/16	2,000,000	2,000,000
		0.40%		01/22/16	2,000,000	2,000,000
Mizuho Bank, Ltd		0.30%		11/13/15	9,000,000	9,000,000
		0.35%		11/16/15	2,000,000	2,000,000
		0.50%		03/17/16	6,000,000	6,000,000
MUFG Union Bank, NA		0.27%		10/26/15	3,000,000	3,000,000
Natixis SA		0.34%		11/02/15	1,000,000	1,000,000
		0.40%		12/07/15	3,000,000	3,000,000
Nordea Bank Finland PLC		0.26%		10/26/15	3,000,000	2,999,990
		0.26%		10/27/15	6,000,000	5,999,978
Oversea-Chinese Banking Corp, Ltd		0.10%		10/06/15	9,000,000	9,000,000
Rabobank Nederland		0.28%		11/02/15	8,000,000	8,000,000
		0.35%		01/04/16	3,000,000	3,000,000
		0.37%		01/08/16	9,000,000	9,000,000
Societe Generale		0.35%		01/04/16	2,000,000	2,000,000
		0.35%		01/05/16	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp		0.28%		10/01/15	1,000,000	1,000,000
		0.34%		10/06/15	1,000,000	1,000,000
		0.34%		10/16/15	1,000,000	1,000,000
		0.37%		10/27/15	1,000,000	1,000,000
		0.35%		11/06/15	1,000,000	1,000,000
		0.40%		11/06/15	5,000,000	5,000,000
		0.40%		11/10/15	2,000,000	2,000,000
		0.43%		11/20/15	1,000,000	1,000,000
		0.33%		12/09/15	16,000,000	16,000,000
		0.50%		03/24/16	2,000,000	2,000,000
    3

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Trust Bank, Ltd		0.28%		10/13/15	3,000,000	3,000,000
		0.29%		11/05/15	3,000,000	3,000,000
		0.33%		12/08/15	1,000,000	1,000,000
		0.34%		12/11/15	12,000,000	12,000,000
Svenska Handelsbanken AB		0.30%		11/20/15	15,000,000	15,000,000
		0.30%		11/23/15	4,000,000	4,000,000
Swedbank AB		0.08%		10/07/15	14,000,000	14,000,000
Toronto-Dominion Bank		0.30%		10/27/15	3,000,000	3,000,000
		0.30%		10/29/15	7,000,000	7,000,000
		0.30%		11/02/15	12,000,000	12,000,000
		0.30%		11/05/15	2,000,000	2,000,000
		0.30%		11/06/15	3,000,000	3,000,000
		0.26%		11/09/15	1,000,000	1,000,000
		0.30%		12/01/15	1,000,000	1,000,000
		0.62%		04/25/16	10,000,000	10,000,000
UBS AG		0.35%		11/16/15	6,000,000	6,000,000
		0.33%		12/01/15	3,000,000	3,000,000
		0.50%		02/03/16	3,000,000	3,000,000
		0.55%		03/01/16	4,000,000	4,000,000
Wells Fargo Bank, NA		0.51%		03/07/16	4,000,000	4,000,000
Westpac Banking Corp		0.48%		02/08/16	5,000,000	5,000,000
						365,999,968
Other Instruments 4.1%
Australia & New Zealand Banking Group, Ltd		0.14%		10/06/15	6,000,000	6,000,000
		0.11%		10/07/15	19,000,000	19,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		10/01/15	9,000,000	9,000,000
Lloyds Bank PLC		0.06%		10/01/15	4,000,000	4,000,000
Skandinaviska Enskilda Banken AB		0.10%		10/06/15	7,000,000	7,000,000
						45,000,000
Other Notes 2.6%
Bank of America, NA		0.26%		10/01/15	2,000,000	2,000,000
		0.32%		11/05/15	10,000,000	10,000,000
		0.33%		12/02/15	2,000,000	2,000,000
		0.34%		01/19/16	14,000,000	14,000,000
						28,000,000
Total Fixed-Rate Obligations
(Cost $628,033,214)						628,033,214

Variable-Rate Obligations 14.9% of net assets
Financial Company Commercial Paper 1.9%
Commonwealth Bank of Australia	b	0.40%	10/29/15	06/29/16	6,000,000	6,000,000
HSBC Bank PLC	b	0.34%	10/05/15	01/04/16	15,000,000	15,000,000
						21,000,000
4

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 9.7%
Bank of Nova Scotia		0.29%		10/09/15	3,000,000	3,000,000
		0.30%	10/08/15	12/08/15	4,000,000	4,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.55%	10/13/15	03/10/16	11,000,000	11,000,000
Canadian Imperial Bank of Commerce		0.43%	10/28/15	06/28/16	3,000,000	3,000,000
JPMorgan Chase Bank, NA		0.34%		10/22/15	3,000,000	3,000,000
Royal Bank of Canada		0.31%	10/06/15	01/06/16	9,000,000	9,000,000
		0.30%	10/26/15	02/25/16	10,000,000	10,000,000
		0.34%	10/13/15	04/13/16	13,000,000	13,000,000
State Street Bank & Trust Co, NA		0.34%	10/13/15	03/11/16	12,000,000	12,000,000
Wells Fargo Bank, NA		0.32%	10/21/15	11/23/15	6,000,000	6,000,000
		0.29%	10/26/15	11/25/15	5,000,000	5,000,000
		0.33%	10/09/15	02/09/16	7,000,000	7,000,000
		0.37%	10/21/15	05/23/16	12,000,000	12,000,000
Westpac Banking Corp		0.34%	10/13/15	02/12/16	7,000,000	7,000,000
						105,000,000
Treasury Debt 2.0%
United States Treasury Department		0.06%	10/01/15	01/31/16	7,000,000	6,999,758
		0.09%	10/01/15	07/31/16	5,000,000	5,000,000
		0.07%	10/01/15	10/31/16	10,000,000	9,996,072
						21,995,830
Variable Rate Demand Notes 1.0%
Blue Mountain Enterprises, LLC
Variable Rate Demand Bonds Series 2013	a	0.20%		10/07/15	3,760,000	3,760,000
Eagle Cnty
Housing Facilities RB (BC Housing) Series 1997B	a	0.24%		10/07/15	1,500,000	1,500,000
Labcon North America
Taxable Bonds Series 2010	a	0.22%		10/07/15	1,545,000	1,545,000
YMCA - Northwoods
Taxable Variable Rate Demand Notes Series 2014A	a	0.25%		10/07/15	3,775,000	3,775,000
						10,580,000
Other Notes 0.3%
Bank of America, NA		0.41%	10/05/15	04/04/16	3,000,000	3,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	110,068	110,068
						3,110,068
Total Variable-Rate Obligations
(Cost $161,685,898)						161,685,898
    5

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 24.2% of net assets
Government Agency Repurchase Agreements* 8.7%
Bank of Nova Scotia
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $3,090,000, 4.00%, due 09/01/42)		0.12%		10/01/15	3,000,010	3,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $18,899,998, 2.50% - 5.50%, due 06/20/35 - 09/25/44)		0.11%		10/01/15	18,000,055	18,000,000
Goldman Sachs & Co
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $12,240,000, 2.93% - 3.50%, due 06/01/34 - 08/01/44)		0.07%		10/01/15	12,000,163	12,000,000
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Government Agency Securities valued at $3,060,000, 3.50%, due 01/01/26)		0.08%		10/02/15	3,000,047	3,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $17,227,147, 3.00%, due 01/16/40)		0.14%		10/01/15	16,725,450	16,725,385
Mizuho Securities USA, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $2,060,000, 2.44% - 6.94%, due 03/01/40 - 03/20/40)		0.17%		10/01/15	2,000,009	2,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Government Agency Securities valued at $21,840,085, 3.00%, due 05/01/43)		0.14%		10/01/15	21,000,082	21,000,000
Wells Fargo Securities, LLC
Issued 09/29/15, repurchase date 10/06/15 (Collateralized by U.S. Government Agency Securities valued at $19,760,346, 4.00%, due 07/01/45)		0.09%		10/06/15	19,000,333	19,000,000
						94,725,385
Treasury Repurchase Agreements 11.7%
Barclays Capital, Inc
Issued 09/24/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $31,620,004, 1.50% - 4.00%, due 07/31/16 - 05/31/19)		0.06%		10/01/15	31,000,362	31,000,000
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by U.S. Treasury Securities valued at $18,360,050, 0.88% - 4.88%, due 08/15/16 - 06/15/17)		0.07%		10/02/15	18,000,245	18,000,000
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by U.S. Treasury Securities valued at $3,060,088, 0.00% - 4.75%, due 01/28/16 - 02/15/37)		0.07%		10/05/15	3,000,041	3,000,000
6

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP Morgan Securities, LLC
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $45,900,044, 1.25% - 5.13%, due 05/15/16 - 03/31/22)		0.12%		10/01/15	45,000,150	45,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $31,620,149, 1.50%, due 10/31/19)		0.12%		10/01/15	31,000,103	31,000,000
						128,000,000
Other Repurchase Agreements** 3.8%
Credit Suisse Securities (USA), LLC
Issued 09/15/15, repurchase date 03/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,801,701, 0.36% - 6.43%, due 01/25/29 - 11/15/36)	c	0.85%		01/03/16	12,031,167	12,000,000
JP Morgan Securities, LLC
Issued 09/03/15, repurchase date 03/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,205,192, 2.00% - 3.75%, due 02/15/23 - 08/10/55)	c	0.75%		12/29/15	8,019,500	8,000,000
Issued 09/24/15, repurchase date 03/21/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,432, 2.00% - 11.00%, due 10/15/16 - 08/10/55)	c	0.75%		12/29/15	3,006,000	3,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/22/15, repurchase date 12/21/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,001, 0.00%, due 03/25/58)	c	0.62%		11/04/15	11,008,146	11,000,000
Wells Fargo Securities, LLC
Issued 09/25/15, repurchase date 10/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,479, 2.63% - 4.90%, due 05/01/19 - 09/15/44)		0.25%		10/02/15	2,000,097	2,000,000
Issued 09/28/15, repurchase date 10/05/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,112, 3.09%, due 08/27/37)		0.25%		10/05/15	2,000,097	2,000,000
Issued 08/06/15, repurchase date 02/12/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,463,657, 3.72% - 3.97%, due 10/28/19 - 11/25/43)	c	0.75%		01/03/16	3,009,375	3,000,000
						41,000,000
Total Repurchase Agreements
(Cost $263,725,385)						263,725,385

End of Investments.

    7

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

At 09/30/15, the tax basis cost of the fund's investments was $1,053,444,497.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $164,067,743 or 15.1% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $37,110,068 or 3.4% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond
8

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2015, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
9

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88395SEP15
10

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 17, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 13, 2015